UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-22127
RIVERSOURCE VARIABLE SERIES TRUST

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 12/31
Date of reporting period: 9/30

Investments in Affiliated Funds
Disciplined Asset Allocation Portfolios — Conservative
Sept. 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (30.8%)

	Shares	Value(a)
International (6.3%)
RiverSource Disciplined International Equity Fund	329,331	$2,390,943

U.S. Large Cap (21.9%)
RiverSource Disciplined Equity Fund	844,821	3,835,490
RiverSource Disciplined Large Cap Growth Fund	310,123	2,344,528
RiverSource Disciplined Large Cap Value Fund	272,194	2,125,832

Total		8,305,850

U.S. Small Mid Cap (2.6%)
RiverSource Disciplined Small and Mid Cap Equity Fund	144,641	990,794

Total Equity Funds (Cost: $9,780,992)		$11,687,587

Fixed Income Funds (59.7%)

	Shares	Value(a)
Global Bond (3.4%)
RiverSource Global Bond Fund	182,569	$1,290,764

High Yield (8.7%)
RiverSource High Yield Bond Fund	1,281,497	3,280,633

Inflation Protected Securities (8.1%)
RiverSource Inflation Protected Securities Fund	307,703	3,067,799

International (6.2%)
RiverSource Emerging Markets Bond Fund	226,313	2,337,808

Investment Grade (33.3%)
RiverSource Diversified Bond Fund	2,628,096	12,641,142

Total Fixed Income Funds (Cost: $20,830,006)		$22,618,146

Alternative Investments (5.7%)

	Shares	Value(a)
RiverSource Absolute Return Currency and Income Fund	219,088	$2,173,350

Total Alternative Investments (Cost: $2,162,475)		$2,173,350

Cash Equivalents (3.8%)

	Shares	Value(a)
Money Market
RiverSource Cash Management Fund	1,441,624	$1,441,624

Total Cash Equivalents (Cost: $1,441,624)		$1,441,624

Total Investments in Affiliated Funds (Cost: $34,215,097)		$37,920,707

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2009.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2009:

Fair value at Sept. 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Investments in Affiliated Funds	$37,920,707	$—	$—	$37,920,707

Investments in Affiliated Funds
Disciplined Asset Allocation Portfolios — Moderately Conservative
Sept. 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (44.1%)

	Shares	Value(a)
International (7.2%)
RiverSource Disciplined International Equity Fund	505,576	$3,670,484

U.S. Large Cap (33.1%)
RiverSource Disciplined Equity Fund	1,689,573	7,670,659
RiverSource Disciplined Large Cap Growth Fund	626,834	4,738,865
RiverSource Disciplined Large Cap Value Fund	572,805	4,473,605

Total		16,883,129

U.S. Small Mid Cap (3.8%)
RiverSource Disciplined Small and Mid Cap Equity Fund	286,530	1,962,728

Total Equity Funds (Cost: $20,237,898)		$22,516,341

Fixed Income Funds (48.8%)

	Shares	Value(a)
Global Bond (2.9%)
RiverSource Global Bond Fund	207,240	$1,465,184

High Yield (6.8%)
RiverSource High Yield Bond Fund	1,347,133	3,448,662

Inflation Protected Securities (7.0%)
RiverSource Inflation Protected Securities Fund	357,767	3,566,941

International (6.0%)
RiverSource Emerging Markets Bond Fund	294,431	3,041,474

Investment Grade (26.1%)
RiverSource Diversified Bond Fund	2,782,559	13,384,110

Total Fixed Income Funds (Cost: $23,216,909)		$24,906,371

Alternative Investments (4.3%)

	Shares	Value(a)
RiverSource Absolute Return Currency and Income Fund	219,672	$2,179,143

Total Alternative Investments (Cost: $2,163,177)		$2,179,143

Cash Equivalents (2.8%)

	Shares	Value(a)
Money Market
RiverSource Cash Management Fund	1,445,465	$1,445,465

Total Cash Equivalents (Cost: $1,445,465)		$1,445,465

Total Investments in Affiliated Funds (Cost: $47,063,449)		$51,047,320

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2009.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2009:

Fair value at Sept. 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Investments in Affiliated Funds	$51,047,320	$—	$—	$51,047,320

Investments in Affiliated Funds
Disciplined Asset Allocation Portfolios — Moderate
Sept. 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (58.1%)

	Shares	Value(a)
International (11.2%)
RiverSource Disciplined International Equity Fund	1,310,750	$9,516,043

U.S. Large Cap (42.3%)
RiverSource Disciplined Equity Fund	3,585,172	16,276,682
RiverSource Disciplined Large Cap Growth Fund	1,252,032	9,465,360
RiverSource Disciplined Large Cap Value Fund	1,308,865	10,222,233

Total		35,964,275

U.S. Small Mid Cap (4.6%)
RiverSource Disciplined Small and Mid Cap Equity Fund	570,140	3,905,461

Total Equity Funds (Cost: $46,084,887)		$49,385,779

Fixed Income Funds (37.9%)

	Shares	Value(a)
Global Bond (2.8%)
RiverSource Global Bond Fund	338,592	$2,393,847

High Yield (5.4%)
RiverSource High Yield Bond Fund	1,784,313	4,567,840

Inflation Protected Securities (6.3%)
RiverSource Inflation Protected Securities Fund	538,615	5,369,996

International (5.6%)
RiverSource Emerging Markets Bond Fund	464,379	4,797,037

Investment Grade (17.8%)
RiverSource Diversified Bond Fund	3,125,324	15,032,808

Total Fixed Income Funds (Cost: $29,918,768)		$32,161,528

Alternative Investments (2.4%)

	Shares	Value(a)
RiverSource Absolute Return Currency and Income Fund	204,893	$2,032,534

Total Alternative Investments (Cost: $2,021,383)		$2,032,534

Cash Equivalents (1.6%)

	Shares	Value(a)
Money Market
RiverSource Cash Management Fund	1,348,208	$1,348,208

Total Cash Equivalents (Cost: $1,348,208)		$1,348,208

Total Investments in Affiliated Funds (Cost: $79,373,246)		$84,928,049

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2009.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2009:

Fair value at Sept. 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Investments in Affiliated Funds	$84,928,049	$—	$—	$84,928,049

Investments in Affiliated Funds
Disciplined Asset Allocation Portfolios — Moderately Aggressive
Sept. 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (70.0%)

	Shares	Value(a)
International (11.4%)
RiverSource Disciplined International Equity Fund	923,698	$6,706,050

U.S. Large Cap (53.4%)
RiverSource Disciplined Equity Fund	3,299,480	14,979,638
RiverSource Disciplined Large Cap Growth Fund	1,063,597	8,040,793
RiverSource Disciplined Large Cap Value Fund	1,076,952	8,410,998

Total		31,431,429

U.S. Small Mid Cap (5.2%)
RiverSource Disciplined Small and Mid Cap Equity Fund	450,150	3,083,525

Total Equity Funds (Cost: $37,693,653)		$41,221,004

Fixed Income Funds (28.2%)

	Shares	Value(a)
Global Bond (2.3%)
RiverSource Global Bond Fund	188,035	$1,329,407

High Yield (4.1%)
RiverSource High Yield Bond Fund	954,606	2,443,791

Inflation Protected Securities (5.2%)
RiverSource Inflation Protected Securities Fund	304,653	3,037,386

International (5.3%)
RiverSource Emerging Markets Bond Fund	302,908	3,129,038

Investment Grade (11.3%)
RiverSource Diversified Bond Fund	1,381,185	6,643,500

Total Fixed Income Funds (Cost: $15,403,257)		$16,583,122

Alternative Investments (1.1%)

	Shares	Value(a)
RiverSource Absolute Return Currency and Income Fund	66,179	$656,496

Total Alternative Investments (Cost: $649,498)		$656,496

Cash Equivalents (0.7%)

	Shares	Value(a)
Money Market
RiverSource Cash Management Fund	435,461	$435,461

Total Cash Equivalents (Cost: $435,461)		$435,461

Total Investments in Affiliated Funds (Cost: $54,181,869)		$58,896,083

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2009.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2009:

Fair value at Sept. 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Investments in Affiliated Funds	$58,896,083	$—	$—	$58,896,083

Investments in Affiliated Funds
Disciplined Asset Allocation Portfolios — Aggressive
Sept. 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (80.0%)

	Shares	Value(a)
International (14.3%)
RiverSource Disciplined International Equity Fund	468,120	$3,398,553

U.S. Large Cap (59.3%)
RiverSource Disciplined Equity Fund	1,428,294	6,484,455
RiverSource Disciplined Large Cap Growth Fund	475,419	3,594,171
RiverSource Disciplined Large Cap Value Fund	518,179	4,046,981

Total		14,125,607

U.S. Small Mid Cap (6.4%)
RiverSource Disciplined Small and Mid Cap Equity Fund	220,812	1,512,560

Total Equity Funds (Cost: $17,133,858)		$19,036,720

Fixed Income Funds (19.2%)

	Shares	Value(a)
Global Bond (1.0%)
RiverSource Global Bond Fund	33,792	$238,907

High Yield (4.1%)
RiverSource High Yield Bond Fund	385,388	986,592

Inflation Protected Securities (3.4%)
RiverSource Inflation Protected Securities Fund	82,078	818,314

International (4.6%)
RiverSource Emerging Markets Bond Fund	105,449	1,089,293

Investment Grade (6.1%)
RiverSource Diversified Bond Fund	301,030	1,447,954

Total Fixed Income Funds (Cost: $4,244,549)		$4,581,060

Alternative Investments (0.5%)

	Shares	Value(a)
RiverSource Absolute Return Currency and Income Fund	13,038	$129,333

Total Alternative Investments (Cost: $127,974)		$129,333

Cash Equivalents (0.4%)

	Shares	Value(a)
Money Market
RiverSource Cash Management Fund	86,470	$86,470

Total Cash Equivalents (Cost: $86,470)		$86,470

Total Investments in Affiliated Funds (Cost: $21,592,851)		$23,833,583

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2009.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2009:

Fair value at Sept. 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Investments in Affiliated Funds	$23,833,583	$—	$—	$23,833,583

Portfolio of Investments
RiverSource Partners VP — Fundamental Value Fund
Sept. 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (94.6%)

Issuer	Shares		Value(a)
Air Freight & Logistics (0.5%)
United Parcel Service Cl B	175,150		$9,890,721

Automobiles (1.0%)
Harley-Davidson	808,380	(h)	18,592,740

Beverages (3.0%)
Coca-Cola	187,900		10,090,230
Diageo ADR	413,880	(c,h)	25,449,481
Heineken Holding	528,653	(c,h)	21,560,515

Total			57,100,226

Capital Markets (4.6%)
Bank of New York Mellon	1,166,740		33,823,793
Goldman Sachs Group	68,360		12,602,166
Gam Holding	818,980	(c)	40,903,985

Total			87,329,944

Chemicals (0.7%)
Monsanto	123,640	(h)	9,569,736
Potash Corp of Saskatchewan	42,536	(c)	3,842,702

Total			13,412,438

Commercial Banks (4.3%)
Wells Fargo & Co	2,888,860	(h)	81,408,075

Commercial Services & Supplies (1.8%)
Iron Mountain	1,280,279	(b)	34,132,238

Computers & Peripherals (1.5%)
Hewlett-Packard	604,600	(h)	28,543,166

Construction Materials (0.8%)
Martin Marietta Materials	42,960	(h)	3,955,327
Vulcan Materials	220,540	(h)	11,924,598

Total			15,879,925

Consumer Finance (3.5%)
American Express	1,947,940	(h)	66,035,166

Containers & Packaging (1.9%)
Sealed Air	1,852,546	(h)	36,365,478

Diversified Consumer Services (0.6%)
H&R Block	605,980		11,137,912

Issuer	Shares		Value(a)
Diversified Financial Services (3.5%)
JPMorgan Chase & Co	1,269,120		55,612,839
Moody’s	532,433	(h)	10,893,579

Total			66,506,418

Electrical Equipment (0.5%)
ABB ADR	424,850	(b,c)	8,513,994

Electronic Equipment, Instruments & Components (1.2%)
Agilent Technologies	829,302	(b,h)	23,079,475

Energy Equipment & Services (0.9%)
Transocean	196,625	(b,c)	16,817,336

Food & Staples Retailing (6.7%)
Costco Wholesale	1,434,990	(h)	81,019,535
CVS Caremark	1,277,058		45,642,053

Total			126,661,588

Food Products (0.2%)
Hershey	120,550	(h)	4,684,573

Health Care Equipment & Supplies (1.1%)
Becton Dickinson & Co	232,650		16,227,338
CareFusion	187,650	(b)	4,090,770

Total			20,318,108

Health Care Providers & Services (2.8%)
Cardinal Health	384,300		10,299,240
Express Scripts	291,120	(b)	22,585,090
Laboratory Corp of America Holdings	95,500	(b,h)	6,274,350
UnitedHealth Group	567,710	(h)	14,215,458

Total			53,374,138

Household Durables (0.4%)
Garmin	103,955	(c,h)	3,923,262
Hunter Douglas	74,974	(c)	3,018,788

Total			6,942,050

Household Products (1.5%)
Procter & Gamble	474,310	(h)	27,472,035

Independent Power Producers & Energy Traders (0.1%)
AES	179,400	(b)	2,658,708

Industrial Conglomerates (0.8%)
Tyco Intl	427,512	(c)	14,740,614

Insurance (12.0%)
American Intl Group	29,611	(b,h)	1,306,141
Berkshire Hathaway Cl B	28,151	(b,h)	93,545,773
Fairfax Financial Holdings	19,000	(c)	7,043,870
Hartford Financial Services Group	365,470		9,684,955
Loews	1,402,060		48,020,555

Issuer	Shares		Value(a)
Markel	4,947	(b,h)	1,631,620
NIPPONKOA Insurance	52,400	(c,h)	328,087
Principal Financial Group	153,640	(h)	4,208,200
Progressive	2,363,231	(b)	39,182,370
Sun Life Financial	91,200	(c)	2,849,088
Transatlantic Holdings	376,825		18,905,310

Total			226,705,969

Internet & Catalog Retail (0.7%)
Amazon.com	100,160	(b)	9,350,938
Liberty Media — Interactive Cl A	404,588	(b,e)	4,438,330

Total			13,789,268

Internet Software & Services (1.4%)
Google Cl A	54,270	(b,h)	26,909,780

IT Services (0.3%)
Visa Cl A	69,130	(h)	4,777,574

Machinery (0.3%)
PACCAR	153,870	(h)	5,802,438

Marine (0.8%)
China Shipping Development Series H	4,066,000	(c)	5,141,523
Kuehne & Nagel Intl	114,657	(c,h)	9,964,746

Total			15,106,269

Media (3.8%)
Comcast Special Cl A	955,607	(h)	15,366,161
Grupo Televisa ADR	422,510	(c,h)	7,854,461
Liberty Entertainment Series A	325,520	(b,e)	10,126,927
News Corp Cl A	1,961,400		23,517,186
Walt Disney	524,900	(h)	14,413,754

Total			71,278,489

Metals & Mining (0.8%)
BHP Billiton	305,450	(c)	8,336,826
Rio Tinto	146,369	(c)	6,241,502

Total			14,578,328

Oil, Gas & Consumable Fuels (15.0%)
Canadian Natural Resources	660,600	(c)	44,385,714
China Coal Energy Series H	9,397,900	(c)	12,296,091
ConocoPhillips	234,020		10,568,343
Devon Energy	866,430	(h)	58,336,732
EOG Resources	717,520	(h)	59,920,095
Occidental Petroleum	1,135,540	(h)	89,026,336
OGX Petroleo e Gas Participacoes	10,200	(c)	7,794,307

Total			282,327,618

Paper & Forest Products (0.9%)
Sino-Forest Cl A	1,040,280	(b,c)	16,434,185

Personal Products (0.1%)
Natura Cosmeticos	114,600	(c)	2,061,454

Issuer	Shares		Value(a)
Pharmaceuticals (5.3%)
Johnson & Johnson	554,080	(h)	33,737,931
Merck & Co	540,400	(h)	17,092,852
Pfizer	941,560	(h)	15,582,818
Schering-Plough	1,204,900		34,038,425

Total			100,452,026

Real Estate Management & Development (1.1%)
Brookfield Asset Management Cl A	415,590	(c)	9,438,049
Hang Lung Group	2,321,000	(c)	11,619,974

Total			21,058,023

Semiconductors & Semiconductor Equipment (1.9%)
Texas Instruments	1,516,025		35,914,632

Software (2.3%)
Activision Blizzard	804,700	(b)	9,970,233
Microsoft	1,287,748	(h)	33,339,796

Total			43,310,029

Specialty Retail (1.9%)
Bed Bath & Beyond	627,730	(b,h)	23,564,984
CarMax	581,505	(b,h)	12,153,455

Total			35,718,439

Tobacco (0.9%)
Philip Morris Intl	351,129		17,114,027

Transportation Infrastructure (1.2%)
China Merchants Holdings Intl	5,402,567	(c)	17,915,609
COSCO Pacific	3,182,394	(c,h)	4,566,222
LLX Logistica	90,600	(b,c)	334,646

Total			22,816,477

Total Common Stocks (Cost: $1,670,963,649)			$1,787,752,091

Bonds (0.5%)

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Automotive (0.4%)
Harley-Davidson Sr Unsecured
02-01-14	15.00%	$6,000,000		$7,307,988

Paper (0.1%)
Sino-Forest Cv
08-01-13	5.00	1,340,000	(c,d,f)	1,283,291

Total Bonds (Cost: $7,340,000)				$8,591,279

Money Market Fund (5.3%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.28%	100,974,328	(g)	$100,974,328

Total Money Market Fund (Cost: $100,974,328)			$100,974,328

Investments of Cash Collateral Received for Securities on Loan (23.4%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund (9.5%)
JPMorgan Prime Money Market Fund	178,324,345	$178,324,346

	Coupon	Principal
Issuer	Rate	Amount	Value(a)
Asset-Backed Commercial Paper (2.2%)
Arabella Finance LLC
10-08-09	0.63	4,998,785	4,998,785
Belmont Funding LLC
10-06-09	0.52	9,998,989	9,998,989
Ebbets Funding LLC
10-06-09	0.47	9,999,086	9,999,086
Grampian Funding LLC
10-21-09	0.37	4,998,458	4,998,458
Rhein-Main Securitisation
10-20-09	0.32	4,998,889	4,998,889
Tasman Funding
10-23-09	0.30	2,999,250	2,999,250
Versailles Commercial Paper LLC
10-13-09	0.55	2,998,487	2,998,487

Total			40,991,944

Certificates of Deposit (7.0%)
Banco Espirito Santo e Comm London
10-06-09	0.30	8,000,000	8,000,000
Banco Popular Espanol
10-05-09	0.51	1,998,245	1,998,245
Banco Santander Madrid
10-13-09	0.45	4,000,000	4,000,000
Banco Santander Totta
10-21-09	0.38	7,000,000	7,000,000
Bank of Austria
10-14-09	0.34	1,999,433	1,999,433
Bank of Tokyo UFJ London
12-21-09	0.37	10,000,132	10,000,132
Bayrische Hypo-Und Vereinsbank
10-29-09	0.39	5,000,000	5,000,000
Caixa Geral Dep London
10-26-09	0.57	2,000,000	2,000,000
Calyon London
11-19-09	0.35	4,995,532	4,995,532
Credit Indusrial et Comm London
10-13-09	0.52	4,993,364	4,993,364
11-18-09	0.37	8,000,000	8,000,000
Danske Bank Copenhagen
11-24-09	0.32	5,000,000	5,000,000
Dexia Credit Local du France
10-09-09	0.42	10,977,790	10,977,791
Jyske
12-10-09	0.44	4,994,445	4,994,445

	Coupon	Principal
Issuer	Rate	Amount	Value(a)
Mizuho London
10-29-09	0.49	1,000,000	1,000,000
12-15-09	0.33	5,000,000	5,000,000
Monte de Paschi
10-14-09	0.40	10,000,166	10,000,166
Norinchukin Bank NY
11-20-09	0.41	7,000,000	7,000,000
NyKredit
12-18-09	0.53	5,000,000	5,000,000
Raiffeisen Zentralbank Oest Vienna
10-05-09	0.29	8,000,000	8,000,000
San Paolo Imi Ireland
10-07-09	0.40	2,997,003	2,997,003
Sumitomo Mitsui Banking Corp Brussels
11-19-09	0.44	5,000,000	5,000,000
Ulster Bank Ireland, Dublin
10-15-09	0.47	10,000,000	10,000,000

Total			132,956,111

Commercial Paper (1.3%)
Citigroup Funding
10-05-09	0.40	4,999,056	4,999,056
KBC Financial Products
11-02-09	0.48	14,993,073	14,993,072
Natixis Commercial Paper
10-08-09	0.29	4,998,792	4,998,792

Total			24,990,920

Repurchase Agreements (3.4%)
Morgan Stanley
10-01-09	0.23	15,000,000	15,000,000
Natixis Financial Products
10-01-09	0.60	50,000,000	50,000,000

Total			65,000,000

Total Investments of Cash Collateral Received for Securities on Loan (Cost:$442,263,321)			$442,263,321

Total Investments in Securities (Cost:$2,221,541,298)			$2,339,581,019

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Sept. 30, 2009, the value of foreign securities represented 16.7% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2009, the value of these securities amounted to $1,283,291 or 0.1% of net assets.

(e)	Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company’s liquidation, tracking stock shareholders typically do not have a legal claim on the company’s assets.

(f)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Sept. 30, 2009 was $1,283,291 representing 0.1% of net assets. Information concerning such security holdings at Sept. 30, 2009 is as follows:

	Acquisition
Security	dates	Cost

Sino-Forest 5.00% Cv 2013	07-17-08	$1,340,000

(g)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2009.

(h)	At Sept. 30, 2009, security was partially or fully on loan.
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated June 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2009:

	Fair value at Sept. 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$1,787,752,091	$—	$—	$1,787,752,091

Total Equity Securities	1,787,752,091	—	—	1,787,752,091

Bonds
Corporate Debt Securities	—	8,591,279	—	8,591,279

Total Bonds	—	8,591,279	—	8,591,279

Other
Affiliated Money Market Fund (b)	100,974,328	—	—	100,974,328
Investments of Cash Collateral Received for Securities on Loan (c)	178,324,346	263,938,975	—	442,263,321

Total Other	279,298,674	263,938,975	—	543,237,649

Total	$2,067,050,765	$272,530,254	—	$2,339,581,019

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2009.

(c)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

Portfolio of Investments
RiverSource Partners VP — Select Value Fund
Sept. 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (97.9%)

Issuer	Shares		Value(a)
Aerospace & Defense (1.8%)
Esterline Technologies	800	(b)	$31,368
ITT	950		49,543
TransDigm Group	3,119	(b)	155,357

Total			236,268

Auto Components (1.9%)
Autoliv	2,700	(c)	90,720
BorgWarner	5,500		166,430

Total			257,150

Beverages (1.6%)
Dr Pepper Snapple Group	4,700	(b)	135,125
Molson Coors Brewing Cl B	1,550		75,454

Total			210,579

Capital Markets (2.3%)
Invesco	6,830		155,451
State Street	950		49,970
Stifel Financial	1,900	(b)	104,310

Total			309,731

Chemicals (1.0%)
Airgas	650		31,441
Celanese Series A	1,750		43,750
PPG Inds	1,050		61,120

Total			136,311

Commercial Banks (2.7%)
Bank of Hawaii	4,900		203,546
MB Financial	3,350		70,250
Prosperity Bancshares	2,700		93,933

Total			367,729

Commercial Services & Supplies (3.6%)
RR Donnelley & Sons	16,748		356,062
Steelcase Cl A	21,550		133,826

Total			489,888

Communications Equipment (1.4%)
Comtech Telecommunications	3,800	(b)	126,236
Tellabs	8,600	(b)	59,512

Total			185,748

Computers & Peripherals (1.2%)
Teradata	2,600	(b)	71,552
Western Digital	2,300	(b)	84,019

Total			155,571

Issuer	Shares		Value(a)
Construction & Engineering (0.6%)
Fluor	1,600		81,360

Consumer Finance (1.0%)
Discover Financial Services	8,050		130,652

Containers & Packaging (4.1%)
AptarGroup	2,750		102,740
Crown Holdings	2,000	(b)	54,400
Sonoco Products	10,350		285,039
Temple-Inland	6,500		106,730

Total			548,909

Diversified Telecommunication Services (1.4%)
NTELOS Holdings	7,900		139,514
Qwest Communications Intl	12,800		48,768

Total			188,282

Electric Utilities (3.3%)
American Electric Power	2,050		63,530
Northeast Utilities	4,100		97,334
NV Energy	6,300		73,017
Pinnacle West Capital	6,450		211,689

Total			445,570

Electrical Equipment (1.4%)
Cooper Inds Cl A	2,800		105,196
General Cable	2,000	(b)	78,300

Total			183,496

Electronic Equipment, Instruments & Components (0.9%)
Tyco Electronics	5,700	(c)	126,996

Energy Equipment & Services (2.9%)
Noble	10,117	(c)	384,041

Food & Staples Retailing (1.0%)
Ruddick	5,300		141,086

Food Products (2.6%)
Dean Foods	2,400	(b)	42,696
JM Smucker	1,200		63,612
Sara Lee	21,550		240,067

Total			346,375

Gas Utilities (1.8%)
Energen	3,050		131,455
Questar	2,950		110,802

Total			242,257

Health Care Equipment & Supplies (1.1%)
Beckman Coulter	2,079		143,326

Health Care Providers & Services (3.2%)
CIGNA	9,660		271,349
Health Management Associates Cl A	19,500	(b)	146,055

Issuer	Shares		Value(a)
HealthSouth	900	(b)	14,076

Total			431,480

Health Care Technology (1.0%)
IMS Health	8,550		131,243

Hotels, Restaurants & Leisure (1.8%)
Darden Restaurants	3,800		129,694
Wyndham Worldwide	7,250		118,320

Total			248,014

Household Durables (1.6%)
Fortune Brands	1,000		42,980
Jarden	900		25,263
Newell Rubbermaid	6,700		105,123
Snap-On	1,300		45,188

Total			218,554

Independent Power Producers & Energy Traders (1.5%)
AES	9,400	(b)	139,308
NRG Energy	2,000	(b)	56,380

Total			195,688

Insurance (10.7%)
Allstate	9,308		285,011
Arch Capital Group	1,400	(b,c)	94,556
Endurance Specialty Holdings	4,100	(c)	149,527
HCC Insurance Holdings	7,650		209,228
Lincoln Natl	11,417		295,813
Protective Life	5,150		110,313
Prudential Financial	3,325		165,951
Unum Group	6,000		128,640

Total			1,439,039

IT Services (2.4%)
Computer Sciences	6,025	(b)	317,578

Life Sciences Tools & Services (0.4%)
Life Technologies	1,275	(b)	59,351

Machinery (2.9%)
Dover	5,875		227,715
Harsco	1,375		48,689
Ingersoll-Rand	1,500	(c)	46,005
SPX	1,100		67,397

Total			389,806

Marine (0.5%)
Kirby	2,000	(b)	73,640

Media (1.8%)
Gannett	7,100		88,821
McGraw-Hill Companies	2,450		61,593
Shaw Communications Cl B	4,750	(c)	85,548

Total			235,962

Metals & Mining (1.7%)
Cliffs Natural Resources	1,950		63,102

Issuer	Shares		Value(a)
Thompson Creek Metals	9,100	(b,c)	109,837
Walter Energy	1,000		60,060

Total			232,999

Multiline Retail (1.3%)
Family Dollar Stores	2,700		71,280
Kohl’s	1,800	(b)	102,690

Total			173,970

Multi-Utilities (4.4%)
CMS Energy	9,900		132,660
PG&E	5,075		205,487
SCANA	5,991		209,086
Xcel Energy	2,100		40,404

Total			587,637

Oil, Gas & Consumable Fuels (2.9%)
El Paso	9,250		95,460
Newfield Exploration	2,000	(b)	85,120
Spectra Energy	4,700		89,018
Whiting Petroleum	2,200	(b)	126,676

Total			396,274

Real Estate Investment Trusts (REITs) (7.2%)
Boston Properties	550		36,053
Digital Realty Trust	1,700		77,707
Duke Realty	29,542		354,799
Health Care REIT	2,800		116,536
Simon Property Group	5,496		381,586

Total			966,681

Road & Rail (1.6%)
Werner Enterprises	11,300		210,519

Semiconductors & Semiconductor Equipment (3.2%)
Analog Devices	2,750		75,845
Marvell Technology Group	6,000	(b,c)	97,140
Microchip Technology	7,800		206,700
Semtech	1,600	(b)	27,216
Skyworks Solutions	2,000	(b)	26,480

Total			433,381

Software (1.3%)
Informatica	3,650	(b)	82,417
Sybase	2,400	(b)	93,360

Total			175,777

Textiles, Apparel & Luxury Goods (3.0%)
Phillips-Van Heusen	3,000		128,370
VF	2,925		211,858
Warnaco Group	1,450	(b)	63,597

Total			403,825

Thrifts & Mortgage Finance (2.0%)
First Niagara Financial Group	10,500		129,465
Hudson City Bancorp	10,200		134,130

Total			263,595

Issuer	Shares		Value(a)
Tobacco (0.4%)
Lorillard	700		52,010

Trading Companies & Distributors (1.5%)
United Rentals	19,104	(b)	196,771
Total Common Stocks (Cost: $11,774,835)			$13,145,119

Money Market Fund (2.2%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.28%	294,896	(d)	$294,896

Total Money Market Fund (Cost: $294,896)			$294,896

Total Investments in Securities (Cost: $12,069,731)			$13,440,015

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Sept. 30, 2009, the value of foreign securities represented 8.8% of net assets.

(d)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2009.
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated June 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2009:

	Fair value at Sept. 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$13,145,119	$—	$—	$13,145,119

Total Equity Securities	13,145,119	—	—	13,145,119

Other
Affiliated Money Market Fund (b)	294,896	—	—	294,896

Total Other	294,896	—	—	294,896

Total	$13,440,015	$—	$—	$13,440,015

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2009.

Portfolio of Investments
RiverSource Partners VP — Small Cap Value Fund
Sept. 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (88.7%)

Issuer	Shares		Value(a)
Aerospace & Defense (0.8%)
AAR	95,520	(b,d)	$2,095,709
BE Aerospace	92,410	(b,d)	1,861,137
Moog Cl A	37,230	(b,d)	1,098,285
Triumph Group	118,070	(d)	5,666,180

Total			10,721,311

Airlines (0.9%)
Air France-KLM ADR	147,650	(b,c)	2,682,062
JetBlue Airways	706,875	(b)	4,227,113
Republic Airways Holdings	154,140	(b)	1,438,126
SkyWest	95,090		1,576,592
US Airways Group	350,160	(b,d)	1,645,752

Total			11,569,645

Auto Components (2.1%)
American Axle & Mfg Holdings	928,100	(d)	6,570,948
Cooper Tire & Rubber	253,100		4,449,498
Dana Holding	918,074	(b,d)	6,252,084
Gentex	620,200	(d)	8,775,830
Superior Inds Intl	29,476	(d)	418,559

Total			26,466,919

Beverages (0.3%)
Coca-Cola Bottling Company Consolidated	50,462	(d)	2,443,875
Natl Beverage	161,706	(b,d)	1,861,236

Total			4,305,111

Biotechnology (0.2%)
Martek Biosciences	137,450	(d)	3,104,996

Building Products (0.5%)
Simpson Mfg	232,900	(d)	5,883,054
Universal Forest Products	27,560	(d)	1,087,518

Total			6,970,572

Capital Markets (1.1%)
Cohen & Steers	51,440	(d)	1,234,560
Evercore Partners Cl A	71,320	(d)	2,083,970
GFI Group	220,040		1,590,889
Investment Technology Group	51,500	(b)	1,437,880
KBW	28,970	(b,d)	933,413
Knight Capital Group Cl A	68,250	(b)	1,484,438
Oppenheimer Holdings Cl A	108,812	(d)	2,649,573
Stifel Financial	21,370	(b,d)	1,173,213
SWS Group	141,195	(d)	2,033,208

Total			14,621,144

Issuer	Shares		Value(a)
Chemicals (1.3%)
Arch Chemicals	48,270	(d)	1,447,617
HB Fuller	78,640		1,643,576
Koppers Holdings	33,200		984,380
Minerals Technologies	35,230		1,675,539
NewMarket	12,970		1,206,729
OM Group	46,350	(b)	1,408,577
PolyOne	1,332,500	(b)	8,887,774

Total			17,254,192

Commercial Banks (4.2%)
BancFirst	4,070		150,305
BancorpSouth	135,620	(d)	3,310,484
Bank of Hawaii	66,400	(d)	2,758,256
Bank of the Ozarks	107,620	(d)	2,855,159
Community Bank System	239,360	(d)	4,373,106
CVB Financial	135,800	(d)	1,030,722
First Citizens BancShares Cl A	24,385	(d)	3,879,654
First Financial	16,540	(d)	506,786
FirstMerit	57,669	(d)	1,097,446
Glacier Bancorp	52,700	(d)	787,338
Home BancShares	50,510		1,107,179
Independent Bank MA	100,320	(d)	2,220,082
Intl Bancshares	100,410	(d)	1,637,687
Natl Penn Bancshares	203,240		1,241,796
NBT Bancorp	48,980	(d)	1,104,009
Pacific Capital Bancorp	322,530	(d)	464,443
PacWest Bancorp	172,300		3,282,315
Park Natl	23,305	(d)	1,359,614
Prosperity Bancshares	44,930	(d)	1,563,115
SCBT Financial	32,910	(d)	924,771
Signature Bank	38,100	(b)	1,104,900
Susquehanna Bancshares	134,680	(d)	793,265
Texas Capital Bancshares	44,380	(b)	747,359
Trustmark	56,610	(d)	1,078,421
UMB Financial	106,350	(d)	4,300,794
United Community Banks	87,599	(b,d)	437,993
Webster Financial	101,890	(d)	1,270,568
Westamerica Bancorporation	64,400	(d)	3,348,800
Whitney Holding	152,500	(d)	1,454,850
Wintrust Financial	125,300	(d)	3,503,388

Total			53,694,605

Commercial Services & Supplies (2.9%)
ACCO Brands	198,070	(b)	1,430,065
Brink’s	331,587		8,923,007
Comfort Systems USA	401,218	(d)	4,650,117
Copart	62,410	(b,d)	2,072,636
Cornell Companies	21,600	(b)	484,704
EnergySolutions	271,100	(d)	2,499,542
Ennis	268,000	(d)	4,322,840
GEO Group	226,060	(b,d)	4,559,630
Knoll	244,800	(d)	2,553,264
McGrath RentCorp	55,935		1,189,737
Mine Safety Appliances	45,670		1,256,382
Viad	116,318	(d)	2,315,891
WCA Waste	373,138	(b,d)	1,451,507

Total			37,709,322

Issuer	Shares		Value(a)
Communications Equipment (2.4%)
3Com	1,131,000	(b)	5,915,130
ADTRAN	282,650	(d)	6,939,058
ARRIS Group	128,690	(b,d)	1,674,257
Avocent	130,210	(b,d)	2,639,357
Blue Coat Systems	95,470	(b,d)	2,156,667
InterDigital	31,470	(b)	728,845
Ituran Location and Control	220,934	(c,d)	2,280,039
NETGEAR	88,640	(b)	1,626,544
Sierra Wireless	164,190	(b,c,d)	1,638,616
Sycamore Networks	864,000	(b,d)	2,609,280
Tekelec	91,830	(b)	1,508,767
UTStarcom	885,300	(b,d)	1,850,277

Total			31,566,837

Computers & Peripherals (0.6%)
Diebold	205,300		6,760,529
Hutchinson Technology	47,920	(b,d)	340,232

Total			7,100,761

Construction & Engineering (1.5%)
Chicago Bridge & Iron	214,600	(c)	4,008,728
Dycom Inds	118,650	(b)	1,459,395
Insituform Technologies Cl A	371,800	(b,d)	7,116,251
Layne Christensen	50,110	(b,d)	1,606,026
Pike Electric	284,620	(b,d)	3,409,748
Sterling Construction	83,810	(b,d)	1,501,037

Total			19,101,185

Consumer Finance (0.3%)
Cash America Intl	144,626		4,361,920

Containers & Packaging (1.3%)
AptarGroup	292,595	(d)	10,931,349
Boise	239,140	(b)	1,262,659
Temple-Inland	288,000	(d)	4,728,960

Total			16,922,968

Distributors (—%)
Audiovox Cl A	40,000	(b,d)	274,000

Diversified Consumer Services (1.8%)
Brink’s Home Security Holdings	234,317	(b,d)	7,214,621
Hillenbrand	186,640		3,801,857
Lincoln Educational Services	146,100	(b,d)	3,342,768
Mac-Gray	422,580	(b,d)	4,555,412
Regis	155,100		2,404,050
Sotheby’s	103,480	(d)	1,782,960
Steiner Leisure	16,070	(b,c,d)	574,663

Total			23,676,331

Diversified Financial Services (0.4%)
Medallion Financial	405,458		3,389,628
PICO Holdings	37,710	(b)	1,257,629

Total			4,647,257

Issuer	Shares		Value(a)
Diversified Telecommunication Services (0.2%)
Cogent Communications Group	73,460	(b)	830,098
Global Crossing	94,960	(b,c)	1,357,928

Total			2,188,026

Electric Utilities (3.3%)
Allete	18,781	(d)	630,478
El Paso Electric	88,850	(b)	1,569,980
Empire District Electric	65,234		1,180,083
Idacorp	225,300	(d)	6,486,387
NV Energy	750,000		8,692,500
Pinnacle West Capital	259,000	(d)	8,500,380
PNM Resources	706,250	(d)	8,249,000
Portland General Electric	188,080		3,708,938
UIL Holdings	157,562	(d)	4,158,061

Total			43,175,807

Electrical Equipment (1.6%)
Belden	320,500		7,403,550
Brady Cl A	51,180		1,469,890
Canadian Solar	83,370	(b,c)	1,435,631
Chase	450		5,265
EnerSys	67,660	(b)	1,496,639
Regal-Beloit	185,500		8,479,205

Total			20,290,180

Electronic Equipment, Instruments & Components (6.1%)
Celestica	1,789,757	(b,c,d)	16,966,895
Cognex	533,940	(d)	8,745,937
Electro Rent	208,480	(d)	2,401,690
Ingram Micro Cl A	212,559	(b)	3,581,619
Littelfuse	330,400	(b,d)	8,669,696
Measurement Specialties	84,700	(b,d)	864,787
Mercury Computer Systems	344,000	(b,d)	3,391,840
Park Electrochemical	171,950	(d)	4,238,568
Plexus	412,140	(b)	10,855,768
Rofin-Sinar Technologies	62,560	(b,d)	1,436,378
Sanmina-SCI	173,670	(b)	1,493,562
ScanSource	42,200	(b,d)	1,195,104
Vishay Intertechnology	1,657,600	(b)	13,095,039

Total			76,936,883

Energy Equipment & Services (0.9%)
Bristow Group	96,630	(b,d)	2,868,945
Cal Dive Intl	115,087	(b)	1,138,210
Global Inds	131,160	(b)	1,246,020
Helix Energy Solutions Group	104,320	(b)	1,562,714
TETRA Technologies	150,570	(b)	1,459,023
Tidewater	60,400		2,844,236

Total			11,119,148

Food & Staples Retailing (2.5%)
Casey’s General Stores	529,110	(d)	16,603,472
Pantry	63,930	(b)	1,002,422
Ruddick	319,293	(d)	8,499,580
Village Super Market Cl A	192,440		5,671,207

Total			31,776,681

Issuer	Shares		Value(a)
Food Products (1.9%)
American Dairy	140,722	(b)	3,986,654
Cal-Maine Foods	38,500	(d)	1,030,645
Chiquita Brands Intl	125,920	(b,d)	2,034,867
Hain Celestial Group	71,610	(b,d)	1,372,764
HQ Sustainable Maritime Inds	184,273	(b,d)	1,621,602
Industrias Bachoco ADR	242,178	(c,d)	5,085,738
J&J Snack Foods	49,083		2,119,895
Lancaster Colony	85,756		4,396,710
Zapata	433,510	(b,d)	3,017,230

Total			24,666,105

Gas Utilities (0.9%)
Northwest Natural Gas	84,100	(d)	3,503,606
Piedmont Natural Gas	36,100	(d)	864,234
South Jersey Inds	131,300		4,634,890
Southwest Gas	49,190		1,258,280
WGL Holdings	32,890		1,089,975

Total			11,350,985

Health Care Equipment & Supplies (1.6%)
Analogic	25,350		938,457
AngioDynamics	56,280	(b)	775,538
Conmed	67,610	(b,d)	1,296,084
Cooper Companies	98,800	(d)	2,937,324
Invacare	67,520	(d)	1,504,346
Meridian Bioscience	157,600	(d)	3,941,576
STERIS	224,280	(d)	6,829,326
West Pharmaceutical Services	47,630	(d)	1,934,254

Total			20,156,905

Health Care Providers & Services (1.4%)
Air Methods	40,400	(b,d)	1,315,828
Chemed	22,310		979,186
Chindex Intl	189,136	(b,d)	2,379,331
Gentiva Health Services	46,340	(b,d)	1,158,963
Kindred Healthcare	56,420	(b)	915,697
Natl Healthcare	27,840	(d)	1,038,154
Owens & Minor	137,300	(d)	6,212,824
ResCare	202,350	(b)	2,875,394
Sun Healthcare Group	86,980	(b)	751,507

Total			17,626,884

Hotels, Restaurants & Leisure (3.5%)
Ameristar Casinos	246,900	(d)	3,896,082
Bob Evans Farms	176,200	(d)	5,120,372
CKE Restaurants	205,600		2,156,744
Cracker Barrel Old Country Store	153,423	(d)	5,277,751
Frisch’s Restaurants	104,865	(d)	2,713,906
Intl Speedway Cl A	77,580		2,138,881
Lodgian	228,774	(b)	379,765
Monarch Casino & Resort	80,220	(b,d)	863,167
Nathan’s Famous	62,932	(b,d)	930,135
Papa John’s Intl	86,219	(b,d)	2,118,401
Royal Caribbean Cruises	770,684	(b,d)	18,558,071
Ruby Tuesday	158,760	(b)	1,336,759

Total			45,490,034

Issuer	Shares		Value(a)
Household Durables (1.2%)
Tupperware Brands	148,850		5,942,092
Whirlpool	143,700	(d)	10,053,252

Total			15,995,344

Independent Power Producers & Energy Traders (0.5%)
RRI Energy	940,700	(b)	6,716,598

Insurance (5.9%)
American Equity Investment Life Holding	476,600	(d)	3,345,732
American Natl Insurance	56,426	(d)	4,807,495
AmTrust Financial Services	79,805		910,575
Argo Group Intl Holdings	32,670	(b,c)	1,100,326
Assured Guaranty	142,400	(c,d)	2,765,408
Conseco	311,080	(b,d)	1,636,281
Delphi Financial Group Cl A	72,990	(d)	1,651,764
Endurance Specialty Holdings	67,700	(c)	2,469,019
Hilltop Holdings	257,640	(b,d)	3,158,666
Infinity Property & Casualty	49,910		2,120,177
Max Capital Group	275,448	(c)	5,886,324
Navigators Group	103,036	(b,d)	5,666,980
Platinum Underwriters Holdings	281,000	(c)	10,071,040
Safety Insurance Group	53,100	(d)	1,748,052
Selective Insurance Group	97,380		1,531,787
StanCorp Financial Group	81,900	(d)	3,306,303
Stewart Information Services	91,200	(d)	1,128,144
Torchmark	158,800	(d)	6,896,684
Validus Holdings	424,649	(c)	10,955,936
White Mountains Insurance Group	8,915	(d)	2,736,994
Zenith Natl Insurance	55,680	(d)	1,720,512

Total			75,614,199

Internet & Catalog Retail (0.2%)
PetMed Express	163,315	(d)	3,078,488

Internet Software & Services (0.2%)
j2 Global Communications	61,210	(b,d)	1,408,442
ValueClick	107,340	(b)	1,415,815

Total			2,824,257

IT Services (1.0%)
Cass Information Systems	54,704	(d)	1,633,461
Computer Services	30,920		1,099,206
Forrester Research	70,000	(b)	1,864,800
MAXIMUS	155,500		7,246,300
Ness Technologies	145,770	(b,c,d)	1,150,125
Unisys	202,980	(b)	541,957

Total			13,535,849

Leisure Equipment & Products (0.6%)
Brunswick	435,200	(d)	5,213,696
Head	139,000	(b,c)	85,833
JAKKS Pacific	136,670	(b,d)	1,957,114

Total			7,256,643

Issuer	Shares		Value(a)
Life Sciences Tools & Services (0.1%)
PAREXEL Intl	54,170	(b)	736,170

Machinery (3.6%)
Actuant Cl A	86,440	(d)	1,388,226
Albany Intl Cl A	104,480		2,026,912
Altra Holdings	95,040	(b)	1,063,498
Flowserve	68,900		6,789,406
Harsco	168,200		5,955,962
Lincoln Electric Holdings	36,170	(d)	1,716,267
Mueller Inds	61,730		1,473,495
Oshkosh	445,400		13,776,221
Sun Hydraulics	49,830	(d)	1,049,420
Terex	368,400	(b,d)	7,636,932
Toro	76,450	(d)	3,040,417

Total			45,916,756

Media (1.5%)
Ascent Media	28,770	(b)	736,512
CKx	305,200	(b)	2,047,892
IMAX	127,220	(b,c,d)	1,197,140
Natl CineMedia	49,940		847,482
Valassis Communications	808,100	(b)	14,448,828

Total			19,277,854

Metals & Mining (1.3%)
Coeur d’Alene Mines	56,760	(b,d)	1,163,580
Compass Minerals Intl	8,650	(d)	533,013
Northgate Minerals	385,180	(b,c)	1,032,282
Rubicon Minerals	247,000	(b,c,d)	1,027,520
Schnitzer Steel Inds Cl A	44,500	(d)	2,369,625
Stillwater Mining	912,192	(b,d)	6,129,931
US Gold	362,710	(b,d)	1,048,232
Worthington Inds	245,100		3,406,890

Total			16,711,073

Multiline Retail (1.4%)
99 Cents Only Stores	110,300	(b,d)	1,483,535
Big Lots	133,490	(b,d)	3,339,920
Dillard’s Cl A	307,400	(d)	4,334,340
Dollar Tree	74,395	(b)	3,621,549
Fred’s Cl A	430,340		5,478,228

Total			18,257,572

Multi-Utilities (0.7%)
Avista	375,200	(d)	7,586,544
NorthWestern	70,190	(d)	1,714,742

Total			9,301,286

Oil, Gas & Consumable Fuels (3.9%)
Berry Petroleum Cl A	58,530	(d)	1,567,433
Eastern American Natural Gas	48,200		1,148,124
Encore Acquisition	217,660	(b,d)	8,140,484
Evolution Petroleum	571,353	(b,d)	1,696,918
EXCO Resources	456,100	(b,d)	8,524,509
Frontier Oil	168,900		2,351,088
Holly	140,100	(d)	3,589,362

Issuer	Shares		Value(a)
Overseas Shipholding Group	39,240	(d)	1,466,399
Penn Virginia	75,250		1,723,978
Regency Energy Partners LP	82,060		1,609,197
Rosetta Resources	206,520	(b)	3,033,779
St. Mary Land & Exploration	125,800	(d)	4,083,468
Stone Energy	224,500	(b,d)	3,661,595
USEC	1,384,660	(b,d)	6,494,055
World Fuel Services	24,370	(d)	1,171,466

Total			50,261,855

Paper & Forest Products (1.8%)
Domtar	335,500	(b,c,d)	11,816,309
Glatfelter	439,620		5,046,838
Louisiana-Pacific	971,550	(b,d)	6,480,239

Total			23,343,386

Personal Products (0.4%)
NBTY	134,900	(b,d)	5,339,342

Pharmaceuticals (0.3%)
Biovail	168,900	(c)	2,606,127
ViroPharma	116,480	(b)	1,120,538

Total			3,726,665

Professional Services (1.9%)
Administaff	186,700	(d)	4,904,609
CDI	215,700	(d)	3,030,585
Corporate Executive Board	81,680	(d)	2,033,832
Korn/Ferry Intl	652,079	(b,d)	9,513,832
MPS Group	162,360	(b)	1,708,027
Volt Information Sciences	227,780	(b,d)	2,783,472

Total			23,974,357

Real Estate Investment Trusts (REITs) (3.1%)
American Campus Communities	115,700	(d)	3,106,545
Anworth Mtge Asset	170,370		1,342,516
BioMed Realty Trust	110,790	(d)	1,528,902
Brandywine Realty Trust	102,100		1,127,184
BRE Properties Cl A	44,180	(d)	1,382,834
DCT Industrial Trust	255,290	(d)	1,304,532
DiamondRock Hospitality	425,500	(b,d)	3,446,550
Douglas Emmett	101,860	(d)	1,250,841
Entertainment Properties Trust	43,470	(d)	1,484,066
Equity Lifestyle Properties	79,590	(d)	3,405,656
Franklin Street Properties	87,040		1,140,224
Gyrodyne Company of America	23,367	(b)	981,180
Highwoods Properties	32,600	(d)	1,025,270
Home Properties	35,490	(d)	1,529,264
Hospitality Properties Trust	76,680		1,561,972
Lexington Realty Trust	248,550		1,267,605
Mack-Cali Realty	66,300	(d)	2,143,479
MFA Financial	509,200		4,053,231
Natl Retail Properties	70,770	(d)	1,519,432
Omega Healthcare Investors	75,270	(d)	1,205,825
Parkway Properties	112,100	(d)	2,208,370
Tanger Factory Outlet Centers	36,490		1,362,537

Total			39,378,015

Issuer	Shares		Value(a)
Real Estate Management & Development (0.7%)
Altisource Portfolio Solutions	35,060	(b,c)	506,266
FirstService	119,170	(b,c)	2,290,447
MI Developments Cl A	420,000	(c)	5,665,801

Total			8,462,514

Road & Rail (0.6%)
Amerco	78,270	(b)	3,589,462
Arkansas Best	81,600	(d)	2,443,104
YRC Worldwide	373,070	(b,d)	1,660,162

Total			7,692,728

Semiconductors & Semiconductor Equipment (3.2%)
Axcelis Technologies	625,000	(b,d)	750,000
Brooks Automation	1,036,800	(b,d)	8,014,464
Cabot Microelectronics	34,200	(b,d)	1,192,212
Cohu	191,712	(d)	2,599,615
Fairchild Semiconductor Intl	195,740	(b)	2,002,420
FEI	57,230	(b,d)	1,410,720
Integrated Silicon Solution	109,204	(b)	410,607
Micron Technology	1,973,200	(b,d)	16,180,239
Semiconductor Mfg Intl ADR	3,048,236	(b,c,d)	7,376,731
Standard Microsystems	54,250	(b)	1,259,143

Total			41,196,151

Software (1.2%)
Blackbaud	225,350	(d)	5,228,120
Mentor Graphics	727,100	(b,d)	6,769,301
Net 1 UEPS Technologies	69,430	(b,c)	1,455,253
TeleCommunication Systems Cl A	305,550	(b)	2,554,398

Total			16,007,072

Specialty Retail (4.7%)
Aaron Rents	238,000	(d)	6,283,200
AnnTaylor Stores	129,500	(b,d)	2,057,755
Barnes & Noble	61,340	(d)	1,362,975
bebe Stores	132,160	(d)	972,698
Cabela’s	439,300	(b,d)	5,860,262
Children’s Place Retail Stores	47,600	(b,d)	1,426,096
Dress Barn	158,289	(b,d)	2,838,122
DSW Cl A	95,680	(b)	1,528,010
Foot Locker	347,300		4,150,235
Genesco	62,740	(b)	1,510,152
Jos A Bank Clothiers	84,572	(b,d)	3,786,288
MarineMax	119,400	(b)	932,514
Men’s Wearhouse	549,850		13,581,294
OfficeMax	297,330	(d)	3,740,411
PetSmart	54,330		1,181,678
Rent-A-Center	228,431	(b)	4,312,777
Stage Stores	400,490	(d)	5,190,350

Total			60,714,817

Textiles, Apparel & Luxury Goods (1.1%)
Columbia Sportswear	36,700	(d)	1,510,572
Deckers Outdoor	17,000	(b,d)	1,442,450
Hampshire Group	121,320	(b)	309,973

Issuer	Shares		Value(a)
Movado Group	166,900	(d)	2,425,057
Skechers USA Cl A	98,860	(b)	1,694,460
True Religion Apparel	56,010	(b,d)	1,452,339
UniFirst	125,596	(d)	5,582,743

Total			14,417,594

Thrifts & Mortgage Finance (0.5%)
Astoria Financial	273,900	(d)	3,023,856
Brookline Bancorp	86,500		840,780
Dime Community Bancshares	35,410	(d)	404,736
MGIC Investment	167,030	(d)	1,237,692
Ocwen Financial	105,180	(b,d)	1,190,638

Total			6,697,702

Tobacco (0.1%)
Universal	30,130	(d)	1,260,037

Trading Companies & Distributors (0.1%)
GATX	42,570	(d)	1,189,832

Water Utilities (0.2%)
SJW	136,026	(d)	3,108,194

Wireless Telecommunication Services (0.2%)
Syniverse Holdings	84,380	(b)	1,476,650
Virgin Mobile USA Cl A	287,600	(b,d)	1,438,000

Total			2,914,650

Total Common Stocks (Cost: $1,044,398,400)			$1,143,753,714

Money Market Fund (11.5%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.28%	148,802,617	(e)	$148,802,617

Total Money Market Fund (Cost: $148,802,617)			$148,802,617

Investments of Cash Collateral Received for Securities on Loan (27.3%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund (9.8%)
JPMorgan Prime Money Market Fund	126,243,995	$126,243,995

	Coupon	Principal
Issuer	Rate	Amount	Value(a)
Asset-Backed Commercial Paper (3.7%)
Arabella Finance LLC
10-08-09	0.63%	$4,998,785	$4,998,785
Belmont Funding LLC
10-06-09	0.52	11,998,787	11,998,787
Ebbets Funding LLC
10-06-09	0.47	11,998,903	11,998,902
Elysian Funding LLC
10-01-09	0.47	9,999,086	9,999,086
Grampian Funding LLC
10-21-09	0.37	2,999,075	2,999,075
Tasman Funding
10-23-09	0.30	2,999,250	2,999,250

	Coupon	Principal
Issuer	Rate	Amount	Value(a)
Versailles Commercial Paper LLC
10-13-09	0.55	2,998,488	2,998,488

Total			47,992,373

Certificates of Deposit (10.8%)
Banco Espirito Santo e Comm London
10-06-09	0.30	10,000,000	10,000,000
Banco Popular Espanol
10-05-09	0.51	2,997,367	2,997,367
Banco Santander Madrid
10-13-09	0.45	6,000,000	6,000,000
Banco Santander NY
11-09-09	0.41	4,000,000	4,000,000
Bank of Austria
10-14-09	0.34	2,999,150	2,999,150
Bank of Tokyo UFJ London
12-21-09	0.37	3,000,040	3,000,040
Bayrische Hypo-Und Vereinsbank
10-29-09	0.39	8,000,000	8,000,000
Caixa Geral Dep London
10-26-09	0.57	4,000,000	4,000,000
Calyon London
11-19-09	0.35	4,995,532	4,995,532
Credit Indusrial et Comm London
10-13-09	0.52	6,990,710	6,990,710
11-18-09	0.37	3,000,000	3,000,000
Danske Bank Copenhagen
11-24-09	0.32	5,000,000	5,000,000
Dexia Credit Local du France
10-09-09	0.43	9,998,347	9,998,347
ING Bank London
10-13-09	0.50	7,000,000	7,000,000
Jyske
12-10-09	0.44	4,994,445	4,994,445
Mizuho London
10-29-09	0.49	3,500,000	3,500,000
Monte de Paschi
10-14-09	0.40	5,000,083	5,000,083
Norinchukin Bank NY
11-20-09	0.41	10,000,000	10,000,000
NyKredit
12-18-09	0.53	5,000,000	5,000,000
Raiffeisen Zentralbank Oest Vienna
10-05-09	0.29	10,000,000	10,000,000
San Paolo Imi Ireland
10-07-09	0.40	4,995,005	4,995,005
Sumitomo Mitsui Banking Corp Brussels
11-19-09	0.44	10,000,000	10,000,001
Svenska Singapore
10-15-09	0.45	3,000,000	3,000,000
Ulster Bank Ireland, Dublin
10-15-09	0.47	5,000,000	5,000,000

Total			139,470,680

Commercial Paper (2.1%)
Citigroup Funding
10-05-09	0.40	6,998,678	6,998,678
KBC Financial Products

	Coupon	Principal
Issuer	Rate	Amount	Value(a)
11-02-09	0.48	14,993,073	14,993,072
Natixis Commercial Paper
10-08-09	0.29	4,998,792	4,998,792

Total			26,990,542

Repurchase Agreements (0.9%)
Morgan Stanley
10-01-09	0.23	7,000,000	7,000,000
RBS Securities
10-01-09	0.50	5,000,000	5,000,000

Total			12,000,000

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $352,697,590)			$352,697,590

Total Investments in Securities (Cost: $1,545,898,607)			$1,645,253,921

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Sept. 30, 2009, the value of foreign securities represented 8.2% of net assets.

(d)	At Sept. 30, 2009, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2009.
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated June 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2009:

	Fair value at Sept. 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$1,143,753,714	$—	$—	$1,143,753,714

Total Equity Securities	1,143,753,714	—	—	1,143,753,714

Other
Affiliated Money Market Fund (b)	148,802,617	—	—	148,802,617
Investments of Cash Collateral Received for Securities on Loan (c)	126,243,995	226,453,595	—	352,697,590

Total Other	275,046,612	226,453,595	—	501,500,207

Total	$1,418,800,326	$226,453,595	$—	$1,645,253,921

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2009.

(c)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

Portfolio of Investments
RiverSource VP — Balanced Fund
Sept. 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (64.1%)

Issuer	Shares		Value(a)
Aerospace & Defense (1.9%)
Boeing	34,236	(p)	$1,853,879
Honeywell Intl	200,218		7,438,099
United Technologies	165,311		10,072,399

Total			19,364,377

Air Freight & Logistics (0.8%)
United Parcel Service Cl B	137,144		7,744,522

Airlines (1.0%)
AMR	243,377	(b)	1,934,847
Continental Airlines Cl B	144,868	(b,p)	2,381,630
Delta Air Lines	309,133	(b,p)	2,769,833
UAL	127,034	(b,p)	1,171,253
US Airways Group	340,939	(b)	1,602,413

Total			9,859,976

Automobiles (0.1%)
Ford Motor	197,936	(b,p)	1,427,119

Capital Markets (2.1%)
Artio Global Investors	36,013	(b,p)	941,740
Bank of New York Mellon	162,386		4,707,570
Goldman Sachs Group	62,397		11,502,887
Morgan Stanley	135,875		4,195,820

Total			21,348,017

Chemicals (3.1%)
Air Products & Chemicals	105,578		8,190,741
Dow Chemical	210,985	(p)	5,500,379
EI du Pont de Nemours & Co	437,070	(p)	14,047,430
Praxair	45,121	(p)	3,685,934

Total			31,424,484

Commercial Banks (0.2%)
US Bancorp	77,499	(p)	1,694,128

Commercial Services & Supplies (0.5%)
Waste Management	160,975	(p)	4,800,275

Communications Equipment (0.8%)
Cisco Systems	335,669	(b)	7,901,648

Computers & Peripherals (3.1%)
Hewlett-Packard	493,457	(p)	23,296,105
IBM	65,840		7,875,122

Total			31,171,227

Issuer	Shares		Value(a)
Construction & Engineering (0.1%)
Insituform Technologies Cl A	57,597	(b)	1,102,407

Consumer Finance (0.1%)
SLM	105,784	(b,p)	922,436

Diversified Financial Services (3.5%)
Bank of America	1,319,912		22,332,911
JPMorgan Chase & Co	296,334		12,985,356

Total			35,318,267

Diversified Telecommunication Services (2.3%)
AT&T	422,600		11,414,427
Deutsche Telekom	138,062	(c)	1,884,644
FairPoint Communications	4,891	(p)	2,005
Verizon Communications	331,712	(p)	10,040,922

Total			23,341,998

Electrical Equipment (0.9%)
ABB ADR	316,231	(b,c)	6,337,269
Emerson Electric	61,722		2,473,818

Total			8,811,087

Electronic Equipment, Instruments & Components (0.1%)
Tyco Electronics	51,039	(c)	1,137,149

Energy Equipment & Services (3.6%)
Baker Hughes	134,014	(p)	5,717,037
Halliburton	222,805		6,042,472
Schlumberger	86,065		5,129,474
Transocean	183,418	(b,c)	15,687,742
Weatherford Intl	215,095	(b,c)	4,458,919

Total			37,035,644

Food & Staples Retailing (2.0%)
CVS Caremark	142,739		5,101,492
Wal-Mart Stores	311,912		15,311,760

Total			20,413,252

Health Care Equipment & Supplies (1.4%)
Baxter Intl	60,275	(p)	3,436,278
CareFusion	26,799	(b)	584,218
Covidien	90,345	(c)	3,908,325
Medtronic	178,483		6,568,174

Total			14,496,995

Health Care Providers & Services (0.3%)
Cardinal Health	53,788		1,441,518
UnitedHealth Group	59,976		1,501,799

Total			2,943,317

Hotels, Restaurants & Leisure (0.8%)
Carnival Unit	235,316		7,831,316

Household Durables (0.4%)
DR Horton	52,870	(p)	603,247
KB Home	78,585	(p)	1,305,297
Pulte Homes	215,346		2,366,652

Total			4,275,196

Issuer	Shares		Value(a)
Industrial Conglomerates (0.6%)
Tyco Intl	190,818	(c)	6,579,405

Insurance (5.0%)
ACE	188,849	(b,c)	10,095,867
Chubb	45,694		2,303,435
Everest Re Group	106,583	(c)	9,347,329
Lincoln Natl	40,508	(p)	1,049,562
Loews	30,782		1,054,284
Marsh & McLennan Companies	136,157		3,367,163
Travelers Companies	121,912		6,001,728
XL Capital Cl A	1,017,159	(c,p)	17,759,595

Total			50,978,963

IT Services (0.3%)
Accenture Cl A	95,773	(c)	3,569,460

Life Sciences Tools & Services (0.5%)
Thermo Fisher Scientific	115,956	(b)	5,063,799

Machinery (3.7%)
Caterpillar	227,492	(p)	11,677,165
Deere & Co	30,562	(p)	1,311,721
Eaton	112,563		6,369,940
Illinois Tool Works	259,885		11,099,688
Ingersoll-Rand	102,643	(c)	3,148,061
Parker Hannifin	83,167		4,311,377

Total			37,917,952

Metals & Mining (1.8%)
Alcoa	359,119	(p)	4,711,641
Freeport-McMoRan Copper & Gold	70,583		4,842,700
Nucor	130,457	(p)	6,132,783
Rio Tinto ADR	4,750	(c)	808,878
Vale ADR	32,927	(c,p)	761,602
Xstrata	59,326	(c)	874,549

Total			18,132,153

Multiline Retail (1.3%)
Kohl’s	55,238	(b,p)	3,151,328
Macy’s	159,768		2,922,157
Target	143,470		6,697,179

Total			12,770,664

Multi-Utilities (0.5%)
Dominion Resources	152,375	(p)	5,256,938

Oil, Gas & Consumable Fuels (8.0%)
Anadarko Petroleum	152,636	(p)	9,574,856
Apache	68,202		6,262,990
BP ADR	233,933	(c,p)	12,452,254
Chevron	266,328	(p)	18,757,480
ConocoPhillips	302,512		13,661,442
Devon Energy	61,861	(p)	4,165,101
EnCana	53,029	(c)	3,055,001
Exxon Mobil	97,912		6,717,742

Issuer	Shares		Value(a)
Petroleo Brasileiro ADR	118,897	(c)	5,457,372
Ultra Petroleum	44,400	(b)	2,173,824
Valero Energy	46,666	(p)	904,854

Total			83,182,916

Paper & Forest Products (0.6%)
Crown Paper Escrow	1,000,000	(b,l)	1
Weyerhaeuser	178,349	(p)	6,536,491

Total			6,536,492

Pharmaceuticals (4.2%)
Bristol-Myers Squibb	435,057	(p)	9,797,484
Johnson & Johnson	120,820	(p)	7,356,730
Merck & Co	267,861	(p)	8,472,443
Pfizer	333,779	(p)	5,524,042
Schering-Plough	247,382		6,988,542
Wyeth	104,899		5,095,993

Total			43,235,234

Road & Rail (0.2%)
CSX	41,865		1,752,469

Semiconductors & Semiconductor Equipment (2.3%)
Intel	802,537	(p)	15,705,649
Microchip Technology	52,021	(p)	1,378,557
Taiwan Semiconductor Mfg ADR	430,795	(c)	4,721,513
Xilinx	64,970	(p)	1,521,597

Total			23,327,316

Software (2.1%)
Microsoft	312,165	(p)	8,081,951
Oracle	385,800		8,040,072
Symantec	324,033	(b)	5,336,824

Total			21,458,847

Specialty Retail (1.3%)
Best Buy	79,315	(p)	2,975,899
Home Depot	218,600		5,823,504
Staples	183,733	(p)	4,266,280

Total			13,065,683

Tobacco (2.6%)
Lorillard	297,061		22,071,633
Philip Morris Intl	102,014		4,972,162

Total			27,043,795

Total Common Stocks (Cost: $546,795,198)			$654,236,923

Other (—%)

Issuer	Shares		Value(a)
Hotels, Restaurants & Leisure
Krispy Kreme Doughnuts Warrants	1,315	(b,l)	$79

Total Other (Cost: $—)			$79

Bonds (33.3%)

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Foreign Agencies (0.1%)(c)
Pemex Project Funding Master Trust
03-01-18	5.75%	$245,000		$242,244
06-15-35	6.63	384,000		370,920
Petroleos de Venezuela
04-12-17	5.25	663,000		406,087

Total				1,019,251

Sovereign (0.4%)(c)
Republic of Argentina
Sr Unsecured
09-12-13	7.00	585,000		449,865
12-15-35	0.00	631,000	(g)	41,962
Republic of Colombia
01-27-17	7.38	305,000		345,260
Republic of El Salvador
06-15-35	7.65	119,000	(d)	119,000
Republic of Indonesia
Sr Unsecured
01-17-18	6.88	288,000	(d)	308,160
10-12-35	8.50	235,000	(d)	283,175
Republic of Philippines
01-14-31	7.75	329,000		373,826
Republic of Turkey
09-26-16	7.00	100,000		107,630
04-03-18	6.75	309,000		323,678
03-17-36	6.88	527,000		526,999
Republic of Uruguay
05-17-17	9.25	146,000		175,930
Republic of Venezuela
02-26-16	5.75	154,000		113,190
Republic of Venezuela
Sr Unsecured
10-08-14	8.50	154,000		137,060
Republica Orient Uruguay
Sr Unsecured
03-21-36	7.63	143,000		150,865
Russian Federation
03-31-30	7.50	293,280	(d)	319,675

Total				3,776,275

Treasury (0.2%)(c)
Govt of Indonesia
(Indonesian Rupiah) Series FR43
07-15-22	10.25	3,307,000,000		337,370
Mexican Fixed Rate Bonds
(Mexican Peso) Series M-10
12-17-15	8.00	26,000,000		1,961,428

Total				2,298,798

U.S. Government Obligations & Agencies (4.9%)
Federal Home Loan Mtge Corp
08-17-12	2.25	4,720,000		4,739,772
04-18-16	5.25	4,000,000		4,461,672
Federal Natl Mtge Assn
08-17-12	2.24	2,110,000		2,119,215
01-02-14	5.13	366,000		388,326

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
07-15-37	5.63	645,000		727,472
U.S. Treasury
09-30-11	1.00	1,000,000		1,000,781
07-15-12	1.50	3,810,000		3,829,050
09-15-12	1.38	605,000		603,960
02-15-14	4.00	1,780,000		1,925,321
07-31-14	2.63	5,350,000		5,439,447
08-31-14	2.38	7,775,000		7,804,156
09-30-14	2.38	10,075,000		10,101,761
02-15-15	4.00	2,405,000		2,591,388
04-30-16	2.63	400,000		394,812
05-15-19	3.13	1,410,000		1,387,417
08-15-19	3.63	349,000		358,216
02-15-39	3.50	1,860,000		1,685,045
05-15-39	4.25	455,000		470,712

Total				50,028,523

Asset-Backed (1.8%)
American Express Credit Account Master Trust
Series 2005-4 Cl A
01-15-15	0.31	550,000	(i)	538,710
American Express Credit Account Master Trust
Series 2006-2 Cl A
01-15-14	5.35	900,000		957,364
American Express Credit Account Master Trust
Series 2006-3 Cl A
03-17-14	0.26	500,000	(i)	493,605
Bank of America Credit Card Trust
Series 2008-A1 Cl A1
04-15-13	0.82	900,000	(i)	898,907
Bank of America Credit Card Trust
Series 2008-A5 Cl A5
12-16-13	1.44	800,000	(i)	805,046
BMW Vehicle Lease Trust
Series 2009-1 Cl A2
04-15-11	2.04	1,000,000		1,004,372
Capital Auto Receivables Asset Trust
Series 2006-SN1A Cl D
04-20-11	6.15	352,057	(d)	352,057
Capital Auto Receivables Asset Trust
Series 2007-SN2 Cl A4
05-15-11	1.27	450,000	(d,i)	451,383
Capital One Multi-Asset Execution Trust
Series 2006-A10 Cl A10
06-16-14	5.15	325,000		343,564
Carmax Auto Owner Trust
Series 2009-1 Cl A4
12-16-13	5.81	500,000		540,111
CIT Equipment Collateral
Series 2009-VT1 Cl A2
06-15-11	2.20	1,050,000	(d)	1,040,249
Citibank Omni Master Trust
Series 2007-A9A Cl A9
12-23-13	1.35	1,300,000	(d,i)	1,299,046
Countrywide Asset-Backed Ctfs
Series 2005-10 Cl AF6
02-25-36	4.92	1,311,538		728,148
Countrywide Asset-Backed Ctfs
Series 2006-4 Cl 1A1M
07-25-36	0.51	365,078	(i)	201,295

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
CPS Auto Trust
Series 2007-A Cl A3 (MBIA)
09-15-11	5.04	417,026	(d,h)	421,042
Deutsche Mtge Securities
Collateralized Mtge Obligation
Series 2009-RS2 Cl 4A1
04-26-37	0.42	1,606,880	(d,i)	1,450,209
Dunkin Securitization
Series 2006-1 Cl A2 (AMBAC)
06-20-31	5.78	2,375,000	(d,h)	2,240,124
Hertz Vehicle Financing LLC
Series 2005-2A Cl A6 (AMBAC)
11-25-11	5.08	800,000	(d,h)	818,779
Merrill Lynch First Franklin Mtge Loan Trust
Series 2007-2 Cl A2A
05-25-37	0.36	1,242,313	(i)	1,189,264
Natl Collegiate Student Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2006-2 Cl AIO
08-25-11	17.54	2,325,000	(j)	209,250
Natl Collegiate Student Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2006-3 Cl AIO
01-25-12	5.88	3,400,000	(j)	481,314
Renaissance Home Equity Loan Trust
Series 2005-4 Cl A3
02-25-36	5.57	674,942		602,593
Renaissance Home Equity Loan Trust
Series 2007-2 Cl M4
06-25-37	6.31	340,000	(o)	17,391
Renaissance Home Equity Loan Trust
Series 2007-2 Cl M5
06-25-37	6.66	225,000	(o)	9,631
Renaissance Home Equity Loan Trust
Series 2007-2 Cl M6
06-25-37	7.01	325,000	(o)	11,246
Santander Drive Auto Receivables Trust
Series 2007-1 Cl A4 (FGIC)
09-15-14	0.29	902,540	(h,i)	859,159
Volkswagen Auto Lease Trust
Series 2009-A Cl A3
04-16-12	3.41	525,000		539,101

Total				18,502,960

Commercial Mortgage-Backed (2.3%)(f)
Bear Stearns Commercial Mtge Securities
Series 2003-T10 Cl A1
03-13-40	4.00	1,245,935		1,218,875
CDC Commercial Mtge Trust
Series 2002-FX1 Cl A2
11-15-30	5.68	3,025,000		3,119,329
Citigroup Commercial Mtge Trust
Series 2006-C5 Cl A4
10-15-49	5.43	650,000		587,417
Citigroup/Deutsche Bank Commercial Mtge Trust
Series 2005-CD1 Cl ASB
07-15-44	5.23	775,000		813,596

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Commercial Mtge Pass-Through Ctfs
Series 2006-CN2A Cl BFL
02-05-19	0.56	600,000	(d,i)	418,046
CS First Boston Mtge Securities
Series 2004-C1 Cl A4
01-15-14	4.75	400,000		398,665
CS First Boston Mtge Securities
Series 2004-C2 Cl A1
05-15-36	3.82	206,226		205,015
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Series 2002-M2 Cl C
08-25-12	4.72	231,216		245,731
GE Capital Commercial Mtge Corp
Series 2001-3 Cl A2
06-10-38	6.07	600,000		632,697
General Electric Capital Assurance
Series 2003-1 Cl A4
05-12-35	5.25	590,348	(d)	596,732
Greenwich Capital Commercial Funding
Series 2003-C1 Cl A3
07-05-35	3.86	525,000		530,660
Greenwich Capital Commercial Funding
Series 2004-GG1 Cl A5
06-10-36	4.88	775,000		776,291
GS Mtge Securities II
Series 2004-GG2 Cl A3
08-10-38	4.60	396,456		396,007
GS Mtge Securities II
Series 2007-EOP Cl J
03-06-20	1.10	1,700,000	(d,i)	1,279,417
GS Mtge Securities II
Series 2007-GG10 Cl F
08-10-45	5.81	1,050,000		123,900
JPMorgan Chase Commercial Mtge Securities
Series 2003-LN1 Cl A1
10-15-37	4.13	795,031		809,382
JPMorgan Chase Commercial Mtge Securities
Series 2003-ML1A Cl A1
03-12-39	3.97	370,854		376,242
JPMorgan Chase Commercial Mtge Securities
Series 2004-CBX Cl A3
01-12-37	4.18	884,336		884,066
JPMorgan Chase Commercial Mtge Securities
Series 2006-LDP6 Cl ASB
04-15-43	5.49	275,000		276,379
JPMorgan Chase Commercial Mtge Securities
Series 2007-CB20 Cl A4
02-12-51	5.79	1,150,000		1,002,186
JPMorgan Chase Commercial Mtge Securities
Series 2007-CB20 Cl E
02-12-51	6.20	925,000	(d)	76,101
LB-UBS Commercial Mtge Trust
Series 2004-C2 Cl A3
03-15-29	3.97	1,250,000		1,211,230
LB-UBS Commercial Mtge Trust
Series 2006-C4 Cl AAB
06-15-32	5.86	1,075,000		1,070,391

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
LB-UBS Commercial Mtge Trust
Series 2007-C6 Cl A4
07-15-40	5.86	275,000		233,170
Merrill Lynch Mtge Trust
Series 2008-C1 Cl A1
02-12-51	4.71	318,902		321,166
Morgan Stanley Capital I
Series 2003-T11 Cl A2
06-13-41	4.34	268,747		270,738
Morgan Stanley Capital I
Series 2004-HQ4 Cl A5
04-14-40	4.59	1,250,000		1,201,855
Morgan Stanley Capital I
Series 2006-T23 Cl AAB
08-12-41	5.80	850,000		869,080
Wachovia Bank Commercial Mtge Trust
Series 2005-C20 Cl A5
07-15-42	5.09	1,250,000		1,270,948
Wachovia Bank Commercial Mtge Trust
Series 2006-C24 Cl APB
03-15-45	5.58	650,000		654,371
Wachovia Bank Commercial Mtge Trust
Series 2006-C27 Cl APB
07-15-45	5.73	1,250,000		1,262,467

Total				23,132,150

Residential Mortgage-Backed (13.2%)(f)
Bear Stearns Adjustable Rate Mtge Trust
Collateralized Mtge Obligation
Series 2005-8 Cl A4
08-25-35	5.10	1,575,000	(d,i)	1,283,509
ChaseFlex Trust
Collateralized Mtge Obligation
Series 2005-2 Cl 2A2
06-25-35	6.50	1,728,896		1,415,534
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2007-8CB Cl A13
05-25-37	43.60	1,053,917	(j)	93,903
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2003-11T1 Cl A1
07-25-18	4.75	622,578		621,606
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2006-22R Cl 1A2
05-25-36	6.00	1,409,184		1,059,675
Countrywide Home Loans
Collateralized Mtge Obligation
Series 2005-R2 Cl 2A1
06-25-35	7.00	1,299,300	(d)	1,146,480
Countrywide Home Loans
Collateralized Mtge Obligation
Series 2006-HYB1 Cl 1A1
03-20-36	5.31	1,255,013	(i)	647,454

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Federal Home Loan Mtge Corp
10-01-39	5.00	6,250,000	(e)	6,457,031
10-01-39	5.50	2,500,000	(e)	2,616,405
10-01-39	6.00	10,500,000	(e)	11,080,775
Federal Home Loan Mtge Corp #C53878
12-01-30	5.50	1,677,200		1,766,585
Federal Home Loan Mtge Corp #C65869
04-01-32	6.00	796,335		852,193
Federal Home Loan Mtge Corp #C66871
05-01-32	6.50	2,204,102		2,372,226
Federal Home Loan Mtge Corp #C71514
07-01-32	6.50	120,335		129,402
Federal Home Loan Mtge Corp #C90598
10-01-22	6.50	236,068		255,582
Federal Home Loan Mtge Corp #C90767
12-01-23	6.00	1,534,568		1,643,936
Federal Home Loan Mtge Corp #D32310
11-01-22	8.00	5,779		6,277
Federal Home Loan Mtge Corp #D55755
08-01-24	8.00	44,400		50,315
Federal Home Loan Mtge Corp #D96300
10-01-23	5.50	256,551		272,292
Federal Home Loan Mtge Corp #E01127
02-01-17	6.50	161,105		173,191
Federal Home Loan Mtge Corp #E01419
05-01-18	5.50	836,958		896,552
Federal Home Loan Mtge Corp #E81009
07-01-15	7.50	93,147		100,845
Federal Home Loan Mtge Corp #E98725
08-01-18	5.00	2,074,013		2,205,386
Federal Home Loan Mtge Corp #E99684
10-01-18	5.00	1,099,998		1,174,735
Federal Home Loan Mtge Corp #G01410
04-01-32	7.00	358,748		393,295
Federal Home Loan Mtge Corp #G01864
01-01-34	5.00	1,636,752		1,699,733
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 2795 Cl IY
07-15-17	41.78	772,635	(j)	25,838
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 2817 Cl SA
06-15-32	26.19	987,417	(j)	75,560
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 3550 Cl GS
07-15-39	27.78	5,842,333	(j)	652,408
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Series 2576 Cl KJ
02-15-33	5.50	767,475		785,828
Federal Natl Mtge Assn
10-01-24	4.50	5,450,000	(e)	5,642,450
10-01-24	5.00	6,860,000	(e)	7,192,285
10-01-39	4.50	4,000,000	(e)	4,051,248
10-01-39	5.00	8,500,000	(e)	8,778,902
10-01-39	5.50	12,000,000	(e)	12,551,255

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
10-01-39	6.00	5,050,000	(e)	5,327,750
10-01-39	6.50	5,500,000	(e)	5,878,125
10-01-39	7.00	3,500,000	(e)	3,815,000
Federal Natl Mtge Assn #190899
04-01-23	8.50	90,412		98,564
Federal Natl Mtge Assn #190944
05-01-24	6.00	517,866		549,868
Federal Natl Mtge Assn #190988
06-01-24	9.00	59,039		64,245
Federal Natl Mtge Assn #250322
08-01-25	7.50	10,400		11,628
Federal Natl Mtge Assn #250384
11-01-25	7.50	134,851		150,783
Federal Natl Mtge Assn #250495
03-01-26	7.00	148,273		163,678
Federal Natl Mtge Assn #254494
08-01-22	7.00	174,762		193,446
Federal Natl Mtge Assn #254675
01-01-23	6.50	222,337		241,306
Federal Natl Mtge Assn #254708
02-01-23	7.00	52,700		58,335
Federal Natl Mtge Assn #304279
02-01-25	8.50	102,483		117,016
Federal Natl Mtge Assn #309341
05-01-25	8.50	25,289		28,876
Federal Natl Mtge Assn #313049
08-01-11	8.50	18,556		18,930
Federal Natl Mtge Assn #323606
03-01-29	6.50	35,294		38,196
Federal Natl Mtge Assn #433310
08-01-28	6.50	159,976		173,130
Federal Natl Mtge Assn #440730
12-01-28	6.00	125,829		135,426
Federal Natl Mtge Assn #505122
07-01-29	7.00	680,658		752,767
Federal Natl Mtge Assn #50553
04-01-22	8.00	63,917		72,067
Federal Natl Mtge Assn #510587
08-01-29	7.00	147,166		162,757
Federal Natl Mtge Assn #540041
02-01-29	7.00	509,043		561,929
Federal Natl Mtge Assn #545489
03-01-32	6.50	126,325		136,397
Federal Natl Mtge Assn #545684
05-01-32	7.50	104,949		117,588
Federal Natl Mtge Assn #545885
08-01-32	6.50	200,881		218,585
Federal Natl Mtge Assn #555376
04-01-18	4.50	549,932		580,925
Federal Natl Mtge Assn #555734
07-01-23	5.00	1,194,221		1,251,966
Federal Natl Mtge Assn #615135
11-01-16	6.00	90,576		97,305
Federal Natl Mtge Assn #642346
05-01-32	7.00	519,369		572,372
Federal Natl Mtge Assn #643381
06-01-17	6.00	78,487		84,294
Federal Natl Mtge Assn #645277
05-01-32	7.00	74,025		81,580
Federal Natl Mtge Assn #645569
06-01-32	7.00	439,399		484,242

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Federal Natl Mtge Assn #646446
06-01-17	6.50	116,816		126,102
Federal Natl Mtge Assn #650105
08-01-17	6.50	457,486	(m)	493,853
Federal Natl Mtge Assn #662197
09-01-32	6.50	216,961		234,123
Federal Natl Mtge Assn #670387
08-01-32	7.00	171,623		189,451
Federal Natl Mtge Assn #670711
10-01-32	7.00	102,130		112,553
Federal Natl Mtge Assn #673179
02-01-18	6.00	196,789		211,348
Federal Natl Mtge Assn #676511
12-01-32	7.00	74,022		81,576
Federal Natl Mtge Assn #678397
12-01-32	7.00	658,979	(m)	726,230
Federal Natl Mtge Assn #687887
03-01-33	5.50	1,227,370		1,303,846
Federal Natl Mtge Assn #689093
07-01-28	5.50	596,269		630,492
Federal Natl Mtge Assn #694546
03-01-33	5.50	456,387		480,157
Federal Natl Mtge Assn #703726
02-01-33	5.00	1,565,622		1,635,161
Federal Natl Mtge Assn #725284
11-01-18	7.00	64,525		67,947
Federal Natl Mtge Assn #725431
08-01-15	5.50	53,738		57,311
Federal Natl Mtge Assn #726940
08-01-23	5.50	223,818		237,059
Federal Natl Mtge Assn #747642
11-01-28	5.50	266,159		281,435
Federal Natl Mtge Assn #753074
12-01-28	5.50	1,329,295		1,405,591
Federal Natl Mtge Assn #755598
11-01-28	5.00	448,002		467,900
Federal Natl Mtge Assn #761031
01-01-34	5.00	312,278		325,836
Federal Natl Mtge Assn #768117
08-01-34	5.48	493,034	(i)	515,459
Federal Natl Mtge Assn #961840
03-01-38	5.50	3,690,501		3,865,992
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2003-63 Cl IP
07-25-33	1.29	2,581,817	(j)	433,549
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2003-71 Cl IM
12-25-31	5.34	1,130,362	(j)	129,228
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2004-84 Cl GI
12-25-22	7.82	461,891	(j)	37,175
Govt Natl Mtge Assn
10-01-39	4.50	6,000,000	(e)	6,088,128
10-01-39	6.00	3,550,000	(e)	3,747,469

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Govt Natl Mtge Assn #604708
10-15-33	5.50	1,220,983		1,290,236
Govt Natl Mtge Assn #619592
09-15-33	5.00	1,425,215		1,485,653
Govt Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2002-80 Cl CI
01-20-32	44.35	38,778	(j)	1,079
IndyMac Index Mtge Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2005-AR8 Cl AX1
04-25-35	0.00	16,044,797	(b,j,s)	—
MASTR Alternative Loan Trust
Collateralized Mtge Obligation
Series 2004-4 Cl 2A1
05-25-34	6.00	1,211,796		1,120,955
MASTR Alternative Loan Trust
Collateralized Mtge Obligation
Series 2004-7 Cl 8A1
08-25-19	5.00	2,416,809		2,294,383
MASTR Alternative Loan Trust
Collateralized Mtge Obligation
Series 2004-8 Cl 7A1
09-25-19	5.00	1,229,072		1,166,676
Structured Asset Securities
Collateralized Mtge Obligation
Series 2003-33H Cl 1A1
10-25-33	5.50	1,153,821		1,164,412

Total				134,818,132

Aerospace & Defense (0.1%)
L-3 Communications
06-15-12	7.63	325,000		329,875
07-15-13	6.13	210,000		212,625
TransDigm Group
Sr Sub Nts
07-15-14	7.75	135,000	(d,e)	131,119

Total				673,619

Banking (0.6%)
American Express
Sr Unsecured
05-20-19	8.13	130,000		153,750
Bank of America
Sr Unsecured
05-01-18	5.65	720,000		710,415
Citigroup
05-22-19	8.50	1,185,000		1,337,668
Citigroup
Sr Unsecured
05-15-18	6.13	395,000		388,934
Goldman Sachs Group
Sr Unsecured
02-15-19	7.50	1,110,000		1,269,853

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
JPMorgan Chase & Co
Sr Unsecured
04-23-19	6.30	1,215,000		1,334,812
Morgan Stanley
Sr Unsecured
04-01-18	6.63	635,000		671,464
09-23-19	5.63	410,000		404,344

Total				6,271,240

Brokerage (—%)
Lehman Brothers Holdings
Sr Unsecured
05-02-18	6.88	1,250,000	(b,o)	221,875

Chemicals (0.3%)
Airgas
10-01-18	7.13	325,000	(d)	333,938
Ashland
06-01-17	9.13	130,000	(d)	139,100
Chemtura
06-01-16	6.88	293,000	(b)	307,650
Dow Chemical
Sr Unsecured
05-15-19	8.55	1,690,000		1,899,806
INVISTA
Sr Unsecured
05-01-12	9.25	162,000	(d)	162,810
Nalco
Sr Nts
05-15-17	8.25	165,000	(d)	174,488

Total				3,017,792

Consumer Products (—%)
Jarden
05-01-16	8.00	225,000		230,625
Visant Holding
Sr Disc Nts
12-01-13	10.25	175,000		180,250

Total				410,875

Electric (2.3%)
CenterPoint Energy Houston Electric LLC
Series U
03-01-14	7.00	700,000		796,427
Cleveland Electric Illuminating
1st Mtge
11-15-18	8.88	2,155,000		2,731,115
Consumers Energy
1st Mtge
09-15-18	5.65	870,000		929,173
04-15-20	5.65	165,000		175,654
Detroit Edison
Sr Secured
10-01-13	6.40	780,000		862,918
DTE Energy
Sr Unsecured
05-15-14	7.63	1,430,000		1,578,447
Duke Energy Carolinas LLC
Sr Unsecured Series D
03-01-10	7.38	280,000		287,263

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Edison Mission Energy
Sr Unsecured
06-15-13	7.50	255,000		239,063
06-15-16	7.75	155,000		135,625
Exelon
Sr Unsecured
06-15-10	4.45	1,890,000		1,928,868
FirstEnergy
Sr Unsecured Series B
11-15-11	6.45	39,000		42,124
Indiana Michigan Power
Sr Nts
03-15-19	7.00	485,000		560,897
Indiana Michigan Power
Sr Unsecured
03-15-37	6.05	490,000		517,222
KCP&L Greater Missouri Operations
Sr Unsecured
07-01-12	11.88	205,000		236,727
Majapahit Holding
10-17-16	7.75	100,000	(c,d)	105,000
Nevada Power
08-01-18	6.50	850,000		929,898
Nevada Power
Series L
01-15-15	5.88	405,000		431,458
Nevada Power
Series M
03-15-16	5.95	855,000		913,363
NiSource Finance
03-01-13	6.15	1,460,000		1,528,870
09-15-17	5.25	155,000		145,644
01-15-19	6.80	1,225,000		1,254,173
NRG Energy
02-01-16	7.38	455,000		440,213
Ohio Edison
Sr Unsecured
05-01-15	5.45	170,000		179,417
Oncor Electric Delivery
Sr Secured
05-01-12	6.38	205,000		222,609
PacifiCorp
1st Mtge
09-15-13	5.45	1,475,000		1,593,060
Portland General Electric
03-15-10	7.88	765,000		783,850
Potomac Electric Power
1st Mtge
06-01-35	5.40	505,000		505,031
PPL Electric Utilities
1st Mtge
11-30-13	7.13	970,000		1,117,293
Sierra Pacific Power
Series M
05-15-16	6.00	1,555,000		1,649,698
Tampa Electric
Sr Unsecured
05-15-18	6.10	530,000		573,863

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Toledo Edison
1st Mtge
05-01-20	7.25	165,000		194,313

Total				23,589,276

Entertainment (0.1%)
Regal Cinemas
07-15-19	8.63	125,000	(d)	129,375
Speedway Motorsports
Sr Unsecured
06-01-16	8.75	315,000	(d)	333,113
United Artists Theatre Circuit
Pass-Through Ctfs
07-01-15	9.30	933,032	(l)	958,690

Total				1,421,178

Environmental (0.3%)
Allied Waste North America
04-15-13	7.88	2,830,000		2,900,750
Republic Services
09-15-19	5.50	350,000	(d)	360,555

Total				3,261,305

Food and Beverage (0.6%)
ConAgra Foods
Sr Unsecured
09-15-11	6.75	81,000		88,383
Del Monte
Sr Sub Nts
10-15-19	7.50	250,000	(d,e)	252,500
HJ Heinz Finance
08-01-39	7.13	540,000	(d)	639,135
Kraft Foods
Sr Unsecured
02-11-13	6.00	90,000		96,536
02-01-18	6.13	1,010,000		1,070,276
01-26-39	6.88	620,000		685,285
Molson Coors Capital Finance
09-22-10	4.85	910,000	(c)	940,305
SABMiller
01-15-14	5.70	2,015,000	(c,d)	2,175,449

Total				5,947,869

Gaming (0.1%)
Boyd Gaming
Sr Sub Nts
02-01-16	7.13	163,000		143,440
MGM MIRAGE
Sr Secured
11-15-17	11.13	210,000	(d)	231,000
MGM MIRAGE
Sr Unsecured
03-01-18	11.38	320,000	(d)	300,800

Total				675,240

Gas Pipelines (1.2%)
CenterPoint Energy Resources
Sr Unsecured
02-15-11	7.75	1,760,000		1,871,558

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
CenterPoint Energy Resources
Sr Unsecured Series B
04-01-13	7.88	95,000		106,975
Colorado Interstate Gas
Sr Unsecured
11-15-15	6.80	3,304,000		3,674,199
El Paso
Sr Unsecured
12-12-13	12.00	195,000		222,788
Northwest Pipeline
Sr Unsecured
06-15-16	7.00	180,000		204,777
04-15-17	5.95	1,305,000		1,389,623
Southern Natural Gas
Sr Unsecured
04-01-17	5.90	1,915,000	(d)	1,972,257
Southern Star Central
Sr Nts
03-01-16	6.75	380,000		362,900
Transcontinental Gas Pipe Line LLC
Sr Unsecured
04-15-16	6.40	1,627,000		1,801,414
Transcontinental Gas Pipe Line LLC
Sr Unsecured Series B
08-15-11	7.00	535,000		578,899

Total				12,185,390

Health Care (0.2%)
Cardinal Health
Sr Unsecured
06-15-12	5.65	740,000		783,138
DaVita
03-15-13	6.63	390,000		386,100
HCA
Secured
02-15-17	9.88	295,000	(d)	312,700
Omnicare
12-15-13	6.75	345,000		333,788
Select Medical
02-01-15	7.63	345,000		323,006

Total				2,138,732

Health Care Insurance (0.1%)
Coventry Health Care
Sr Unsecured
08-15-14	6.30	600,000		589,147
03-15-17	5.95	120,000		107,598

Total				696,745

Independent Energy (0.8%)
Anadarko Petroleum
Sr Unsecured
09-15-16	5.95	2,340,000		2,479,367
Chesapeake Energy
01-15-16	6.63	235,000		222,075
Denbury Resources
03-01-16	9.75	220,000		233,750

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
EnCana
Sr Unsecured
11-01-11	6.30	2,290,000	(c)	2,479,129
Forest Oil
Sr Nts
02-15-14	8.50	325,000	(d)	327,438
Nexen
Sr Unsecured
11-20-13	5.05	1,165,000	(c)	1,211,475
PetroHawk Energy
Sr Nts
08-01-14	10.50	150,000	(d)	161,250
Quicksilver Resources
08-01-15	8.25	274,000		266,465
Range Resources
05-15-19	8.00	495,000		507,375
SandRidge Energy
06-01-18	8.00	155,000	(d)	149,963

Total				8,038,287

Integrated Energy (0.2%)
Cenovus Energy
Sr Nts
11-15-39	6.75	565,000	(c,d)	609,562
Cenovus Energy
Sr Nts
09-15-14	4.50	210,000	(c,d)	215,231
Petro-Canada
Sr Unsecured
07-15-13	4.00	120,000	(c)	120,119
Suncor Energy
Sr Unsecured
06-01-18	6.10	480,000	(c)	501,632
TNK-BP Finance
03-13-18	7.88	200,000	(c,d)	192,500

Total				1,639,044

Lodging (—%)
Starwood Hotels & Resorts Worldwide
Sr Unsecured
10-15-14	7.88	150,000		157,125

Media Cable (0.1%)
Comcast
03-15-37	6.45	280,000		296,489
07-01-39	6.55	475,000		507,597
CSC Holdings
Sr Unsecured
04-15-14	8.50	145,000	(d)	152,613
Time Warner Cable
06-15-39	6.75	375,000		405,571

Total				1,362,270

Media Non Cable (0.7%)
DISH DBS
02-01-16	7.13	305,000		302,713

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Lamar Media
04-01-14	9.75	120,000		129,900
Liberty Media LLC
Sr Unsecured
05-15-13	5.70	312,000		295,620
News America
12-15-35	6.40	200,000		201,756
11-15-37	6.65	690,000		718,770
01-09-38	6.75	410,000		430,267
Nielsen Finance LLC
08-01-14	10.00	145,000		145,725
Rainbow Natl Services LLC
09-01-12	8.75	135,000	(d)	137,700
Reed Elsevier Capital
08-01-11	6.75	1,495,000		1,607,693
RR Donnelley & Sons
Sr Unsecured
04-01-14	4.95	275,000		264,616
01-15-17	6.13	2,150,000		2,027,045
Thomson Reuters
10-01-14	5.70	1,065,000	(c)	1,167,824

Total				7,429,629

Metals (—%)
Freeport-McMoRan Copper & Gold
Sr Unsecured
04-01-17	8.38	290,000		308,488

Non Captive Diversified (0.2%)
General Electric Capital
Sr Unsecured
01-10-39	6.88	1,540,000		1,612,888

Oil Field Services (—%)
Gaz Capital
Secured
11-22-16	6.21	350,000	(c,d)	336,000

Packaging (0.1%)
Ball
09-01-16	7.13	20,000		20,400
09-01-19	7.38	20,000		20,300
Crown Americas LLC/Capital
11-15-15	7.75	325,000		330,687
Owens-Brockway Glass Container
05-15-13	8.25	305,000		311,863

Total				683,250

Paper (0.1%)
Georgia-Pacific LLC
01-15-17	7.13	210,000	(d)	205,275
NewPage
Sr Secured
12-31-14	11.38	250,000	(d)	245,625

Total				450,900

Railroads (0.1%)
CSX
Sr Unsecured
03-15-12	6.30	760,000		824,756

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Transportation Services (0.2%)
Erac USA Finance
10-15-17	6.38	1,955,000	(d)	1,950,835

Wireless (0.3%)
CC Holdings GS V LLC/Crown Castle GS III
Sr Secured
05-01-17	7.75	465,000	(d)	481,275
Cricket Communications
Sr Secured
05-15-16	7.75	320,000	(d)	324,800
Nextel Communications
Series D
08-01-15	7.38	240,000		215,400
Rogers Communications
08-15-18	6.80	365,000	(c)	409,072
SBA Telecommunications
08-15-16	8.00	50,000	(d)	51,125
08-15-19	8.25	50,000	(d)	51,500
Sprint Nextel
Sr Nts
08-15-17	8.38	295,000		293,525
US Cellular
Sr Unsecured
12-15-33	6.70	1,180,000		1,215,888

Total				3,042,585

Wirelines (1.7%)
AT&T
Sr Unsecured
03-15-11	6.25	3,240,000		3,453,756
01-15-38	6.30	440,000		464,106
02-15-39	6.55	1,340,000		1,460,924
Frontier Communications
Sr Unsecured
05-01-14	8.25	290,000		298,700
10-01-18	8.13	165,000	(e)	166,031
Qwest
Sr Unsecured
10-01-14	7.50	980,000		989,800
Telecom Italia Capital
11-15-13	5.25	185,000	(c)	194,610
Telefonica Europe
09-15-10	7.75	1,245,000	(c)	1,316,954
TELUS
Sr Unsecured
06-01-11	8.00	4,170,500	(c)	4,537,878
Verizon New York
Sr Unsecured Series A
04-01-12	6.88	2,585,000		2,811,498
Verizon New York
Sr Unsecured Series B
04-01-32	7.38	1,045,000		1,145,847
Verizon Pennsylvania
Sr Unsecured Series A
11-15-11	5.65	475,000		507,215

	Coupon	Principal
Issuer	Rate	Amount	Value(a)
Windstream
08-01-16	8.63	335,000	342,538

Total			17,689,857

Total Bonds (Cost: $335,665,067)			$339,613,139

Equity-Linked Notes (1.7%)(q)

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Goldman Sachs Group
Absolute Trigger Mandatory Exchangeable Nts
12-28-09	—%	$15,500,000	(l)	$17,325,644

Total Equity-Linked Notes (Cost: $15,500,000)				$17,325,644

FDIC-Insured Debt (0.1%)(n)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
JPMorgan Chase & Co
FDIC Govt Guaranty
02-23-11	1.65%	$1,155,000	$1,168,661

Total FDIC-Insured Debt (Cost: $1,154,550)			$1,168,661

Senior Loans (0.1%)(k)

	Coupon	Principal
Borrower	Rate	Amount		Value(a)
Chemicals (—%)
Hexion Specialty Chemicals
Tranche C1 Term Loan
05-05-13	2.56%	$197,054		$163,801
Hexion Specialty Chemicals
Tranche C2 Term Loan
05-05-13	2.56	43,759		36,375
Total				200,176

Media Cable (—%)
Charter Communications Operating LLC
Term Loan
03-06-14	6.25	528,149		497,284

Wirelines (0.1%)
Fairpoint Communications
Tranche B Term Loan
03-31-15	3.05	840,372	(b)	631,589

Total Senior Loans (Cost: $1,050,535)				$1,329,049

Money Market Fund (8.7%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.28%	88,392,234	(r)	$88,392,234

Total Money Market Fund (Cost: $88,392,234)			$88,392,234

Investments of Cash Collateral Received for Securities on Loan (17.2%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	108,900,786	$108,900,786

	Coupon	Principal
Issuer	Rate	Amount	Value(a)
Asset-Backed Commercial Paper (2.5%)
Belmont Funding LLC
10-06-09	0.52%	$3,999,596	$3,999,596
Ebbets Funding LLC
10-06-09	0.47	3,999,634	3,999,634
Elysian Funding LLC
10-01-09	0.47	2,999,726	2,999,726
Grampian Funding LLC
10-08-09	0.37	2,999,137	2,999,137
10-21-09	0.37	2,499,229	2,499,229
Rheingold Securitization
12-16-09	0.38	3,996,749	3,996,749
Tasman Funding
10-23-09	0.30	2,999,250	2,999,250
Versailles Commercial Paper LLC
10-13-09	0.55	2,998,487	2,998,487

Total			26,491,808

Certificates of Deposit (2.1%)
Banco Espirito Santo e Comm London
10-06-09	0.30	3,000,000	3,000,000
Bank of Tokyo UFJ London
12-21-09	0.37	3,000,040	3,000,040
Bayrische Hypo-Und Vereinsbank
10-29-09	0.39	2,000,000	2,000,000
Credit Indusrial et Comm London
11-18-09	0.37	3,000,000	3,000,000
Dexia Credit Local du France
10-09-09	0.43	3,999,339	3,999,339
Monte de Paschi
10-14-09	0.40	2,000,033	2,000,033
Raiffeisen Zentralbank Oest Vienna
10-05-09	0.29	3,000,000	3,000,000
Ulster Bank Ireland
10-15-09	0.47	2,000,000	2,000,000

Total			21,999,412

Commercial Paper (0.8%)
Citigroup Funding
10-05-09	0.40	4,999,055	4,999,055
KBC Financial Products
11-02-09	0.48	2,998,615	2,998,615

Total			7,997,670

Repurchase Agreements (1.0%)
Morgan Stanley
10-01-09	0.23	5,000,000	5,000,000
RBS Securities
10-01-09	0.50	5,000,000	5,000,000

Total			10,000,000

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $175,389,676)			$175,389,676

Total Investments in Securities (Cost: $1,163,947,260)			$1,277,455,405

Investments in Derivatives
Futures Contracts Outstanding at Sept. 30, 2009

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

U.S. Long Bond, 20-year	107	$12,987,125	Dec. 2009	$225,542
U.S. Treasury Note, 2-year	(10)	(2,169,688)	Jan. 2010	(1,734)
U.S. Treasury Note, 5-year	19	2,205,781	Jan. 2010	20,956
U.S. Treasury Note, 10-year	166	19,642,470	Dec. 2009	120,292

Total				$365,056

Credit Default Swap Contracts Outstanding at Sept. 30, 2009

		Buy/sell	Pay/receive	Expiration	Notional	Unrealized
Counterparty	Referenced entity	protection	fixed rate	date	amount	appreciation

JPMorgan Chase Bank	Cardinal Health	Buy	.225%	June 20, 2012	$740,000	$2,187

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2009.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Sept. 30, 2009, the value of foreign securities represented 13.3% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2009, the value of these securities amounted to $27,249,215 or 2.7% of net assets.

(e)	At Sept. 30, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $83,431,647.

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year’s GDP exceeds the ‘base case GDP’, an interest payment is made equal to 0.012225 of the difference.

(h)	The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

AMBAC	—	Ambac Assurance Corporation
FGIC	—	Financial Guaranty Insurance Company
MBIA	—	MBIA Insurance Corporation

(i)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2009.

(j)	Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Sept. 30, 2009.

(k)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(l)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Sept. 30, 2009, was $18,284,414 representing 1.8% of net assets. Information concerning such security holdings at Sept. 30, 2009, is as follows:

	Acquisition
Security	dates	Cost

Crown Paper Escrow	04-16-07	$—
Goldman Sachs Group
—% Absolute Trigger Mandatory Exchangeable Nts 2009	05-18-09	15,500,000
Krispy Kreme Doughnuts Warrants	07-01-09	—
United Artists Theatre Circuit Pass-Through Ctfs 9.30% 2015	12-08-95 thru 08-12-96	915,008

(m)	At Sept. 30, 2009, investments in securities included securities valued at $679,221 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(n)	This debt is guaranteed under the FDIC’s Temporary Liquidity Guarantee Program (TLGP) and is backed by the full faith and credit of the United States.

(o)	This position is in bankruptcy.

(p)	At Sept. 30, 2009, security was partially or fully on loan.

(q)	Equity-Linked Notes (ELNs) are notes created by a counterparty, typically an investment bank that may bear interest at a fixed or floating rate. At maturity, the notes must be exchanged for an amount based on the value of one or more equity securities of third party issuers or the value of an index. The exchanged value may be limited to an amount less than the actual value of the underlying stocks or value of an index at the maturity date. Any difference between the exchange amount and the original cost of the notes will be a gain or loss.

(r)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2009.

(s)	Negligible market value.
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated June 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2009:

	Fair value at Sept. 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks
Paper & Forest Products	$—	$—	$1	$1
All Other Industries (a)	654,236,922	—	—	654,236,922
Other (a)	79	—	—	79

Total Equity Securities	654,237,001	—	1	654,237,002

Bonds
Foreign Government Obligations & Agencies	—	7,094,324	—	7,094,324
U.S. Government Obligations & Agencies	37,592,066	12,436,457	—	50,028,523
Asset-Backed Securities	—	16,843,501	1,659,459	18,502,960
Commercial Mortgage-Backed Securities	—	23,132,150	—	23,132,150
Residential Mortgage-Backed Securities	—	134,818,132	—	134,818,132
Corporate Debt Securities	—	105,078,360	958,690	106,037,050

Total Bonds	37,592,066	299,402,924	2,618,149	339,613,139

Other
Equity-Linked Notes	—	17,325,644	—	17,325,644
FDIC-Insured Debt Securities	—	1,168,661	—	1,168,661
Senior Loans	—	1,329,049	—	1,329,049
Affiliated Money Market Fund (b)	88,392,234	—	—	88,392,234
Investments of Cash Collateral Received for Securities on Loan (c)	108,900,786	66,488,890	—	175,389,676

Total Other	197,293,020	86,312,244	—	283,605,264

Investments in Securities	889,122,087	385,715,168	2,618,150	1,277,455,405
Other Financial Instruments (d)	365,056	2,187	—	367,243

Total	$889,487,143	$385,717,355	$2,618,150	$1,277,822,648

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2009.

(c)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

(d)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

			Residential
		Asset-Backed	Mortgage-Backed	Corporate Debt
	Common Stocks	Securities	Securities	Securities	Total

Balance as of Dec. 31, 2008	$1	$357,490	$8,849,638	$979,402	$10,186,531
Accrued discounts/premiums	—	(116,602)	(4,269)	1,532	(119,339)
Realized gain (loss)	24,234	(53,198)	(2,604,609)	—	(2,633,573)
Change in unrealized appreciation (depreciation)*	—	311,482	3,874,503	86,642	4,272,627
Net purchases (sales)	(24,234)	1,160,287	(5,830,536)	(108,886)	(4,803,369)
Transfers in and/or out of Level 3	—	—	(4,284,727)	—	(4,284,727)

Balance as of Sept. 30, 2009	$1	$1,659,459	$—	$958,690	$2,618,150

*	Change in unrealized appreciation (depreciation) relating to securities held at Sept. 30, 2009 was $6,164,062.

Portfolio of Investments
RiverSource VP — Cash Management Fund
Sept. 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
U.S. Government Agencies (17.5%)

		Amount
	Effective	payable at
Issuer	yield	maturity		Value(a)
U.S. Government Agencies
Federal Home Loan Bank Disc Nts
10-09-09	0.12%	$17,000,000		$16,999,509
10-16-09	0.10	23,200,000		23,199,033
10-28-09	0.15	15,000,000		14,998,313
02-01-10	0.50	34,000,000		33,941,916
04-30-10	0.71	20,000,000		19,998,266
08-27-10	0.70	10,000,000		10,000,000
Federal Home Loan Mtge Corp Disc Nts
10-01-09	0.18	8,300,000		8,300,000
10-05-09	0.17	4,700,000		4,699,888
11-09-09	0.23	16,000,000		15,996,013
02-09-10	0.32	18,000,000	(b)	18,000,000
08-10-10	0.33	10,000,000	(b)	10,000,000
Federal Natl Mtge Assn Disc Nts
10-26-09	0.75	10,000,000		9,994,653
11-18-09	0.12	9,000,000		8,998,560

Total U.S. Government Agencies (Cost: $195,126,151)				$195,126,151

FDIC-Insured Debt (4.7%)(c)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Banking
Citigroup Funding
FDIC Govt Guaranty
10-06-09	0.17%	$13,000,000	$12,999,639
10-08-09	0.18	8,000,000	7,999,689
10-13-09	0.19	15,000,000	14,999,000
10-15-09	0.19	7,700,000	7,699,401
10-16-09	0.19	9,000,000	8,999,250

Total FDIC-Insured Debt (Cost: $52,696,979)			$52,696,979

Certificates of Deposit (7.4%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Certificates of Deposit
Bank of America
10-23-09	1.05%	$15,000,000	$15,000,000
Chase Bank USA
10-28-09	0.25	15,000,000	15,000,000

		Amount
	Effective	payable at
Issuer	yield	maturity		Value(a)
Lloyds TSB Bank
11-09-09	0.41	15,000,000		15,000,000
Rabobank Nederland
11-16-09	0.29	15,000,000		15,000,000
12-09-09	0.24	12,000,000		12,000,000
Royal Bank of Scotland
12-01-09	0.91	2,800,000	(b)	2,800,000
12-02-09	0.34	8,000,000		8,000,000

Total Certificates of Deposit (Cost: $82,800,000)				$82,800,000

Floating Rate Notes (3.1%)

		Amount
	Effective	payable at
Issuer	yield	maturity		Value(a)
Floating Rate Notes
AT&T
02-05-10	0.57%	$15,000,000	(b)	$15,001,622
Bank of America
10-02-09	0.81	15,000,000	(b)	14,999,641
02-12-10	0.55	4,915,000	(b)	4,912,715

Total Floating Rate Notes (Cost: $34,915,397)				$34,913,978

Commercial Paper (55.5%)

		Amount
	Effective	payable at
Issuer	yield	maturity		Value(a)
Asset-Backed (23.9%)
Amsterdam Funding
10-02-09	0.13%	$8,000,000	(d)	$7,999,942
10-14-09	0.32	3,000,000	(d)	2,999,632
11-04-09	0.27	13,000,000	(d)	12,996,685
11-16-09	0.27	4,600,000	(d)	4,598,413
Bryant Park Funding LLC
10-15-09	0.19	6,056,000		6,055,529
10-20-09	0.19	12,000,000	(d)	11,998,733
10-26-09	0.29	10,000,000	(d)	9,997,917
Enterprise Funding LLC
10-09-09	0.23	10,228,000	(d)	10,227,409
FCAR Owner Trust Series I
10-01-09	1.17	10,000,000		10,000,000
10-09-09	0.59	6,000,000		5,999,133
10-15-09	0.62	11,000,000		10,997,219
10-21-09	0.63	15,000,000		14,994,583
10-29-09	0.63	3,000,000		2,998,507
Jupiter Securitization LLC
10-26-09	0.22	5,000,000	(d)	4,999,201
Kitty Hawk Funding
10-07-09	0.17	10,000,000	(d)	9,999,683
10-09-09	0.24	15,000,000	(d)	14,999,101
10-20-09	0.27	13,954,000	(d)	13,951,938
Ranger Funding LLC
11-04-09	0.20	15,000,000	(d)	14,997,167
Salisbury Receivables LLC
10-01-09	0.26	5,000,000	(d)	5,000,000
10-02-09	0.12	5,000,000	(d)	4,999,967
10-07-09	0.22	13,400,000	(d)	13,399,442
10-23-09	0.20	8,000,000	(d)	7,998,973

		Amount
	Effective	payable at
Issuer	yield	maturity		Value(a)
11-03-09	0.20	5,700,000	(d)	5,698,955
12-02-09	0.23	10,000,000	(d)	9,996,039
Sheffield Receivables
10-01-09	0.24	10,000,000	(d)	10,000,000
10-07-09	0.20	9,300,000	(d)	9,299,644
10-14-09	0.24	6,300,000	(d)	6,299,409
12-09-09	0.22	10,000,000	(d)	9,995,783
Thunder Bay Funding LLC
11-03-09	0.29	14,047,000	(d)	14,043,266

Total				267,542,270

Banking (20.0%)
ANZ National Intl
11-09-09	0.22	8,000,000	(d)	7,998,093
Bank of America
12-28-09	0.24	9,000,000		8,994,720
Bank of Montreal
10-09-09	0.19	10,100,000		10,099,529
10-23-09	0.21	15,000,000		14,997,983
10-27-09	0.21	10,000,000		9,998,411
Citigroup Funding
10-06-09	0.25	11,000,000		10,999,542
10-07-09	0.26	12,000,000		11,999,400
10-08-09	0.27	11,000,000		10,999,358
HSBC USA
10-16-09	0.18	5,000,000		4,999,604
10-19-09	0.13	13,000,000		12,999,090
10-22-09	0.15	13,000,000		12,998,787
12-03-09	0.24	10,700,000		10,695,506
JPMorgan Chase Funding
10-13-09	0.18	8,700,000	(d)	8,699,449
10-19-09	0.22	13,100,000	(d)	13,098,494
10-21-09	0.23	7,400,000	(d)	7,399,013
Lloyds TSB Bank
10-22-09	0.42	8,000,000		7,997,993
11-17-09	0.38	10,000,000		9,995,039
Rabobank Nederland
12-01-09	0.23	8,000,000		7,996,882
Royal Bank of Scotland
10-19-09	0.27	2,100,000		2,099,706
12-29-09	0.89	12,000,000		11,973,597
Royal Bank of Scotland Group
10-15-09	0.54	11,750,000	(d)	11,747,395
11-20-09	0.76	6,000,000	(d)	5,993,625
Westpac Banking
10-16-09	0.27	8,000,000	(d)	7,999,067

Total				222,780,283

Electric (1.8%)
FPL Fuels
10-26-09	0.18	19,800,000		19,797,525

Life Insurance (4.7%)
MetLife Short Term Funding LLC
10-06-09	0.26	5,000,000	(d)	4,999,785
10-27-09	0.24	14,000,000	(d)	13,997,472
11-12-09	0.54	10,000,000		9,993,700
12-07-09	0.30	15,000,000	(d)	14,991,624

		Amount
	Effective	payable at
Issuer	yield	maturity		Value(a)
New York Life Capital
10-05-09	0.20	5,007,000	(d)	5,006,861
11-03-09	0.25	3,000,000	(d)	2,999,313

Total				51,988,755

Non Captive Diversified (3.9%)
General Electric Capital
10-13-09	0.14	23,800,000		23,798,810
10-21-09	0.15	20,000,000		19,998,222

Total				43,797,032

Retailers (1.2%)
Wal-Mart Stores
11-02-09	0.10	13,400,000	(d)	13,398,809

Total Commercial Paper (Cost: $619,304,674)				$619,304,674

U.S. Government-Insured Debt (10.0%)(d)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Straight-A Funding LLC
U.S. Treasury Govt Guaranty(f)
10-15-09	0.18%	$3,000,000	$2,999,778
10-19-09	0.18	4,000,000	3,999,620
10-23-09	0.18	12,000,000	11,998,607
11-05-09	0.20	12,405,000	12,402,588
11-10-09	0.28	5,000,000	4,998,444
11-13-09	0.27	3,500,000	3,498,871
11-16-09	0.26	14,000,000	13,995,349
11-16-09	0.27	20,000,000	19,993,101
11-17-09	0.25	3,400,000	3,398,890
11-18-09	0.21	12,000,000	11,996,640
12-02-09	0.22	8,000,000	7,996,969
12-02-09	0.23	5,000,000	4,998,019
12-14-09	0.22	9,267,000	9,262,809

Total U.S. Government-Insured Debt (Cost: $111,539,685)			$111,539,685

Bonds (2.0%)

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Asset-Backed
AmeriCredit Automobile Receivables Trust
Series 2009-1 Cl A1
07-15-10	0.84%	$11,257,444	(e)	$11,257,444
Chrysler Financial Auto Securitization Trust
Series 2009-A Cl A1
07-15-10	1.01	10,745,321	(e)	10,745,321

Total Bonds (Cost: $22,002,765)				$22,002,765

Total Investments in Securities (Cost: $1,118,385,651)(g)				$1,118,384,232

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2009.

(b)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2009. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c)	This debt is guaranteed under the FDIC’s Temporary Liquidity Guarantee Program (TLGP) and is backed by the full faith and credit of the United States.

(d)	Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security has been determined to be liquid under guidelines established by the Fund’s Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2009, the value of these securities amounted to $446,365,984 or 40.0% of net assets.

(e)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2009, the value of these securities amounted to $22,002,765 or 2.0% of net assets.

(f)	Funding for this debt is provided by the Federal Financing Bank, which is funded by the U.S. Department of the Treasury.

(g)	Also represents the cost of securities for federal income tax purposes at Sept. 30, 2009.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2009:

	Fair value at Sept. 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Bonds
Asset-Backed Securities	$—	$22,002,765	$—	$22,002,765

Total Bonds	—	22,002,765	—	22,002,765

Short-Term Securities
U.S. Government Agencies	—	195,126,151	—	195,126,151
FDIC-Insured Debt	—	52,696,979	—	52,696,979
Certificates of Deposit	—	82,800,000	—	82,800,000
Floating Rate Notes	—	34,913,978	—	34,913,978
Commercial Paper	—	619,304,674	—	619,304,674
U.S Government-Insured Debt	—	111,539,685	—	111,539,685

Total Short-Term Securities	—	1,096,381,467	—	1,096,381,467

Total	$—	$1,118,384,232	$—	$1,118,384,232

Portfolio of Investments
RiverSource Variable Portfolio — Core Equity Fund
Sept. 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)

Investments in Securities
Common Stocks (99.0%)

Issuer	Shares		Value(a)
Aerospace & Defense (1.4%)
General Dynamics	16,691		$1,078,238
Goodrich	4,744		257,789
Northrop Grumman	11,490		594,608
Rockwell Collins	2,349	(e)	119,329
United Technologies	6,970		424,682

Total			2,474,646

Air Freight & Logistics (0.2%)
CH Robinson Worldwide	4,042	(e)	233,425
FedEx	898		67,548

Total			300,973

Auto Components (0.1%)
Johnson Controls	7,405	(e)	189,272

Automobiles (0.2%)
Ford Motor	17,637	(b)	127,163
Harley-Davidson	10,726	(e)	246,698

Total			373,861

Beverages (2.6%)
Brown-Forman Cl B	611	(e)	29,462
Coca-Cola	55,307		2,969,987
Coca-Cola Enterprises	22,118		473,546
Pepsi Bottling Group	5,293		192,877
PepsiCo	19,958	(e)	1,170,736

Total			4,836,608

Biotechnology (1.4%)
Amgen	36,722	(b)	2,211,766
Biogen Idec	4,323	(b)	218,398
Cephalon	3,156	(b,e)	183,805

Total			2,613,969

Building Products (0.1%)
Masco	7,380		95,350

Capital Markets (4.0%)
Bank of New York Mellon	32,330		937,247
Goldman Sachs Group	18,926		3,489,008
Morgan Stanley	71,162		2,197,483
State Street	12,867		676,804

Total			7,300,542

Chemicals (1.4%)
Air Products & Chemicals	5,213		404,425
CF Inds Holdings	1,489		128,396

Issuer	Shares		Value(a)
Dow Chemical	53,028	(e)	1,382,439
EI du Pont de Nemours & Co	11,134		357,847
PPG Inds	5,431		316,139

Total			2,589,246

Commercial Banks (2.5%)
BB&T	9,638	(e)	262,539
Comerica	4,113	(e)	122,033
Fifth Third Bancorp	10,201		103,336
First Horizon Natl	20,740	(b,e)	274,385
KeyCorp	24,393		158,555
Marshall & Ilsley	14,426		116,418
PNC Financial Services Group	31,247		1,518,292
SunTrust Banks	23,501	(e)	529,948
Wells Fargo & Co	55,108	(e)	1,552,942

Total			4,638,448

Commercial Services & Supplies (0.2%)
Avery Dennison	3,406		122,650
RR Donnelley & Sons	11,221		238,559

Total			361,209

Communications Equipment (1.3%)
Cisco Systems	52,295	(b)	1,231,024
Motorola	9,426		80,969
QUALCOMM	23,122		1,040,028

Total			2,352,021

Computers & Peripherals (7.6%)
Apple	33,162	(b)	6,147,239
Dell	60,473	(b,e)	922,818
Hewlett-Packard	23,858		1,126,336
IBM	40,305		4,820,881
Lexmark Intl Cl A	12,753	(b,e)	274,700
NetApp	12,452	(b)	332,219
Western Digital	11,409	(b)	416,771

Total			14,040,964

Construction & Engineering (0.2%)
Fluor	6,440	(e)	327,474

Consumer Finance (0.8%)
American Express	15,629		529,823
Capital One Financial	21,028	(e)	751,331
SLM	17,513	(b)	152,713

Total			1,433,867

Distributors (0.1%)
Genuine Parts	2,666		101,468

Diversified Consumer Services (0.1%)
Apollo Group Cl A	3,006	(b)	221,452

Diversified Financial Services (7.0%)
Bank of America	372,536		6,303,308
CIT Group	31,105	(e)	37,637
Citigroup	374,252		1,811,380

Issuer	Shares		Value(a)
IntercontinentalExchange	2,790	(b)	271,160
JPMorgan Chase & Co	94,793		4,153,829
KKR Financial Holdings LLC	39,764	(b)	183,710

Total			12,761,024

Diversified Telecommunication Services (3.3%)
AT&T	108,075		2,919,106
CenturyTel	8,252		277,267
Qwest Communications Intl	57,297	(e)	218,302
Verizon Communications	83,456		2,526,213

Total			5,940,888

Electric Utilities (1.0%)
Edison Intl	7,795		261,756
FirstEnergy	7,610		347,929
Northeast Utilities	251		5,959
Progress Energy	7,927		309,629
Southern	30,770		974,486

Total			1,899,759

Electrical Equipment (0.3%)
Emerson Electric	12,045		482,764

Electronic Equipment, Instruments & Components (0.8%)
Corning	74,748		1,144,392
Jabil Circuit	1,122		15,046
Tyco Electronics	15,540	(c)	346,231

Total			1,505,669

Energy Equipment & Services (1.6%)
Baker Hughes	11,313	(e)	482,613
BJ Services	14,870		288,924
Diamond Offshore Drilling	2,447	(e)	233,737
ENSCO Intl	9,274		394,516
Halliburton	8,760		237,571
Nabors Inds	13,616	(b,c)	284,574
Natl Oilwell Varco	14,583	(b)	628,965
Noble	3,456	(c)	131,190
Rowan Companies	5,030	(e)	116,042
Smith Intl	3,208	(e)	92,070
Weatherford Intl	3,668	(b,c)	76,038

Total			2,966,240

Food & Staples Retailing (2.5%)
SUPERVALU	5,895	(e)	88,779
Walgreen	17,068		639,538
Wal-Mart Stores	72,001		3,534,528
Whole Foods Market	7,197	(b)	219,437

Total			4,482,282

Food Products (0.8%)
Archer-Daniels-Midland	29,814		871,165
ConAgra Foods	11,497		249,255
Dean Foods	5,017	(b)	89,252
Sara Lee	18,913		210,691

Total			1,420,363

Issuer	Shares		Value(a)
Gas Utilities (0.2%)
Nicor	2,333		85,364
Questar	5,139		193,021

Total			278,385

Health Care Equipment & Supplies (0.4%)
Becton Dickinson & Co	6,621		461,815
St. Jude Medical	8,904	(b)	347,345

Total			809,160

Health Care Providers & Services (2.6%)
Cardinal Health	17,874		479,023
CIGNA	32,216		904,947
Coventry Health Care	10,637	(b)	212,315
McKesson	8,045		479,080
Quest Diagnostics	3,752		195,817
UnitedHealth Group	65,640		1,643,625
WellPoint	15,835	(b)	749,946

Total			4,664,753

Hotels, Restaurants & Leisure (1.9%)
Intl Game Technology	6,079		130,577
McDonald’s	38,683		2,207,639
Starbucks	46,653	(b)	963,384
Wyndham Worldwide	11,866		193,653

Total			3,495,253

Household Durables (0.6%)
Black & Decker	2,771		128,270
DR Horton	19,778	(e)	225,667
Harman Intl Inds	5,427		183,867
KB Home	3,813		63,334
Lennar Cl A	9,449	(e)	134,648
Newell Rubbermaid	2,855	(e)	44,795
Pulte Homes	16,156		177,554
Whirlpool	2,490	(e)	174,200

Total			1,132,335

Household Products (0.4%)
Clorox	2,564		150,814
Colgate-Palmolive	6,778		517,026

Total			667,840

Independent Power Producers & Energy Traders (0.1%)
Constellation Energy Group	6,960		225,295

Industrial Conglomerates (2.6%)
General Electric	250,568	(e)	4,114,326
Textron	6,553	(e)	124,376
Tyco Intl	12,277	(c)	423,311

Total			4,662,013

Insurance (5.5%)
AFLAC	11,335	(e)	484,458
Allstate	88,847		2,720,494
Aon	8,022	(e)	326,415
Assurant	8,134		260,776
Chubb	9,436		475,669
Cincinnati Financial	7,863		204,359

Issuer	Shares		Value(a)
Hartford Financial Services Group	13,911		368,642
Lincoln Natl	12,748		330,301
MetLife	28,738		1,094,056
Principal Financial Group	15,445	(e)	423,039
Progressive	26,298	(b,e)	436,021
Prudential Financial	13,158		656,716
Travelers Companies	44,901		2,210,476

Total			9,991,422

Internet & Catalog Retail (0.6%)
Amazon.com	12,342	(b)	1,152,249

IT Services (1.2%)
Affiliated Computer Services Cl A	3,924	(b)	212,563
Automatic Data Processing	18,512	(e)	727,522
Cognizant Technology Solutions Cl A	7,276	(b)	281,290
Computer Sciences	5,375	(b)	283,316
Convergys	961	(b)	9,552
Fiserv	4,000	(b)	192,800
MasterCard Cl A	2,258		456,455
Total System Services	1,524		24,552

Total			2,188,050

Leisure Equipment & Products (0.1%)
Eastman Kodak	18,095	(e)	86,494
Mattel	7,957		146,886

Total			233,380

Life Sciences Tools & Services (0.1%)
Life Technologies	4,463	(b)	207,753

Machinery (1.2%)
Caterpillar	8,668	(e)	444,928
Cummins	7,037		315,328
Eaton	3,202		181,201
Illinois Tool Works	11,431		488,218
Ingersoll-Rand	22,347	(c)	685,383
Manitowoc	533		5,048

Total			2,120,106

Media (1.7%)
CBS Cl B	46,129		555,854
DIRECTV Group	15,580	(b,e)	429,696
Gannett	5,820	(e)	72,808
Meredith	222		6,647
New York Times Cl A	18,784	(e)	152,526
News Corp Cl A	96,906		1,161,904
Viacom Cl B	26,962	(b)	756,015
WorldSpace Cl A	16,896	(b)	118

Total			3,135,568

Metals & Mining (2.0%)
AK Steel Holding	1,032	(e)	20,361
Alcoa	32,605	(e)	427,778
Allegheny Technologies	10,150	(e)	355,149
Freeport-McMoRan Copper & Gold	18,244		1,251,720
Newmont Mining	18,956		834,443
Nucor	8,986		422,432

Issuer	Shares		Value(a)
Timminco	35,775	(b,c,e)	44,786
United States Steel	7,934	(e)	352,032

Total			3,708,701

Multiline Retail (1.0%)
Big Lots	4,973	(b)	124,424
Family Dollar Stores	11,179		295,126
JC Penney	7,769		262,204
Kohl’s	15,890	(b,e)	906,525
Macy’s	5,752		105,204
Nordstrom	6,591		201,289

Total			1,894,772

Multi-Utilities (0.8%)
Consolidated Edison	8,042		329,239
PG&E	19,608	(e)	793,929
Xcel Energy	13,568	(e)	261,048

Total			1,384,216

Office Electronics (0.1%)
Xerox	24,082		186,395

Oil, Gas & Consumable Fuels (11.2%)
Apache	2,826		259,512
Chevron	147,588	(d)	10,394,623
ConocoPhillips	60,559		2,734,844
Hess	9,364		500,599
Marathon Oil	55,597		1,773,544
Murphy Oil	8,920		513,524
Noble Energy	4,332		285,739
Occidental Petroleum	29,766		2,333,654
Peabody Energy	5,344	(e)	198,904
Pioneer Natural Resources	1,517		55,052
Range Resources	4,024		198,625
Sunoco	11,362	(e)	323,249
Tesoro	4,484	(e)	67,170
Valero Energy	49,388		957,633

Total			20,596,672

Pharmaceuticals (12.7%)
Abbott Laboratories	13,821		683,725
Allergan	10,672		605,743
Bristol-Myers Squibb	26,988		607,770
Eli Lilly & Co	13,536		447,094
Forest Laboratories	19,704	(b)	580,086
Johnson & Johnson	102,717	(e)	6,254,437
King Pharmaceuticals	4,443	(b)	47,851
Merck & Co	83,394	(e)	2,637,752
Mylan	8,691	(b,e)	139,143
Pfizer	522,744	(e)	8,651,412
Schering-Plough	61,003		1,723,335
Watson Pharmaceuticals	3,290	(b)	120,546
Wyeth	18,789		912,770

Total			23,411,664

Road & Rail (—%)
Ryder System	493		19,257

Issuer	Shares		Value(a)
Semiconductors & Semiconductor Equipment (2.1%)
Broadcom Cl A	10,921	(b)	335,165
Intel	90,357		1,768,287
MEMC Electronic Materials	10,781	(b)	179,288
Micron Technology	31,350	(b)	257,070
Natl Semiconductor	8,094	(e)	115,501
NVIDIA	27,337	(b,e)	410,875
Texas Instruments	31,302		741,545

Total			3,807,731

Software (3.1%)
Intuit	17,154	(b,e)	488,889
Microsoft	149,034		3,858,491
Oracle	46,425		967,497
Red Hat	9,382	(b)	259,318

Total			5,574,195

Specialty Retail (3.9%)
Abercrombie & Fitch Cl A	8,533	(e)	280,565
AutoNation	1,855	(b,e)	33,538
AutoZone	669	(b,e)	97,821
Bed Bath & Beyond	7,322	(b,e)	274,868
Best Buy	8,799	(e)	330,138
Gap	21,906		468,788
Home Depot	118,522		3,157,427
Limited Brands	8,260		140,337
Lowe’s Companies	56,138		1,175,530
Office Depot	585	(b)	3,873
O’Reilly Automotive	5,111	(b,e)	184,712
RadioShack	9,124		151,185
Sherwin-Williams	7,408		445,665
Staples	7,067	(e)	164,096
Tiffany & Co	3,591	(e)	138,361

Total			7,046,904

Textiles, Apparel & Luxury Goods (0.8%)
Coach	9,904		326,040
Jones Apparel Group	10,102		181,129
Liz Claiborne	17,845	(e)	87,976
Nike Cl B	10,597		685,625
VF	2,167	(e)	156,956

Total			1,437,726

Thrifts & Mortgage Finance (0.1%)
Freddie Mac	7,944	(b,e)	14,299
People’s United Financial	7,723	(e)	120,170

Total			134,469

Tobacco (0.3%)
Lorillard	7,544		560,519

Trading Companies & Distributors (—%)
Fastenal	429	(e)	16,602

Wireless Telecommunication Services (0.2%)
Sprint Nextel	110,608	(b,e)	436,902

Total Common Stocks (Cost: $167,756,272)			$180,890,646

Exchange Traded Funds (0.3%)

	Shares	Value(a)
Vanguard Emerging Markets ETF	13,811	$532,552

Total Exchange Traded Funds (Cost: $528,082)		$532,552

Money Market Fund (0.3%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.28%	474,966	(f)	$474,966

Total Money Market Fund (Cost: $474,966)			$474,966

Investments of Cash Collateral Received for Securities on Loan (18.9%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	34,587,636	$34,587,636

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $34,587,636)		$34,587,636

Total Investments in Securities (Cost: $203,346,956)		$216,485,800

Investments in Derivatives
Futures Contracts Outstanding at Sept. 30, 2009

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

S&P 500 Index	5	$1,316,125	Dec. 2009	$(8,292)

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Sept. 30, 2009, the value of foreign securities represented 1.1% of net assets.

(d)	At Sept. 30, 2009, investments in securities included securities valued at $387,365 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(e)	At Sept. 30, 2009, security was partially or fully on loan.

(f)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2009.
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated June 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2009:

	Fair value at Sept. 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$180,890,646	$—	$—	$180,890,646

Total Equity Securities	180,890,646	—	—	180,890,646

Other
Exchange Traded Funds	532,552	—	—	532,552
Affiliated Money Market Fund (b)	474,966	—	—	474,966
Investments of Cash Collateral Received for Securities on Loan	34,587,636	—	—	34,587,636

Total Other	35,595,154	—	—	35,595,154

Investments in Securities	216,485,800	—	—	216,485,800
Other Financial Instruments (c)	(8,292)	—	—	(8,292)

Total	$216,477,508	$—	$—	$216,477,508

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2009.

(c)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Portfolio of Investments
RiverSource VP — Diversified Bond Fund
Sept. 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (108.2%)

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Foreign Agencies (0.2%)(c)
Pemex Project Funding Master Trust
03-01-18	5.75%	$2,425,000	(e)	$2,397,719
06-15-35	6.63	3,368,000	(e)	3,253,276
Petroleos de Venezuela
04-12-17	5.25	6,094,000		3,732,575

Total				9,383,570

Sovereign (0.6%)(c)
Republic of Argentina
Sr Unsecured
09-12-13	7.00	2,881,000		2,215,489
12-15-35	0.00	4,660,000	(l)	309,890
Republic of El Salvador
06-15-35	7.65	1,800,000	(d)	1,800,000
Republic of Indonesia
Sr Unsecured
01-17-18	6.88	2,109,000	(d)	2,256,630
10-12-35	8.50	1,338,000	(d)	1,612,290
01-17-38	7.75	1,150,000	(d)	1,270,750
Republic of Philippines
01-15-16	8.00	575,000		664,125
01-14-31	7.75	2,732,000	(e)	3,104,235
Republic of Turkey
09-26-16	7.00	590,000		635,017
04-03-18	6.75	1,857,000		1,945,208
03-17-36	6.88	4,585,000		4,584,999
Republic of Turkey
Sr Unsecured
11-07-19	7.50	900,000		985,500
Republic of Uruguay
05-17-17	9.25	876,000	(e)	1,055,580
Republic of Venezuela
02-26-16	5.75	2,181,000		1,603,035
Republic of Venezuela
Sr Unsecured
10-08-14	8.50	944,000	(e)	840,160
05-07-23	9.00	2,200,000		1,643,400
Republica Orient Uruguay
Sr Unsecured
03-21-36	7.63	2,184,000		2,304,120
Russian Federation
03-31-30	7.50	2,247,540	(d,e)	2,449,819

Total				31,280,247

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Treasury (0.6%)(c)
Govt of Indonesia
(Indonesian Rupiah) Series FR43
07-15-22	10.25	16,545,000,000		1,687,869
Mexican Fixed Rate Bonds
(Mexican Peso) Series M-10
12-17-15	8.00	396,200,000		29,889,146

Total				31,577,015

U.S. Government Obligations & Agencies (25.9%)
Federal Farm Credit Bank
09-09-11	1.24	81,000,000	(e)	81,010,935
10-17-12	4.50	17,155,000	(e)	18,534,571
Federal Home Loan Banks
09-08-11	1.50	20,000,000		20,042,240
09-16-11	1.23	100,000,000	(e)	100,111,900
09-28-11	1.25	100,000,000		100,153,499
09-29-11	1.30	95,000,000		95,162,545
08-10-12	2.10	69,705,000	(e)	69,949,874
Federal Home Loan Mtge Corp
02-24-12	2.05	86,000,000		86,431,634
08-17-12	2.25	70,065,000		70,358,502
07-17-15	4.38	36,515,000	(e)	39,343,561
04-18-16	5.25	39,540,000	(e)	44,103,628
Federal Natl Mtge Assn
08-17-12	2.24	35,590,000		35,745,434
05-15-14	2.50	20,370,000	(e)	20,325,838
04-15-15	5.00	22,500,000	(e)	24,968,700
10-15-15	4.38	27,350,000	(e)	29,402,946
07-15-37	5.63	9,840,000		11,098,180
U.S. Treasury
11-30-10	1.25	2,735,000		2,759,145
09-30-11	1.00	12,840,000	(e)	12,850,028
07-31-14	2.63	7,530,000	(e)	7,655,894
08-31-14	2.38	53,040,000	(e)	53,238,900
09-30-14	2.38	87,945,000		88,178,599
02-15-15	4.00	55,980,000	(e)	60,318,450
05-15-19	3.13	33,974,000	(e)	33,429,872
08-15-19	3.63	152,155,000	(e)	156,172,804
02-15-39	3.50	78,681,000	(e)	71,280,108
05-15-39	4.25	11,166,000	(e)	11,551,575

Total				1,344,179,362

Asset-Backed (6.6%)
American Express Credit Account Master Trust
Series 2005-4 Cl A
01-15-15	0.31	8,825,000	(m)	8,643,846
American Express Credit Account Master Trust
Series 2006-2 Cl A
01-15-14	5.35	14,225,000		15,131,673
American Express Credit Account Master Trust
Series 2006-3 Cl A
03-17-14	0.26	8,000,000	(m)	7,897,686
AmeriCredit Automobile Receivables Trust
Series 2007-DF Cl A3A (FSA)
07-06-12	5.49	4,876,577	(n)	4,936,978
Avis Budget Rental Car Funding AESOP LLC
Series 2009-2A Cl A
02-20-13	5.68	2,800,000	(d,g)	2,799,820

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Bank of America Credit Card Trust
Series 2008-A1 Cl A1
04-15-13	0.82	14,401,000	(m)	14,383,509
Bank of America Credit Card Trust
Series 2008-A5 Cl A5
12-16-13	1.44	12,625,000	(m)	12,704,627
Bear Stearns Asset Backed Securities Trust
Series 2006-HE9 Cl 1A1
11-25-36	0.30	9,172,342	(m)	8,190,099
Capital Auto Receivables Asset Trust
Series 2006-SN1A Cl D
04-20-11	6.15	1,631,481	(d)	1,631,481
Capital Auto Receivables Asset Trust
Series 2007-SN2 Cl A4
05-16-11	1.27	6,775,000	(d,e.m)	6,795,824
Capital One Multi-Asset Execution Trust
Series 2006-A10 Cl A10
06-16-14	5.15	5,000,000		5,285,593
Carmax Auto Owner Trust
Series 2009-1 Cl A4
12-16-13	5.81	7,450,000		8,047,661
Citibank Omni Master Trust
Series 2007-A9A Cl A9
12-23-13	1.35	20,925,000	(d,m)	20,909,649
Citigroup Mtge Loan Trust
Collateralized Mtge Obligation
Series 2009-6 Cl 13A1
01-25-37	0.33	17,461,086	(d,m)	15,418,968
Countrywide Asset-Backed Ctfs
Series 2005-1 Cl MV1
07-25-35	0.65	11,822,060	(m)	11,478,847
Countrywide Asset-Backed Ctfs
Series 2005-10 Cl AF6
02-25-36	4.92	1,109,763		616,125
Countrywide Asset-Backed Ctfs
Series 2006-4 Cl 1A1M
07-25-36	0.51	996,648	(m)	549,528
CPS Auto Trust
Series 2007-A Cl A3 (MBIA)
09-15-11	5.04	3,252,802	(d,n)	3,284,128
CPS Auto Trust
Series 2007-C Cl A3 (FSA)
05-15-12	5.43	6,481,213	(d,n)	6,589,113
Deutsche Mtge Securities
Collateralized Mtge Obligation
Series 2009-RS2 Cl 4A1
04-26-37	0.42	24,809,227	(d,m)	22,390,327
Dunkin Securitization
Series 2006-1 Cl A2 (AMBAC)
06-20-31	5.78	7,000,000	(d,e,n)	6,602,470
Hertz Vehicle Financing LLC
Series 2005-2A Cl A6 (AMBAC)
11-25-11	5.08	11,655,000	(d,n)	11,928,592
JPMorgan Reremic
Collateralized Mtge Obligation
Series 2009-5 Cl 4AI
04-26-37	0.38	9,533,961	(d,m)	8,760,967

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
MBNA Credit Card Master Note Trust
Series 2003-A4 Cl A4
09-07-12	0.46	33,352,000	(m)	33,290,361
Merrill Lynch First Franklin Mtge Loan Trust
Series 2007-2 Cl A2A
05-25-37	0.36	19,994,454	(m)	19,140,659
Merrill Lynch First Franklin Mtge Loan Trust
Series 2007-3 Cl A2A
06-25-37	0.30	15,154,242	(m)	14,227,716
Natl Collegiate Student Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2006-2 Cl AIO
08-25-11	17.54	7,000,000	(k)	630,000
Natl Collegiate Student Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2006-3 Cl AIO
01-25-12	5.88	12,400,000	(k)	1,755,381
Natl Collegiate Student Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2006-4 Cl AIO
02-27-12	28.43	11,633,000	(k)	1,252,990
RAAC Series
Series 2007-SP1 Cl A1
03-25-37	0.40	12,283,349	(m)	10,840,771
RBSSP Resecuritization Trust
Collateralized Mtge Obligation
Series 2009-9 Cl 10A1
10-26-36	0.35	9,562,303	(d,m)	9,252,519
Renaissance Home Equity Loan Trust
Series 2005-4 Cl A3
02-25-36	5.57	1,786,936		1,595,390
Renaissance Home Equity Loan Trust
Series 2006-1 Cl AF3
05-25-36	5.61	373,901		345,974
Renaissance Home Equity Loan Trust
Series 2006-2 Cl AF3
08-25-36	5.80	150,000		112,306
Renaissance Home Equity Loan Trust
Series 2007-2 Cl AF3
06-25-37	5.74	175,000		79,026
Renaissance Home Equity Loan Trust
Series 2007-2 Cl M4
06-25-37	6.31	1,645,000	(p)	84,144
Renaissance Home Equity Loan Trust
Series 2007-2 Cl M5
06-25-37	6.66	1,065,000	(p)	45,587
Renaissance Home Equity Loan Trust
Series 2007-2 Cl M6
06-25-37	7.01	1,565,000	(p)	54,152
Santander Drive Auto Receivables Trust
Series 2007-1 Cl A4 (FGIC)
09-15-14	0.29	13,820,141	(m,n)	13,155,868
Santander Drive Auto Receivables Trust
Series 2007-3 Cl A3 (FGIC)
08-15-12	5.42	6,281,103	(n)	6,298,503

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Saxon Asset Securities Trust
Series 2007-2 Cl A2A
05-25-47	0.35	3,507,729	(m)	3,184,293
Structured Asset Securities
Series 2006-GEL2 Cl A1
04-25-36	0.36	10,184,957	(d,m)	9,799,382
Triad Auto Receivables Owner Trust
Series 2007-B Cl A3A (FSA)
10-12-12	5.24	3,120,000	(n)	3,176,498
Volkswagen Auto Lease Trust
Series 2009-A Cl A3
04-16-12	3.41	8,325,000		8,548,600

Total				341,847,631

Commercial Mortgage-Backed (5.4%)(f)
Bear Stearns Commercial Mtge Securities
Series 2003-T10 Cl A1
03-13-40	4.00	140,532		137,480
Bear Stearns Commercial Mtge Securities
Series 2004-PWR5 Cl A3
07-11-42	4.57	5,530,000		5,529,193
Bear Stearns Commercial Mtge Securities
Series 2007-T26 Cl A2
01-12-45	5.33	10,000,000		10,189,000
Bear Stearns Commercial Mtge Securities
Series 2007-T28 Cl A1
09-11-42	5.42	271,967		282,385
CDC Commercial Mtge Trust
Series 2002-FX1 Cl A1
05-15-19	5.25	29,106		29,395
CDC Commercial Mtge Trust
Series 2002-FX1 Cl A2
11-15-30	5.68	17,975,000		18,535,515
Citigroup Commercial Mtge Trust
Series 2006-C5 Cl A4
10-15-49	5.43	3,991,000		3,606,741
Citigroup/Deutsche Bank Commercial Mtge Trust
Series 2005-CD1 Cl ASB
07-15-44	5.23	1,975,000		2,073,358
Commercial Mtge Pass-Through Ctfs
Series 2006-CN2A Cl BFL
02-05-19	0.56	1,625,000	(d,m)	1,132,209
CS First Boston Mtge Securities
Series 2001-CP4 Cl A4
12-15-35	6.18	11,907,249		12,360,815
CS First Boston Mtge Securities
Series 2004-C1 Cl A4
01-15-37	4.75	6,225,000		6,204,223
CS First Boston Mtge Securities
Series 2004-C2 Cl A1
05-15-36	3.82	1,317,953		1,310,213
CS First Boston Mtge Securities
Series 2005-C5 Cl A4
08-15-38	5.10	18,610,000		18,080,745
Federal Natl Mtge Assn #387486
07-01-15	4.70	9,073,885		9,439,143

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Federal Natl Mtge Assn #735029
09-01-13	5.32	104,627		106,951
Federal Natl Mtge Assn #735390
03-01-16	4.87	2,179,685		2,288,916
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Series 2002-M2 Cl C
08-25-12	4.72	72,255		76,791
GE Capital Commercial Mtge
Series 2001-3 Cl A2
06-10-38	6.07	9,784,000		10,317,179
GE Capital Commercial Mtge
Series 2005-C1 Cl A5
06-10-48	4.77	2,700,000		2,575,196
GE Capital Commercial Mtge
Series 2005-C3 Cl A5
07-10-45	4.98	10,000,000		9,959,498
General Electric Capital Assurance
Series 2003-1 Cl A4
05-12-35	5.25	3,935,655	(d)	3,978,212
Greenwich Capital Commercial Funding
Series 2003-C1 Cl A3
07-05-35	3.86	8,080,000		8,167,102
Greenwich Capital Commercial Funding
Series 2004-GG1 Cl A5
06-10-36	4.88	1,725,000		1,727,874
GS Mtge Securities II
Series 2004-GG2 Cl A3
08-10-38	4.60	5,732,097		5,725,607
GS Mtge Securities II
Series 2007-EOP Cl J
03-06-20	1.10	8,650,000	(d,m)	6,509,977
GS Mtge Securities II
Series 2007-GG10 Cl F
08-10-45	5.81	5,700,000	(e)	672,600
JPMorgan Chase Commercial Mtge Securities
Series 2003-CB6 Cl A1
07-12-37	4.39	1,979,783		1,994,631
JPMorgan Chase Commercial Mtge Securities
Series 2003-LN1 Cl A1
10-15-37	4.13	1,641,738		1,671,373
JPMorgan Chase Commercial Mtge Securities
Series 2003-ML1A Cl A1
03-12-39	3.97	741,708		752,483
JPMorgan Chase Commercial Mtge Securities
Series 2003-ML1A Cl A2
03-12-39	4.77	10,950,000		10,724,527
JPMorgan Chase Commercial Mtge Securities
Series 2004-C2 Cl A2
05-15-41	5.10	1,450,000		1,455,327
JPMorgan Chase Commercial Mtge Securities
Series 2004-CBX Cl A3
01-12-37	4.18	2,785,659		2,784,808
JPMorgan Chase Commercial Mtge Securities
Series 2004-LN2 Cl A1
07-15-41	4.48	7,889,132		7,976,163

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
JPMorgan Chase Commercial Mtge Securities
Series 2005-LDP5 Cl A4
12-15-44	5.18	5,075,000	(e)	4,975,717
JPMorgan Chase Commercial Mtge Securities
Series 2006-LDP6 Cl ASB
04-15-43	5.49	10,020,000		10,070,231
JPMorgan Chase Commercial Mtge Securities
Series 2007-CB20 Cl A4
02-12-51	5.79	17,550,000	(e)	15,294,234
JPMorgan Chase Commercial Mtge Securities
Series 2007-CB20 Cl E
02-12-51	6.20	5,925,000	(d)	487,457
LB-UBS Commercial Mtge Trust
Series 2004-C2 Cl A3
03-15-29	3.97	2,500,000		2,422,460
LB-UBS Commercial Mtge Trust
Series 2004-C6 Cl A6
08-15-29	5.02	4,000,000		3,662,965
LB-UBS Commercial Mtge Trust
Series 2006-C4 Cl AAB
06-15-32	5.86	7,200,000		7,169,129
LB-UBS Commercial Mtge Trust
Series 2007-C6 Cl A4
07-15-40	5.86	5,640,000		4,782,108
Merrill Lynch Mtge Trust
Series 2008-C1 Cl A1
02-12-51	4.71	2,916,782		2,937,491
Morgan Stanley Capital I
Series 2003-T11 Cl A2
06-13-41	4.34	617,546		622,122
Morgan Stanley Capital I
Series 2004-HQ4 Cl A5
04-14-40	4.59	2,775,000		2,668,118
Morgan Stanley Capital I
Series 2006-T23 Cl AAB
08-12-41	5.80	5,575,000		5,700,144
TIAA Seasoned Commercial Mtge Trust
Series 2007-C4 Cl A2
08-15-39	5.79	2,100,000	(m)	2,139,968
TIAA Seasoned Commercial Mtge Trust
Series 2007-C4 Cl A3
08-15-39	6.07	3,605,000		3,650,273
Wachovia Bank Commercial Mtge Trust
Series 2003-C7 Cl A2
10-15-35	5.08	16,750,000	(d)	16,799,997
Wachovia Bank Commercial Mtge Trust
Series 2005-C16 Cl A2
10-15-41	4.38	4,150,589		4,155,755
Wachovia Bank Commercial Mtge Trust
Series 2005-C20 Cl A5
07-15-42	5.09	3,150,000		3,202,790
Wachovia Bank Commercial Mtge Trust
Series 2006-C24 Cl A3
03-15-45	5.56	12,325,000		11,903,692
Wachovia Bank Commercial Mtge Trust
Series 2006-C24 Cl APB
03-15-45	5.58	4,000,000		4,026,898

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Wachovia Bank Commercial Mtge Trust
Series 2006-C27 Cl APB
07-15-45	5.73	6,375,000		6,438,583

Total				281,485,762

Residential Mortgage-Backed (39.7%)(f)
Banc of America Alternative Loan Trust
Collateralized Mtge Obligation
Series 2004-3 Cl 1A1
04-25-34	6.00	3,979,286		3,601,254
Banc of America Funding
Collateralized Mtge Obligation
Series 2007-8 Cl 1A1
10-25-37	6.00	16,715,861		9,142,792
Banc of America Mtge Securities
Collateralized Mtge Obligation
Series 2004-E Cl 2A6
06-25-34	4.17	350,000	(m)	272,901
Bear Stearns Adjustable Rate Mtge Trust
Collateralized Mtge Obligation
Series 2005-8 Cl A4
08-25-35	5.10	6,150,000	(d,m)	5,011,796
ChaseFlex Trust
Collateralized Mtge Obligation
Series 2005-2 Cl 2A2
06-25-35	6.50	246,985		202,219
Citigroup Mtge Loan Trust
Collateralized Mtge Obligation
Series 2009-3 Cl 3A2
01-19-34	4.69	20,372,000	(d,m)	19,208,857
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2007-8CB Cl A13
05-25-37	43.60	5,473,568	(k)	487,688
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2003-11T1 Cl A1
07-25-18	4.75	1,250,344		1,248,391
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2005-14 Cl 2A2
05-25-35	0.50	4,346,057	(m)	2,354,108
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2006-22R Cl 1A2
05-25-36	6.00	4,543,209		3,416,391
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2006-45T1 Cl 2A5
02-25-37	6.00	8,916,359		5,840,215
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2006-HY12 Cl A2
08-25-36	6.13	51,275		46,266
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2006-OA11 Cl A3B1
09-25-46	0.43	141,606	(m)	106,467

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2007-OH1 Cl A1A
04-25-47	0.34	3,333,807	(m)	2,822,664
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2007-OH3 Cl A3
09-25-47	0.75	18,453,421	(m)	2,107,615
Countrywide Home Loans
Collateralized Mtge Obligation
Series 2005-R2 Cl 2A1
06-25-35	7.00	2,955,907	(d)	2,608,242
Countrywide Home Loans
Collateralized Mtge Obligation
Series 2006-HYB1 Cl 1A1
03-20-36	5.31	3,633,958	(m)	1,874,740
Countrywide Home Loans
Collateralized Mtge Obligation
Series 2006-HYB5 Cl 2A2
09-20-36	5.80	6,582,701	(m)	1,085,764
CS First Boston Mtge Securities
Collateralized Mtge Obligation
Series 2004-8 Cl 7A1
12-25-34	6.00	11,240,108		9,997,549
Deutsche Bank Alternate Mtge Loan Trust
Collateralized Mtge Obligation
Series 2006-AR6 Cl A3
02-25-37	0.34	1,815,084	(m)	1,672,694
Downey Savings & Loan Assn Mtge Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2005-AR5 Cl X1
08-19-45	0.00	1	(b,k,r)	—
Federal Home Loan Mtge Corp
10-01-39	4.50	24,500,000	(g)	24,783,269
10-01-39	5.00	84,500,000	(g)	87,299,063
10-01-39	5.50	1,500,000	(g)	1,569,843
10-01-39	6.00	28,300,000	(g)	29,865,330
Federal Home Loan Mtge Corp #1G3723
08-01-37	6.03	3,478,428	(m)	3,679,518
Federal Home Loan Mtge Corp #A27373
10-01-34	6.50	387,654		415,411
Federal Home Loan Mtge Corp #A76134
04-01-38	7.00	10,816,986		11,720,514
Federal Home Loan Mtge Corp #B11452
12-01-18	6.00	886,698		948,975
Federal Home Loan Mtge Corp #B11835
01-01-19	5.50	72,510		77,761
Federal Home Loan Mtge Corp #B12280
02-01-19	5.50	95,998		102,950
Federal Home Loan Mtge Corp #C00356
08-01-24	8.00	65,691		74,442
Federal Home Loan Mtge Corp #C14412
09-01-28	6.00	1,031,656		1,101,680
Federal Home Loan Mtge Corp #C46101
08-01-29	6.50	193,286		208,454

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Federal Home Loan Mtge Corp #C53878
12-01-30	5.50	728,783		767,623
Federal Home Loan Mtge Corp #C59161
10-01-31	6.00	1,872,115		1,995,674
Federal Home Loan Mtge Corp #C79930
06-01-33	5.50	1,691,115		1,779,723
Federal Home Loan Mtge Corp #C80198
08-01-24	8.00	36,473		41,332
Federal Home Loan Mtge Corp #C80253
01-01-25	9.00	36,222		41,570
Federal Home Loan Mtge Corp #C90767
12-01-23	6.00	2,708,061		2,901,063
Federal Home Loan Mtge Corp #D95319
03-01-22	6.00	269,393		288,829
Federal Home Loan Mtge Corp #D96300
10-01-23	5.50	256,551		272,292
Federal Home Loan Mtge Corp #E01127
02-01-17	6.50	1,417,725		1,524,081
Federal Home Loan Mtge Corp #E01419
05-01-18	5.50	863,884		925,395
Federal Home Loan Mtge Corp #E98725
08-01-18	5.00	2,830,301		3,009,579
Federal Home Loan Mtge Corp #E99684
10-01-18	5.00	2,474,996		2,643,154
Federal Home Loan Mtge Corp #G01108
04-01-30	7.00	1,308,738		1,439,242
Federal Home Loan Mtge Corp #G01410
04-01-32	7.00	55,192		60,507
Federal Home Loan Mtge Corp #G01427
12-01-31	6.50	471,659		507,790
Federal Home Loan Mtge Corp #G01535
04-01-33	6.00	385,345		415,140
Federal Home Loan Mtge Corp #G03419
07-01-37	6.00	35,497,829		37,552,265
Federal Home Loan Mtge Corp #G30225
02-01-23	6.00	3,344,802		3,586,119
Federal Home Loan Mtge Corp #H01724
09-01-37	6.00	10,444,444		11,023,376
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 2795 Cl IY
07-15-17	41.78	83,528	(k)	2,793
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 2817 Cl SA
06-15-32	6.18	331,711	(k)	25,383
06-15-32	26.19	5,006,513	(k)	383,115
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 3155 Cl PS
05-15-36	27.59	24,340,536	(k)	3,200,486
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 3550 Cl GS
07-15-39	27.78	86,585,688	(k)	9,668,946

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Series 2576 Cl KJ
02-15-33	5.50	2,043,158		2,092,018
Federal Natl Mtge Assn
10-01-24	4.50	36,875,000	(g)	38,177,130
10-01-24	5.00	127,795,000	(g)	133,985,133
10-01-24	5.50	13,875,000	(g)	14,672,813
10-01-24	6.00	15,000,000	(g)	15,975,000
10-01-39	4.50	39,800,000	(g)	40,309,918
10-01-39	5.00	104,000,000	(g)	107,412,447
10-01-39	5.50	347,200,000	(g)	363,149,673
10-01-39	6.00	90,000,000	(g)	94,950,000
10-01-39	6.50	3,500,000	(g)	3,740,625
10-01-39	7.00	1,000,000	(g)	1,090,000
Federal Natl Mtge Assn #125032
11-01-21	8.00	13,595		15,058
Federal Natl Mtge Assn #125474
02-01-27	7.50	450,981		504,837
Federal Natl Mtge Assn #190353
08-01-34	5.00	8,863,645		9,193,631
Federal Natl Mtge Assn #190899
04-01-23	8.50	129,155		140,802
Federal Natl Mtge Assn #190988
06-01-24	9.00	146,183		159,074
Federal Natl Mtge Assn #252440
05-01-29	7.00	90,594		100,191
Federal Natl Mtge Assn #253883
08-01-16	6.00	334,475		359,326
Federal Natl Mtge Assn #254224
02-01-17	7.00	586,990		635,585
Federal Natl Mtge Assn #254560
11-01-32	5.00	2,023,822		2,104,353
Federal Natl Mtge Assn #254675
01-01-23	6.50	95,928		104,112
Federal Natl Mtge Assn #254916
09-01-23	5.50	2,782,779		2,954,334
Federal Natl Mtge Assn #255364
09-01-34	6.00	313,987		333,630
Federal Natl Mtge Assn #256171
03-01-26	6.00	14,047,642		14,973,008
Federal Natl Mtge Assn #256636
03-01-37	5.50	132,626		138,995
Federal Natl Mtge Assn #257016
12-01-37	7.00	5,050,616		5,517,060
Federal Natl Mtge Assn #257161
04-01-38	5.50	90,303		94,597
Federal Natl Mtge Assn #257593
03-01-39	5.50	60,369		63,240
Federal Natl Mtge Assn #303727
02-01-11	6.00	12,235		12,683
Federal Natl Mtge Assn #323715
05-01-29	6.00	44,974		48,013
Federal Natl Mtge Assn #442411
11-01-28	6.50	823,064		890,744
Federal Natl Mtge Assn #445254
12-01-13	5.50	819,234		873,700
Federal Natl Mtge Assn #446964
10-01-28	6.00	2,769,131		2,956,220

	Coupon	Principal
Issuer	Rate	Amount	Value(a)
Federal Natl Mtge Assn #450370
01-01-29	6.50	1,105,838	1,196,770
Federal Natl Mtge Assn #484820
04-01-14	5.50	3,914	4,174
Federal Natl Mtge Assn #50553
04-01-22	8.00	58,924	66,437
Federal Natl Mtge Assn #510587
08-01-29	7.00	73,583	81,378
Federal Natl Mtge Assn #545339
11-01-31	6.50	63,207	68,789
Federal Natl Mtge Assn #545342
04-01-13	7.00	58,272	60,181
Federal Natl Mtge Assn #545869
07-01-32	6.50	929,657	1,007,949
Federal Natl Mtge Assn #545874
08-01-32	6.50	81,112	87,593
Federal Natl Mtge Assn #545885
08-01-32	6.50	2,008,812	2,185,848
Federal Natl Mtge Assn #545910
08-01-17	6.00	882,410	951,499
Federal Natl Mtge Assn #555340
04-01-33	5.50	102,994	109,383
Federal Natl Mtge Assn #555375
04-01-33	6.00	6,423,159	6,915,305
Federal Natl Mtge Assn #555376
04-01-18	4.50	119,884	126,640
Federal Natl Mtge Assn #555458
05-01-33	5.50	8,160,478	8,555,771
Federal Natl Mtge Assn #555528
04-01-33	6.00	15,322,991	16,319,943
Federal Natl Mtge Assn #555734
07-01-23	5.00	2,364,557	2,478,893
Federal Natl Mtge Assn #576603
03-01-15	6.00	1,551,910	1,664,303
Federal Natl Mtge Assn #606882
10-01-31	7.00	291,368	321,731
Federal Natl Mtge Assn #609621
11-01-31	7.00	1,712,028	1,890,436
Federal Natl Mtge Assn #615135
11-01-16	6.00	98,124	105,414
Federal Natl Mtge Assn #617746
08-01-32	6.50	126,929	136,970
Federal Natl Mtge Assn #626720
01-01-17	6.00	88,437	95,008
Federal Natl Mtge Assn #630599
05-01-32	7.00	2,593,995	2,858,721
Federal Natl Mtge Assn #634367
03-01-17	6.50	545,934	583,501
Federal Natl Mtge Assn #645569
06-01-32	7.00	221,104	243,668
Federal Natl Mtge Assn #646938
06-01-32	7.00	995,824	1,097,452
Federal Natl Mtge Assn #647549
08-01-17	6.00	878,853	943,874
Federal Natl Mtge Assn #650009
09-01-31	7.50	7,922	8,872
Federal Natl Mtge Assn #650159
10-01-32	6.50	1,778,553	1,938,489

	Coupon	Principal
Issuer	Rate	Amount	Value(a)
Federal Natl Mtge Assn #652600
02-01-18	5.50	3,226,212	3,456,836
Federal Natl Mtge Assn #667604
10-01-32	5.50	4,259,383	4,482,557
Federal Natl Mtge Assn #667721
03-01-33	6.00	1,474,487	1,582,539
Federal Natl Mtge Assn #667787
02-01-18	5.50	416,054	445,275
Federal Natl Mtge Assn #669925
09-01-17	6.50	1,298,671	1,400,306
Federal Natl Mtge Assn #670382
09-01-32	6.00	3,724,648	3,966,983
Federal Natl Mtge Assn #670387
08-01-32	7.00	505,373	557,869
Federal Natl Mtge Assn #672289
12-01-17	5.50	246,490	265,211
Federal Natl Mtge Assn #677089
01-01-33	5.50	96,279	101,323
Federal Natl Mtge Assn #677695
02-01-33	6.50	213,598	230,470
Federal Natl Mtge Assn #678028
09-01-17	6.00	320,854	344,592
Federal Natl Mtge Assn #683116
02-01-33	6.00	396,170	421,946
Federal Natl Mtge Assn #684585
02-01-33	5.50	368,799	390,666
Federal Natl Mtge Assn #684586
03-01-33	6.00	1,186,856	1,275,156
Federal Natl Mtge Assn #684601
03-01-33	6.00	921,903	993,092
Federal Natl Mtge Assn #687051
01-01-33	6.00	3,682,494	3,886,987
Federal Natl Mtge Assn #688691
03-01-33	5.50	322,500	339,297
Federal Natl Mtge Assn #689093
07-01-28	5.50	1,043,471	1,103,362
Federal Natl Mtge Assn #694316
03-01-18	5.50	1,085,966	1,163,040
Federal Natl Mtge Assn #694546
03-01-33	5.50	1,024,755	1,078,128
Federal Natl Mtge Assn #694628
04-01-33	5.50	1,638,666	1,727,065
Federal Natl Mtge Assn #694795
04-01-33	5.50	2,073,273	2,201,263
Federal Natl Mtge Assn #694988
03-01-33	5.50	3,900,486	4,131,167
Federal Natl Mtge Assn #695202
03-01-33	6.50	1,136,247	1,223,999
Federal Natl Mtge Assn #704610
06-01-33	5.50	121,066	127,371
Federal Natl Mtge Assn #709901
06-01-18	5.00	1,710,128	1,824,151
Federal Natl Mtge Assn #711501
05-01-33	5.50	1,004,791	1,067,821
Federal Natl Mtge Assn #723687
08-01-28	5.50	1,509,849	1,596,508
Federal Natl Mtge Assn #724867
06-01-18	5.00	67,556	72,062
Federal Natl Mtge Assn #725232
03-01-34	5.00	9,260,360	9,613,797

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Federal Natl Mtge Assn #725284
11-01-18	7.00	48,394		50,960
Federal Natl Mtge Assn #725424
04-01-34	5.50	32,513,820		34,207,248
Federal Natl Mtge Assn #725431
08-01-15	5.50	37,061		39,525
Federal Natl Mtge Assn #725684
05-01-18	6.00	2,875,735		3,097,931
Federal Natl Mtge Assn #725773
09-01-34	5.50	13,115,528		13,782,234
Federal Natl Mtge Assn #725813
12-01-33	6.50	5,010,541		5,397,501
Federal Natl Mtge Assn #726940
08-01-23	5.50	44,764		47,412
Federal Natl Mtge Assn #730153
08-01-33	5.50	357,267		375,875
Federal Natl Mtge Assn #730231
08-01-23	5.50	4,591,865		4,874,948
Federal Natl Mtge Assn #731075
07-01-18	5.50	91,398		98,390
Federal Natl Mtge Assn #731417
09-01-18	5.50	903,262		972,441
Federal Natl Mtge Assn #732094
08-01-18	5.50	44,499		47,644
Federal Natl Mtge Assn #735212
12-01-34	5.00	19,537,026		20,264,373
Federal Natl Mtge Assn #735224
02-01-35	5.50	28,244,599		29,715,672
Federal Natl Mtge Assn #742840
10-01-18	5.50	767,262		821,638
Federal Natl Mtge Assn #743262
10-01-18	5.00	1,744,005		1,860,497
Federal Natl Mtge Assn #743455
10-01-18	5.50	2,668,210		2,857,206
Federal Natl Mtge Assn #743579
11-01-33	5.50	67,729		71,257
Federal Natl Mtge Assn #745079
12-01-20	5.00	364,128		385,037
Federal Natl Mtge Assn #745275
02-01-36	5.00	23,570,361		24,433,135
Federal Natl Mtge Assn #745278
06-01-19	4.50	10,695,900		11,298,693
Federal Natl Mtge Assn #745283
01-01-36	5.50	37,686,648		39,578,832
Federal Natl Mtge Assn #745355
03-01-36	5.00	7,123,657		7,384,413
Federal Natl Mtge Assn #745392
12-01-20	4.50	27,791,770		29,271,193
Federal Natl Mtge Assn #745563
08-01-34	5.50	10,773,427		11,334,543
Federal Natl Mtge Assn #747584
11-01-28	5.50	3,042,995		3,217,650
Federal Natl Mtge Assn #753074
12-01-28	5.50	103,851		109,812
Federal Natl Mtge Assn #756844
02-01-19	5.00	1,231,975	(i)	1,305,797
Federal Natl Mtge Assn #759330
01-01-19	6.50	70,057		75,363

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Federal Natl Mtge Assn #759342
01-01-34	6.50	586,861		637,943
Federal Natl Mtge Assn #761031
01-01-34	5.00	436,095		455,029
Federal Natl Mtge Assn #763703
04-01-34	5.50	18,754,212		19,707,551
Federal Natl Mtge Assn #763754
02-01-29	5.50	87,449		92,358
Federal Natl Mtge Assn #763798
03-01-34	5.50	176,502		187,096
Federal Natl Mtge Assn #765758
02-01-19	5.00	1,720,786		1,828,201
Federal Natl Mtge Assn #776962
04-01-29	5.00	6,743,664		7,036,451
Federal Natl Mtge Assn #776987
04-01-29	5.00	215,037		224,373
Federal Natl Mtge Assn #785506
06-01-34	5.00	491,633		509,937
Federal Natl Mtge Assn #785738
11-01-19	5.00	5,987,789		6,346,589
Federal Natl Mtge Assn #791447
10-01-34	6.00	241,253		256,347
Federal Natl Mtge Assn #797232
09-01-34	5.50	8,602,652		9,039,953
Federal Natl Mtge Assn #811114
02-01-35	5.50	14,438,697		15,163,640
Federal Natl Mtge Assn #829227
08-01-35	6.00	315,697		334,658
Federal Natl Mtge Assn #831809
09-01-36	6.00	43,075,302	(i)	45,581,747
Federal Natl Mtge Assn #833731
07-01-20	5.00	9,676,864		10,232,528
Federal Natl Mtge Assn #852517
02-01-36	5.50	168,391		176,609
Federal Natl Mtge Assn #868935
05-01-36	5.50	660,214		692,434
Federal Natl Mtge Assn #885871
06-01-36	7.00	3,933,732		4,338,706
Federal Natl Mtge Assn #886291
07-01-36	7.00	123,108		135,836
Federal Natl Mtge Assn #886404
08-01-36	6.50	7,049,912		7,551,410
Federal Natl Mtge Assn #886464
08-01-36	6.50	3,611,503		3,868,408
Federal Natl Mtge Assn #887589
07-01-36	6.50	5,008,940		5,418,985
Federal Natl Mtge Assn #887648
07-01-36	5.93	3,089,893	(m)	3,262,433
Federal Natl Mtge Assn #888030
12-01-36	5.50	344,820		361,648
Federal Natl Mtge Assn #888103
09-01-36	5.50	193,484		203,198
Federal Natl Mtge Assn #888414
11-01-35	5.00	6,118,418		6,342,377
Federal Natl Mtge Assn #889770
06-01-38	5.50	631,287		661,602
Federal Natl Mtge Assn #894547
05-01-35	3.77	7,710,602	(m)	7,884,711
Federal Natl Mtge Assn #899147
04-01-37	5.50	339,717		356,031

	Coupon	Principal
Issuer	Rate	Amount	Value(a)
Federal Natl Mtge Assn #899387
04-01-37	5.50	417,357	437,399
Federal Natl Mtge Assn #899515
05-01-37	5.50	336,721	352,890
Federal Natl Mtge Assn #899575
07-01-37	5.50	365,754	383,318
Federal Natl Mtge Assn #899588
06-01-37	5.50	410,325	430,029
Federal Natl Mtge Assn #899679
08-01-37	5.50	412,982	432,814
Federal Natl Mtge Assn #904060
11-01-36	5.50	94,620	99,237
Federal Natl Mtge Assn #909188
05-01-38	7.00	10,088,229	11,012,730
Federal Natl Mtge Assn #909200
06-01-38	7.00	7,997,596	8,730,508
Federal Natl Mtge Assn #909214
07-01-38	7.00	8,282,453	9,041,470
Federal Natl Mtge Assn #909813
02-01-37	5.50	321,120	336,540
Federal Natl Mtge Assn #914667
04-01-37	5.50	427,528	448,059
Federal Natl Mtge Assn #928288
04-01-37	5.50	402,889	422,236
Federal Natl Mtge Assn #928812
11-01-37	5.50	74,004	77,558
Federal Natl Mtge Assn #933122
01-01-38	5.50	331,527	347,448
Federal Natl Mtge Assn #937182
05-01-37	5.50	264,312	277,005
Federal Natl Mtge Assn #937620
06-01-37	5.50	431,901	452,642
Federal Natl Mtge Assn #938412
07-01-37	5.50	490,803	514,372
Federal Natl Mtge Assn #939486
06-01-37	5.50	263,029	275,660
Federal Natl Mtge Assn #940248
06-01-37	5.50	298,354	312,681
Federal Natl Mtge Assn #940811
07-01-37	6.50	7,377,059	7,897,218
Federal Natl Mtge Assn #942027
06-01-37	5.50	627,558	657,694
Federal Natl Mtge Assn #942502
08-01-37	7.00	20,929,341	22,862,245
Federal Natl Mtge Assn #950788
10-01-37	6.50	21,073,088	22,558,960
Federal Natl Mtge Assn #954905
12-01-37	5.50	62,515	65,517
Federal Natl Mtge Assn #956012
11-01-37	5.50	1,355,930	1,421,043
Federal Natl Mtge Assn #960031
12-01-37	5.50	530,582	556,061
Federal Natl Mtge Assn #960550
01-01-38	5.50	1,412,199	1,480,014
Federal Natl Mtge Assn #960738
01-01-38	5.50	701,127	734,796
Federal Natl Mtge Assn #961611
02-01-38	5.50	191,338	200,436

	Coupon	Principal
Issuer	Rate	Amount	Value(a)
Federal Natl Mtge Assn #961768
03-01-38	5.50	98,505	103,190
Federal Natl Mtge Assn #962410
04-01-38	5.50	524,967	549,930
Federal Natl Mtge Assn #964013
06-01-38	5.50	75,997	79,611
Federal Natl Mtge Assn #964359
07-01-38	5.50	98,648	103,339
Federal Natl Mtge Assn #964396
07-01-38	5.50	652,554	683,584
Federal Natl Mtge Assn #964551
08-01-38	5.50	167,627	175,598
Federal Natl Mtge Assn #965190
09-01-38	5.50	244,020	255,624
Federal Natl Mtge Assn #966266
12-01-37	5.50	74,565	78,145
Federal Natl Mtge Assn #966746
01-01-38	5.50	706,241	739,824
Federal Natl Mtge Assn #966882
12-01-37	5.50	1,093,852	1,146,379
Federal Natl Mtge Assn #967739
12-01-37	5.50	633,485	663,905
Federal Natl Mtge Assn #968172
01-01-38	5.50	486,816	510,194
Federal Natl Mtge Assn #968336
03-01-38	5.50	181,052	189,661
Federal Natl Mtge Assn #968975
01-01-38	5.50	617,569	647,226
Federal Natl Mtge Assn #969826
01-01-38	5.50	404,854	424,296
Federal Natl Mtge Assn #970227
05-01-38	5.50	534,779	560,209
Federal Natl Mtge Assn #970693
11-01-38	5.50	681,232	713,626
Federal Natl Mtge Assn #971901
02-01-38	5.50	948,349	993,445
Federal Natl Mtge Assn #975697
08-01-38	5.50	152,885	160,155
Federal Natl Mtge Assn #975812
04-01-38	5.50	443,745	464,846
Federal Natl Mtge Assn #975938
11-01-38	5.50	99,125	103,838
Federal Natl Mtge Assn #976421
03-01-23	4.50	6,226,955	6,461,135
Federal Natl Mtge Assn #981234
04-01-38	5.50	881,689	923,615
Federal Natl Mtge Assn #983473
05-01-38	5.50	1,089,498	1,141,306
Federal Natl Mtge Assn #985800
11-01-38	5.50	671,847	703,795
Federal Natl Mtge Assn #986041
07-01-38	5.50	176,298	184,681
Federal Natl Mtge Assn #986391
07-01-38	5.50	298,265	312,449
Federal Natl Mtge Assn #988405
09-01-38	5.50	494,944	518,480
Federal Natl Mtge Assn #988643
08-01-38	5.50	379,309	397,346
Federal Natl Mtge Assn #990284
11-01-38	5.50	101,972	106,821

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Federal Natl Mtge Assn #990389
10-01-38	5.50	94,613		99,112
Federal Natl Mtge Assn #990400
11-01-38	5.50	803,924		842,152
Federal Natl Mtge Assn #991259
01-01-39	5.50	445,465		466,856
Federal Natl Mtge Assn #991440
12-01-38	5.50	163,890		171,683
Federal Natl Mtge Assn #991532
11-01-38	5.50	304,301		318,771
Federal Natl Mtge Assn #991935
12-01-38	5.50	63,307		66,317
Federal Natl Mtge Assn #992604
11-01-38	5.50	320,238		335,466
Federal Natl Mtge Assn #992725
11-01-38	5.50	463,354		485,388
Federal Natl Mtge Assn #993877
12-01-38	5.50	113,676		119,082
Federal Natl Mtge Assn #AA0163
12-01-38	5.50	258,171		270,448
Federal Natl Mtge Assn #AA0340
01-01-39	5.50	431,994		452,536
Federal Natl Mtge Assn #AA0742
03-01-39	5.50	1,106,497		1,158,940
Federal Natl Mtge Assn #AA0889
12-01-38	5.50	1,540,239		1,613,481
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2003-63 Cl IP
07-25-33	1.29	13,195,083	(k)	2,215,772
07-25-33	5.89	569,518	(k)	95,636
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2003-71 Cl IM
12-25-31	5.34	1,172,792	(k)	134,079
12-25-31	20.00	200,548	(k)	22,928
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2004-84 Cl GI
12-25-22	7.82	923,782	(k)	74,349
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2007-22 Cl JS
03-25-37	28.08	18,339,690	(k)	2,143,996
Govt Natl Mtge Assn
10-01-39	4.50	90,000,000	(g)	91,321,920
10-01-39	6.00	62,000,000	(g)	65,448,750
Govt Natl Mtge Assn #604708
10-15-33	5.50	2,638,899		2,788,574
Govt Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2002-70 Cl IC
08-20-32	0.00	1,713,079	(k)	220,393

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Govt Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2002-80 Cl CI
01-20-32	44.35	203,585	(k)	5,663
Harborview Mtge Loan Trust
Collateralized Mtge Obligation
Series 2005-12 Cl 2A11
10-19-35	2.90	349,029	(m)	184,433
Harborview Mtge Loan Trust
Collateralized Mtge Obligation
Series 2006-12 Cl 2A11
01-19-38	0.34	3,222,571	(m)	3,059,680
IndyMac INDA Mtge Loan Trust
Collateralized Mtge Obligation
Series 2006-AR1 Cl A1
08-25-36	5.87	419,152	(m)	395,198
IndyMac Index Mtge Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2005-AR8 Cl AX1
04-25-35	0.00	31,307,149	(b,k,r)	—
IndyMac Index Mtge Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2006-AR25 Cl 3A3
09-25-36	20.00	38,969,654	(k)	407,595
IndyMac Index Mtge Loan Trust
Collateralized Mtge Obligation
Series 2005-AR25 Cl 1A21
12-25-35	5.67	4,018,753	(m)	2,858,486
IndyMac Index Mtge Loan Trust
Collateralized Mtge Obligation
Series 2006-AR13 Cl A1
07-25-36	5.85	163,882	(m)	110,522
JPMorgan Mtge Trust
Collateralized Mtge Obligation
Series 2004-S2 Cl 4A5
11-25-34	6.00	5,382,926		4,787,860
MASTR Alternative Loan Trust
Collateralized Mtge Obligation
Series 2004-2 Cl 4A1
02-25-19	5.00	2,560,317		2,428,302
MASTR Alternative Loan Trust
Collateralized Mtge Obligation
Series 2004-4 Cl 2A1
05-25-34	6.00	180,132		166,628
MASTR Alternative Loan Trust
Collateralized Mtge Obligation
Series 2004-7 Cl 8A1
08-25-19	5.00	1,674,391		1,589,573
MASTR Alternative Loan Trust
Collateralized Mtge Obligation
Series 2004-8 Cl 7A1
09-25-19	5.00	2,446,211		2,322,025

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
MASTR Alternative Loan Trust
Collateralized Mtge Obligation
Series 2005-3 Cl 1A2
04-25-35	5.50	1,100,000		805,275
Morgan Stanley Mtge Loan Trust
Collateralized Mtge Obligation
Series 2004-2AR Cl 3A
02-25-34	4.91	178,265	(m)	172,440
Structured Adjustable Rate Mtge Loan Trust
Collateralized Mtge Obligation
Series 2006-5 Cl 4A1
06-25-36	5.90	5,703,833	(m)	4,056,564
Structured Asset Securities
Collateralized Mtge Obligation
Series 2003-33H Cl 1A1
10-25-33	5.50	3,952,959		3,989,246
Washington Mutual Alternative Mtge Pass-Through Ctfs
Collateralized Mtge Obligation
Series 2007-0C1 Cl A2
01-25-47	0.37	275,683	(m)	170,868
Wells Fargo Mtge Backed Securities Trust
Collateralized Mtge Obligation
Series 2005-14 Cl 2A1
12-25-35	5.50	27,952,461		25,413,811
Wells Fargo Mtge Backed Securities Trust
Collateralized Mtge Obligation
Series 2007-8 Cl 2A7
07-25-37	6.00	31,198,791		29,513,785

Total				2,052,000,506

Aerospace & Defense (0.2%)
L-3 Communications
06-15-12	7.63	4,640,000		4,709,600
07-15-13	6.13	3,180,000		3,219,750
TransDigm Group
Sr Sub Nts
07-15-14	7.75	1,985,000	(d,g)	1,927,931

Total				9,857,281

Banking (2.3%)
American Express
Sr Unsecured
05-20-19	8.13	1,950,000	(e)	2,306,247
Bank of America
Sr Unsecured
05-01-18	5.65	28,835,000		28,451,120
Citigroup
05-22-19	8.50	3,850,000		4,346,015
Citigroup
Sr Unsecured
05-15-18	6.13	13,330,000	(e)	13,125,291
Goldman Sachs Group
Sr Unsecured
02-15-19	7.50	13,315,000		15,232,513
JPMorgan Chase & Co
Sr Unsecured
01-15-18	6.00	9,090,000	(e)	9,756,524
04-23-19	6.30	10,085,000		11,079,488

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Morgan Stanley
Sr Unsecured
04-01-18	6.63	10,010,000		10,584,804
09-23-19	5.63	6,645,000	(e)	6,553,333
Wells Fargo & Co
Sr Unsecured
12-11-17	5.63	18,669,000		19,609,750

Total				121,045,085

Brokerage (—%)
Lehman Brothers Holdings
Sr Unsecured
05-02-18	6.88	14,055,000	(b,p)	2,494,763

Chemicals (0.9%)
Airgas
10-01-18	7.13	3,770,000	(d)	3,873,675
Ashland
06-01-17	9.13	2,065,000	(d,e)	2,209,550
Chemtura
06-01-16	6.88	3,580,000	(b)	3,759,000
Dow Chemical
Sr Unsecured
05-15-19	8.55	26,160,000	(e)	29,407,659
INVISTA
Sr Unsecured
05-01-12	9.25	2,565,000	(d)	2,577,825
Nalco
Sr Nts
05-15-17	8.25	2,570,000	(d)	2,717,775

Total				44,545,484

Consumer Products (0.1%)
Jarden
05-01-16	8.00	2,995,000	(e)	3,069,875
Visant Holding
Sr Disc Nts
12-01-13	10.25	2,880,000	(e)	2,966,400

Total				6,036,275

Electric (6.3%)
Arizona Public Service
Sr Unsecured
10-15-11	6.38	4,500,000		4,777,398
CenterPoint Energy Houston Electric LLC
Series U
03-01-14	7.00	15,950,000		18,147,158
Cleveland Electric Illuminating
1st Mtge
11-15-18	8.88	32,025,000		40,586,531
Consumers Energy
1st Mtge
03-15-15	5.00	10,095,000		10,675,341
09-15-18	5.65	3,550,000		3,791,453
09-15-19	6.70	2,735,000		3,156,294
04-15-20	5.65	2,785,000		2,964,827

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Consumers Energy
1st Mtge Series J
02-15-14	6.00	4,700,000		5,127,484
Detroit Edison
Sr Secured
10-01-13	6.40	7,450,000		8,241,972
Dominion Resources
Sr Nts
01-15-19	8.88	1,650,000	(e)	2,087,570
DTE Energy
Sr Unsecured
05-15-14	7.63	24,775,000		27,346,868
Duke Energy Carolinas LLC
Sr Unsecured Series D
03-01-10	7.38	10,255,000		10,521,004
Edison Mission Energy
Sr Unsecured
06-15-13	7.50	2,955,000	(e)	2,770,313
06-15-16	7.75	1,785,000	(e)	1,561,875
Exelon
Sr Unsecured
06-15-10	4.45	14,945,000		15,252,344
FirstEnergy
Sr Unsecured Series B
11-15-11	6.45	367,000		396,402
Indiana Michigan Power
Sr Nts
03-15-19	7.00	6,195,000		7,164,448
Indiana Michigan Power
Sr Unsecured
03-15-37	6.05	7,910,000		8,349,448
KCP&L Greater Missouri Operations
Sr Unsecured
07-01-12	11.88	2,430,000		2,806,077
Majapahit Holding
10-17-16	7.75	620,000	(c,d)	651,000
Nevada Power
04-15-12	6.50	1,000,000		1,068,584
08-01-18	6.50	10,835,000		11,853,469
Nevada Power
Series L
01-15-15	5.88	14,459,000		15,403,592
Nevada Power
Series M
03-15-16	5.95	9,991,000	(e)	10,672,996
NiSource Finance
03-01-13	6.15	17,445,000		18,267,898
09-15-17	5.25	6,225,000		5,849,234
03-15-18	6.40	2,620,000		2,615,116
01-15-19	6.80	7,825,000		8,011,352
09-15-20	5.45	6,115,000		5,619,055
NRG Energy
02-01-16	7.38	6,865,000		6,641,888
Ohio Edison
Sr Unsecured
05-01-15	5.45	3,050,000		3,218,961
Oncor Electric Delivery
Sr Secured
05-01-12	6.38	3,178,000		3,450,981

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
PacifiCorp
1st Mtge
09-15-13	5.45	5,605,000		6,053,630
Portland General Electric
03-15-10	7.88	1,345,000		1,378,141
Potomac Electric Power
1st Mtge
04-15-14	4.65	1,155,000		1,204,260
06-01-35	5.40	3,385,000		3,385,206
PPL Electric Utilities
1st Mtge
11-30-13	7.13	8,925,000		10,280,244
Sierra Pacific Power
Series M
05-15-16	6.00	24,886,000		26,401,533
Tampa Electric
Sr Unsecured
05-15-18	6.10	7,500,000		8,120,708
Toledo Edison
1st Mtge
05-01-20	7.25	2,585,000		3,044,236

Total				328,916,891

Entertainment (0.2%)
Regal Cinemas
07-15-19	8.63	1,870,000	(d,e)	1,935,450
Speedway Motorsports
Sr Unsecured
06-01-16	8.75	5,015,000	(d,e)	5,303,363
United Artists Theatre Circuit
Pass-Through Ctfs
07-01-15	9.30	1,730,350	(h)	1,777,934

Total				9,016,747

Environmental (0.5%)
Allied Waste North America
04-15-13	7.88	18,710,000		19,177,750
Republic Services
09-15-19	5.50	5,540,000	(d)	5,707,070

Total				24,884,820

Food and Beverage (1.7%)
Anheuser-Busch InBev Worldwide
01-15-19	7.75	3,575,000	(d)	4,230,155
ConAgra Foods
Sr Unsecured
09-15-11	6.75	499,000		544,482
Del Monte
Sr Sub Nts
10-15-19	7.50	3,650,000	(d,g)	3,686,500
HJ Heinz Finance
08-01-39	7.13	8,440,000	(d)	9,989,441
Kraft Foods
Sr Unsecured
02-11-13	6.00	1,395,000		1,496,308
10-01-13	5.25	2,465,000		2,596,131
02-01-18	6.13	6,185,000		6,554,115
01-26-39	6.88	12,845,000		14,197,552

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Molson Coors Capital Finance
09-22-10	4.85	16,215,000	(c)	16,754,991
SABMiller
01-15-14	5.70	28,125,000	(c,d)	30,364,537

Total				90,414,212

Gaming (0.2%)
Boyd Gaming
Sr Sub Nts
02-01-16	7.13	2,977,000		2,619,760
MGM MIRAGE
Sr Secured
11-15-17	11.13	3,330,000	(d)	3,663,000
MGM MIRAGE
Sr Unsecured
03-01-18	11.38	4,665,000	(d,e)	4,385,100

Total				10,667,860

Gas Pipelines (3.7%)
CenterPoint Energy Resources
Sr Unsecured
02-15-11	7.75	21,662,000		23,035,046
CenterPoint Energy Resources
Sr Unsecured Series B
04-01-13	7.88	4,005,000		4,509,854
Colorado Interstate Gas
Sr Unsecured
11-15-15	6.80	53,225,000		59,188,648
El Paso
Sr Unsecured
12-12-13	12.00	3,420,000	(e)	3,907,350
Northwest Pipeline
Sr Unsecured
06-15-16	7.00	11,695,000		13,304,828
04-15-17	5.95	12,945,000		13,784,419
Southern Natural Gas
Sr Unsecured
04-01-17	5.90	30,568,000	(d,e)	31,481,953
Southern Star Central
Sr Nts
03-01-16	6.75	1,750,000		1,671,250
TransCapitalInvest for Transneft
Secured
08-07-18	8.70	950,000	(c,d)	1,036,925
Transcontinental Gas Pipe Line LLC
Sr Unsecured
04-15-16	6.40	24,723,000		27,373,306
Transcontinental Gas Pipe Line LLC
Sr Unsecured Series B
08-15-11	7.00	11,407,000		12,342,990

Total				191,636,569

Health Care (0.5%)
Cardinal Health
Sr Unsecured
06-15-12	5.65	4,810,000		5,090,397

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
DaVita
03-15-13	6.63	7,142,000		7,070,580
HCA
Secured Pay-in-kind
11-15-16	9.63	4,702,000	(q)	4,890,080
Omnicare
12-15-13	6.75	3,410,000		3,299,175
Select Medical
02-01-15	7.63	5,705,000		5,341,306

Total				25,691,538

Health Care Insurance (0.1%)
Coventry Health Care
Sr Unsecured
08-15-14	6.30	4,225,000		4,148,579
03-15-17	5.95	2,675,000		2,398,541

Total				6,547,120

Independent Energy (2.2%)
Anadarko Petroleum
Sr Unsecured
09-15-16	5.95	36,214,000		38,370,869
Chesapeake Energy
01-15-16	6.63	3,590,000		3,392,550
Denbury Resources
03-01-16	9.75	2,930,000		3,113,125
EnCana
Sr Unsecured
11-01-11	6.30	23,940,000	(c)	25,917,180
10-15-13	4.75	1,080,000	(c)	1,128,631
05-15-19	6.50	585,000	(c)	649,441
Forest Oil
Sr Nts
02-15-14	8.50	5,120,000	(d,e)	5,158,400
Nexen
Sr Unsecured
11-20-13	5.05	21,242,000	(c)	22,089,399
PetroHawk Energy
Sr Nts
08-01-14	10.50	2,105,000	(d,e)	2,262,875
Quicksilver Resources
08-01-15	8.25	4,321,000	(e)	4,202,173
Range Resources
05-15-19	8.00	6,945,000	(e)	7,118,625
SandRidge Energy
06-01-18	8.00	2,815,000	(d)	2,723,513

Total				116,126,781

Integrated Energy (0.5%)
Cenovus Energy
Sr Nts
11-15-39	6.75	8,305,000	(c,d,e)	8,960,023
Cenovus Energy
Sr Nts
09-15-14	4.50	3,405,000	(c,d)	3,489,813

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Hess
Sr Unsecured
08-15-11	6.65	2,560,000		2,747,151
Petro-Canada
Sr Unsecured
07-15-13	4.00	1,870,000	(c)	1,871,859
Suncor Energy
Sr Unsecured
06-01-18	6.10	7,130,000	(c)	7,451,321
TNK-BP Finance
03-13-18	7.88	705,000	(c,d)	678,563

Total				25,198,730

Lodging (—%)
Starwood Hotels & Resorts Worldwide
Sr Unsecured
10-15-14	7.88	2,435,000	(e)	2,550,663

Media Cable (0.7%)
Comcast
03-15-11	5.50	19,394,000		20,399,619
03-15-37	6.45	1,990,000		2,107,189
07-01-39	6.55	7,105,000		7,592,588
CSC Holdings
Sr Unsecured
02-15-19	8.63	1,625,000	(d,e)	1,722,500
Time Warner Cable
06-15-39	6.75	6,160,000	(e)	6,662,187

Total				38,484,083

Media Non Cable (2.0%)
DISH DBS
02-01-16	7.13	4,040,000		4,009,700
Lamar Media
04-01-14	9.75	3,510,000	(e)	3,799,575
Liberty Media LLC
Sr Unsecured
05-15-13	5.70	4,767,000	(e)	4,516,733
News America
12-15-35	6.40	6,670,000	(e)	6,728,549
11-15-37	6.65	6,847,000	(e)	7,132,486
01-09-38	6.75	9,055,000		9,502,598
Nielsen Finance LLC
08-01-14	10.00	2,425,000	(e)	2,437,125
Rainbow Natl Services LLC
09-01-12	8.75	2,685,000	(d)	2,738,700
Reed Elsevier Capital
08-01-11	6.75	9,625,000	(e)	10,350,538
RR Donnelley & Sons
Sr Unsecured
04-01-14	4.95	2,790,000		2,684,652
01-15-17	6.13	35,436,000		33,409,485
Thomson Reuters
07-15-13	5.95	710,000	(c)	779,449
10-01-14	5.70	15,215,000	(c)	16,683,978

Total				104,773,568

Metals (0.1%)
Freeport-McMoRan Copper & Gold
Sr Unsecured
04-01-17	8.38	4,390,000	(e)	4,669,863

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Non Captive Diversified (0.5%)
General Electric Capital
Sr Unsecured
01-10-39	6.88	22,855,000		23,936,727

Oil Field Services (0.1%)
Gaz Capital
Secured
11-22-16	6.21	2,425,000	(c,d)	2,328,000
KazMunaiGaz Finance
07-02-18	9.13	980,000	(c,d)	1,039,394

Total				3,367,394

Packaging (0.2%)
Ball
09-01-16	7.13	305,000	(e)	311,100
09-01-19	7.38	320,000	(e)	324,800
Crown Americas LLC/Capital
11-15-15	7.75	5,980,000	(e)	6,084,650
Owens-Brockway Glass Container
05-15-13	8.25	4,520,000	(e)	4,621,700

Total				11,342,250

Paper (0.1%)
Georgia-Pacific LLC
01-15-17	7.13	2,670,000	(d)	2,609,925
NewPage
Sr Secured
12-31-14	11.38	3,650,000	(d)	3,586,125

Total				6,196,050

Railroads (0.1%)
CSX
Sr Unsecured
03-15-12	6.30	2,605,000		2,826,959
03-15-13	5.75	135,000		143,955

Total				2,970,914

Transportation Services (0.6%)
Erac USA Finance
10-15-17	6.38	30,270,000	(d)	30,205,513

Wireless (0.8%)
CC Holdings GS V LLC/Crown Castle GS III
Sr Secured
05-01-17	7.75	6,750,000	(d,e)	6,986,250
Cricket Communications
Sr Secured
05-15-16	7.75	5,080,000	(d,e)	5,156,200
Nextel Communications
Series D
08-01-15	7.38	2,865,000		2,571,338

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Rogers Communications
08-15-18	6.80	5,415,000	(c,e)	6,068,832
SBA Telecommunications
08-15-16	8.00	805,000	(d)	823,113
08-15-19	8.25	805,000	(d,e)	829,150
Sprint Nextel
Sr Nts
08-15-17	8.38	4,610,000	(e)	4,586,950
US Cellular
Sr Unsecured
12-15-33	6.70	13,568,000		13,980,656

Total				41,002,489

Wirelines (4.6%)
AT&T
Sr Unsecured
03-15-11	6.25	14,743,000		15,715,655
01-15-38	6.30	9,145,000		9,646,030
02-15-39	6.55	20,830,000	(e)	22,709,741
Frontier Communications
Sr Unsecured
05-01-14	8.25	4,420,000	(e)	4,552,600
10-01-18	8.13	2,415,000	(g)	2,430,094
Qwest
Sr Unsecured
10-01-14	7.50	10,255,000		10,357,550
06-15-15	7.63	2,970,000		3,007,125
Telecom Italia Capital
11-15-13	5.25	2,707,000	(c,e)	2,847,612
Telefonica Europe
09-15-10	7.75	22,715,000	(c)	24,027,791
TELUS
Sr Unsecured
06-01-11	8.00	62,431,000	(c)	67,930,547
Verizon New York
Sr Unsecured Series A
04-01-12	6.88	39,260,000		42,699,961
Verizon New York
Sr Unsecured Series B
04-01-32	7.38	16,695,000		18,306,134
Verizon Pennsylvania
Sr Unsecured Series A
11-15-11	5.65	7,248,000		7,739,567
Windstream
08-01-16	8.63	4,208,000		4,302,680

Total				236,273,087

Total Bonds (Cost: $5,470,174,289)				$5,610,606,849

FDIC-Insured Debt (0.6%)(j)

		Amount
	Coupon	payable at
Issuer	rate	maturity	Value(a)
Citibank
FDIC Govt Guaranty
05-07-12	1.88%	$32,770,000	$32,987,003

Total FDIC-Insured Debt (Cost: $32,869,334)			$32,987,003

Senior Loans (0.4%)(o)

	Coupon	Principal
Borrower	rate	amount		Value(a)
Chemicals (0.1%)
Hexion Specialty Chemicals
Tranche C1 Term Loan
05-05-13	2.56%	$2,885,145		$2,398,277
Hexion Specialty Chemicals
Tranche C2 Term Loan
05-05-13	2.56	624,005		518,704

Total				2,916,981

Media Cable (0.1%)
Charter Communications Operating LLC
Term Loan
03-06-14	6.25	8,100,834		7,627,421
Wirelines (0.2%)
Fairpoint Communications
Tranche B Term Loan
03-31-15	3.05	13,751,378	(b)	10,334,986

Total Senior Loans (Cost: $16,676,220)				$20,879,388

Common Stocks (—%)

Issuer	Shares		Value(a)
Paper & Forest Products
Crown Paper Escrow	3,450,000	(b,h)	$3

Total Common Stocks (Cost: $—)			$3

Money Market Fund (11.6%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.28%	600,147,264	(s)	$600,147,264

Total Money Market Fund (Cost: $600,147,264)			$600,147,264

Investments of Cash Collateral Received for Securities on Loan (11.9%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund (3.6%)
JPMorgan Prime Money Market Fund	186,284,963	$186,284,963

	Coupon	Principal
Issuer	rate	amount	Value(a)
Asset-Backed Commercial Paper (1.8%)
Arabella Finance LLC
10-08-09	0.63%	$4,998,785	$4,998,785
Belmont Funding LLC
10-06-09	0.52	19,997,978	19,997,978
Cancara Asset Securitisation LLC
11-16-09	0.30	7,995,800	7,995,800
Ebbets Funding LLC
10-06-09	0.47	19,998,172	19,998,172

	Coupon	Principal
Issuer	rate	amount	Value(a)
Elysian Funding LLC
10-01-09	0.47	9,999,086	9,999,086
Grampian Funding LLC
10-21-09	0.37	9,996,917	9,996,917
Rheingold Securitization
12-16-09	0.38	4,995,936	4,995,936
Rhein-Main Securitisation
10-20-09	0.32	6,998,444	6,998,444
Tasman Funding
10-23-09	0.30	2,999,250	2,999,250
Versailles Commercial Paper LLC
10-13-09	0.55	4,997,479	4,997,479

Total			92,977,847

Certificates of Deposit (5.3%)
Banco Espirito Santo e Comm London
10-06-09	0.30	10,000,000	10,000,000
Banco Popular Espanol
10-05-09	0.30	2,999,225	2,999,225
Banco Santander Madrid
10-13-09	0.45	16,000,000	16,000,000
Bank of Austria
10-14-09	0.34	9,997,168	9,997,168
Bank of Nova Scotia Singapore
10-30-09	0.40	15,000,000	15,000,000
Bank of Tokyo UFJ London
12-21-09	0.37	10,000,132	10,000,132
Bayrische Hypo-Und Vereinsbank
10-29-09	0.39	10,000,000	10,000,000
Caisse de Depots et Consignment Paris
10-19-09	0.43	14,983,177	14,983,177
Caixa Geral Dep London
10-26-09	0.57	7,000,000	7,000,000
Calyon London
11-19-09	0.35	4,995,532	4,995,532
Credit Indusrial et Comm London
10-13-09	0.52	14,980,093	14,980,093
11-18-09	0.37	4,000,000	4,000,000
12-10-09	0.39	4,000,051	4,000,051
Danske Bank Copenhagen
11-24-09	0.32	10,000,000	10,000,000
Dexia Credit Local du France
10-09-09	0.43	14,997,521	14,997,521
ING Bank London
10-13-09	0.50	22,000,000	22,000,000
Jyske
12-10-09	0.44	9,988,890	9,988,890
Mizuho London
10-29-09	0.49	5,000,000	5,000,000
Monte de Paschi NY
10-26-09	0.39	10,000,000	10,000,000
Nederlandse Waterschapsbank
10-20-09	0.40	9,989,788	9,989,788
Norinchukin Bank NY
11-20-09	0.41	14,000,000	14,000,000
Raiffeisen Zentralbank Oest Vienna
10-05-09	0.29	10,000,000	10,000,000
San Paolo Imi Ireland
10-07-09	0.40	13,986,015	13,986,015

	Coupon	Principal
Issuer	rate	amount	Value(a)
Sumitomo Mitsui Banking Corp Brussels
11-19-09	0.44	15,000,000	15,000,000
Svenska Singapore
10-15-09	0.45	10,000,000	10,000,000
Ulster Bank Ireland
10-15-09	0.47	9,000,000	9,000,000

Total			277,917,592

Commercial Paper (1.0%)
Citigroup Funding
10-05-09	0.40	19,996,222	19,996,222
KBC Financial Products
11-02-09	0.48	19,990,764	19,990,764
Natixis Commercial Paper
10-08-09	0.29	9,997,583	9,997,583

Total			49,984,569

Repurchase Agreements (0.2%)
RBS Securities
10-01-09	0.50	12,000,000	12,000,000

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $619,164,971)			$619,164,971

Total Investments in Securities (Cost: $6,739,032,078)(t)			$6,883,785,478

Investment in Derivatives
Futures Contracts Outstanding at Sept. 30, 2009

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

U.S. Long Bond, 20-year	483	$58,624,125	Dec. 2009	$1,018,101
U.S. Treasury Note, 2-year	114	24,734,437	Jan. 2010	104,267
U.S. Treasury Note, 5-year	1,545	179,364,844	Jan. 2010	2,067,447
U.S. Treasury Note, 10-year	790	93,479,223	Dec. 2009	199,898

Total				$3,389,713

Credit Default Swap Contracts Outstanding at Sept. 30, 2009

		Buy/sell	Pay/receive	Expiration	Notional	Unrealized
Counterparty	Referenced entity	protection	fixed rate	date	amount	appreciation

JPMorgan Chase Bank	Cardinal Health	Buy	.225%	June 20, 2012	$4,810,000	$14,218
Forward Foreign Currency Contracts Open at Sept. 30, 2009

			Unrealized	Unrealized
Exchange date	Currency to be delivered	Currency to be received	appreciation	depreciation

Oct. 7, 2009	10,575,000	15,462,131	$—	$(10,272)
	European Monetary Unit	U.S. Dollar

Oct. 7, 2009	1,411,893,000	15,336,428	—	(393,608)
	Japanese Yen	U.S. Dollar

Oct. 7, 2009	892,789,000	9,978,975	32,327	—
	Japanese Yen	U.S. Dollar

Oct. 7, 2009	10,574,000	10,007,477	—	(197,842)
	Swiss Franc	U.S. Dollar

Oct. 7, 2009	75,000	72,715	330	—
	Swiss Franc	U.S. Dollar

Oct. 7, 2009	14,996,804	17,862,000	751,854	—
	U.S. Dollar	Australian Dollar

Oct. 7, 2009	25,137,311	150,291,000	887,569	—
	U.S. Dollar	Norwegian Krone

Oct. 7, 2009	10,249,735	70,864,000	—	(81,315)
	U.S. Dollar	Swedish Krona

Oct. 7, 2009	162,891	1,136,000	116	—
	U.S. Dollar	Swedish Krona

Total			$1,672,196	$(683,037)

Notes to Portfolio of Investments
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2009.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Sept. 30, 2009, the value of foreign securities represented 6.1% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2009, the value of these securities amounted to $388,328,783 or 7.5% of net assets.

(e)	At Sept. 30, 2009, security was partially or fully on loan.

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	At Sept. 30, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $1,119,310,469.

(h)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Sept. 30, 2009 was $1,777,937, representing 0.03% of net assets. Information concerning such security holdings at Sept. 30, 2009 is as follows:

	Acquisition
Security	dates	Cost

Crown Paper Escrow	04-16-07	$—
United Artists Theatre Circuit Pass-Through Ctfs 9.30% 2015	12-08-95	1,730,350
(i)	At Sept. 30, 2009, investments in securities included securities valued at $4,226,862 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(j)	This debt is guaranteed under the FDIC’s Temporary Liquidity Guarantee Program (TLGP) and is backed by the full faith and credit of the United States.

(k)	Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Sept. 30, 2009.

(l)	This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year’s GDP exceeds the ‘base case GDP’, an interest payment is made equal to 0.012225 of the difference.

(m)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2009.

(n)	The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

AMBAC	—	Ambac Assurance Corporation
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance
MBIA	—	MBIA Insurance Corporation
(o)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(p)	This position is in bankruptcy.

(q)	Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(r)	Negligible market value.

(s)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2009.

(t)	At Sept. 30, 2009, the cost of securities for federal income tax purposes was approximately $6,739,032,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$224,817,000
Unrealized depreciation	(80,064,000)

Net unrealized appreciation	$144,753,000

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2009:

	Fair value at Sept. 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Bonds
Foreign Government Obligations & Agencies	$—	$72,240,832	$—	$72,240,832
U.S. Government Obligations & Agencies	497,435,376	846,743,986	—	1,344,179,362
Asset-Backed Securities	—	300,608,515	41,239,116	341,847,631
Commercial Mortgage-Backed Securities	—	281,485,762	—	281,485,762
Residential Mortgage-Backed Securities	—	2,042,553,139	9,447,367	2,052,000,506
Corporate Debt Securities	—	1,517,074,822	1,777,934	1,518,852,756

Total Bonds	497,435,376	5,060,707,056	52,464,417	5,610,606,849

Equity Securities
Common Stocks
Paper & Forest Products	—	—	3	3

Total Equity Securities	—	—	3	3

Other
FDIC-Insured Debt Securities	—	32,987,003	—	32,987,003
Senior Loans	—	20,879,388	—	20,879,388
Affiliated Money Market Fund (a)	600,147,264	—	—	600,147,264
Investments of Cash Collateral Received for Securities on Loan (b)	186,284,963	432,880,008	—	619,164,971

Total Other	786,432,227	486,746,399	—	1,273,178,626

Investments in Securities	1,283,867,603	5,547,453,455	52,464,420	6,883,785,478
Other Financial Instruments (c)	3,889,713	1,003,377	—	4,893,090

Total	$1,287,757,316	$5,548,456,832	$52,464,420	$6,888,678,568

(a)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2009.

(b)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

(c)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Residential
	Asset-Backed	Mortgage-Backed	Corporate Debt
	Securities	Securities	Securities	Common Stocks	Total

Balance as of Dec. 31, 2008	$8,065,326	$61,411,707	$1,816,346	$3	$71,293,382
Accrued discounts/premiums	(52,034)	117,527	—	—	65,493
Realized gain (loss)	(6,323,332)	(21,904,022)	—	83,607	(28,143,747)
Change in unrealized appreciation (depreciation)*	10,224,287	30,615,685	163,521	—	41,003,493
Net purchases (sales)	29,324,869	(48,963,612)	(201,933)	(83,607)	(19,924,283)
Transfers in and/or out of Level 3	—	(11,829,918)	—	—	(11,829,918)

Balance as of Sept. 30, 2009	$41,239,116	$9,447,367	$1,777,934	$3	$52,464,420

*	Change in unrealized appreciation (depreciation) relating to securities held at Sept. 30, 2009 was $56,536,256.

Portfolio of Investments
RiverSource VP — Diversified Equity Income Fund
Sept. 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (93.8%)

Issuer	Shares		Value(a)
Aerospace & Defense (1.3%)
Goodrich	370,174	(e)	$20,115,255
Honeywell Intl	749,057		27,827,468

Total			47,942,723

Air Freight & Logistics (0.8%)
United Parcel Service Cl B	495,967	(e)	28,007,256

Airlines (1.7%)
AMR	1,640,458	(b)	13,041,641
Continental Airlines Cl B	814,273	(b,e)	13,386,648
Delta Air Lines	2,281,588	(b,e)	20,443,028
UAL	910,231	(b,e)	8,392,330
US Airways Group	1,782,347	(b,e)	8,377,031

Total			63,640,678

Automobiles (0.2%)
Ford Motor	1,031,363	(b)	7,436,127

Capital Markets (1.7%)
Artio Global Investors	198,861	(b,e)	5,200,215
Goldman Sachs Group	213,060		39,277,611
Morgan Stanley	561,933		17,352,491

Total			61,830,317

Chemicals (3.2%)
Air Products & Chemicals	313,344		24,309,228
Dow Chemical	1,608,696	(e)	41,938,705
EI du Pont de Nemours & Co	1,639,310	(e)	52,687,423

Total			118,935,356

Commercial Banks (0.2%)
US Bancorp	303,184	(e)	6,627,602

Commercial Services & Supplies (0.4%)
Waste Management	476,498	(e)	14,209,170

Computers & Peripherals (5.4%)
Hewlett-Packard	3,081,588	(e)	145,481,770
IBM	453,389		54,229,858

Total			199,711,628

Construction & Engineering (0.4%)
Fluor	214,653	(e)	10,915,105
Insituform Technologies Cl A	203,118	(b,e)	3,887,679

Total			14,802,784

Issuer	Shares		Value(a)
Construction Materials (0.8%)
CEMEX ADR	2,453,848	(b,c,e)	31,703,716

Consumer Finance (0.1%)
SLM	531,751	(b,e)	4,636,869

Diversified Financial Services (5.0%)
Bank of America	6,830,531	(e)	115,572,584
JPMorgan Chase & Co	1,580,297		69,248,615

Total			184,821,199

Diversified Telecommunication Services (4.2%)
AT&T	3,041,197		82,142,731
Deutsche Telekom ADR	829,142	(c,e)	11,326,080
Qwest Communications Intl	3,338,604	(e)	12,720,081
Verizon Communications	1,720,133	(e)	52,068,426

Total			158,257,318

Electric Utilities (0.4%)
American Electric Power	301,740		9,350,922
FPL Group	121,742		6,723,811

Total			16,074,733

Electrical Equipment (2.6%)
ABB ADR	2,369,483	(b,c)	47,484,439
Cooper Inds Cl A	550,792		20,693,255
Emerson Electric	470,171		18,844,454
Hubbell Cl B	197,782	(e)	8,306,844

Total			95,328,992

Electronic Equipment, Instruments & Components (0.3%)
Tyco Electronics	501,407	(c)	11,171,348

Energy Equipment & Services (3.2%)
Baker Hughes	570,462	(e)	24,335,909
Halliburton	1,071,889	(e)	29,069,629
Schlumberger	403,368		24,040,733
Tenaris ADR	374,748	(c,e)	13,348,524
Transocean	322,235	(b,c)	27,560,760

Total			118,355,555

Food & Staples Retailing (2.3%)
Wal-Mart Stores	1,715,911		84,234,071

Hotels, Restaurants & Leisure (1.3%)
Carnival Unit	1,068,189		35,549,330
Royal Caribbean Cruises	476,849	(b)	11,482,524

Total			47,031,854

Household Durables (1.2%)
DR Horton	421,518	(e)	4,809,520
KB Home	251,351	(e)	4,174,940
Pulte Homes	695,617	(e)	7,644,831
Stanley Works	662,734	(e)	28,292,115

Total			44,921,406

Issuer	Shares		Value(a)
Household Products (1.3%)
Clorox	801,501	(e)	47,144,289

Industrial Conglomerates (1.8%)
3M	327,538	(e)	24,172,304
McDermott Intl	602,020	(b)	15,213,045
Tyco Intl	859,460	(c)	29,634,182

Total			69,019,531

Insurance (9.8%)
ACE	909,082	(b,c)	48,599,524
Allstate	357,781		10,955,254
Aon	513,212	(e)	20,882,596
Axis Capital Holdings	414,177	(c,e)	12,499,862
Endurance Specialty Holdings	581,634	(c)	21,212,192
Everest Re Group	83,724	(c)	7,342,595
Lincoln Natl	373,554	(e)	9,678,784
Loews	291,411		9,980,827
Marsh & McLennan Companies	865,827		21,411,902
Montpelier Re Holdings	761,104	(c)	12,421,217
PartnerRe	172,321	(c,e)	13,258,378
RenaissanceRe Holdings	349,350	(c,e)	19,130,406
Travelers Companies	784,293		38,610,744
XL Capital Cl A	7,148,444	(c,e)	124,811,831

Total			370,796,112

IT Services (0.9%)
Accenture Cl A	434,339	(c)	16,187,815
Computer Sciences	295,689	(b)	15,585,767

Total			31,773,582

Life Sciences Tools & Services (1.7%)
Life Technologies	635,847	(b,e)	29,598,678
Thermo Fisher Scientific	802,586	(b)	35,048,930

Total			64,647,608

Machinery (4.9%)
Caterpillar	911,188	(e)	46,771,280
Deere & Co	364,259	(e)	15,633,996
Eaton	427,484	(e)	24,191,320
Illinois Tool Works	811,399	(e)	34,654,851
Ingersoll-Rand	968,822	(c)	29,713,771
Parker Hannifin	619,517		32,115,761

Total			183,080,979

Media (0.3%)
Regal Entertainment Group Cl A	909,654		11,206,937

Metals & Mining (2.3%)
Alcoa	1,655,055	(e)	21,714,322
Freeport-McMoRan Copper & Gold	91,929		6,307,249
Nucor	292,316		13,741,775
Rio Tinto ADR	38,853	(c)	6,616,277
United States Steel	597,297	(e)	26,502,067
Vale ADR	256,299	(c,e)	5,928,196
Xstrata	315,309	(c)	4,648,101

Total			85,457,987

Issuer	Shares		Value(a)
Multiline Retail (1.5%)
Macy’s	988,297		18,075,952
Target	777,361	(e)	36,287,212

Total			54,363,164

Multi-Utilities (1.3%)
Dominion Resources	1,086,021	(e)	37,467,725
Sempra Energy	188,794		9,403,829

Total			46,871,554

Oil, Gas & Consumable Fuels (10.5%)
Anadarko Petroleum	379,760	(e)	23,822,345
Apache	276,600		25,400,178
BP ADR	1,047,096	(c,e)	55,736,919
Chevron	1,030,502	(e)	72,578,255
ConocoPhillips	999,710		45,146,904
Devon Energy	187,121	(e)	12,598,857
EnCana	308,120	(c)	17,750,793
Exxon Mobil	747,500		51,285,975
Marathon Oil	1,087,222		34,682,382
Petroleo Brasileiro ADR	598,985	(c)	27,493,412
Pioneer Natural Resources	290,246	(e)	10,533,027
Spectra Energy	431,720	(e)	8,176,777
Total ADR	201,811	(c)	11,959,320

Total			397,165,144

Paper & Forest Products (0.8%)
Weyerhaeuser	842,150	(e)	30,864,798

Pharmaceuticals (7.6%)
Bristol-Myers Squibb	3,870,960		87,174,019
Johnson & Johnson	526,014	(e)	32,028,992
Merck & Co	1,281,906	(e)	40,546,687
Pfizer	1,664,094	(e)	27,540,756
Schering-Plough	1,879,824		53,105,028
Teva Pharmaceutical Inds ADR	397,189	(c)	20,081,876
Wyeth	542,051		26,332,838

Total			286,810,196

Road & Rail (1.1%)
Burlington Northern Santa Fe	257,194	(e)	20,531,797
Union Pacific	345,531		20,161,734

Total			40,693,531

Semiconductors & Semiconductor Equipment (3.7%)
Intel	4,196,653	(e)	82,128,499
Microchip Technology	528,558	(e)	14,006,787
Taiwan Semiconductor Mfg ADR	2,481,345	(c,e)	27,195,541
Xilinx	657,266	(e)	15,393,170

Total			138,723,997

Software (1.5%)
Microsoft	1,589,685	(e)	41,156,944
Oracle	637,253		13,280,353

Total			54,437,297

Specialty Retail (1.8%)
Home Depot	1,797,415		47,883,135
Staples	846,189	(e)	19,648,509

Total			67,531,644

Issuer	Shares	Value(a)
Tobacco (4.3%)
Lorillard	1,795,758	133,424,820
Philip Morris Intl	525,514	25,613,552

Total		159,038,372

Total Common Stocks (Cost: $3,285,231,995)		$3,499,307,424

Preferred Stocks (0.3%)

Issuer	Shares	Value(a)
Pharmaceuticals
Schering-Plough
6.00% Cv	40,000	$9,700,000

Total Preferred Stocks (Cost: $10,000,000)		$9,700,000

Equity-Linked Notes (3.2%)(g)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Goldman Sachs Group
Absolute Trigger Mandatory Exchangeable Nts
12-28-09	—%	$87,000,000	(f)	$97,247,165

Morgan Stanley Performance Equity-Linked Redemption
Quarterly-pay Securities (PERQS)
12-22-09	7.30	21,764,240	(d,f)	23,721,929

Total Equity-Linked Notes (Cost: $108,764,240)				$120,969,094

Bonds (0.3%)

	Coupon	Principal
Issuer	rate	amount	Value(a)
Wirelines
Qwest Communications Intl
Cv Sr Unsecured
11-15-25	3.50%	$11,148,000	$11,225,702

Total Bonds (Cost: $11,148,000)			$11,225,702

Money Market Fund (2.2%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.28%	82,509,423	(h)	$82,509,423

Total Money Market Fund (Cost: $82,509,423)			$82,509,423

Investments of Cash Collateral Received for Securities on Loan (23.3%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund (10.5%)
JPMorgan Prime Money Market Fund	392,454,172	$392,454,172

	Coupon	Principal
Issuer	rate	amount	Value(a)
Asset-Backed Commercial Paper (1.9%)
Arabella Finance LLC
10-08-09	0.63%	$4,998,785	$4,998,785
Belmont Funding LLC
10-06-09	0.52	14,998,483	14,998,483
Ebbets Funding LLC
10-06-09	0.47	11,998,903	11,998,903
Elysian Funding LLC
10-01-09	0.47	9,999,086	9,999,086
Grampian Funding LLC
10-21-09	0.37	9,996,917	9,996,917
Rheingold Securitization
12-16-09	0.38	8,992,685	8,992,685
Tasman Funding
10-23-09	0.30	6,798,300	6,798,300
Versailles Commercial Paper LLC
10-13-09	0.55	4,997,479	4,997,479

Total			72,780,638

Certificates of Deposit (8.6%)
Banco Espirito Santo e Comm London
10-06-09	0.30	4,000,000	4,000,000
Banco Popular Espanol
10-05-09	0.51	6,993,857	6,993,857
Banco Santander Madrid
10-13-09	0.45	10,000,000	10,000,000
Banco Santander NY
11-09-09	0.41	13,000,000	13,000,000
Bank of Austria
10-14-09	0.34	4,998,584	4,998,584
Bank of Tokyo UFJ London
12-21-09	0.37	12,000,158	12,000,158
Bayrische Hypo-Und Vereinsbank
10-29-09	0.39	10,000,000	10,000,000
Caixa Geral
10-26-09	0.35	3,500,000	3,500,000
Caixa Geral Dep London
10-26-09	0.57	5,000,000	5,000,000
Calyon London
11-19-09	0.35	19,982,127	19,982,127
Credit Indusrial et Comm London
10-13-09	0.52	11,984,075	11,984,075
11-18-09	0.37	15,000,000	15,000,000
11-27-09	0.39	3,000,038	3,000,038
Danske Bank Copenhagen
11-24-09	0.32	20,000,000	20,000,000
Dexia Credit Local du France
10-09-09	0.43	17,997,025	17,997,025
ING Bank London
10-13-09	0.50	16,000,000	16,000,000
Jyske
12-10-09	0.44	9,988,890	9,988,890
Mizuho London
10-29-09	0.49	5,500,000	5,500,000
12-15-09	0.33	15,000,000	15,000,000
Monte de Paschi
10-14-09	0.40	10,000,166	10,000,166
Norinchukin Bank NY
11-20-09	0.41	15,000,000	15,000,000

	Coupon	Principal
Issuer	rate	amount	Value(a)
NyKredit
12-18-09	0.53	15,000,000	15,000,000
12-29-09	0.40	10,000,000	10,000,000
Raiffeisen Zentralbank Oest Vienna
10-05-09	0.29	4,000,000	4,000,000
San Paolo Imi Ireland
10-07-09	0.40	7,492,507	7,492,507
Sumitomo Mitsui Banking Corp Brussels
11-19-09	0.44	25,000,000	25,000,001
Svenska Singapore
10-15-09	0.45	6,000,000	6,000,000
Ulster Bank Ireland, Dublin
10-15-09	0.47	20,000,000	20,000,000

Total			316,437,428

Commercial Paper (1.6%)
BTM Capital
10-08-09	0.45	3,998,600	3,998,600
Citigroup Funding
10-05-09	0.40	19,996,222	19,996,222
KBC Financial Products
11-02-09	0.48	26,987,531	26,987,532
Natixis Commercial Paper
10-08-09	0.29	9,997,583	9,997,583

Total			60,979,937

Repurchase Agreements (0.7%)
Morgan Stanley
10-01-09	0.23	12,000,000	12,000,000
RBS Securities
10-01-09	0.50	15,000,000	15,000,000

Total			27,000,000

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $869,652,175)			$869,652,175

Total Investments in Securities (Cost: $4,367,305,833)			$4,593,363,818

Notes to Portfolio of Investments
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Sept. 30, 2009, the value of foreign securities represented 17.5% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2009, the value of these securities amounted to $23,721,929 or 0.6% of net assets.

(e)	At Sept. 30, 2009, security was partially or fully on loan.

(f)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Sept. 30, 2009 was $120,969,094, representing 3.2% of net assets. Information concerning such security holdings at Sept. 30, 2009 is as follows:

	Acquisition
Security	dates	Cost

Goldman Sachs Group
—% Absolute Trigger Mandatory Exchangeable Nts 2009	05-18-09	$87,000,000
Morgan Stanley Performance Equity-Linked Redemption Quarterly-pay Securities (PERQS)	06-17-09	21,764,240
7.30% 2009
(g)	Equity-Linked Notes (ELNs) are notes created by a counterparty, typically an investment bank that may bear interest at a fixed or floating rate. At maturity, the notes must be exchanged for an amount based on the value of one or more equity securities of third party issuers or the value of an index. The exchanged value may be limited to an amount less than the actual value of the underlying stocks or value of an index at the maturity date. Any difference between the exchange amount and the original cost of the notes will be a gain or loss.

(h)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2009.
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated June 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2009:

	Fair value at Sept. 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$3,499,307,424	$—	$—	$3,499,307,424
Preferred Stocks (a)	—	9,700,000	—	9,700,000

Total Equity Securities	3,499,307,424	9,700,000	—	3,509,007,424

Bonds
Corporate Debt Securities	—	11,225,702	—	11,225,702

Total Bonds	—	11,225,702	—	11,225,702

Other
Equity-Linked Notes	—	120,969,094	—	120,969,094
Affiliated Money Market Fund (b)	82,509,423	—	—	82,509,423
Investments of Cash Collateral Received for Securities on Loan (c)	392,454,172	477,198,003	—	869,652,175

Total Other	474,963,595	598,167,097	—	1,073,130,692

Total	$3,974,271,019	$619,092,799	$—	$4,593,363,818

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2009.

(c)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

Portfolio of Investments
RiverSource VP — Dynamic Equity Fund
Sept. 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (97.1%)

Issuer	Shares		Value(a)
Aerospace & Defense (1.3%)
AeroVironment	4,098	(b)	$115,113
American Science & Engineering	2,580		175,543
Ceradyne	13,439	(b)	246,337
Cubic	4,695		185,312
General Dynamics	94,226		6,086,999
Goodrich	33,909		1,842,615
ITT	19,290		1,005,974
Northrop Grumman	82,132		4,250,331
Rockwell Collins	18,253		927,252
United Technologies	40,266		2,453,407

Total			17,288,883

Air Freight & Logistics (0.2%)
Air Transport Services Group	26,290	(b)	90,963
Atlas Air Worldwide Holdings	3,779	(b)	120,815
CH Robinson Worldwide	42,167		2,435,145
FedEx	6,274		471,930

Total			3,118,853

Airlines (0.1%)
Alaska Air Group	13,129	(b)	351,726
Allegiant Travel	6,010	(b)	228,921
Hawaiian Holdings	31,450	(b)	259,777
SkyWest	38,152		632,560
UAL	20,263	(b)	186,825
US Airways Group	39,343	(b)	184,912

Total			1,844,721

Auto Components (0.2%)
ArvinMeritor	13,344		104,350
Cooper Tire & Rubber	27,316		480,215
Dana Holding	32,497	(b)	221,305
Exide Technologies	30,351	(b)	241,897
Goodyear Tire & Rubber	26,402	(b)	449,626
Johnson Controls	35,633		910,780
Spartan Motors	12,260		63,016
Tenneco	12,599	(b)	164,291

Total			2,635,480

Automobiles (0.2%)
Ford Motor	135,678	(b)	978,238
Harley-Davidson	88,541		2,036,443

Total			3,014,681

Issuer	Shares		Value(a)
Beverages (2.5%)
Brown-Forman Cl B	18,790		906,054
Coca-Cola	383,898		20,615,322
Coca-Cola Enterprises	146,426		3,134,981
Pepsi Bottling Group	41,023		1,494,878
PepsiCo	139,785		8,199,788

Total			34,351,023

Biotechnology (1.6%)
Amgen	274,550	(b)	16,536,146
Biogen Idec	51,492	(b)	2,601,376
Cephalon	19,352	(b)	1,127,060
Isis Pharmaceuticals	29,866	(b)	435,148
Myriad Genetics	26,053	(b)	713,852
Onyx Pharmaceuticals	3,141	(b)	94,136
PDL BioPharma	17,070		134,512

Total			21,642,230

Building Products (0.1%)
Apogee Enterprises	11,967		179,744
Insteel Inds	13,220		157,979
Masco	96,124		1,241,922

Total			1,579,645

Capital Markets (4.5%)
Bank of New York Mellon	233,144		6,758,845
BGC Partners Cl A	51,731		221,409
GFI Group	34,019		245,957
Goldman Sachs Group	132,740		24,470,619
Greenhill & Co	2,425		217,232
Knight Capital Group Cl A	11,585	(b)	251,974
MF Global	27,179	(b,c)	197,591
Morgan Stanley	724,629		22,376,544
MVC Capital	14,603		128,214
Oppenheimer Holdings Cl A	3,329		81,061
optionsXpress Holdings	5,516		95,316
Penson Worldwide	22,254	(b)	216,754
Prospect Capital	7,106		76,105
State Street	98,551		5,183,783
Stifel Financial	3,813	(b)	209,334
SWS Group	15,741		226,670
T Rowe Price Group	14,223	(d)	649,991

Total			61,607,399

Chemicals (1.7%)
Air Products & Chemicals	36,574		2,837,411
Calgon Carbon	12,999	(b,d)	192,775
CF Inds Holdings	16,910		1,458,149
Dow Chemical	366,083		9,543,784
Eastman Chemical	14,651		784,415
EI du Pont de Nemours & Co	59,516		1,912,844
Innophos Holdings	7,688		142,228
NewMarket	1,575		146,538
Olin	18,482	(d)	322,326

Issuer	Shares		Value(a)
OM Group	17,411	(b,d)	529,120
PPG Inds	34,231		1,992,587
Sigma-Aldrich	30,638	(d)	1,653,839
Solutia	16,482	(b)	190,862
Terra Inds	2,385	(d)	82,688
WR Grace & Co	53,415	(b,d)	1,161,242

Total			22,950,808

Commercial Banks (2.5%)
BancFirst	5,779	(d)	213,418
BB&T	122,711	(d)	3,342,648
Comerica	51,838		1,538,033
Fifth Third Bancorp	163,029		1,651,484
First Horizon Natl	164,840	(b,d)	2,180,834
KeyCorp	293,203		1,905,820
Marshall & Ilsley	112,113		904,752
PNC Financial Services Group	224,558	(d)	10,911,273
SunTrust Banks	186,291	(d)	4,200,862
Trustmark	10,154	(d)	193,434
UMB Financial	5,345	(d)	216,152
Wells Fargo & Co	229,790	(d)	6,475,482
Zions Bancorporation	42,599	(d)	765,504

Total			34,499,696

Commercial Services & Supplies (0.3%)
Avery Dennison	26,470		953,184
Comfort Systems USA	9,682	(d)	112,214
GeoEye	6,661	(b,d)	178,515
Healthcare Services Group	9,185	(d)	168,637
Herman Miller	6,650	(d)	112,452
HNI	9,948	(d)	234,773
Kimball Intl Cl B	21,474		163,847
Rollins	10,768	(d)	202,977
RR Donnelley & Sons	56,974		1,211,266
Steelcase Cl A	21,654	(d)	134,471
United Stationers	5,357	(b)	255,047
Viad	7,691	(d)	153,128

Total			3,880,511

Communications Equipment (1.2%)
3Com	153,605	(b)	803,354
Airvana	23,721	(b,d)	160,591
ARRIS Group	18,589	(b,d)	241,843
Cisco Systems	228,541	(b)	5,379,855
Loral Space & Communications	4,248	(b,d)	116,735
Motorola	73,258		629,286
NETGEAR	10,354	(b,d)	189,996
Neutral Tandem	6,631	(b,d)	150,922
QUALCOMM	179,692		8,082,546
Starent Networks	12,515	(b,d)	318,131
Tellabs	144,979	(b)	1,003,255

Total			17,076,514

Issuer	Shares		Value(a)
Computers & Peripherals (6.7%)
Apple	232,595	(b,d)	43,116,135
Dell	466,057	(b)	7,112,030
Electronics for Imaging	12,723	(b)	143,388
Hewlett-Packard	185,412		8,753,301
IBM	226,619	(e)	27,105,899
Lexmark Intl Cl A	76,612	(b,d)	1,650,222
Novatel Wireless	19,893	(b,d)	225,984
Sun Microsystems	18,063	(b)	164,193
Western Digital	101,757	(b)	3,717,183

Total			91,988,335

Construction & Engineering (0.3%)
EMCOR Group	16,620	(b,d)	420,818
Fluor	40,659		2,067,511
Granite Construction	14,663	(d)	453,673
Layne Christensen	3,743	(b,d)	119,963
Michael Baker	4,389	(b)	159,496
Tutor Perini	22,662	(b,d)	482,701

Total			3,704,162

Construction Materials (—%)
Vulcan Materials	11,930	(d)	645,055

Consumer Finance (0.4%)
Advance America Cash Advance Centers	12,263		68,673
American Express	91,264	(d)	3,093,849
Discover Financial Services	38,099		618,347
SLM	136,105	(b,d)	1,186,836

Total			4,967,705

Distributors (0.1%)
Genuine Parts	41,101		1,564,304

Diversified Consumer Services (0.2%)
Apollo Group Cl A	31,820	(b)	2,344,179
Corinthian Colleges	22,205	(b,d)	412,125
Regis	7,905		122,528
Universal Technical Institute	6,093	(b,d)	120,032

Total			2,998,864

Diversified Financial Services (6.5%)
Bank of America	2,036,202		34,452,538
CIT Group	137,835	(d)	166,780
Citigroup	2,689,560		13,017,470
IntercontinentalExchange	25,607	(b)	2,488,744
JPMorgan Chase & Co	844,783		37,018,392
KKR Financial Holdings LLC	305,901	(b)	1,413,263
NASDAQ OMX Group	30,181	(b)	635,310

Total			89,192,497

Diversified Telecommunication Services (1.5%)
CenturyTel	84,820		2,849,952
Qwest Communications Intl	484,964	(d)	1,847,713
Shenandoah Telecommunications	6,857	(d)	123,083

Issuer	Shares		Value(a)
Verizon Communications	524,667		15,881,670

Total			20,702,418

Electric Utilities (1.2%)
Edison Intl	57,826		1,941,797
FirstEnergy	77,401		3,538,774
Northeast Utilities	39,406		935,498
Pinnacle West Capital	24,611		807,733
Progress Energy	75,908		2,964,966
Southern	200,204	(d)	6,340,461

Total			16,529,229

Electrical Equipment (0.2%)
Emerson Electric	62,608		2,509,328
GrafTech Intl	29,415	(b,d)	432,401

Total			2,941,729

Electronic Equipment, Instruments & Components (1.0%)
Anixter Intl	10,463	(b,d)	419,671
Benchmark Electronics	36,325	(b)	653,850
Corning	596,100		9,126,291
Insight Enterprises	28,726	(b,d)	350,744
Jabil Circuit	52,679		706,425
Methode Electronics	15,895	(d)	137,810
Plexus	3,484	(b,d)	91,769
SYNNEX	8,317	(b,d)	253,502
Tyco Electronics	117,059	(c,d)	2,608,075

Total			14,348,137

Energy Equipment & Services (2.2%)
Baker Hughes	80,917	(d)	3,451,919
Basic Energy Services	22,581	(b,d)	191,713
BJ Services	75,028		1,457,794
Cal Dive Intl	8,878	(b)	87,803
Complete Production Services	14,615	(b,d)	165,150
Diamond Offshore Drilling	17,497	(d)	1,671,313
ENSCO Intl	83,186	(d)	3,538,732
GulfMark Offshore	6,113	(b,d)	200,140
Halliburton	237,714		6,446,803
Key Energy Services	39,876	(b,d)	347,320
Lufkin Inds	4,326	(d)	230,057
Nabors Inds	89,602	(b,c,d)	1,872,682
Natl Oilwell Varco	112,391	(b)	4,847,424
Noble	31,187	(c)	1,183,859
Parker Drilling	72,322	(b,d)	394,878
Rowan Companies	47,606	(d)	1,098,270
Smith Intl	59,515	(d)	1,708,081
TETRA Technologies	18,177	(b)	176,135
Weatherford Intl	29,126	(b,c)	603,782
Willbros Group	12,022	(b,d)	183,095

Total			29,856,950

Food & Staples Retailing (2.6%)
Casey’s General Stores	17,171	(d)	538,826

Issuer	Shares		Value(a)
Ingles Markets Cl A	8,288	(d)	131,199
Pantry	9,949	(b,d)	156,000
Ruddick	3,812	(d)	101,475
SUPERVALU	17,896		269,514
Walgreen	101,189		3,791,552
Wal-Mart Stores	587,059		28,818,727
Whole Foods Market	62,368	(b,d)	1,901,600
Winn-Dixie Stores	23,608	(b,d)	309,737

Total			36,018,630

Food Products (1.0%)
Archer-Daniels-Midland	235,181		6,871,989
Cal-Maine Foods	7,538	(d)	201,792
ConAgra Foods	81,504		1,767,007
Darling Intl	20,481	(b)	150,535
Dean Foods	47,605	(b,d)	846,893
Diamond Foods	5,429	(d)	172,208
Fresh Del Monte Produce	11,071	(b,c)	250,315
Green Mountain Coffee Roasters	5,320	(b,d)	392,829
J&J Snack Foods	3,543		153,022
Lancaster Colony	2,887	(d)	148,016
Ralcorp Holdings	4,757	(b)	278,142
Sanderson Farms	4,681	(d)	176,193
Sara Lee	183,562		2,044,881
TreeHouse Foods	5,998	(b,d)	213,949

Total			13,667,771

Gas Utilities (0.2%)
Laclede Group	5,287		170,030
New Jersey Resources	9,242	(d)	335,577
Nicor	17,869		653,827
Questar	39,934		1,499,921

Total			2,659,355

Health Care Equipment & Supplies (0.7%)
Becton Dickinson & Co	51,457		3,589,126
CR Bard	8,989	(d)	706,625
ICU Medical	4,644	(b,d)	171,178
Medtronic	64,751		2,382,837
NuVasive	6,763	(b,d)	282,423
St. Jude Medical	62,721	(b)	2,446,746
Thoratec	15,060	(b,d)	455,866

Total			10,034,801

Health Care Providers & Services (2.5%)
Aetna	117,495		3,269,886
AMERIGROUP	23,809	(b,d)	527,846
Bio-Reference Laboratories	2,940	(b,d)	101,136
Cardinal Health	103,760		2,780,768
Chemed	2,334	(d)	102,439
CIGNA	219,022	(d)	6,152,327
Coventry Health Care	47,432	(b)	946,743
Emergency Medical Services Cl A	3,441	(b)	160,007
HealthSpring	32,051	(b,d)	392,625

Issuer	Shares		Value(a)
HMS Holdings	8,174	(b,d)	312,492
Humana	11,189	(b)	417,350
Kindred Healthcare	27,742	(b,d)	450,253
Laboratory Corp of America Holdings	19,806	(b,d)	1,301,254
Magellan Health Services	16,925	(b,d)	525,691
McKesson	50,578		3,011,920
Molina Healthcare	11,390	(b,d)	235,659
Quest Diagnostics	42,404	(d)	2,213,065
RehabCare Group	4,590	(b)	99,557
Triple-S Management Cl B	8,352	(b,c,d)	140,063
UnitedHealth Group	433,331		10,850,607
Universal American Financial	12,166	(b,d)	114,604
WellCare Health Plans	15,382	(b)	379,166

Total			34,485,458

Health Care Technology (—%)
Allscripts-Misys Healthcare Solutions	13,575	(d)	275,165
Computer Programs & Systems	2,407	(d)	99,674
Eclipsys	5,754	(b,d)	111,052

Total			485,891

Hotels, Restaurants & Leisure (1.6%)
Bally Technologies	5,579	(b)	214,066
BJ’s Restaurants	4,873	(b,d)	73,046
California Pizza Kitchen	6,114	(b,d)	95,501
McDonald’s	217,176		12,394,235
Starbucks	327,245	(b,d)	6,757,610
Starwood Hotels & Resorts Worldwide	12,982	(d)	428,795
Wyndham Worldwide	92,220		1,505,030

Total			21,468,283

Household Durables (0.7%)
American Greetings Cl A	14,339	(d)	319,760
Black & Decker	21,537		996,948
DR Horton	148,086	(d)	1,689,661
Harman Intl Inds	39,020		1,321,998
KB Home	29,637	(d)	492,271
Lennar Cl A	73,437	(d)	1,046,477
Natl Presto Inds	2,790	(d)	241,363
Newell Rubbermaid	22,190	(d)	348,161
Pulte Homes	183,098	(d)	2,012,247
Tupperware Brands	3,234		129,101
Whirlpool	17,591	(d)	1,230,666

Total			9,828,653

Household Products (0.6%)
Clorox	37,877		2,227,925
Colgate-Palmolive	81,026		6,180,663

Total			8,408,588

Independent Power Producers & Energy Traders (0.1%)
Constellation Energy Group	62,543		2,024,517

Issuer	Shares		Value(a)
Industrial Conglomerates (2.4%)
General Electric	1,754,074		28,801,895
Seaboard	195	(d)	253,504
Textron	65,096	(d)	1,235,522
Tyco Intl	65,539	(c)	2,259,785

Total			32,550,706

Insurance (5.8%)
AFLAC	33,850		1,446,749
Allstate	654,882	(d)	20,052,486
American Physicians Capital	2,569		74,013
Amerisafe	11,339	(b,d)	195,598
Assurant	58,511		1,875,863
Chubb	74,738		3,767,543
Cincinnati Financial	31,518	(d)	819,153
CNA Surety	6,309	(b)	102,206
Conseco	37,419	(b)	196,824
eHealth	5,000	(b,d)	72,600
Employers Holdings	19,591	(d)	303,269
Flagstone Reinsurance Holdings	9,026	(c)	101,813
Hartford Financial Services Group	123,843		3,281,840
Horace Mann Educators	20,251	(d)	282,906
Lincoln Natl	154,399		4,000,478
Max Capital Group	20,855	(c)	445,671
Meadowbrook Insurance Group	13,008	(d)	96,259
MetLife	221,884	(d)	8,447,124
Montpelier Re Holdings	17,595	(c)	287,150
Natl Financial Partners	13,518		117,877
Odyssey Re Holdings	4,978	(d)	322,624
Platinum Underwriters Holdings	28,755	(c,d)	1,030,579
Principal Financial Group	140,243	(d)	3,841,256
ProAssurance	5,027	(b,d)	262,359
Progressive	229,516	(b)	3,805,375
Prudential Financial	96,211		4,801,891
RLI	3,126	(d)	164,990
Safety Insurance Group	6,515		214,474
Torchmark	30,449	(d)	1,322,400
Tower Group	7,998	(d)	195,071
Travelers Companies	339,051		16,691,481
Unum Group	52,131		1,117,689
Validus Holdings	—	(c)	2
Zenith Natl Insurance	15,449	(d)	477,374

Total			80,214,987

Internet & Catalog Retail (0.6%)
Amazon.com	88,200	(b)	8,234,351
NetFlix	5,460	(b,d)	252,088
NutriSystem	17,433	(d)	266,028
PetMed Express	4,929	(d)	92,912

Total			8,845,379

Internet Software & Services (0.1%)
EarthLink	62,369	(d)	524,523
ModusLink Global Solutions	26,578	(b)	215,016
ValueClick	8,908	(b,d)	117,497

Issuer	Shares		Value(a)
Vistaprint	6,416	(b,c,d)	325,612

Total			1,182,648

IT Services (1.0%)
Affiliated Computer Services Cl A	20,630	(b)	1,117,527
Automatic Data Processing	136,372	(d)	5,359,419
Ciber	42,960	(b,d)	171,840
Computer Sciences	71,774	(b)	3,783,208
Convergys	65,189	(b)	647,979
CSG Systems Intl	10,800	(b)	172,908
Euronet Worldwide	7,201	(b,d)	173,040
Fiserv	28,356	(b)	1,366,759
Heartland Payment Systems	6,293	(d)	91,311
ManTech Intl Cl A	3,312	(b,d)	156,194
MAXIMUS	2,982	(d)	138,961
Total System Services	11,825	(d)	190,501
Wright Express	6,002	(b,d)	177,119

Total			13,546,766

Leisure Equipment & Products (0.2%)
Brunswick	24,516	(d)	293,702
Eastman Kodak	140,627	(d)	672,197
JAKKS Pacific	21,478	(b,d)	307,565
Mattel	81,263		1,500,115
Polaris Inds	2,814	(d)	114,755

Total			2,888,334

Life Sciences Tools & Services (0.2%)
Life Technologies	45,786	(b)	2,131,338

Machinery (1.2%)
Caterpillar	62,011	(d)	3,183,025
Chart Inds	8,960	(b)	193,446
Eaton	40,227		2,276,446
EnPro Inds	3,957	(b,d)	90,457
Force Protection	45,049	(b)	245,968
Illinois Tool Works	95,283		4,069,537
Ingersoll-Rand	167,072	(c,d)	5,124,098
Manitowoc	78,386	(d)	742,315
Mueller Inds	22,663		540,966
NACCO Inds Cl A	4,002		240,400
Terex	5,556	(b,d)	115,176

Total			16,821,834

Media (1.5%)
CBS Cl B	334,456	(d)	4,030,195
Gannett	157,084	(d)	1,965,121
Meredith	24,578	(d)	735,865
Natl CineMedia	8,512		144,449
New York Times Cl A	32,923	(d)	267,335
News Corp Cl A	692,677		8,305,197
Viacom Cl B	192,723	(b)	5,403,953
WorldSpace Cl A	146,291	(b,d)	1,024

Total			20,853,139

Issuer	Shares		Value(a)
Metals & Mining (2.2%)
AK Steel Holding	50,070		987,881
Alcoa	236,989	(d)	3,109,296
Allegheny Technologies	53,994	(d)	1,889,250
AM Castle & Co	12,753	(d)	126,765
Brush Engineered Materials	5,342	(b,d)	130,665
Century Aluminum	10,906	(b,d)	101,971
Freeport-McMoRan Copper & Gold	130,407		8,947,224
Haynes Intl	3,353	(b,d)	106,692
Horsehead Holding	22,367	(b,d)	262,141
Kaiser Aluminum	3,984	(d)	144,858
Newmont Mining	134,383	(d)	5,915,540
Nucor	78,600	(d)	3,694,986
Olympic Steel	7,466	(d)	214,200
Royal Gold	5,306	(d)	241,954
RTI Intl Metals	8,041	(b,d)	200,301
Timminco	277,094	(b,c,d)	346,886
United States Steel	65,777	(d)	2,918,525
Worthington Inds	17,984		249,978

Total			29,589,113

Multiline Retail (1.2%)
Big Lots	38,649	(b,d)	966,998
Dillard’s Cl A	23,798	(d)	335,552
Family Dollar Stores	64,912		1,713,677
JC Penney	55,501		1,873,158
Kohl’s	128,415	(b)	7,326,075
Macy’s	96,323		1,761,748
Nordstrom	45,125	(d)	1,378,118
Sears Holdings	20,987	(b,d)	1,370,661

Total			16,725,987

Multi-Utilities (0.9%)
CH Energy Group	4,065	(d)	180,120
Consolidated Edison	74,711	(d)	3,058,668
PG&E	145,190	(d)	5,878,744
SCANA	26,367	(d)	920,208
Xcel Energy	99,336	(d)	1,911,225

Total			11,948,965

Office Electronics (0.1%)
Xerox	112,739		872,600

Oil, Gas & Consumable Fuels (10.5%)
Apache	47,986		4,406,554
Chevron	1,007,070		70,927,939
ConocoPhillips	447,261		20,198,307
Hess	73,718		3,940,964
Knightsbridge Tankers	6,119	(c)	79,792
Marathon Oil	336,284		10,727,460
McMoRan Exploration	22,729	(b,d)	171,604
Murphy Oil	63,759		3,670,606
Occidental Petroleum	171,840	(d)	13,472,256

Issuer	Shares		Value(a)
Patriot Coal	12,380	(b,d)	145,589
Peabody Energy	58,635		2,182,395
Penn Virginia	6,514	(d)	149,236
Pioneer Natural Resources	21,027		763,070
Range Resources	28,530	(d)	1,408,241
Rosetta Resources	14,521	(b,d)	213,313
Stone Energy	9,098	(b,d)	148,388
Sunoco	86,246		2,453,699
Swift Energy	17,535	(b)	415,229
Tesoro	85,935	(d)	1,287,306
USEC	49,943	(b,d)	234,233
Valero Energy	330,883	(d)	6,415,821
Western Refining	19,486	(b,d)	125,685
World Fuel Services	9,910	(d)	476,374

Total			144,014,061

Paper & Forest Products (—%)
Intl Paper	8,977		199,559
Schweitzer-Mauduit Intl	3,090	(d)	167,972
Wausau Paper	14,592	(d)	145,920

Total			513,451

Personal Products (—%)
Chattem	1,745	(b,d)	115,885

Pharmaceuticals (12.1%)
Abbott Laboratories	82,406		4,076,625
Allergan	85,655		4,861,778
Auxilium Pharmaceuticals	10,690	(b,d)	365,705
Bristol-Myers Squibb	229,878		5,176,853
Forest Laboratories	128,182	(b)	3,773,678
Johnson & Johnson	808,749	(d)	49,244,727
King Pharmaceuticals	61,372	(b,d)	660,976
Merck & Co	445,879	(d)	14,103,153
Mylan	112,752	(b,d)	1,805,160
Par Pharmaceutical Companies	9,514	(b,d)	204,646
Pfizer	3,816,002	(d)	63,154,833
Schering-Plough	328,053		9,267,497
Valeant Pharmaceuticals Intl	13,368	(b,d)	375,106
ViroPharma	31,858	(b)	306,474
Watson Pharmaceuticals	25,567	(b,d)	936,775
Wyeth	146,016		7,093,457

Total			165,407,443

Professional Services (0.1%)
Administaff	9,901	(d)	260,099
Heidrick & Struggles Intl	7,331	(d)	170,519
ICF Intl	4,692	(b,d)	142,261
Kelly Services Cl A	15,660	(d)	192,618
Korn/Ferry Intl	14,884	(b,d)	217,158
Spherion	17,075	(b)	106,036
TrueBlue	19,857	(b,d)	279,388

Total			1,368,079

Issuer	Shares		Value(a)
Real Estate Investment Trusts (REITs) (0.1%)
Anworth Mtge Asset	16,840		132,699
Capstead Mtge	35,904		499,425
Getty Realty	4,371	(d)	107,264
MFA Financial	43,860		349,126

Total			1,088,514

Road & Rail (0.1%)
Arkansas Best	17,752	(d)	531,495
Ryder System	23,177	(d)	905,293
Saia	8,846	(b,d)	142,244

Total			1,579,032

Semiconductors & Semiconductor Equipment (2.0%)
Amkor Technology	65,492	(b,d)	450,585
Broadcom Cl A	112,019	(b)	3,437,863
Intel	669,701		13,106,048
MEMC Electronic Materials	52,775	(b)	877,648
Monolithic Power Systems	9,292	(b,d)	217,897
NVIDIA	192,324	(b,d)	2,890,630
OmniVision Technologies	14,764	(b)	240,358
Sigma Designs	12,679	(b,d)	184,226
Silicon Image	72,130	(b,d)	175,276
Teradyne	18,491	(b,d)	171,042
Texas Instruments	219,606		5,202,466
Zoran	16,155	(b)	186,106

Total			27,140,145

Software (2.7%)
EPIQ Systems	5,946	(b)	86,217
Informatica	13,636	(b,d)	307,901
Intuit	123,759	(b,d)	3,527,132
Microsoft	1,189,769		30,803,119
Pegasystems	5,548	(d)	191,572
Red Hat	65,796	(b,d)	1,818,601
Rovi	9,902	(b,d)	332,707
Take-Two Interactive Software	24,772	(d)	277,694
Taleo Cl A	8,540	(b)	193,346
TiVo	21,852	(b)	226,387

Total			37,764,676

Specialty Retail (4.1%)
Abercrombie & Fitch Cl A	65,660	(d)	2,158,901
AnnTaylor Stores	12,488	(b,d)	198,434
Asbury Automotive Group	18,325		232,361
AutoNation	66,146	(b,d)	1,195,920
AutoZone	9,860	(b,d)	1,441,729
Bed Bath & Beyond	59,048	(b,d)	2,216,662
Best Buy	68,385	(d)	2,565,805
Brown Shoe	16,965	(d)	136,059
Cato Cl A	11,568	(d)	234,715
Charlotte Russe Holding	11,250	(b,d)	196,875
Children’s Place Retail Stores	6,548	(b,d)	196,178
Collective Brands	12,794	(b,d)	221,720

Issuer	Shares		Value(a)
Dress Barn	21,079	(b,d)	377,946
Gap	125,281	(d)	2,681,013
Genesco	7,145	(b)	171,980
Group 1 Automotive	11,988	(d)	321,878
Home Depot	806,308		21,480,045
Hot Topic	31,608	(b)	236,744
Jo-Ann Stores	9,150	(b,d)	245,495
Jos A Bank Clothiers	5,931	(b,d)	265,531
Limited Brands	64,190		1,090,588
Lowe’s Companies	380,769		7,973,303
Men’s Wearhouse	26,968		666,110
Monro Muffler Brake	3,312		105,288
Office Depot	87,281	(b)	577,800
OfficeMax	28,426	(d)	357,599
O’Reilly Automotive	56,216	(b,d)	2,031,646
Pacific Sunwear of California	28,322	(b,d)	145,858
RadioShack	46,005	(d)	762,303
Rent-A-Center	20,379	(b,d)	384,756
Sherwin-Williams	49,367	(d)	2,969,919
Sonic Automotive Cl A	9,105		95,603
Stage Stores	11,781	(d)	152,682
Staples	54,919	(d)	1,275,219
Tiffany & Co	6,560	(d)	252,757
Wet Seal Cl A	41,566	(b,d)	157,119

Total			55,774,541

Textiles, Apparel & Luxury Goods (0.7%)
Carter’s	11,707	(b)	312,577
Coach	57,496		1,892,768
Crocs	23,031	(b,d)	153,156
Deckers Outdoor	1,490	(b,d)	126,427
Fossil	5,950	(b,d)	169,278
Fuqi Intl	2,935	(b,c,d)	85,937
Iconix Brand Group	11,158	(b)	139,140
Jones Apparel Group	39,808		713,757
Nike Cl B	66,620	(d)	4,310,314
Skechers USA Cl A	11,691	(b,d)	200,384
VF	17,107	(d)	1,239,060
Warnaco Group	2,364	(b,d)	103,685

Total			9,446,483

Thrifts & Mortgage Finance (0.1%)
Freddie Mac	61,112	(b,d)	110,002
Ocwen Financial	18,886	(b,d)	213,790
People’s United Financial	63,215	(d)	983,625

Total			1,307,417

Tobacco (0.3%)
Alliance One Intl	17,381	(b,d)	77,867
Lorillard	47,515		3,530,365
Universal	3,692	(d)	154,399

Total			3,762,631

Issuer	Shares		Value(a)
Trading Companies & Distributors (—%)
Fastenal	4,849	(d)	187,656
H&E Equipment Services	23,958	(b,d)	271,444
Rush Enterprises Cl A	13,301	(b,d)	171,849

Total			630,949

Water Utilities (—%)
California Water Service Group	4,663	(d)	181,577

Wireless Telecommunication Services (0.2%)
Sprint Nextel	729,635	(b,d)	2,882,058
Syniverse Holdings	17,051	(b,d)	298,393
USA Mobility	13,522	(d)	174,163

Total			3,354,614

Total Common Stocks (Cost: $1,244,265,809)			$1,335,633,070

Exchange Traded Funds (2.2%)

	Shares	Value(a)
iShares MSCI Emerging Markets Index Fund	659,108	$25,645,892
Vanguard Emerging Markets ETF	106,321	4,099,738

Total Exchange Traded Funds (Cost: $29,090,800)		$29,745,630

Money Market Fund (2.2%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.28%	29,892,159	(f)	$29,892,159

Total Money Market Fund (Cost: $29,892,159)			$29,892,159

Investments of Cash Collateral Received for Securities on Loan (8.9%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	122,235,050	$122,235,050

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $122,235,050)		$122,235,050

Investments of Cash Collateral Received for Securities on Loan (15.7%)

	Coupon	Principal
Issuer	rate	amount	Value(a)
Asset-Backed Commercial Paper (3.3%)
Arabella Finance LLC
10-08-09	0.63%	$4,998,785	$4,998,785
Belmont Funding LLC
10-06-09	0.52	9,998,989	9,998,989
Ebbets Funding LLC
10-06-09	0.47	7,999,269	7,999,269
Grampian Funding LLC
10-21-09	0.37	4,998,458	4,998,458
Rheingold Securitization
12-16-09	0.38	4,995,936	4,995,936
Tasman Funding
10-23-09	0.30	2,999,250	2,999,250

	Coupon	Principal
Issuer	rate	amount	Value(a)
Versailles Commercial Paper LLC
10-13-09	0.55	9,994,958	9,994,958

Total			45,985,645

Certificates of Deposit (9.2%)
Banco Espirito Santo e Comm London
10-06-09	0.30	10,000,000	10,000,000
Banco Popular Espanol
10-05-09	0.30	2,999,225	2,999,225
Banco Santander Madrid
10-13-09	0.45	5,000,000	5,000,000
Banco Santander NY
11-09-09	0.41	5,000,000	5,000,000
Bayrische Hypo-Und Vereinsbank
10-29-09	0.39	7,000,000	7,000,000
Caisse de Depots et Consignment Paris
10-19-09	0.43	5,493,832	5,493,832
Calyon London
11-19-09	0.35	4,995,532	4,995,532
Credit Indusrial et Comm London
11-18-09	0.37	5,000,000	5,000,000
11-27-09	0.39	2,000,026	2,000,026
10-13-09	0.52	3,994,692	3,994,692
Danske Bank Copenhagen
11-24-09	0.32	5,000,000	5,000,000
Dexia Credit Local du France
10-09-09	0.43	2,999,504	2,999,504
ING Bank London
10-13-09	0.50	5,000,000	5,000,000
Jyske
12-10-09	0.44	4,994,445	4,994,445
Mizuho London
10-29-09	0.49	2,000,000	2,000,000
Monte de Paschi
10-14-09	0.40	5,000,083	5,000,083
Nederlandse Waterschapsbank
10-20-09	0.40	4,994,894	4,994,894
Norinchukin Bank NY
11-20-09	0.41	10,000,000	10,000,000
Raiffeisen Zentralbank Oest Vienna
10-05-09	0.29	10,000,000	10,000,000
San Paolo Imi Ireland
10-07-09	0.40	4,995,005	4,995,005
Sumitomo Mitsui Banking Corp Brussels
11-19-09	0.44	10,000,000	10,000,000
Ulster Bank Ireland, Dublin
10-15-09	0.47	10,000,000	10,000,000

Total			126,467,238

Commercial Paper (2.3%)
BTM Capital
10-08-09	0.45	3,998,600	3,998,600
Citigroup Funding
10-05-09	0.40	9,998,111	9,998,111

	Coupon	Principal
Issuer	rate	amount	Value(a)
KBC Financial Products
11-02-09	0.48	12,993,996	12,993,996
Natixis Commercial Paper
10-05-09	0.29	4,998,792	4,998,792

Total			31,989,499

Repurchase Agreements (0.9%)
Morgan Stanley
10-01-09	0.23	7,000,000	7,000,000
RBS Securities
10-01-09	0.50	5,000,000	5,000,000

Total			12,000,000

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $216,442,382)			$216,442,382

Total Investments in Securities (Cost: $1,641,926,200)			$1,733,948,291

Investments in Derivatives
Futures Contracts Outstanding at Sept. 30, 2009

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

S&P500 Index	47	$12,371,575	Dec. 2009	$165,263
Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Sept. 30, 2009, the value of foreign securities represented 1.2% of net assets.

(d)	At Sept. 30, 2009, security was partially or fully on loan.

(e)	At Sept. 30, 2009, investments in securities included securities valued at $2,392,200 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(f)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2009.
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated June 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2009:

	Fair value at Sept. 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$1,335,633,070	$—	$—	$1,335,633,070

Total Equity Securities	1,335,633,070	—	—	1,335,633,070

Other
Exchange Traded Funds	29,745,630	—	—	29,745,630
Affiliated Money Market Fund (b)	29,892,159	—	—	29,892,159
Investments of Cash Collateral Received for Securities on Loan (c)	122,235,050	216,442,382	—	338,677,432

Total Other	181,872,839	216,442,382	—	398,315,221

Investments in Securities	1,517,505,909	216,442,382	—	1,733,948,291
Other Financial Instruments (d)	165,263	—	—	165,263

Total	$1,517,671,172	$216,442,382	$—	$1,734,113,554

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2009.

(c)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

(d)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Portfolio of Investments
RiverSource VP — Global Bond Fund
Sept. 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (95.0%)(c)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Argentina (0.1%)
Republic of Argentina
Sr Unsecured
09-12-13	7.00%	$1,752,000		$1,347,288
12-15-35	0.00	4,700,000	(i)	312,550

Total				1,659,838

Australia (1.5%)
Australia & New Zealand Banking Group
(Australian Dollar)
11-08-11	6.50	1,180,000		1,059,279
Commonwealth Bank of Australia
(European Monetary Unit) Sr Unsub
11-12-09	3.38	1,555,000		2,280,044
New South Wales Treasury
(Australian Dollar)
05-01-12	6.00	19,630,000		17,654,610
Telstra
Sr Unsecured
04-01-12	6.38	1,050,000		1,116,581
Westpac Banking
(Australian Dollar) Sr Unsub
09-24-12	7.25	1,700,000		1,545,837

Total				23,656,351

Austria (1.5%)
Republic of Austria
(European Monetary Unit)
07-15-14	4.30	14,625,000		22,974,192

Belgium (1.7%)
Fortis Bank
(European Monetary Unit) Sr Unsecured
05-30-14	4.50	1,910,000		2,899,670
Kingdom of Belgium
(European Monetary Unit)
03-28-10	3.00	9,140,000		13,522,493
09-28-12	5.00	6,635,000		10,567,369

Total				26,989,532

Brazil (1.9%)
Banco Nacional de Desenvolvimento Economico e Social
Sr Unsecured
06-16-18	6.37	1,165,000	(d)	1,224,706
06-10-19	6.50	1,960,000	(d)	2,061,200
Centrais Eletricas Brasileiras
Sr Unsecured
07-30-19	6.88	1,025,000	(d)	1,105,535

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federative Republic of Brazil
01-15-18	8.00	1,563,056		1,810,018
01-07-41	5.63	1,000,000	(l)	974,980
Federative Republic of Brazil
(Brazilian Real)
01-05-16	12.50	2,400,000		1,488,987
Federative Republic of Brazil
Sr Unsecured
10-14-19	8.88	335,000		434,663
Nota do Tesouro Nacional
(Brazilian Real) Series F
01-01-12	10.00	1,670,000		9,425,271
Nota do Tesouro Nacional
(Brazilian Real) Series F
01-01-13	10.00	2,142,900		11,799,853

Total				30,325,213

Canada (2.8%)
Canadian Pacific Railway
(Canadian Dollar)
Sr Unsecured
06-15-10	4.90	395,000	(d)	378,147
Cenovus Energy
Sr Nts
11-15-39	6.75	2,420,000	(d,q)	2,610,868
Govt of Canada
(Canadian Dollar)
06-01-18	4.25	4,800,000		4,853,144
Molson Coors Capital Finance
09-22-10	4.85	2,300,000		2,376,595
Province of British Columbia
(Canadian Dollar)
06-18-14	5.30	5,890,000		6,103,672
Province of Ontario
(Canadian Dollar)
03-08-14	5.00	10,085,000		10,318,386
Province of Quebec
(Canadian Dollar)
12-01-17	4.50	5,300,000		5,234,844
Royal Bank of Canada
(European Monetary Unit) Sr Unsecured
01-18-13	3.25	2,235,000		3,335,220
Thomson Reuters
10-01-14	5.70	4,550,000		4,989,293
Toronto-Dominion Bank
(European Monetary Unit) Sr Unsecured
05-14-15	5.38	2,100,000		3,341,037

Total				43,541,206

Colombia (0.2%)
Ecopetrol
07-23-19	7.63	855,000	(d)	932,239
Republic of Colombia
09-18-37	7.38	1,350,000	(q)	1,525,500
Republic of Colombia
Sr Unsecured
03-18-19	7.38	750,000	(q)	857,625

Total				3,315,364

	Coupon	Principal
Issuer	rate	amount		Value(a)
Czech Republic (0.2%)
Czech Republic
(Czech Koruna)
06-16-13	3.70	42,800,000		2,496,207

Denmark (0.7%)
Danske Bank
(European Monetary Unit)
03-16-10	0.82	1,450,000	(h)	2,125,405
Nykredit Realkredit
(Danish Krone)
04-01-28	5.00	29,296,227		5,880,209
Nykredit Realkredit
(European Monetary Unit)
01-01-10	5.00	2,170,000		3,203,085

Total				11,208,699

France (5.1%)
BNP Paribas
(European Monetary Unit) Sr Sub Nts
12-17-12	5.25	1,965,000		3,088,983
Caisse Refinance Hypothe
(European Monetary Unit)
10-11-10	4.38	3,150,000		4,745,880
Compagnie de Financement Foncier
(European Monetary Unit)
06-25-10	5.63	3,830,000		5,776,327
Credit Agricole
(European Monetary Unit) Sr Unsecured
06-24-13	6.00	1,950,000		3,171,053
Electricite de France
(European Monetary Unit) Sr Unsecured
02-05-18	5.00	1,450,000		2,250,284
France Telecom
(European Monetary Unit) Sr Unsecured
02-21-17	4.75	3,435,000		5,249,138
Govt of France
(European Monetary Unit)
04-25-12	5.00	8,310,000		13,172,719
04-25-13	4.00	17,935,000		27,921,124
10-25-16	5.00	8,370,000		13,747,755
Veolia Environnement
(European Monetary Unit)
01-16-17	4.38	1,050,000		1,537,234

Total				80,660,497

Germany (6.5%)
Bayerische Landesbank
(Japanese Yen)
04-22-13	1.40	576,000,000		6,359,455
Bundesrepublik Deutschland
(European Monetary Unit)
07-04-10	5.25	6,390,000		9,672,681
07-04-19	3.50	5,000,000		7,483,237
07-04-27	6.50	14,240,000		27,510,735
07-04-28	4.75	7,710,000		12,408,200
07-04-34	4.75	14,025,000		22,776,125

	Coupon	Principal
Issuer	rate	amount		Value(a)
Deutsche Pfandbriefbank
(European Monetary Unit) Series G6
01-15-10	5.50	4,460,000		6,604,853
Landwirtschaftliche Rentenbank
(Australian Dollar)
06-15-11	5.75	3,530,000		3,151,878
Rheinische Hypothekenbank
(European Monetary Unit) Series 803
07-05-10	5.75	4,210,000	(d)	6,366,689

Total				102,333,853

Greece (1.3%)
Hellenic Republic
(European Monetary Unit)
08-20-12	4.10	4,365,000		6,685,629
Hellenic Republic
(European Monetary Unit) Sr Unsub
10-22-22	5.90	7,975,000		13,174,693

Total				19,860,322

Indonesia (0.8%)
Govt of Indonesia
(Indonesian Rupiah)
05-15-16	10.75	31,710,000,000		3,491,645
Govt of Indonesia
(Indonesian Rupiah) Series FR43
07-15-22	10.25	53,607,000,000		5,468,819
Perusahaan Penerbit SBSN
04-23-14	8.80	465,000	(d)	531,745
Republic of Indonesia
Sr Unsecured
01-17-18	6.88	2,080,000	(d)	2,225,600
02-17-37	6.63	595,000	(d)	586,075
01-17-38	7.75	150,000	(d)	165,750

Total				12,469,634

Ireland (0.1%)
GE Capital UK Funding
(British Pound)
04-26-10	5.88	955,000		1,551,445

Italy (4.3%)
Buoni Poliennali Del Tesoro
(European Monetary Unit)
01-15-10	3.00	11,180,000		16,469,816
04-15-12	4.00	6,060,000		9,333,014
08-01-15	3.75	2,410,000		3,647,822
02-01-19	4.25	6,880,000		10,416,620
11-01-26	7.25	8,675,191		16,700,620
11-01-27	6.50	2,400,000		4,296,277
Intesa Sanpaolo
(European Monetary Unit) Sr Unsecured
12-19-13	5.38	1,200,000		1,904,468
Italy Buoni Poliennali Del Tesoro
(European Monetary Unit)
07-01-12	2.50	2,650,000		3,917,863
Telecom Italia Capital
11-15-13	5.25	370,000	(q)	389,219

Total				67,075,719

	Coupon	Principal
Issuer	rate	amount		Value(a)
Japan (11.7%)
Bayer Holding
(Japanese Yen)
06-28-12	1.96	130,000,000		1,435,912
Development Bank of Japan
(Japanese Yen)
06-20-12	1.40	1,592,000,000		18,169,843
Govt of Japan CPI Linked
(Japanese Yen)
03-10-18	1.40	1,219,404,000	(g)	12,767,240
Govt of Japan
(Japanese Yen)
09-20-17	1.70	1,963,000,000		23,073,883
12-20-22	1.40	1,213,000,000		13,060,369
12-20-26	2.10	2,533,000,000		28,847,228
09-20-29	2.10	1,075,000,000		12,052,685
12-20-34	2.40	565,000,000		6,576,444
03-20-39	2.30	420,000,000		4,770,675
Govt of Japan
(Japanese Yen) Series 239
06-20-12	1.40	1,565,600,000		17,959,007
Govt of Japan
(Japanese Yen) Series 244
12-20-12	1.00	1,349,500,000		15,337,533
Govt of Japan
(Japanese Yen) Series 267
12-20-14	1.30	716,000,000		8,240,417
Govt of Japan
(Japanese Yen) Series 50
09-20-10	0.80	1,906,800,000		21,378,024

Total				183,669,260

Kazakhstan (—%)
KazMunaiGaz Finance
07-02-18	9.13	550,000	(d)	583,333

Luxembourg (0.1%)
Gaz Capital
Secured
11-22-16	6.21	600,000	(d)	576,000
08-16-37	7.29	570,000	(d,q)	522,975

Total				1,098,975

Malaysia (0.5%)
Petronas Capital
05-22-12	7.00	315,000		346,027
05-22-12	7.00	1,895,000	(d)	2,084,762
08-12-19	5.25	5,725,000	(d)	5,742,539

Total				8,173,328

Mexico (1.4%)
Mexican Fixed Rate Bonds
(Mexican Peso) Series M-10
12-17-15	8.00	179,680,000		13,554,977
Mexican Fixed Rate Bonds
(Mexican Peso) Series MI-10
12-19-13	8.00	79,600,000		6,059,846

	Coupon	Principal
Issuer	rate	amount		Value(a)
Pemex Project Funding Master Trust
03-01-18	5.75	1,813,000	(q)	1,792,604
United Mexican States
Sr Unsecured
09-27-34	6.75	315,000		346,500

Total				21,753,927

Netherlands (4.0%)
Allianz Finance II
(European Monetary Unit)
11-23-16	4.00	750,000		1,114,756
BMW Finance
(European Monetary Unit)
09-19-13	8.88	1,950,000		3,373,160
Deutsche Telekom Intl Finance
(British Pound)
12-09-10	6.25	1,190,000		1,985,767
Deutsche Telekom Intl Finance
(European Monetary Unit)
01-19-15	4.00	3,755,000		5,544,545
E.ON Intl Finance
(European Monetary Unit)
10-02-17	5.50	1,040,000		1,666,412
Govt of Netherlands
(European Monetary Unit)
07-15-12	5.00	8,070,000		12,831,597
07-15-13	4.25	7,541,000		11,840,196
07-15-16	4.00	6,155,000		9,523,180
ING Groep
(European Monetary Unit) Sr Unsecured
05-31-17	4.75	3,125,000		4,633,066
Nederlandse Waterschapsbank
(British Pound) Sr Unsub
06-07-10	5.38	2,150,000		3,531,836
Rabobank Nederland
(European Monetary Unit) Sr Unsub
04-04-12	4.13	2,290,000		3,517,672
Telefonica Europe
09-15-10	7.75	3,725,000		3,940,283

Total				63,502,470

New Zealand (0.9%)
Govt of New Zealand
(New Zealand Dollar)
04-15-13	6.50	17,730,000		13,421,524

Norway (1.8%)
Eksportfinans
(British Pound) Sr Unsecured
09-06-10	6.00	3,070,000		5,070,022
Govt of Norway
(Norwegian Krone)
05-16-11	6.00	94,745,000		17,244,155
Kommunalbanken
(British Pound) Sr Unsecured
01-28-10	4.75	3,770,000		6,101,583

Total				28,415,760

	Coupon	Principal
Issuer	rate	amount		Value(a)
Philippine Islands (0.2%)
Power Sector Assets & Liabilities
05-27-19	7.25	2,600,000	(d,q)	2,769,000
Republic of Philippines
01-14-31	7.75	960,000	(q)	1,090,800

Total				3,859,800

Poland (1.2%)
Govt of Poland
(Polish Zloty)
04-25-13	5.25	20,490,000		7,104,927
Govt of Poland
(Polish Zloty) Series 1017
10-25-17	5.25	20,660,000		6,828,735
Govt of Poland
(Polish Zloty) Series 310
03-24-10	5.75	15,425,000		5,416,510

Total				19,350,172

Qatar (0.2%)
Ras Laffan Liquefied Natural Gas
Sr Secured
09-30-14	5.50	890,000	(d)	947,852
State of Qatar
Sr Nts
04-09-19	6.55	1,750,000	(d)	1,958,621

Total				2,906,473

Russia (0.2%)
Russian Federation
03-31-30	7.50	2,890,500	(d,q)	3,150,645
TransCapitalInvest for Transneft
Secured
03-05-14	5.67	670,000	(d)	651,910

Total				3,802,555

South Africa (0.4%)
Republic of South Africa
(South African Rand) Sr Unsecured
12-21-14	8.75	44,890,000		6,073,828

South Korea (0.6%)
Export-Import Bank of Korea
Sr Nts
01-21-14	8.13	3,430,000		3,847,655
Export-Import Bank of Korea
Sr Unsecured
01-14-15	5.88	1,450,000		1,529,743
Korea Development Bank
(Japanese Yen)
Sr Unsecured
06-28-10	0.87	400,000,000		4,386,996

Total				9,764,394

Spain (2.3%)
AyT Cedulas Cajas Global
(European Monetary Unit)
06-14-18	4.25	4,900,000		6,996,964

	Coupon	Principal
Issuer	rate	amount		Value(a)
Caja de Ahorros y Monte de Piedad de Madrid
(European Monetary Unit)
03-25-11	3.50	5,800,000		8,678,815
Govt of Spain
(European Monetary Unit)
07-30-17	5.50	6,350,000		10,609,115
Instituto de Credito Oficial
(Australian Dollar)
03-08-11	5.50	3,840,000		3,396,873
Santander Intl Debt
(European Monetary Unit) Bank Guaranteed
04-11-11	5.13	2,400,000		3,657,912
Telefonica Emisiones SAU
(European Monetary Unit)
02-02-16	4.38	1,850,000		2,754,831

Total				36,094,510

Supra-National (0.8%)
Corp Andina de Fomento
Sr Unsecured
06-04-19	8.13	2,420,000	(q)	2,817,444
European Investment Bank
(British Pound) Sr Unsecured
12-07-11	5.50	5,310,000		9,140,605

Total				11,958,049

Sweden (1.7%)
Govt of Sweden
(Swedish Krona)
05-05-14	6.75	116,900,000		19,707,266
Govt of Sweden
(Swedish Krona) Series 1045
03-15-11	5.25	46,980,000		7,166,766

Total				26,874,032

Tunisia (0.3%)
Banque Centrale de Tunisie
(Japanese Yen)
08-02-10	3.30	360,000,000		3,991,244

Turkey (0.2%)
Republic of Turkey
04-03-18	6.75	696,000		729,060
03-17-36	6.88	660,000		660,000
Republic of Turkey
Sr Unsecured
07-14-17	7.50	950,000		1,047,375

Total				2,436,435

United Kingdom (2.9%)
SABMiller
01-15-14	5.70	2,610,000	(d)	2,817,829
United Kingdom Treasury
(British Pound)
03-07-19	4.50	7,500,000		12,851,396
03-07-25	5.00	2,565,000		4,585,487
12-07-27	4.25	4,400,000		7,293,748

	Coupon	Principal
Issuer	rate	amount		Value(a)
03-07-36	4.25	3,760,000		6,140,910
12-07-38	4.75	6,200,000		11,017,150
12-07-49	4.25	950,000		1,569,777

Total				46,276,297

United States (34.3%)
Allied Waste North America
04-15-13	7.88	1,370,000		1,404,250
American Express Credit Account Master Trust
Series 2006-2 Cl A
01-15-14	5.35	4,175,000		4,441,106
AmeriCredit Automobile Receivables Trust
Series 2007-DF Cl A3A (FSA)
07-06-12	5.49	1,441,138	(m)	1,458,988
Anadarko Petroleum
Sr Unsecured
09-15-16	5.95	3,540,000		3,750,838
Ashland
06-01-17	9.13	605,000	(d,q)	647,350
AT&T
Sr Unsecured
01-15-38	6.30	1,180,000		1,244,649
02-15-39	6.55	3,275,000		3,570,542
Ball
09-01-16	7.13	90,000	(q)	91,800
09-01-19	7.38	95,000	(q)	96,425
Bank of America
Sr Unsecured
05-01-18	5.65	7,245,000		7,148,547
Bear Stearns Commercial Mtge Securities
Series 2003-T10 Cl A1
03-13-40	4.00	137,104	(f)	134,127
BMW Vehicle Lease Trust
Series 2009-1 Cl A2
04-15-11	2.04	4,900,000		4,921,421
CC Holdings GS V LLC/Crown Castle GS III
Sr Secured
05-01-17	7.75	2,445,000	(d)	2,530,575
CenterPoint Energy Houston Electric LLC
Series U
03-01-14	7.00	1,690,000		1,922,802
CenterPoint Energy Resources
Sr Unsecured
02-15-11	7.75	2,445,000		2,599,976
Chesapeake Energy
01-15-16	6.63	690,000		652,050
Citibank Credit Card Issuance Trust
(European Monetary Unit) Series 2001 Cl A4
04-10-13	5.38	3,550,000		5,100,466
Citibank Omni Master Trust
Series 2007-A9A Cl A9
12-23-13	1.35	6,225,000	(d,h)	6,220,434
Citigroup Commercial Mtge Trust
Series 2005-C3 Cl A1
05-15-43	4.39	211,309	(f)	211,886
Citigroup
(European Monetary Unit) Sr Unsecured
08-02-19	5.00	1,905,000		2,592,787
Citigroup
Sr Unsecured
05-15-18	6.13	720,000	(q)	708,943

	Coupon	Principal
Issuer	rate	amount		Value(a)
Citigroup/Deutsche Bank Commercial Mtge Trust
Series 2005-CD1 Cl ASB
07-15-44	5.23	1,075,000	(f)	1,128,537
Cleveland Electric Illuminating
1st Mtge
11-15-18	8.88	2,450,000		3,104,981
Clorox
Sr Unsecured
03-01-13	5.00	55,000		58,374
Colorado Interstate Gas
Sr Unsecured
11-15-15	6.80	5,731,000		6,373,136
Comcast
03-15-11	5.50	3,450,000	(q)	3,628,890
07-01-39	6.55	1,000,000		1,068,626
Commercial Mtge Pass-Through Ctfs
Series 2006-CN2A Cl BFL
02-05-19	0.56	450,000	(d,f,h)	313,535
Community Health Systems
07-15-15	8.88	461,000	(q)	472,525
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2006-22R Cl 1A2
05-25-36	6.00	1,296,449	(f)	974,901
Coventry Health Care
Sr Unsecured
08-15-14	6.30	1,115,000		1,094,832
Cricket Communications
Sr Secured
05-15-16	7.75	1,650,000	(d,q)	1,674,750
CS First Boston Mtge Securities
Series 2002-CKS4 Cl A1
11-15-36	4.49	972,264	(f)	991,781
CS First Boston Mtge Securities
Series 2004-C2 Cl A1
05-15-36	3.82	132,744	(f)	131,964
CS First Boston Mtge Securities
Series 2005-C4 Cl A1
08-15-38	4.77	474,011	(f)	476,578
CSC Holdings
Sr Unsecured
04-15-14	8.50	680,000	(d,q)	715,700
02-15-19	8.63	495,000	(d,q)	524,700
DaVita
03-15-13	6.63	1,090,000	(q)	1,079,100
Del Monte
Sr Sub Nts
10-15-19	7.50	1,110,000	(d,l)	1,121,100
Denbury Resources
03-01-16	9.75	885,000		940,313
Detroit Edison
Sr Secured
10-01-13	6.40	2,375,000		2,627,474
DISH DBS
10-01-14	6.63	1,026,000		997,785
02-01-16	7.13	510,000		506,175

	Coupon	Principal
Issuer	rate	amount		Value(a)
Dow Chemical
(European Monetary Unit) Sr Unsecured
05-27-11	4.63	1,505,000		2,238,983
Dow Chemical
Sr Unsecured
05-15-19	8.55	2,210,000		2,484,362
DTE Energy
Sr Unsecured
05-15-14	7.63	3,275,000		3,614,974
Duke Energy Indiana
1st Mtge
08-15-38	6.35	1,770,000		2,102,694
Dunkin Securitization
Series 2006-1 Cl A2 (AMBAC)
06-20-31	5.78	2,125,000	(d,m,q)	2,004,321
El Paso
Sr Unsecured
12-12-13	12.00	1,305,000	(q)	1,490,963
06-15-14	6.88	410,000		401,800
Erac USA Finance
10-15-17	6.38	5,050,000	(d)	5,039,241
Exelon
Sr Unsecured
06-15-10	4.45	2,350,000		2,398,328
Federal Home Loan Mtge Corp #A11799
08-01-33	6.50	67,002	(f)	71,968
Federal Home Loan Mtge Corp #A15881
11-01-33	5.00	655,330	(f)	683,595
Federal Home Loan Mtge Corp #C02873
05-01-37	6.50	1,911,521	(f)	2,040,222
Federal Home Loan Mtge Corp #E01377
05-01-18	4.50	344,624	(f)	363,964
Federal Home Loan Mtge Corp #E91326
09-01-17	6.50	70,096	(f)	75,143
Federal Home Loan Mtge Corp #E99967
10-01-18	5.00	376,198	(f)	401,346
Federal Home Loan Mtge Corp #G01535
04-01-33	6.00	608,845	(f)	655,921
Federal Natl Mtge Assn
10-15-14	4.63	10,950,000	(q)	11,952,856
11-15-30	6.63	9,850,000	(q)	12,713,523
Federal Natl Mtge Assn #254632
02-01-18	5.50	929,747	(f)	996,209
Federal Natl Mtge Assn #254686
04-01-18	5.50	1,075,354	(f)	1,150,881
Federal Natl Mtge Assn #254722
05-01-18	5.50	563,198	(f)	602,754
Federal Natl Mtge Assn #255079
02-01-19	5.00	3,353,393	(f)	3,562,718
Federal Natl Mtge Assn #255377
08-01-34	7.00	301,378	(f)	330,767
Federal Natl Mtge Assn #440730
12-01-28	6.00	419,429	(f)	451,419
Federal Natl Mtge Assn #555417
05-01-33	6.00	737,588	(f)	786,039
Federal Natl Mtge Assn #555528
04-01-33	6.00	1,226,320	(f)	1,306,107
Federal Natl Mtge Assn #555531
06-01-33	5.50	1,755,908	(f)	1,847,361
Federal Natl Mtge Assn #555734
07-01-23	5.00	406,035	(f)	425,669

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Natl Mtge Assn #555740
08-01-18	4.50	187,673	(f)	198,633
Federal Natl Mtge Assn #555851
01-01-33	6.50	2,726,427	(f)	2,943,803
Federal Natl Mtge Assn #575487
04-01-17	6.50	196,198	(f)	211,888
Federal Natl Mtge Assn #621581
12-01-31	6.50	236,782	(f)	258,257
Federal Natl Mtge Assn #631315
02-01-17	5.50	123,171	(f)	132,226
Federal Natl Mtge Assn #639965
08-01-17	6.00	411,022	(f)	442,632
Federal Natl Mtge Assn #640996
05-01-32	7.50	192,549	(f)	214,974
Federal Natl Mtge Assn #646147
06-01-32	7.00	137,139	(f)	152,615
Federal Natl Mtge Assn #652284
08-01-32	6.50	155,894	(f)	168,226
Federal Natl Mtge Assn #653145
07-01-17	6.00	73,366	(f)	79,108
Federal Natl Mtge Assn #654121
09-01-17	6.00	268,240	(f)	287,577
Federal Natl Mtge Assn #655589
08-01-32	6.50	626,789	(f)	683,166
Federal Natl Mtge Assn #666424
08-01-32	6.50	139,679	(f)	150,728
Federal Natl Mtge Assn #670461
11-01-32	7.50	77,209	(f)	86,201
Federal Natl Mtge Assn #684595
03-01-33	6.00	501,480	(f)	534,108
Federal Natl Mtge Assn #687583
04-01-33	6.00	1,291,074	(f)	1,380,712
Federal Natl Mtge Assn #688034
03-01-33	5.50	180,268	(f)	190,484
Federal Natl Mtge Assn #688691
03-01-33	5.50	268,750	(f)	282,747
Federal Natl Mtge Assn #720786
09-01-33	5.50	787,885	(f)	828,921
Federal Natl Mtge Assn #725162
02-01-34	6.00	1,327,650	(f)	1,412,785
Federal Natl Mtge Assn #725232
03-01-34	5.00	627,004	(f)	650,934
Federal Natl Mtge Assn #725424
04-01-34	5.50	3,482,180	(f)	3,663,544
Federal Natl Mtge Assn #735029
09-01-13	5.32	488,260	(f)	499,107
Federal Natl Mtge Assn #735883
03-01-33	6.00	4,120,821	(f)	4,439,019
Federal Natl Mtge Assn #739474
10-01-33	5.50	404,431	(f)	429,847
Federal Natl Mtge Assn #741850
09-01-33	5.50	1,191,654	(f)	1,253,720
Federal Natl Mtge Assn #745257
01-01-36	6.00	1,462,307	(f)	1,556,393
Federal Natl Mtge Assn #745283
01-01-36	5.50	3,934,514	(f,n)	4,132,059
Federal Natl Mtge Assn #748110
10-01-33	6.50	1,394,593	(f,n)	1,502,296
Federal Natl Mtge Assn #753507
12-01-18	5.00	1,157,525	(f)	1,234,843

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Natl Mtge Assn #755498
11-01-18	5.50	729,758	(f)	781,512
Federal Natl Mtge Assn #756799
11-01-33	6.50	339,098	(f)	365,560
Federal Natl Mtge Assn #756844
02-01-19	5.00	266,429	(f)	282,394
Federal Natl Mtge Assn #757299
09-01-19	4.50	1,911,308	(f,n)	2,013,051
Federal Natl Mtge Assn #759336
01-01-34	6.00	3,051,111	(f)	3,280,876
Federal Natl Mtge Assn #765946
02-01-34	5.50	5,428,315	(f)	5,711,040
Federal Natl Mtge Assn #783646
06-01-34	5.50	496,392	(f)	521,625
Federal Natl Mtge Assn #791393
10-01-19	5.50	1,368,334	(f)	1,461,018
Federal Natl Mtge Assn #794298
09-01-19	5.50	1,064,929	(f)	1,137,061
Federal Natl Mtge Assn #886292
07-01-36	7.00	2,765,656	(f)	3,034,647
Federal Natl Mtge Assn #888120
10-01-35	5.00	5,058,237	(f)	5,243,389
Federal Natl Mtge Assn #933478
03-01-23	5.00	4,889,862	(f)	5,134,462
Federal Natl Mtge Assn #948012
11-01-37	6.00	9,228,677	(f)	9,757,019
Forest Oil
Sr Nts
02-15-14	8.50	1,085,000	(d,q)	1,093,138
Freeport-McMoRan Copper & Gold
Sr Unsecured
04-01-17	8.38	1,365,000		1,452,019
Frontier Communications
Sr Unsecured
05-01-14	8.25	1,280,000		1,318,400
10-01-18	8.13	735,000	(l)	739,594
GE Capital Commercial Mtge
Series 2005-C1 Cl A5
06-10-48	4.77	500,000	(f)	476,888
General Electric Capital Assurance
Series 2003-1 Cl A4
05-12-35	5.25	1,131,501	(d,f)	1,143,736
General Electric Capital
(New Zealand Dollar) Sr Unsecured
02-04-10	6.63	6,190,000		4,493,219
General Electric Capital
Sr Unsecured
01-10-39	6.88	1,930,000	(q)	2,021,347
Georgia-Pacific LLC
05-01-16	8.25	920,000	(d)	954,500
Goldman Sachs Group
(European Monetary Unit) Sr Unsecured
05-02-18	6.38	1,125,000		1,812,018
Goldman Sachs Group
Sr Unsecured
02-15-19	7.50	1,705,000		1,950,540
Govt Natl Mtge Assn #604708
10-15-33	5.50	472,639	(f)	499,446
Govt Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2002-80 Cl CI
01-20-32	44.35	145,418	(f,e)	4,045

	Coupon	Principal
Issuer	rate	amount		Value(a)
Greenwich Capital Commercial Funding
Series 2003-C1 Cl A3
07-05-35	3.86	2,325,000	(f)	2,350,064
Greenwich Capital Commercial Funding
Series 2004-GG1 Cl A5
06-10-36	4.88	500,000	(f)	500,833
GS Mtge Securities II
Series 2007-EOP Cl J
03-06-20	1.10	2,400,000	(d,f,h)	1,806,236
GS Mtge Securities II
Series 2007-GG10 Cl F
08-10-45	5.81	1,475,000	(f,q)	174,050
Harborview Mtge Loan Trust
Collateralized Mtge Obligation
Series 2004-1 Cl A4
04-19-34	4.78	3,767,421	(f,h)	3,005,663
HCA
Secured
02-15-17	9.88	960,000	(d,q)	1,017,600
HCA
Secured Pay-in-kind
11-15-16	9.63	42,000	(j)	43,680
HSBC Finance
(British Pound) Sr Unsecured
01-22-10	6.13	590,000		952,367
Indiana Michigan Power
Sr Nts
03-15-19	7.00	7,973,000		9,220,685
INVISTA
Sr Unsecured
05-01-12	9.25	1,427,000	(d)	1,434,135
Jarden
05-01-16	8.00	1,020,000		1,045,500
JPMorgan Chase & Co
Sr Unsecured
01-15-18	6.00	2,115,000		2,270,082
JPMorgan Chase Commercial Mtge Securities
Series 2003-LN1 Cl A1
10-15-37	4.13	2,544,098	(f)	2,590,021
JPMorgan Chase Commercial Mtge Securities
Series 2003-ML1A Cl A1
03-12-39	3.97	139,070	(f)	141,091
JPMorgan Chase Commercial Mtge Securities
Series 2003-ML1A Cl A2
03-12-39	4.77	1,625,000	(f)	1,591,539
JPMorgan Chase Commercial Mtge Securities
Series 2006-LDP6 Cl ASB
04-15-43	5.49	2,650,000	(f)	2,663,284
JPMorgan Chase Commercial Mtge Securities
Series 2006-LDP7 Cl ASB
04-15-45	5.87	2,800,000	(f)	2,857,590
JPMorgan Chase Commercial Mtge Securities
Series 2007-CB20 Cl A4
02-12-51	5.79	3,150,000	(f)	2,745,118
JPMorgan Chase Commercial Mtge Securities
Series 2007-CB20 Cl E
02-12-51	6.20	1,700,000	(d,f)	139,861

	Coupon	Principal
Issuer	rate	amount		Value(a)
Kraft Foods
Sr Unsecured
02-11-13	6.00	315,000		337,876
02-01-18	6.13	470,000		498,049
01-26-39	6.88	1,350,000	(q)	1,492,152
L-3 Communications
06-15-12	7.63	1,505,000	(q)	1,527,575
07-15-13	6.13	960,000		972,000
Lamar Media
04-01-14	9.75	540,000	(q)	584,550
08-15-15	6.63	1,120,000		1,041,600
LB-UBS Commercial Mtge Trust
Series 2004-C2 Cl A3
03-15-29	3.97	650,000	(f)	629,840
LB-UBS Commercial Mtge Trust
Series 2006-C4 Cl AAB
06-15-32	5.86	925,000	(f)	921,034
Lehman Brothers Holdings
Sr Unsecured
05-02-18	6.88	2,530,000	(b,o)	449,075
Liberty Media LLC
Sr Unsecured
05-15-13	5.70	724,000		685,990
Mellon Funding
(British Pound)
11-08-11	6.38	1,240,000		2,132,948
MGM MIRAGE
Sr Secured
11-15-17	11.13	950,000	(d)	1,045,000
MGM MIRAGE
Sr Unsecured
03-01-18	11.38	1,415,000	(d,q)	1,330,100
Morgan Stanley Capital I
Series 2003-T11 Cl A2
06-13-41	4.34	188,695	(f)	190,093
Morgan Stanley Capital I
Series 2004-HQ4 Cl A5
04-14-40	4.59	690,000	(f)	663,424
Morgan Stanley Capital I
Series 2006-T23 Cl AAB
08-12-41	5.80	775,000	(f)	792,397
Morgan Stanley
(European Monetary Unit) Sr Unsecured
10-02-17	5.50	2,475,000		3,664,865
Morgan Stanley
Sr Unsecured
04-01-18	6.63	610,000		645,028
Nalco
Sr Nts
05-15-17	8.25	745,000	(d)	787,838
Natl Collegiate Student Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2006-3 Cl AIO
01-25-12	5.88	3,400,000	(e)	481,314
Nevada Power
08-01-18	6.50	850,000		929,898
NewPage
Sr Secured
12-31-14	11.38	1,110,000	(d)	1,090,575

	Coupon	Principal
Issuer	rate	amount		Value(a)
News America
12-15-35	6.40	180,000		181,580
11-15-37	6.65	3,200,000	(q)	3,333,424
Nextel Communications
Series D
08-01-15	7.38	1,180,000		1,059,050
Nielsen Finance LLC
08-01-14	10.00	670,000	(q)	673,350
NiSource Finance
09-15-17	5.25	710,000		667,142
01-15-19	6.80	2,000,000		2,047,630
Norfolk Southern
Sr Unsecured
04-01-18	5.75	350,000		380,714
Northern States Power
1st Mtge Series B
08-28-12	8.00	1,635,000		1,900,854
Northwest Pipeline
Sr Unsecured
06-15-16	7.00	2,515,000		2,861,192
04-15-17	5.95	3,125,000		3,327,641
NRG Energy
02-01-16	7.38	2,265,000		2,191,388
Omnicare
12-15-13	6.75	1,280,000		1,238,400
PacifiCorp
1st Mtge
09-15-13	5.45	850,000		918,035
PetroHawk Energy
Sr Nts
08-01-14	10.50	1,550,000	(d)	1,666,250
PPL Electric Utilities
1st Mtge
11-30-13	7.13	9,275,000		10,683,392
Quicksilver Resources
08-01-15	8.25	670,000		651,575
Qwest
Sr Unsecured
10-01-14	7.50	350,000		353,500
Range Resources
05-15-19	8.00	1,420,000	(q)	1,455,500
Regal Cinemas
07-15-19	8.63	560,000	(d,q)	579,600
Renaissance Home Equity Loan Trust
Series 2005-4 Cl A3
02-25-36	5.57	473,012		422,309
RR Donnelley & Sons
Sr Unsecured
01-15-17	6.13	6,700,000		6,316,841
SandRidge Energy
06-01-18	8.00	730,000	(d)	706,275
Santander Drive Auto Receivables Trust
Series 2007-1 Cl A4 (FGIC)
09-15-14	0.29	4,136,641	(h,m)	3,937,811
SBA Telecommunications
08-15-16	8.00	240,000	(d)	245,400
08-15-19	8.25	240,000	(d,q)	247,200
Select Medical
02-01-15	7.63	1,650,000		1,544,813

	Coupon	Principal
Issuer	rate	amount		Value(a)
Sierra Pacific Power
Series M
05-15-16	6.00	8,860,000		9,399,565
Southern California Gas
1st Mtge
03-15-14	5.50	1,900,000		2,086,274
Southern Natural Gas
Sr Unsecured
04-01-17	5.90	9,010,000	(d)	9,279,389
Speedway Motorsports
Sr Unsecured
06-01-16	8.75	1,280,000	(d)	1,353,600
Sprint Capital
01-30-11	7.63	169,000	(q)	173,014
Sprint Nextel
Sr Nts
08-15-17	8.38	775,000	(q)	771,125
Starwood Hotels & Resorts Worldwide
Sr Unsecured
10-15-14	7.88	1,005,000	(q)	1,052,738
Structured Asset Securities
Collateralized Mtge Obligation
Series 2003-33H Cl 1A1
10-25-33	5.50	2,539,904	(f)	2,563,219
Tampa Electric
Sr Unsecured
05-15-18	6.10	1,805,000		1,954,384
Time Warner Cable
06-15-39	6.75	985,000	(q)	1,065,301
Toledo Edison
Sr Secured
05-15-37	6.15	1,650,000		1,722,143
Toyota Motor Credit
(European Monetary Unit)
02-12-10	4.00	920,000		1,357,973
Transcontinental Gas Pipe Line LLC
Sr Unsecured
04-15-16	6.40	7,255,000		8,032,736
TransDigm Group
Sr Sub Nts
07-15-14	7.75	600,000	(d,l)	582,750
U.S. Treasury
06-30-11	1.13	40,550,000	(q)	40,784,419
09-30-11	1.00	8,545,000	(q)	8,551,674
07-15-12	1.50	5,095,000	(q)	5,120,475
02-15-14	4.00	2,245,000	(q)	2,428,284
04-30-14	1.88	10,950,000	(q)	10,819,969
05-31-14	2.25	1,870,000	(q)	1,875,698
06-30-14	2.63	4,260,000		4,335,879
07-31-14	2.63	2,225,000	(q)	2,262,200
08-31-14	2.38	9,390,000		9,425,213
06-30-16	3.25	3,000,000		3,072,891
08-15-19	3.63	1,745,000	(q)	1,791,078
08-15-23	6.25	22,000,000		27,575,635
05-15-39	4.25	5,480,000		5,669,230
U-Haul S Fleet LLC
Series 2007-CP1 Cl CP (AMBAC)
05-25-12	5.40	3,000,000	(d,m)	2,941,365

	Coupon	Principal
Issuer	rate	amount		Value(a)
US Cellular
Sr Unsecured
12-15-33	6.70	483,000		497,690
Verizon New York
Sr Unsecured Series A
04-01-12	6.88	5,740,000		6,242,938
Verizon New York
Sr Unsecured Series B
04-01-32	7.38	2,395,000		2,626,127
Verizon Pennsylvania
Sr Unsecured Series A
11-15-11	5.65	1,675,000		1,788,600
Volkswagen Auto Lease Trust
Series 2009-A Cl A3
04-16-12	3.41	2,450,000		2,515,804
Wachovia Bank Commercial Mtge Trust
Series 2003-C7 Cl A2
10-15-35	5.08	1,064,000	(d,f)	1,067,176
Wachovia Bank Commercial Mtge Trust
Series 2005-C20 Cl A5
07-15-42	5.09	925,000	(f)	940,502
Wachovia Bank Commercial Mtge Trust
Series 2006-C24 Cl A3
03-15-45	5.56	3,125,000	(f)	3,018,177
Wachovia Bank Commercial Mtge Trust
Series 2006-C24 Cl APB
03-15-45	5.58	1,200,000	(f)	1,208,070
Wachovia Bank Commercial Mtge Trust
Series 2006-C27 Cl APB
07-15-45	5.73	1,200,000	(f)	1,211,969
Wells Fargo & Co
(European Monetary Unit) Sr Unsecured
11-03-16	4.13	1,150,000		1,675,560
Wells Fargo & Co
Sr Unsecured
12-11-17	5.63	2,110,000		2,216,325
Wells Fargo Mtge Backed Securities Trust
Collateralized Mtge Obligation
Series 2005-14 Cl 2A1
12-25-35	5.50	7,044,866	(f)	6,405,049
Windstream
08-01-16	8.63	1,079,000		1,103,278
03-15-19	7.00	90,000		84,150

Total				540,017,066

Uruguay (0.2%)
Republic of Uruguay
11-18-22	8.00	1,485,000	(q)	1,663,200
Republica Orient Uruguay
Sr Unsecured
03-21-36	7.63	1,700,000	(q)	1,793,500

Total				3,456,700

Venezuela (0.4%)
Petroleos de Venezuela
04-12-17	5.25	2,440,000		1,494,500
Republic of Venezuela
02-26-16	5.75	1,950,000	(q)	1,433,250

	Coupon	Principal
Issuer	rate	amount		Value(a)
Republic of Venezuela
Sr Unsecured
05-07-23	9.00	3,524,000	(q)	2,632,428

Total				5,560,178

Total Bonds (Cost: $1,379,407,348)				$1,493,158,382

Senior Loans (0.1%)(k)

	Coupon	Principal
Borrower	rate	amount		Value(a)
United States (0.1%)
Charter Communications Operating LLC
Term Loan
03-06-14	6.25%	$748,227		$704,501
Fairpoint Communications
Tranche B Term Loan
03-31-15	3.05	1,959,734	(b)	1,472,857

Total Senior Loans (Cost: $1,719,113)				$2,177,358

Money Market Fund (3.7%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.28%	57,459,815	(p)	$57,459,815

Total Money Market Fund (Cost: $57,459,815)			$57,459,815

Investments of Cash Collateral Received for Securities on Loan (5.0%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	78,965,712	$78,965,712

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $78,965,712)		$78,965,712

Total Investments in Securities (Cost: $1,517,551,988)(r)		$1,631,761,267

Investment in Derivatives
Futures Contracts Outstanding at Sept. 30, 2009

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

Euro-BOBL, 5-year	181	$30,600,046	Dec. 2009	$80,856
Euro-Bund, 10-year	57	10,164,379	Dec. 2009	23,516
Japanese Govt Bond, 10-year	28	43,466,616	Dec. 2009	107,370
U.S. Treasury Note, 10-year	(17)	(2,011,578)	Dec. 2009	(14,236)

Total				$197,506

Forward Foreign Currency Contracts Open at Sept. 30, 2009

	Currency to be		Unrealized	Unrealized
Exchange date	delivered	Currency to be received	appreciation	depreciation

Oct. 1, 2009	6,628,904 U.S. Dollar	596,700,789 Japanese Yen	$18,906	$—

Oct. 1, 2009	1,055,125 U.S. Dollar	7,806,763 South African Rand		(15,263)

Oct. 1, 2009	1,107,747 U.S. Dollar	7,693,472 Swedish Krona	—	(3,754)

Oct. 2, 2009	(54,018,852) Czech Koruna	(3,118,871) U.S. Dollar	—	(16,420)

Oct. 15, 2009	(1,180,000) European Monetary Unit	(1,713,012) U.S. Dollar	—	(13,484)

Oct. 19, 2009	7,362,021 U.S. Dollar	7,870,000 Canadian Dollar	—	(10,249)

Oct. 27, 2009	52,523,970 U.S. Dollar	4,842,710,000 Japanese Yen	1,432,072	—

Oct. 30, 2009	(3,090,000) British Pound	(4,953,862) U.S. Dollar	16,087	—

Oct. 30, 2009	4,953,862 U.S. Dollar	3,380,374 European Monetary Unit	—	(7,798)

Nov. 2, 2009	4,666,620 U.S. Dollar	6,600,000 Singapore Dollar	17,655	—

Nov. 3, 2009	7,366,986 U.S. Dollar	99,970,000 Mexican Peso	5,132	—

Total			$1,489,852	$(66,968)

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2009.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2009, the value of these securities amounted to $91,297,450 or 5.8% of net assets.

(e)	Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Sept. 30, 2009.

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2009.

(i)	This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year’s GDP exceeds the ‘base case GDP’, an interest payment is made equal to 0.012225 of the difference.

(j)	Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(k)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(l)	At Sept. 30, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $3,372,091.

(m)	The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

AMBAC	—	Ambac Assurance Corporation
FSA	—	Financial Security Assurance
FGIC	—	Financial Guaranty Insurance Corporation

(n)	At Sept. 30, 2009, investments in securities included securities valued at $1,246,654 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(o)	This position is in bankruptcy.

(p)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2009.

(q)	At Sept. 30, 2009, security was partially or fully on loan.

(r)	At Sept. 30, 2009, the cost of securities for federal income tax purposes was approximately $1,517,552,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$127,489,000
Unrealized depreciation	(13,280,000)

Net unrealized appreciation	$114,209,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements - Valuation of securities in the most recent Semiannual Report dated June 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2009:

	Fair value at Sept. 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Bonds
Foreign Government Obligations & Agencies	$13,066,040	$798,844,644	$—	$811,910,684
U.S. Government Obligations & Agencies	123,933,230	24,445,794	—	148,379,024
Asset-Backed Securities	—	34,445,339	5,880,209	40,325,548
Commercial Mortgage-Backed Securities	—	33,710,508	—	33,710,508
Residential Mortgage-Backed Securities	—	120,622,830	3,005,663	123,628,493
Corporate Debt Securities	—	335,204,125	—	335,204,125

Total Bonds	136,999,270	1,347,273,240	8,885,872	1,493,158,382

Other
Senior Loans	—	2,177,358	—	2,177,358
Affiliated Money Market Fund (a)	57,459,815	—	—	57,459,815
Investments of Cash Collateral Received for Securities on Loan	78,965,712	—	—	78,965,712

Total Other	136,425,527	2,177,358	—	138,602,885

Investments in Securities	273,424,797	1,349,450,598	8,885,872	1,631,761,267
Other Financial Instruments (b)	197,506	1,422,884	—	1,620,390

Total	$273,622,303	$1,350,873,482	$8,885,872	$1,633,381,657

(a)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2009.

(b)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Residential
	Asset-Backed	Mortgage-Backed
	Securities	Securities	Total

Balance as of Dec. 31, 2008	$9,718,682	$8,442,850	$18,161,532
Accrued discounts/premiums	827	72,645	73,472
Realized gain (loss)	126,573	(1,604,106)	(1,477,533)
Change in unrealized appreciation (depreciation)*	318,214	2,113,658	2,431,872
Net purchases (sales)	(1,518,110)	(6,019,384)	(7,537,494)
Transfers in and/or out of Level 3	(2,765,977)	—	(2,765,977)

Balance as of Sept. 30, 2009	$5,880,209	$3,005,663	$8,885,872

*	Change in unrealized appreciation (depreciation) relating to securities held at Sept. 30, 2009 was $2,473,313.

Portfolio of Investments
RiverSource VP — Global Inflation Protected Securities Fund
Sept. 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities

Bonds (94.9%)(c)	Coupon	Principal
Issuer	rate	amount		Value(a)
Australia (1.0%)
Govt of Australia Index-Linked
(Australian Dollar)
08-20-15	4.00%	$7,449,225	(d)	$10,552,236
08-20-20	4.00	7,641,861	(d)	10,377,329

Total				20,929,565

Canada (3.2%)
Govt of Canada
(Canadian Dollar)
12-01-21	4.25	12,427,290	(d)	14,879,815
12-01-26	4.25	32,732,119	(d)	41,575,819
12-01-31	4.00	8,787,170	(d)	11,564,708

Total				68,020,342

France (10.3%)
Govt of France
(European Monetary Unit)
07-25-12	3.00	60,600,076	(d)	95,837,137
07-25-15	1.60	25,223,410	(d)	38,459,666
07-25-20	2.25	51,873,066	(d)	82,269,105

Total				216,565,908

Germany (1.0%)
Deutsche Bundesrepublik Inflation-Linked
(European Monetary Unit)
04-15-16	1.50	14,123,705	(d)	21,378,163

Greece (2.3%)
Hellenic Republic Inflation-Linked
(European Monetary Unit)
07-25-30	2.30	13,655,070	(d)	18,378,179
Hellenic Republic Inflation-Linked
(European Monetary Unit) Sr Unsecured
07-25-25	2.90	20,410,920	(d)	30,987,944

Total				49,366,123

Italy (11.2%)
Buoni Poliennali Del Tesoro
(European Monetary Unit)
09-15-10	0.95	7,148,593	(d)	10,557,599
09-15-17	2.10	43,703,540	(d)	66,654,443
Buoni Poliennali Del Tesoro
(European Monetary Unit) Sr Nts
09-15-35	2.35	47,310,092	(d)	70,428,076
Buoni Poliennali Del Tesoro
(European Monetary Unit) Sr Unsub

Bonds (94.9%)(c)	Coupon	Principal
Issuer	rate	amount		Value(a)
09-15-14	2.15	41,638,704	(d)	64,077,738
09-15-23	2.60	16,230,050	(d)	24,830,473

Total				236,548,329

Japan (2.5%)
Govt of Japan CPI-Linked
(Japanese Yen)
06-10-15	0.50	2,036,160,000	(d)	20,841,609
06-10-18	1.40	2,982,000,000	(d)	30,963,227

Total				51,804,836

Mexico (0.6%)
Mexican Fixed Rate Bonds
(Mexican Peso) Series M-10
12-17-15	8.00	160,330,000		12,095,221

Sweden (1.2%)
Govt of Sweden Inflation-Linked
(Swedish Krona)
12-01-28	3.50	113,930,000	(e)	25,198,789

United Kingdom (15.9%)
United Kingdom Gilt Inflation-Linked
(British Pound)
08-16-13	2.50	6,000,000	(e)	24,496,424
07-26-16	2.50	14,210,000	(e)	65,281,261
04-16-20	2.50	18,590,000	(e)	86,896,964
07-17-24	2.50	1,500,000	(e)	6,149,063
07-22-30	4.13	11,450,000	(e)	45,755,520
11-22-37	1.13	5,275,850	(d)	9,566,729
11-22-47	0.75	5,135,550	(d)	9,067,522
United Kingdom Treasury
(British Pound)
12-07-38	4.75	49,000,000		87,071,021

Total				334,284,504

United States (45.7%)
Credit-Based Asset Servicing and Securitization LLC
Series 2006-CB6 Cl A22
07-25-36	0.34	7,237,902	(f)	6,965,975
Federal Home Loan Banks
09-16-11	1.23	20,000,000		20,022,380
09-28-11	1.25	20,000,000		20,030,700
09-29-11	1.30	35,000,000		35,059,885
Federal Home Loan Mtge Corp 02-24-12	2.05	8,400,000		8,442,160
Structured Asset Securities
Collateralized Mtge Obligation
Series 2006-NC1 Cl A6
05-25-36	0.30	3,761,580	(f)	3,551,261
U.S. Treasury Inflation-Indexed Bond
04-15-11	2.38	40,688,250	(b,d)	41,893,886
01-15-12	3.38	40,267,284	(b,d)	42,819,289
04-15-12	2.00	33,961,920	(b,d)	35,191,050
07-15-12	3.00	51,235,467	(b,d)	54,466,977
04-15-13	0.63	28,529,480	(b,d)	28,465,381
07-15-13	1.88	19,934,030	(b,d)	20,593,115
01-15-14	2.00	45,747,445	(d)	47,374,759

Bonds (94.9%)(c)	Coupon	Principal
Issuer	rate	amount		Value(a)
07-15-14	2.00	17,520,698	(b,d)	18,209,619
01-15-16	2.00	31,467,030	(b,d)	32,645,539
07-15-16	2.50	39,457,170	(b,d)	42,290,775
01-15-17	2.38	34,216,157	(b,d)	36,406,408
07-15-17	2.63	27,536,415	(d)	29,892,782
01-15-18	1.63	31,868,000	(b,d)	32,185,115
07-15-18	1.38	31,958,720	(d)	31,637,549
01-15-19	2.13	41,547,988	(b,d)	43,622,778
07-15-19	1.88	15,129,600	(b,d)	15,573,106
01-15-25	2.38	60,554,090	(d)	63,483,874
01-15-26	2.00	40,147,590	(b,d)	40,057,901
01-15-27	2.38	30,969,680	(d)	32,545,690
01-15-28	1.75	30,840,000	(b,d)	29,547,138
04-15-28	3.63	22,956,909	(d)	28,378,986
01-15-29	2.50	40,023,291	(d)	43,009,978
04-15-29	3.88	50,724,749	(d)	65,304,623
04-15-32	3.38	12,133,100	(b,d)	14,979,852

Total				964,648,531

Total Bonds (Cost: $1,939,602,964)				$2,000,840,311

Money Market Fund (5.8%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.28%	121,266,839	(g)	$121,266,839

Total Money Market Fund (Cost: $121,266,839)			$121,266,839

Investments of Cash Collateral Received for Securities on Loan (17.3%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund (12.6%)
JPMorgan Prime Money Market Fund	265,640,367	$265,640,367

	Coupon	Principal
Issuer	Rate	amount	Value(a)
Asset-Backed Commercial Paper (2.2%)
Arabella Finance 10-08-09	0.63%	$4,998,785	$4,998,785
Belmont Funding LLC 10-06-09	0.52	9,998,989	9,998,989
Ebbets Funding LLC 10-06-09	0.47	7,999,269	7,999,269
Rheingold Securitization 12-16-09	0.38	9,991,872	9,991,872
Rhein-Main Securitisation 10-20-09	0.32	9,997,778	9,997,778
Tasman Funding 10-23-09	0.30	2,999,250	2,999,250
Total			45,985,943

Certificates of Deposit (1.9%)
Banco Espirito Santo e Comm London 10-06-09	0.30	10,000,000	10,000,000
Dexia Credit Local du France 10-09-09	0.42	9,998,347	9,998,347
Monte de Paschi 11-02-09	0.40	10,000,000	10,000,000
Raiffeisen Zentralbank Oest Vienna 10-05-09	0.29	10,000,000	10,000,000
Total			39,998,347

Commercial Paper (0.6%)
KBC Financial Products 11-02-09	0.48	12,993,997	12,993,997

Total			98,978,287

	Coupon	Principal
Issuer	rate	amount	Value(a)
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $364,618,654)			$364,618,654

Total Investments in Securities (Cost: $2,425,488,457)(h)			$2,486,725,804

At Sept. 30, 2009, $923,400 was held in a margin deposit account as collateral to cover initial margin requirements on open interest rate futures contracts.
Investments in Derivatives
Futures Contracts Outstanding at Sept. 30, 2009

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

U.S. Treasury Note, 5-year	(158)	$(18,342,813)	Jan. 2010	$(133,549)
U.S. Treasury Note, 10-year	513	60,702,331	Dec. 2009	566,028

Total				$432,479

Forward Foreign Currency Contracts Open at Sept. 30, 2009

		Currency to be	Unrealized	Unrealized
Exchange date	Currency to be delivered	received	appreciation	depreciation

Oct. 9, 2009	73,190,000 Canadian Dollar	66,901,280 U.S. Dollar	$—	$(1,472,693)
Oct. 9, 2009	176,720,000 Swedish Krona	24,684,236 U.S. Dollar	—	(673,290)
Oct. 9, 2009	2,375,000 Swedish Krona	344,672 U.S. Dollar	3,884	—
Oct. 15, 2009	183,395,000 European Monetary Unit	266,235,438 U.S. Dollar	—	(2,095,628)
Oct. 22, 2009	210,560,000 British Pound	347,213,440 U.S. Dollar	10,741,664	—
Oct. 23, 2009	4,640,000,000 Japanese Yen	51,037,244 U.S. Dollar	—	(659,697)
Nov. 18, 2009	170,600,000 European Monetary Unit	250,650,638 U.S. Dollar	1,038,273	—

Total			$11,783,821	$(4,901,308)

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2009.

(b)	At Sept. 30, 2009, security was partially or fully on loan.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d)	Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(e)	These inflation-indexed bonds are securities in which the principal amount disclosed represents the original face.

(f)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2009.

(g)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2009.

(h)	At Sept. 30, 2009, the cost of securities for federal income tax purposes was approximately $2,425,488,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$86,358,000
Unrealized depreciation	(25,120,000)

Net unrealized appreciation	$61,238,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2009:

	Fair value at Sept. 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Bonds
Foreign Government Obligations & Agencies	$909,946,910	$126,244,870	$—	$1,036,191,780
U.S. Government Obligations & Agencies	—	954,131,295	—	954,131,295
Asset-Backed Securities	—	3,551,261	—	3,551,261
Commercial Mortgage-Backed Securities	—	6,965,975	—	6,965,975

Total Bonds	909,946,910	1,090,893,401	—	2,000,840,311

Other
Affiliated Money Market Fund (a)	121,266,839	—	—	121,266,839
Investments of Cash Collateral Received for Securities on Loan (b)	265,640,367	98,978,287	—	364,618,654

Total Other	386,907,206	98,978,287	—	485,885,493

Investments in Securities	1,296,854,116	1,189,871,688	—	2,486,725,804
Other Financial Instruments (c)	432,479	6,882,513	—	7,314,992

Total	$1,297,286,595	$1,196,754,201	$—	$2,494,040,796

(a)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2009.

(b)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

(c)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Portfolio of Investments
RiverSource VP — High Yield Bond Fund
Sept. 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (87.0%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Aerospace & Defense (1.7%)
L-3 Communications
06-15-12	7.63%	$4,507,000		$4,574,605
07-15-13	6.13	1,010,000		1,022,625
L-3 Communications
Series B
10-15-15	6.38	3,975,000		4,014,750
Spirit AeroSystems Holdings
10-01-17	7.50	775,000	(d)	771,125
TransDigm Group
Sr Sub Nts
07-15-14	7.75	2,095,000	(d,f)	2,034,769

Total				12,417,874

Airlines (0.5%)
Delta Air Lines
Sr Secured
03-15-15	12.25	3,655,000	(d,g)	3,453,975

Automotive (0.4%)
Allison Transmission
Pay-in-Kind
11-01-15	11.25	1,550,000	(d,j)	1,441,500
Tenneco
11-15-15	8.13	1,700,000		1,649,000

Total				3,090,500

Brokerage (0.1%)
Lehman Brothers Holdings
Sr Unsecured
05-02-18	6.88	3,850,000	(b,k)	683,375

Building Materials (1.0%)
Gibraltar Inds
Series B
12-01-15	8.00	8,368,000		7,593,960

Chemicals (4.1%)
Ashland
06-01-17	9.13	1,700,000	(d,g)	1,819,000
Chemtura
06-01-16	6.88	11,425,000	(b)	11,996,250
INVISTA
Sr Unsecured
05-01-12	9.25	8,617,000	(d)	8,660,085
MacDermid
Sr Sub Nts
04-15-17	9.50	5,541,000	(d)	5,097,720

	Coupon	Principal
Issuer	rate	amount		Value(a)
Momentive Performance Materials
Pay-in-kind
12-01-14	10.13	330	(j)	239
Nalco
11-15-13	8.88	2,470,000	(g)	2,537,925

Total				30,111,219

Construction Machinery (1.9%)
Terex
Sr Sub Nts
11-15-17	8.00	3,335,000	(g)	3,059,863
Terex
Sr Unsecured
06-01-16	10.88	5,315,000	(g)	5,793,350
United Rentals North America
06-15-16	10.88	4,895,000	(d,g)	5,237,650

Total				14,090,863

Consumer Cyclical Services (0.7%)
West Corp
10-15-14	9.50	1,185,000		1,161,300
10-15-16	11.00	4,169,000		4,137,733

Total				5,299,033

Consumer Products (3.5%)
AAC Group Holding
Sr Disc Nts
10-01-12	10.25	4,781,000	(d)	4,565,855
ACCO Brands
Sr Secured
03-15-15	10.63	770,000	(d)	805,613
American Achievement
04-01-12	8.25	6,253,000	(d)	6,127,939
Jarden
05-01-16	8.00	2,700,000		2,767,500
05-01-17	7.50	1,845,000		1,789,650
Sealy Mattress
Sr Secured
04-15-16	10.88	1,355,000	(d,g)	1,493,888
Visant
10-01-12	7.63	990,000		991,238
Visant Holding
Sr Disc Nts
12-01-13	10.25	5,165,000		5,319,949
Visant Holding
Sr Nts
12-01-13	8.75	1,567,000		1,594,423

Total				25,456,055

Diversified Manufacturing (0.2%)
CPM Holdings
Sr Secured
09-01-14	10.63	1,185,000	(d)	1,223,513

Electric (4.7%)
CMS Energy
Sr Unsecured
07-17-17	6.55	4,190,000		4,090,210
06-15-19	8.75	810,000	(g)	881,888

	Coupon	Principal
Issuer	rate	amount		Value(a)
Dynegy Holdings
Sr Unsecured
05-01-16	8.38	1,621,000	(g)	1,515,635
05-15-18	7.13	2,255,000		1,736,350
06-01-19	7.75	980,000	(g)	835,450
Edison Mission Energy
Sr Unsecured
06-15-16	7.75	2,583,000		2,260,125
05-15-17	7.00	3,090,000	(g)	2,580,150
Midwest Generation LLC
Pass-Through Ctfs Series B
01-02-16	8.56	4,020,398		4,080,704
NiSource Finance
01-15-19	6.80	2,835,000		2,902,516
09-15-20	5.45	830,000		762,685
NRG Energy
01-15-17	7.38	10,175,000	(g)	9,844,312
Texas Competitive Electric Holdings LLC
Series B
11-01-15	10.25	4,180,000		3,009,600

Total				34,499,625

Entertainment (1.7%)
AMC Entertainment
02-01-16	11.00	1,383,000	(g)	1,472,895
AMC Entertainment
Sr Unsecured
06-01-19	8.75	3,068,000	(g)	3,167,710
Regal Cinemas
07-15-19	8.63	2,675,000	(d)	2,768,625
Speedway Motorsports
Sr Unsecured
06-01-16	8.75	2,505,000	(d)	2,649,038
United Artists Theatre Circuit
Pass-Through Ctfs Series AU4
07-01-15	9.30	1,495,089	(m)	1,536,204
United Artists Theatre Circuit
Pass-Through Ctfs Series AV2
07-01-15	9.30	487,616	(m)	501,025

Total				12,095,497

Environmental (0.1%)
Clean Harbors
Sr Secured
08-15-16	7.63	695,000	(d)	705,425

Food and Beverage (1.9%)
ASG Consolidated LLC/Finance
Sr Disc Nts
11-01-11	11.50	4,640,000		4,500,800
Del Monte
Sr Sub Nts
10-15-19	7.50	3,435,000	(d,f)	3,469,350
Pinnacle Foods Finance LLC
04-01-17	10.63	5,677,000		5,797,636

Total				13,767,786

Gaming (6.7%)
Ameristar Casinos

	Coupon	Principal
Issuer	rate	amount		Value(a)
Sr Unsecured
06-01-14	9.25	1,510,000	(d,g)	1,559,075
Boyd Gaming
Sr Sub Nts
02-01-16	7.13	6,885,000		6,058,800
Circus & Eldorado Jt Venture/Silver Legacy Capital
1st Mtge
03-01-12	10.13	5,880,000		5,115,600
Firekeepers Development Authority
Sr Secured
05-01-15	13.88	4,991,000	(d)	5,290,460
MGM MIRAGE
06-01-16	7.50	203,000		157,325
MGM MIRAGE
Sr Secured
11-15-17	11.13	1,600,000	(d)	1,760,000
MGM MIRAGE
Sr Unsecured
03-01-18	11.38	4,390,000	(d)	4,126,600
Penn Natl Gaming
Sr Sub Nts
08-15-19	8.75	730,000	(d,g)	731,825
Pokagon Gaming Authority
Sr Nts
06-15-14	10.38	5,054,000	(d,g)	5,256,160
San Pasqual Casino
09-15-13	8.00	630,000	(d)	607,950
Seminole Indian Tribe of Florida
10-01-20	7.80	965,000	(d)	823,763
Seminole Indian Tribe of Florida
Sr Secured
10-01-20	6.54	2,615,000	(d)	2,249,240
Seneca Gaming
Sr Unsecured
05-01-12	7.25	1,621,000		1,499,425
Seneca Gaming
Sr Unsecured Series B
05-01-12	7.25	1,530,000		1,415,250
Shingle Springs Tribal Gaming Authority
Sr Nts
06-15-15	9.38	9,900,000	(d)	7,028,999
Tunica-Biloxi Gaming Authority
Sr Unsecured
11-15-15	9.00	5,366,000	(d)	4,802,570

Total				48,483,042

Gas Distributors (0.6%)
Southwestern Energy
Sr Nts
02-01-18	7.50	4,590,000		4,635,900

Gas Pipelines (1.9%)
El Paso
Sr Unsecured
12-12-13	12.00	1,660,000		1,896,550
06-15-14	6.88	525,000		514,500
02-15-16	8.25	1,795,000		1,839,875
Southern Star Central

	Coupon	Principal
Issuer	rate	amount		Value(a)
Sr Nts
03-01-16	6.75	2,857,000		2,728,435
Williams Companies
Sr Unsecured
01-15-20	8.75	1,595,000		1,833,682
Williams Partners LP/Finance
Sr Unsecured
02-01-17	7.25	5,010,000		4,923,382

Total				13,736,424

Health Care (9.2%)
Apria Healthcare Group
Sr Secured
11-01-14	11.25	3,090,000	(d,g)	3,321,750
11-01-14	12.38	1,695,000	(d)	1,809,413
Biomet
Pay-in-kind
10-15-17	10.38	1,070,000	(g,j)	1,136,875
Community Health Systems
07-15-15	8.88	1,983,000	(g)	2,032,575
DaVita
03-15-13	6.63	4,229,000		4,186,710
03-15-15	7.25	7,114,000		7,042,860
HCA
Secured
11-15-16	9.25	7,100,000	(g)	7,339,624
02-15-17	9.88	735,000	(d,g)	779,100
HCA
Secured Pay-in-kind
11-15-16	9.63	4,896,000	(j)	5,091,840
HCA
Sr Secured
04-15-19	8.50	1,655,000	(d)	1,729,475
02-15-20	7.88	2,390,000	(d,g)	2,398,963
IASIS Healthcare LLC/Capital
06-15-14	8.75	1,595,000	(g)	1,595,000
Iverness Medical Innovations
Sr Nts
02-01-16	7.88	970,000	(d,g)	936,050
NMH Holdings
Sr Unsecured Pay-in-kind
06-15-14	7.42	4,170,659	(d,i,j)	2,794,342
Omnicare
06-01-13	6.13	1,020,000		981,750
12-15-13	6.75	3,072,000		2,972,160
12-15-15	6.88	1,690,000		1,622,400
Select Medical
02-01-15	7.63	5,945,000		5,566,006
Select Medical Holdings
Sr Unsecured
09-15-15	6.43	8,601,000	(i)	7,568,879
Vanguard Health Holding I LLC (Zero coupon through 10-01-09, thereafter 11.25%)
10-01-15	6.53	1,725,000	(h)	1,794,000
Vanguard Health Holding II LLC
10-01-14	9.00	4,473,000		4,562,460

Total				67,262,232

	Coupon	Principal
Issuer	rate	amount		Value(a)
Health Care Insurance (0.8%)
Coventry Health Care
Sr Unsecured
08-15-14	6.30	1,430,000		1,404,134
03-15-17	5.95	4,570,000		4,097,695

Total				5,501,829

Home Construction (1.6%)
K Hovnanian Enterprises
Sr Secured
05-01-13	11.50	4,565,000	(g)	4,816,075
Norcraft Holdings LP/Capital
Sr Disc Nts
09-01-12	9.75	3,525,000		3,348,750
William Lyon Homes
02-15-14	7.50	7,960,000		3,741,200

Total				11,906,025

Independent Energy (7.0%)
Berry Petroleum
Sr Nts
06-01-14	10.25	1,940,000		2,070,950
Chesapeake Energy
08-15-14	7.00	2,643,000	(g)	2,557,103
01-15-16	6.63	4,314,000		4,076,730
01-15-18	6.25	1,545,000		1,382,775
Denbury Resources
04-01-13	7.50	468,000		468,000
12-15-15	7.50	167,000		167,000
03-01-16	9.75	2,335,000		2,480,938
Forest Oil
Sr Nts
02-15-14	8.50	2,715,000	(d,g)	2,735,363
Hilcorp Energy I LP/Finance
Sr Unsecured
11-01-15	7.75	6,420,000	(d,g)	6,066,899
PetroHawk Energy
07-15-13	9.13	510,000		524,025
06-01-15	7.88	2,175,000	(g)	2,142,375
PetroHawk Energy
Sr Nts
08-01-14	10.50	2,915,000	(d)	3,133,625
Plains Exploration & Production
Sr Nts
10-15-19	8.63	2,265,000		2,298,975
Quicksilver Resources
08-01-15	8.25	2,776,000		2,699,660
04-01-16	7.13	2,823,000	(g)	2,448,953
Quicksilver Resources
Sr Unsecured
08-15-19	9.13	2,185,000		2,174,075
Range Resources
05-15-16	7.50	720,000	(g)	720,000
05-01-18	7.25	1,275,000		1,252,688
05-15-19	8.00	5,265,000	(g)	5,396,624
SandRidge Energy
Pay-in-kind
04-01-15	8.63	6,372,000	(g,j)	6,316,244

Total				51,113,002

	Coupon	Principal
Issuer	rate	amount		Value(a)
Lodging (0.9%)
Starwood Hotels & Resorts Worldwide
Sr Unsecured
10-15-14	7.88	3,870,000	(g)	4,053,825
Wyndham Worldwide
Sr Unsecured
05-01-14	9.88	2,528,000		2,716,293

Total				6,770,118

Media Cable (3.6%)
Cablevision Systems
Sr Nts
09-15-17	8.63	6,585,000	(d)	6,799,012
Charter Communications Operating LLC/Capital
Secured
04-30-14	10.38	6,293,000	(d)	6,418,860
CSC Holdings
Sr Unsecured
04-15-14	8.50	1,831,000	(d,g)	1,927,128
06-15-15	8.50	3,145,000	(d,g)	3,302,250
02-15-19	8.63	685,000	(d)	726,100
Mediacom LLC/Capital
Sr Nts
08-15-19	9.13	2,505,000	(d,g)	2,567,625
Videotron Ltee
04-15-18	9.13	800,000	(c,d)	866,000
Virgin Media Finance
04-15-14	8.75	1,465,000	(c,g)	1,494,300
08-15-16	9.50	1,795,000	(c)	1,893,725

Total				25,995,000

Media Non Cable (6.8%)
DISH DBS
10-01-11	6.38	1,720,000		1,754,400
10-01-14	6.63	3,150,000		3,063,375
02-01-16	7.13	5,331,000		5,291,018
Intelsat Jackson Holdings
06-15-16	11.25	2,215,000	(c,g)	2,370,050
Intelsat Subsidiary Holding
01-15-15	8.88	3,340,000	(c,d)	3,419,325
Interpublic Group of Companies
Sr Unsecured
07-15-17	10.00	2,260,000	(d)	2,440,800
Lamar Media
04-01-14	9.75	6,015,000	(g)	6,511,238
Lamar Media
Series B
08-15-15	6.63	1,350,000		1,235,250
Liberty Media LLC
Sr Unsecured
05-15-13	5.70	7,372,000		6,984,969
Nielsen Finance LLC
08-01-14	10.00	2,515,000	(g)	2,527,575
05-01-16	11.50	1,480,000		1,554,000
Quebecor Media
Sr Unsecured
03-15-16	7.75	3,480,000	(c)	3,445,200

	Coupon	Principal
Issuer	rate	amount		Value(a)
Rainbow Natl Services LLC
09-01-12	8.75	6,700,000	(d)	6,833,999
09-01-14	10.38	1,885,000	(d)	1,983,963

Total				49,415,162

Metals (2.1%)
Arch Coal
08-01-16	8.75	2,885,000	(d)	2,978,763
Compass Minerals Intl
Sr Nts
06-01-19	8.00	1,290,000	(d)	1,312,575
Freeport-McMoRan Copper & Gold
Sr Unsecured
04-01-17	8.38	870,000		925,463
Noranda Aluminum Acquisition
Pay-in-kind
05-15-15	5.41	14,828,278	(i,j)	10,453,935

Total				15,670,736

Non Captive Diversified (1.1%)
Ford Motor Credit LLC
Sr Unsecured
08-10-11	9.88	2,771,000		2,833,348
GMAC
08-28-12	6.88	765,000	(d,g)	703,800
12-01-14	6.75	4,925,000	(d,g)	4,186,250

Total				7,723,398

Oil Field Services (0.2%)
Concho Resources
10-01-17	8.63	1,575,000		1,614,375

Other Financial Institutions (0.6%)
Cardtronics
08-15-13	9.25	2,389,000		2,371,083
Cardtronics
Series B
08-15-13	9.25	1,652,000		1,639,610

Total				4,010,693

Other Industry (0.1%)
Chart Inds
10-15-15	9.13	590,000		590,000

Packaging (1.4%)
Ball
09-01-16	7.13	445,000	(g)	453,900
09-01-19	7.38	465,000	(g)	471,975
Crown Americas LLC/Capital II
Sr Unsecured
05-15-17	7.63	2,060,000	(d)	2,080,600
Greif
Sr Nts
08-01-19	7.75	390,000	(d)	401,700
Owens-Brockway Glass Container
05-15-16	7.38	2,930,000		2,973,950
Silgan Holdings
Sr Unsecured
08-15-16	7.25	3,565,000	(d,g)	3,600,650

Total				9,982,775

	Coupon	Principal
Issuer	rate	amount		Value(a)
Paper (3.9%)
Boise Cascade LLC
10-15-14	7.13	5,007,000		3,980,565
Cascades
02-15-13	7.25	1,805,000	(c,g)	1,768,900
Georgia-Pacific LLC
06-15-15	7.70	2,185,000	(g)	2,206,850
05-01-16	8.25	1,855,000	(d)	1,924,563
01-15-17	7.13	3,947,000	(d)	3,858,193
NewPage
Sr Secured
05-01-12	10.00	9,616,000		6,346,559
12-31-14	11.38	4,575,000	(d)	4,494,938
Norampac Inds
06-01-13	6.75	4,098,000	(c)	3,954,570

Total				28,535,138

Pharmaceuticals (1.0%)
Elan
10-15-16	8.75	1,283,000	(c,d,f)	1,268,938
Valeant Pharmaceuticals Intl
06-15-16	8.38	1,340,000	(d)	1,360,100
Warner Chilcott
02-01-15	8.75	4,771,000		4,890,275

Total				7,519,313

Retailers (0.8%)
Blockbuster
Sr Secured
10-01-14	11.75	930,000	(d,f)	888,150
QVC
Sr Secured
10-01-19	7.50	3,255,000	(d,g)	3,263,138
Toys R Us Property I LLC
07-15-17	10.75	1,508,000	(d,g)	1,621,100

Total				5,772,388

Technology (1.8%)
CPI Intl
Sr Unsecured
02-01-15	6.68	953,000	(i)	833,875
Iron Mountain
Sr Sub Nts
08-15-21	8.38	3,110,000	(g)	3,172,200
Seagate Technology Intl
Secured
05-01-14	10.00	600,000	(c,d)	666,000
SS&C Technologies
12-01-13	11.75	4,375,000		4,599,219
SunGard Data Systems
08-15-15	10.25	3,608,000	(g)	3,680,160

Total				12,951,454

Wireless (5.7%)
CC Holdings GS V LLC/Crown Castle GS III
Sr Secured
05-01-17	7.75	6,955,000	(d)	7,198,425

	Coupon	Principal
Issuer	rate	amount		Value(a)
Cricket Communications
07-15-15	10.00	1,468,000	(g)	1,508,370
Cricket Communications
Sr Secured
05-15-16	7.75	4,895,000	(d,g)	4,968,425
MetroPCS Wireless
11-01-14	9.25	2,963,000	(g)	3,029,668
MetroPCS Wireless
Sr Unsecured
11-01-14	9.25	1,140,000	(g)	1,165,650
Nextel Communications
Series D
08-01-15	7.38	10,512,000		9,434,519
SBA Telecommunications
08-15-16	8.00	1,535,000	(d)	1,569,538
08-15-19	8.25	2,346,000	(d,g)	2,416,380
Sprint Capital
01-30-11	7.63	312,000	(g)	319,410
03-15-12	8.38	2,525,000		2,607,063
Sprint Nextel
Sr Nts
08-15-17	8.38	4,835,000		4,810,825
Wind Acquisition Finance
Sr Nts
07-15-17	11.75	2,430,000	(c,d)	2,739,825

Total				41,768,098

Wirelines (6.7%)
Cincinnati Bell
01-15-14	8.38	1,805,000	(g)	1,814,025
Frontier Communications
Sr Unsecured
10-01-18	8.13	2,575,000	(f)	2,591,094
03-15-19	7.13	5,225,000		4,924,563
Level 3 Financing
02-15-17	8.75	6,989,000	(g)	5,800,869
Qwest
Sr Unsecured
09-01-11	7.88	3,220,000		3,320,625
06-15-15	7.63	5,115,000		5,178,938
05-01-16	8.38	1,425,000	(d,g)	1,464,188
06-01-17	6.50	9,285,000	(g)	8,727,899
Time Warner Telecom Holdings
02-15-14	9.25	2,815,000		2,899,450
Windstream
08-01-13	8.13	560,000		575,400
08-01-16	8.63	8,931,000		9,131,947
03-15-19	7.00	2,825,000		2,641,375

Total				49,070,373

Total Bonds (Cost: $610,007,323)				$634,516,175

Senior Loans (9.0%)(l)

	Coupon	Principal
Borrower	rate	amount	Value(a)
Automotive (0.9%)
Ford Motor
Term Loan

	Coupon	Principal
Borrower	rate	amount		Value(a)
12-15-13	3.25-3.51%	$7,360,453		$6,524,895

Chemicals (2.0%)
Hexion Specialty Chemicals
Tranche C1 Term Loan
05-05-13	2.56	14,327,626		11,909,839
Hexion Specialty Chemicals
Tranche C2 Term Loan
05-05-13	2.56	3,103,467		2,579,757

Total				14,489,596

Electric (0.4%)
Energy Future Holdings
Tranche B3 Term Loan
10-10-14	3.75-3.78	3,208,354		2,551,379

Entertainment (0.5%)
AMC Entertainment Holdings
Pay-in-kind Term Loan
06-13-12	5.30	4,060,317	(j)	3,654,285

Gaming (0.5%)
Great Lakes Gaming of Michigan LLC
Development Term Loan
08-15-12	9.00	2,473,809	(m)	2,124,012
Great Lakes Gaming of Michigan LLC
Non-Gaming Land Acquisition
Letter of Credit
08-15-12	9.00	915,092	(m)	785,698
Great Lakes Gaming of Michigan LLC
Transition Term Loan
08-15-12	9.00	640,746	(m)	550,144

Total				3,459,854

Health Care (0.9%)
IASIS Healthcare LLC
Pay-in-kind Term Loan
06-16-14	5.74	7,824,778	(j)	6,729,309

Media Cable (1.0%)
Charter Communications Operating LLC
Term Loan
03-06-14	6.25	7,882,957		7,422,277

Metals (0.4%)
Noranda Aluminum Acquisition
Tranche B Term Loan
05-18-14	2.25	3,619,471		2,895,577

Oil Field Services (1.2%)
Dresser
2nd Lien Term Loan
05-04-15	5.99	10,521,000		9,100,665

Wirelines (1.2%)
Fairpoint Communications
Tranche B Term Loan
03-31-15	3.05	12,103,791	(b)	9,096,726

	Coupon	Principal
Borrower	rate	amount	Value(a)
Total Senior Loans (Cost: $59,751,121)			$65,924,563

Common Stocks (0.1%)

Issuer	Shares		Value(a)
Diversified Financial Services (0.1%)
Varde Fund V LP	5,000,000	(m,n)	$569,350

Oil, Gas & Consumable Fuels (—%)
Link Energy LLC Unit	494,265	(b)	3,707

Paper & Forest Products (—%)
Crown Paper Escrow	4,785,000	(b,m)	5
Total Common Stocks (Cost: $3,913,363)			$573,062

Money Market Fund (3.0%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.28%	22,192,247	(e)	$22,192,247
Total Money Market Fund (Cost: $22,192,247)			$22,192,247

Investments of Cash Collateral Received for Securities on Loan (14.9%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	108,356,605	$108,356,605
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $108,356,605)		$108,356,605

Total Investments in Securities (Cost: $804,220,659)(o)		$831,562,652

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2009.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Sept. 30, 2009, the value of foreign securities represented 3.3% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2009, the value of these securities amounted to $204,517,993 or 28.1% of net assets.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2009.

(f)	At Sept. 30, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $10,086,826.

(g)	At Sept. 30, 2009, security was partially or fully on loan.

(h)	For those zero coupons that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(i)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2009.

(j)	Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(k)	This position is in bankruptcy.

(l)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(m)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Sept. 30, 2009 was $6,066,438, representing 0.8% of net assets. Information concerning such security holdings at Sept. 30, 2009 is as follows:

	Acquisition
Security	dates	Cost

Crown Paper Escrow	04-16-07	$—
Great Lakes Gaming of Michigan LLC
Development Term Loan
9.00% 2012	03-02-07 thru 09-15-07	2,446,930
Great Lakes Gaming of Michigan LLC
Non-Gaming Land Acquisition Letter of Credit
9.00% 2012	03-02-07 thru 09-15-07	905,149
Great Lakes Gaming of Michigan LLC
Transition Term Loan
9.00% 2012	03-02-07 thru 09-15-07	633,784
United Artists Theatre Circuit
Pass-Through Ctfs Series AU4
9.30% 2015	02-09-00 thru 04-09-02	1,320,643
United Artists Theatre Circuit
Pass-Through Ctfs Series AV2
9.30% 2015	12-11-01 thru 08-28-02	408,451
Varde Fund V LP	04-27-00 thru 06-19-00	—	*

*	The original cost for this position in fiscal year 2004 was $5,000,000. From Sept. 29, 2004 through March 7, 2005, $5,000,000 was returned to the fund in the form of return of capital.

(n)	Security valued by management at fair value according to procedures approved, in good faith, by the Board.

(o)	At Sept. 30, 2009, the cost of securities for federal income tax purposes was approximately $804,221,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$49,889,000
Unrealized depreciation	(22,547,000)

Net unrealized appreciation	$27,342,000

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2009:

	Fair value at Sept. 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Bonds
Corporate Debt Securities	$—	$632,478,946	$2,037,229	$634,516,175

Total Bonds	—	632,478,946	2,037,229	634,516,175

Equity Securities
Common Stocks
Diversified Financial Services	—	—	569,350	569,350
Oil, Gas & Consumable Fuels	—	3,707	—	3,707
Paper & Forest Products	—	—	5	5

Total Equity Securities	—	3,707	569,355	573,062

Other
Senior Loans	—	62,464,709	3,459,854	65,924,563
Affiliated Money Market Fund (a)	22,192,247	—	—	22,192,247
Investments of Cash Collateral Received for Securities on Loan	108,356,605	—	—	108,356,605

Total Other	130,548,852	62,464,709	3,459,854	196,473,415

Total	$130,548,852	$694,947,362	$6,066,438	$831,562,652

(a)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2009.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Corporate Debt
	Securities	Common Stocks	Other	Senior Loans	Total

Balance as of Dec. 31, 2008	$2,863,285	$5	$543,400	$4,808,307	$8,214,997
Accrued discounts/premiums	21,588	—	—	13,518	35,106
Realized gain (loss)	44,828	115,959	44,760	16,525	222,072
Change in unrealized appreciation (depreciation)*	120,954	569,350	(543,400)	(495,687)	(348,783)
Net purchases (sales)	(231,383)	(115,959)	(44,760)	(882,809)	(1,274,911)
Transfers in and/or out of Level 3	(782,043)	—	—	—	(782,043)

Balance as of Sept. 30, 2009	$2,037,229	$569,355	$—	$3,459,854	$6,066,438

* Change in unrealized appreciation (depreciation) relating to securities held at Sept. 30, 2009 was $3,737,068.

Portfolio of Investments
RiverSource VP — Income Opportunities Fund
Sept. 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (92.3%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Asset-Backed (—%)
Capital Auto Receivables Asset Trust
Series 2006-SN1A Cl D
04-20-11	6.15%	$686,940	(d)	$686,940

Aerospace & Defense (1.4%)
L-3 Communications
06-15-12	7.63	1,650,000		1,674,750
07-15-13	6.13	80,000		81,000
01-15-15	5.88	225,000		223,875
L-3 Communications
Series B
10-15-15	6.38	9,422,000		9,516,219
Spirit AeroSystems Holdings
10-01-17	7.50	1,890,000	(d)	1,880,550
TransDigm
07-15-14	7.75	8,405,000		8,341,963
TransDigm Group
Sr Sub Nts
07-15-14	7.75	2,715,000	(d,f)	2,636,944

Total				24,355,301

Airlines (0.8%)
Delta Air Lines
Sr Secured
09-15-14	9.50	14,410,000	(d)	14,554,100

Automotive (0.3%)
Tenneco
11-15-15	8.13	5,765,000		5,592,050
Building Materials (0.5%)
Gibraltar Inds
Series B
12-01-15	8.00	5,892,000		5,346,990
Interface
Secured
11-01-13	11.38	1,400,000	(d)	1,519,000
Norcraft Companies LP/Finance
11-01-11	9.00	1,391,000		1,391,000

Total				8,256,990

Chemicals (3.8%)
Ashland
06-01-17	9.13	3,615,000	(d)	3,868,050
Chemtura

	Coupon	Principal
Issuer	rate	amount		Value(a)
06-01-16	6.88	12,200,000	(b)	12,810,000
Dow Chemical
Sr Unsecured
05-15-19	8.55	11,600,000		13,040,094
INVISTA
Sr Unsecured
05-01-12	9.25	15,870,000	(d)	15,949,350
Nalco
11-15-13	8.88	3,000,000	(l)	3,082,500
Nalco
Sr Nts
05-15-17	8.25	1,570,000	(d)	1,660,275
Nova Chemicals
Sr Unsecured
11-15-13	4.54	19,528,000	(c,j)	17,233,460

Total				67,643,729

Construction Machinery (1.9%)
RSC Equipment Rental
Sr Secured
07-15-17	10.00	3,380,000	(d,l)	3,641,950
Terex
01-15-14	7.38	8,165,000	(l)	8,083,350
Terex
Sr Unsecured
06-01-16	10.88	8,890,000	(l)	9,690,100
United Rentals North America
06-15-16	10.88	12,450,000	(d,l)	13,321,500

Total				34,736,900

Consumer Cyclical Services (0.1%)
West Corp 10-15-14	9.50	2,065,000		2,023,700

Consumer Products (1.8%)
ACCO Brands
Sr Secured
03-15-15	10.63	4,655,000	(d)	4,870,294
Chattem
03-01-14	7.00	2,100,000		2,121,000
Jarden
05-01-16	8.00	6,335,000		6,493,374
05-01-17	7.50	6,420,000		6,227,400
Sealy Mattress
Sr Secured
04-15-16	10.88	4,505,000	(d,l)	4,966,763
Visant
10-01-12	7.63	1,015,000		1,016,269
Visant Holding
Sr Disc Nts
12-01-13	10.25	3,840,000		3,955,200
Visant Holding
Sr Nts
12-01-13	8.75	2,194,000		2,232,395

Total				31,882,695

Diversified Manufacturing (0.2%)
CPM Holdings

	Coupon	Principal
Issuer	rate	amount		Value(a)
Sr Secured
09-01-14	10.63	2,765,000	(d)	2,854,863

Electric (6.8%)
Aquila Canada Finance
06-15-11	7.75	2,300,000	(c)	2,451,041
CMS Energy
Sr Unsecured
07-17-17	6.55	12,950,000		12,641,583
06-15-19	8.75	1,075,000	(l)	1,170,406
Dynegy Holdings
Sr Unsecured
05-15-18	7.13	7,482,000		5,761,140
06-01-19	7.75	10,520,000	(l)	8,968,300
Edison Mission Energy
Sr Unsecured
06-15-16	7.75	5,040,000		4,410,000
05-15-17	7.00	8,527,000	(l)	7,120,045
IPALCO Enterprises
Sr Secured
11-14-11	8.63	6,240,000		6,396,000
04-01-16	7.25	12,015,000	(d)	12,045,038
KCP&L Greater Missouri Operations
Sr Unsecured
07-01-12	11.88	9,405,000		10,860,555
Midwest Generation LLC
Pass-Through Ctfs Series B
01-02-16	8.56	15,180,008		15,407,707
NiSource Finance
07-15-14	5.40	5,510,000		5,616,187
01-15-19	6.80	13,220,000		13,534,833
NRG Energy
02-01-16	7.38	9,045,000		8,751,038
01-15-17	7.38	8,080,000		7,817,400

Total				122,951,273

Entertainment (1.2%)
AMC Entertainment
Sr Unsecured
06-01-19	8.75	6,867,000	(l)	7,090,178
Cinemark USA
06-15-19	8.63	3,839,000	(d,l)	3,968,566
Regal Cinemas
07-15-19	8.63	4,875,000	(d)	5,045,625
Regal Cinemas
Series B
02-01-12	9.38	1,000,000		1,012,500
Speedway Motorsports
Sr Unsecured
06-01-16	8.75	4,650,000	(d)	4,917,375

Total				22,034,244

Environmental (0.1%)
Clean Harbors
Sr Secured
08-15-16	7.63	1,625,000	(d)	1,649,375

Food and Beverage (1.8%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Aramark
02-01-15	8.50	6,560,000	(l)	6,617,400
ASG Consolidated LLC/Finance
Sr Disc Nts
11-01-11	11.50	6,732,000		6,530,040
Constellation Brands
12-15-14	8.38	861,000	(l)	899,745
09-01-16	7.25	3,391,000	(l)	3,374,045
05-15-17	7.25	4,721,000	(l)	4,697,395
Del Monte
Sr Sub Nts
10-15-19	7.50	8,340,000	(d,f)	8,423,400
Michael Foods
11-15-13	8.00	2,550,000		2,588,250

Total				33,130,275

Gaming (5.9%)
Ameristar Casinos
Sr Unsecured
06-01-14	9.25	7,550,000	(d)	7,795,375
Boyd Gaming
Sr Sub Nts
02-01-16	7.13	10,960,000		9,644,800
Circus & Eldorado Jt Venture/Silver Legacy Capital
1st Mtge
03-01-12	10.13	9,885,000		8,599,950
Firekeepers Development Authority
Sr Secured
05-01-15	13.88	7,075,000	(d)	7,499,500
MGM MIRAGE
Sr Secured
11-15-13	13.00	1,800,000	(d,l)	2,074,500
11-15-17	11.13	7,680,000	(d)	8,448,000
Penn Natl Gaming
Sr Sub Nts
08-15-19	8.75	6,805,000	(d,l)	6,822,013
Pokagon Gaming Authority
Sr Nts
06-15-14	10.38	12,583,000	(d,l)	13,086,320
San Pasqual Casino
09-15-13	8.00	1,520,000	(d)	1,466,800
Seminole Indian Tribe of Florida
10-01-20	7.80	2,085,000	(d)	1,779,839
Seminole Indian Tribe of Florida
Sr Secured
10-01-20	6.54	6,100,000	(d)	5,246,793
Seneca Gaming
Sr Unsecured
05-01-12	7.25	4,353,000		4,026,525
Seneca Gaming
Sr Unsecured Series B
05-01-12	7.25	7,500,000	(l)	6,937,500
Shingle Springs Tribal Gaming Authority
Sr Nts
06-15-15	9.38	22,035,000	(d)	15,644,850
Tunica-Biloxi Gaming Authority
Sr Unsecured
11-15-15	9.00	8,280,000	(d)	7,410,600

	Coupon	Principal
Issuer	rate	amount		Value(a)

Total				106,483,365

Gas Distributors (0.1%)
Southwestern Energy
Sr Nts
02-01-18	7.50	2,035,000		2,055,350

Gas Pipelines (4.5%)
Colorado Interstate Gas
Sr Unsecured
11-15-15	6.80	1,600,000		1,779,274
Copano Energy LLC
06-01-18	7.75	4,825,000		4,583,750
El Paso
Sr Unsecured
12-12-13	12.00	3,430,000	(l)	3,918,775
06-15-14	6.88	4,070,000		3,988,600
02-15-16	8.25	8,420,000		8,630,500
06-15-17	7.00	5,000,000		4,900,000
Regency Energy Partners LP/Finance
12-15-13	8.38	1,600,000		1,616,000
Regency Energy Partners LP/Finance
Sr Unsecured
06-01-16	9.38	12,030,000	(d,l)	12,511,200
SONAT
Sr Unsecured
02-01-18	7.00	2,600,000		2,534,436
Southern Star Central
Sr Nts
03-01-16	6.75	11,787,000		11,256,585
03-01-16	6.75	6,490,000	(d)	6,197,950
Tennessee Gas Pipeline
Sr Nts
02-01-16	8.00	1,400,000		1,589,000
Tennessee Gas Pipeline
Sr Unsecured
12-15-11	6.00	1,071,000		1,058,416
Williams Companies
Sr Unsecured
10-01-10	6.38	2,000,000	(d)	2,053,238
Williams Partners LP/Finance
Sr Unsecured
02-01-17	7.25	14,330,000		14,082,248

Total				80,699,972

Health Care (8.5%)
Apria Healthcare Group
Sr Secured
11-01-14	11.25	8,705,000	(d)	9,357,875
Biomet
Pay-in-kind
10-15-17	10.38	8,090,000	(h)	8,595,625
Community Health Systems
07-15-15	8.88	12,810,000	(l)	13,130,250
DaVita
03-15-13	6.63	15,120,000		14,968,800
03-15-15	7.25	750,000		742,500
HCA

	Coupon	Principal
Issuer	rate	amount		Value(a)
Secured
11-15-16	9.25	17,099,000		17,676,091
HCA
Secured Pay-in-kind
11-15-16	9.63	15,333,000	(h)	15,946,320
HCA
Sr Secured
02-15-20	7.88	4,900,000	(d)	4,918,375
IASIS Healthcare LLC/Capital
06-15-14	8.75	17,155,000		17,155,000
Inverness Medical Innovations
Sr Nts
02-01-16	7.88	5,300,000		5,167,500
Iverness Medical Innovations
Sr Nts
02-01-16	7.88	2,660,000	(d)	2,566,900
Omnicare
06-01-13	6.13	2,856,000		2,748,900
12-15-13	6.75	5,410,000		5,234,175
12-15-15	6.88	14,691,000		14,103,360
Select Medical
02-01-15	7.63	18,705,000		17,512,556
Tenet Healthcare
Sr Secured
07-01-19	8.88	5,155,000	(d,l)	5,464,300

Total				155,288,527

Health Care Insurance (0.6%)
Coventry Health Care
Sr Unsecured
08-15-14	6.30	2,965,000		2,911,369
03-15-17	5.95	7,860,000	(l)	7,047,677

Total				9,959,046

Home Construction (1.2%)
K Hovnanian Enterprises
Sr Secured
05-01-13	11.50	7,154,000	(l)	7,547,470
KB Home
06-15-15	6.25	2,000,000		1,910,000
09-15-17	9.10	3,380,000		3,633,500
Norcraft Holdings LP/Capital
Sr Disc Nts
09-01-12	9.75	202,000		191,900
Ryland Group
05-15-17	8.40	4,700,000		4,970,250
Toll Brothers Finance
10-15-17	8.91	1,990,000		2,256,959
William Lyon Homes
02-15-14	7.50	570,000		267,900

Total				20,777,979

Independent Energy (8.5%)
Berry Petroleum
Sr Nts
06-01-14	10.25	3,220,000		3,437,350
Chesapeake Energy
07-15-13	7.63	2,000,000	(l)	1,987,500

	Coupon	Principal
Issuer	rate	amount		Value(a)
06-15-14	7.50	225,000		222,469
08-15-14	7.00	1,230,000		1,190,025
06-15-15	6.38	2,000,000	(l)	1,857,500
01-15-16	6.63	4,280,000		4,044,600
01-15-16	6.88	8,016,000	(l)	7,595,160
08-15-17	6.50	690,000	(l)	633,075
01-15-18	6.25	4,175,000		3,736,625
Denbury Resources
04-01-13	7.50	2,583,000		2,583,000
12-15-15	7.50	3,917,000	(l)	3,917,000
03-01-16	9.75	2,000,000		2,125,000
EXCO Resources
01-15-11	7.25	5,152,000		5,106,920
Forest Oil
Sr Nts
02-15-14	8.50	9,610,000	(d)	9,682,074
Hilcorp Energy I LP/Finance
Sr Unsecured
11-01-15	7.75	18,386,000	(d)	17,374,769
KCS Energy
04-01-12	7.13	6,375,000		6,311,250
Newfield Exploration
Sr Sub Nts
05-15-18	7.13	1,970,000	(l)	1,967,538
PetroHawk Energy
06-01-15	7.88	2,200,000		2,167,000
PetroHawk Energy
Sr Nts
08-01-14	10.50	8,505,000	(d)	9,142,875
Plains Exploration & Production
06-15-15	7.75	1,005,000		997,463
Plains Exploration & Production
Sr Nts
10-15-19	8.63	7,605,000		7,719,075
Quicksilver Resources
08-01-15	8.25	18,137,000		17,638,232
04-01-16	7.13	2,873,000		2,492,328
Quicksilver Resources
Sr Unsecured
08-15-19	9.13	5,140,000	(l)	5,114,300
Range Resources
03-15-15	6.38	2,200,000		2,139,500
05-15-16	7.50	4,005,000		4,005,000
05-01-18	7.25	1,165,000		1,144,613
05-15-19	8.00	4,832,000	(l)	4,952,800
SandRidge Energy
06-01-18	8.00	6,110,000	(d)	5,911,425
SandRidge Energy
Pay-in-kind
04-01-15	8.63	13,715,000	(h)	13,594,993
SandRidge Energy
Sr Unsecured
05-15-16	9.88	2,290,000	(d,l)	2,387,325

Total				153,178,784

Lodging (1.4%)
Starwood Hotels & Resorts Worldwide
Sr Unsecured
02-15-13	6.25	4,700,000		4,629,500

	Coupon	Principal
Issuer	rate	amount		Value(a)
10-15-14	7.88	9,245,000		9,684,138
Wyndham Worldwide
Sr Unsecured
05-01-14	9.88	3,945,000		4,238,835
12-01-16	6.00	6,540,000		5,888,099

Total				24,440,572

Media Cable (4.5%)
Cablevision Systems
Sr Nts
09-15-17	8.63	7,190,000	(d)	7,423,675
Charter Communications Operating LLC/Capital
Secured
04-30-12	10.00	2,496,000	(d)	2,539,680
04-30-14	10.38	15,906,000	(d)	16,224,120
CSC Holdings
Sr Unsecured
04-15-14	8.50	4,990,000	(d,l)	5,251,975
06-15-15	8.50	5,360,000	(d,l)	5,628,000
02-15-19	8.63	1,280,000	(d)	1,356,800
Mediacom Broadband LLC
Sr Unsecured
10-15-15	8.50	4,565,000	(l)	4,610,650
Mediacom LLC/Capital
Sr Nts
08-15-19	9.13	5,860,000	(d,l)	6,006,500
Videotron Ltee
04-15-18	9.13	6,870,000	(c,l)	7,436,775
04-15-18	9.13	8,570,000	(c,d)	9,277,025
Virgin Media Finance
04-15-14	8.75	4,225,000	(c)	4,309,500
08-15-16	9.13	2,100,000	(c,l)	2,157,750
08-15-16	9.50	7,550,000	(c)	7,965,250

Total				80,187,700

Media Non Cable (6.4%)
DISH DBS
10-01-13	7.00	2,500,000	(l)	2,518,750
10-01-14	6.63	11,150,000		10,843,375
02-01-16	7.13	7,355,000		7,299,838
Intelsat Subsidiary Holding
01-15-13	8.50	4,880,000	(c,l)	4,941,000
01-15-15	8.88	2,650,000	(c,l)	2,696,375
01-15-15	8.88	3,490,000	(c,d)	3,572,888
Interpublic Group of Companies
Sr Unsecured
07-15-17	10.00	10,575,000	(d)	11,421,000
Lamar Media
04-01-14	9.75	13,265,000		14,359,362
08-15-15	6.63	1,018,000		946,740
Lamar Media
Series B
08-15-15	6.63	740,000		677,100
Liberty Media LLC
Sr Unsecured
05-15-13	5.70	6,365,000		6,030,838
Nielsen Finance LLC
08-01-14	10.00	20,725,000		20,828,624

	Coupon	Principal
Issuer	rate	amount		Value(a)
Quebecor Media
Sr Unsecured
03-15-16	7.75	5,590,000	(c)	5,534,100
Rainbow Natl Services LLC
09-01-12	8.75	11,134,000	(d)	11,356,680
Salem Communications Holding
12-15-10	7.75	14,588,000		11,378,640

Total				114,405,310

Metals (2.3%)
Arch Coal
08-01-16	8.75	6,724,000	(d,l)	6,942,530
Arch Western Finance LLC
Sr Secured
07-01-13	6.75	7,250,000		7,132,188
Compass Minerals Intl
Sr Nts
06-01-19	8.00	1,610,000	(d)	1,638,175
Freeport-McMoRan Copper & Gold
Sr Unsecured
04-01-15	8.25	6,660,000		7,084,575
04-01-17	8.38	11,210,000		11,924,637
Peabody Energy
04-15-16	5.88	2,655,000	(l)	2,528,888
11-01-16	7.38	2,060,000	(l)	2,080,600
Peabody Energy
Series B
03-15-13	6.88	2,868,000	(l)	2,896,680

Total				42,228,273

Non Captive Diversified (1.5%)
Ford Motor Credit LLC
Sr Unsecured
10-25-11	7.25	13,863,000		13,463,870
08-01-12	7.50	5,100,000	(l)	4,908,750
10-01-14	8.70	8,255,000	(l)	8,086,194

Total				26,458,814

Oil Field Services (0.3%)
Concho Resources
10-01-17	8.63	4,835,000		4,955,875

Other Financial Institutions (0.9%)
Cardtronics
08-15-13	9.25	5,676,000		5,633,430
Cardtronics
Series B
08-15-13	9.25	11,100,000		11,016,750

Total				16,650,180

Other Industry (0.8%)
Chart Inds
10-15-15	9.13	8,195,000		8,195,000
Lender Processing Services
07-01-16	8.13	5,558,000	(l)	5,780,320

Total				13,975,320

	Coupon	Principal
Issuer	rate	amount		Value(a)
Packaging (2.5%)
Ball
09-01-16	7.13	1,035,000	(l)	1,055,700
09-01-19	7.38	2,890,000	(l)	2,933,350
Crown Americas LLC/Capital
11-15-13	7.63	1,725,000	(l)	1,742,250
Crown Americas LLC/Capital II
Sr Unsecured
05-15-17	7.63	9,410,000	(d)	9,504,100
Greif
Sr Nts
08-01-19	7.75	905,000	(d)	932,150
Greif
Sr Unsecured
02-01-17	6.75	11,135,000		10,800,950
Owens-Brockway Glass Container
05-15-13	8.25	980,000		1,002,050
05-15-16	7.38	7,620,000		7,734,300
Sealed Air
Sr Nts
06-15-17	7.88	5,597,000	(d)	5,901,986
Silgan Holdings
Sr Sub Nts
11-15-13	6.75	3,302,000		3,277,235

Total				44,884,071

Paper (3.0%)
Boise Cascade LLC
10-15-14	7.13	2,031,000		1,614,645
Cascades
02-15-13	7.25	1,110,000	(c)	1,087,800
Georgia-Pacific LLC
01-15-15	7.00	4,000,000	(d)	3,940,000
06-15-15	7.70	13,690,000	(l)	13,826,900
05-01-16	8.25	2,000,000	(d)	2,075,000
01-15-17	7.13	3,632,000	(d)	3,550,280
Georgia-Pacific LLC
Sr Unsecured
05-15-11	8.13	1,300,000	(l)	1,348,750
Graphic Packaging Intl
06-15-17	9.50	3,400,000	(d)	3,612,500
NewPage
Sr Secured
05-01-12	10.00	6,831,000		4,508,460
12-31-14	11.38	12,563,000	(d)	12,343,148
Norampac Inds
06-01-13	6.75	6,264,000	(c)	6,044,760

Total				53,952,243

Pharmaceuticals (0.7%)
Elan
10-15-16	8.75	3,153,000	(c,d,f)	3,118,443
Valeant Pharmaceuticals Intl
06-15-16	8.38	3,755,000	(d)	3,811,325
Warner Chilcott
02-01-15	8.75	6,220,000		6,375,500

Total				13,305,268

	Coupon	Principal
Issuer	rate	amount		Value(a)
Railroads (0.6%)
Kansas City Southern Mexico
Sr Unsecured
05-01-12	9.38	4,000,000	(c)	4,060,000
Kansas City Southern Railway
06-01-15	8.00	7,100,000	(l)	7,277,500

Total				11,337,500

Retailers (1.2%)
Blockbuster
Sr Secured
10-01-14	11.75	2,260,000	(d,f)	2,158,300
Neiman Marcus Group
Pay-in-kind
10-15-15	9.00	3,684,450	(h,l)	3,150,205
QVC
Sr Secured
10-01-19	7.50	7,925,000	(d)	7,944,812
Rite Aid
Sr Secured
06-12-16	9.75	3,335,000	(d)	3,601,800
Toys R Us Property I LLC
07-15-17	10.75	4,343,000	(d)	4,668,725

Total				21,523,842

Technology (1.6%)
Communications & Power Inds
02-01-12	8.00	14,495,000		14,422,525
CPI Intl
Sr Unsecured
02-01-15	6.68	1,912,000	(j)	1,673,000
Seagate Technology Intl
Secured
05-01-14	10.00	3,045,000	(c,d,l)	3,379,950
SS&C Technologies
12-01-13	11.75	7,195,000		7,563,744
SunGard Data Systems
08-15-13	9.13	1,757,000	(l)	1,774,570

Total				28,813,789

Transportation Services (1.2%)
Erac USA Finance
10-15-17	6.38	11,640,000	(d)	11,615,202
Hertz
01-01-14	8.88	10,460,000	(l)	10,564,600

Total				22,179,802

Wireless (6.7%)
CC Holdings GS V LLC/Crown Castle GS III
Sr Secured
05-01-17	7.75	9,275,000	(d)	9,599,625
Centennial Cellular Operating/Communications
06-15-13	10.13	6,545,000	(l)	6,741,350
Centennial Communications/Cellular Operating LLC/Puerto
Rico Operations
Sr Unsecured
02-01-14	8.13	6,835,000	(l)	6,937,525
Cricket Communications

	Coupon	Principal
Issuer	rate	amount		Value(a)
07-15-15	10.00	3,570,000		3,668,175
Cricket Communications
Sr Secured
05-15-16	7.75	17,705,000	(d)	17,970,574
MetroPCS Wireless
11-01-14	9.25	7,100,000	(l)	7,259,750
MetroPCS Wireless
Sr Unsecured
11-01-14	9.25	5,465,000		5,587,963
Nextel Communications
Series D
08-01-15	7.38	36,393,000		32,662,717
Nextel Communications
Series F
03-15-14	5.95	534,000		472,590
SBA Telecommunications
08-15-16	8.00	4,100,000	(d)	4,192,250
08-15-19	8.25	7,497,000	(d)	7,721,910
Sprint Capital
01-30-11	7.63	831,000		850,736
Sprint Nextel
Sr Nts
08-15-17	8.38	11,505,000		11,447,475
Wind Acquisition Finance
Sr Nts
07-15-17	11.75	4,150,000	(c,d)	4,679,125

Total				119,791,765

Wirelines (6.7%)
Cincinnati Bell
07-15-13	7.25	6,410,000		6,506,150
02-15-15	7.00	6,265,000		6,077,050
10-15-17	8.25	6,500,000	(f)	6,405,750
Frontier Communications
Sr Unsecured
05-01-14	8.25	1,680,000	(l)	1,730,400
10-01-18	8.13	4,140,000	(f)	4,165,875
03-15-19	7.13	13,220,000		12,459,850
Level 3 Financing
11-01-14	9.25	8,240,000	(l)	7,261,500
02-15-17	8.75	7,065,000		5,863,950
Qwest Capital Funding
08-15-10	7.90	400,000	(l)	405,000
02-15-11	7.25	7,500,000		7,500,000
Qwest Communications Intl
10-01-15	8.00	5,145,000	(d,l)	5,138,569
Qwest
Sr Unsecured
03-15-12	8.88	3,810,000		4,010,025
10-01-14	7.50	10,585,000		10,690,850
06-15-15	7.63	4,915,000		4,976,438
05-01-16	8.38	5,345,000	(d)	5,491,988
Time Warner Telecom Holdings
02-15-14	9.25	3,345,000		3,445,350
Valor Telecommunications Enterprises Finance
02-15-15	7.75	10,675,000		10,941,875
Windstream
08-01-16	8.63	13,250,000		13,548,124
Windstream

	Coupon	Principal
Issuer	rate	amount		Value(a)
Sr Nts
11-01-17	7.88	3,085,000	(d,f)	3,073,431

Total				119,692,175

Total Bonds (Cost: $1,562,144,111)				$1,659,577,957

Senior Loans (4.2%)(i)

	Coupon	Principal
Borrower	rate	amount		Value(a)
Aerospace & Defense (0.3%)
Alion Science and Technology
Term Loan
02-06-13	9.50%	$6,024,290		$5,341,557

Chemicals (0.7%)
Hexion Specialty Chemicals
Tranche C1 Term Loan
05-05-13	2.88	13,107,033		10,895,221
Hexion Specialty Chemicals
Tranche C2 Term Loan
05-05-13	2.88	2,889,220		2,401,664

Total				13,296,885

Entertainment (—%)
AMC Entertainment Holdings
Pay-in-kind Term Loan
06-13-12	5.62	926,354	(h)	833,718

Gaming (0.1%)
Great Lakes Gaming of Michigan LLC
Development Term Loan
08-15-12	9.00	885,685	(e)	760,449
Great Lakes Gaming of Michigan LLC
Non-Gaming Land Acquisition
Letter of Credit
08-15-12	9.00	327,626	(e)	281,299
Great Lakes Gaming of Michigan LLC
Transition Term Loan
08-15-12	9.00	229,403	(e)	196,965

Total				1,238,713

Media Cable (1.1%)
Charter Communications Operating LLC
Incremental Term Loan
TBD	TBD	19,200,000	(f,g)	18,077,953

Metals (0.2%)
Noranda Aluminum Acquisition
Tranche B Term Loan
05-18-14	2.32	4,904,228		3,923,383

Oil Field Services (0.9%)
Dresser
2nd Lien Term Loan
05-04-15	6.07	18,595,000		16,084,675

	Coupon	Principal
Borrower	rate	amount		Value(a)
Wirelines (0.9%)
Fairpoint Communications
Tranche B Term Loan
TBD	TBD	2,310,071	(b,f,g)	1,736,157
03-31-15	5.00	18,837,339	(b)	14,157,390

Total				15,893,547

Total Senior Loans (Cost: $67,579,775)				$74,690,431

Money Market Fund (3.9%)
		Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.28%		69,632,414	(k)	$69,632,414

Total Money Market Fund
(Cost: $69,632,414)				$69,632,414

Investments of Cash Collateral Received for Securities on Loan (9.9%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund (4.4%)
JPMorgan Prime Money Market Fund	81,095,103	$81,095,103

	Coupon	Principal
Issuer	rate	amount	Value(a)
Asset-Backed Commercial Paper (1.9%)
Belmont Funding LLC
10-06-09	0.52%	$4,999,494	$4,999,494
Ebbets Funding LLC
10-06-09	0.47	4,999,543	4,999,543
Elysian Funding LLC
10-01-09	0.47	4,999,543	4,999,544
Grampian Funding LLC
10-08-09	0.37	4,998,561	4,998,561
10-21-09	0.37	1,999,383	1,999,383
Rheingold Securitization
12-16-09	0.38	3,996,749	3,996,749
Tasman Funding
10-23-09	0.30	2,999,250	2,999,250
Versailles Commercial Paper LLC
10-13-09	0.55	4,997,479	4,997,479

Total			33,990,003

Certificates of Deposit (2.2%)
Banco Espirito Santo e Comm London
10-06-09	0.30	4,000,000	4,000,000
Banco Santander Madrid
10-13-09	0.45	1,000,000	1,000,000
Bank of Tokyo UFJ London
12-21-09	0.37	4,000,053	4,000,053
Bayrische Hypo-Und Vereinsbank
10-29-09	0.39	4,000,000	4,000,000
Credit Indusrial et Comm London
10-13-09	0.52	3,994,692	3,994,692
11-18-09	0.37	2,000,000	2,000,000
Dexia Credit Local du France
10-09-09	0.43	3,999,339	3,999,339
Mizuho London
10-29-09	0.49	3,000,000	3,000,000

	Coupon	Principal
Issuer	rate	amount	Value(a)
Monte de Paschi
10-14-09	0.40	5,000,083	5,000,082
Raiffeisen Zentralbank Oest Vienna
10-05-09	0.29	4,000,000	4,000,000
Ulster Bank Ireland, Dublin
10-15-09	0.47	4,000,000	4,000,000

Total			38,994,166

Commercial Paper (0.8%)
Citigroup Funding
10-05-09	0.40	4,999,056	4,999,056
KBC Financial Products
11-02-09	0.48	5,997,229	5,997,229
Natixis Commercial Paper
10-08-09	0.29	2,499,396	2,499,396

Total			13,495,681

Repurchase Agreements (0.6%)
Morgan Stanley
10-01-09	0.23	5,000,000	5,000,000
RBS Securities
10-01-09	0.50	5,000,000	5,000,000

Total			10,000,000

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $177,574,953)			$177,574,953

Total Investments in Securities
(Cost: $1,876,931,253)(m)			$1,981,475,755

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2009.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Sept. 30, 2009, the value of foreign securities represented 5.0% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2009, the value of these securities amounted to $501,957,095 or 27.9% of net assets.

(e)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Sept. 30, 2009 was $1,238,713 representing 0.1% of net assets. Information concerning such security holdings at Sept. 30, 2009 is as follows:

	Acquisition
Security	dates	Cost

Great Lakes Gaming of Michigan LLC
Development Term Loan
9.00% 2012	03-02-07 thru 09-15-07	$876,061
Great Lakes Gaming of Michigan LLC
Non-Gaming Land Acquisition
Letter of Credit
9.00% 2012	03-02-07 thru 09-15-07	324,066
Great Lakes Gaming of Michigan LLC
Transition Term Loan

	Acquisition
Security	dates	Cost

9.00% 2012	03-02-07 thru 09-15-07	226,910

(f)	At Sept. 30, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $49,086,077.

(g)	Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(h)	Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(i)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(j)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2009.

(k)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2009.

(l)	At Sept. 30, 2009, security was partially or fully on loan.

(m)	At Sept. 30, 2009, the cost of securities for federal income tax purposes was approximately $1,876,931,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$113,745,000
Unrealized depreciation	(9,200,000)

Net unrealized appreciation	$104,545,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements – Valuation of securities in the most recent Semiannual Report dated June 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2009:

	Fair value at Sept. 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Bonds
Asset-Backed Securities	$—	$686,940	$—	$686,940
Corporate Debt Securities	—	1,658,891,017	—	1,658,891,017

Total Bonds	—	1,659,577,957	—	1,659,577,957

Other
Senior Loans	—	73,451,718	1,238,713	74,690,431
Affiliated Money Market Fund (a)	69,632,414	—	—	69,632,414
Investments of Cash Collateral Received for Securities on Loan (b)	81,095,103	96,479,850	—	177,574,953

Total Other	150,727,517	169,931,568	1,238,713	321,897,798

Total	$150,727,517	$1,829,509,525	$1,238,713	$1,981,475,755

(a)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2009.

(b)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Senior Loans

Balance as of Dec. 31, 2008	$2,112,514
Accrued discounts/premiums	4,840
Realized gain (loss)	18,426
Change in unrealized appreciation (depreciation)*	(177,468)
Net purchases (sales)	(328,577)
Transfers in and/or out of Level 3	(391,022)

Balance as of Sept. 30, 2009	$1,238,713

*	Change in unrealized appreciation (depreciation) relating to securities held at Sept. 30, 2009 was $(177,468).

Portfolio of Investments
RiverSource VP — Mid Cap Growth Fund
Sept. 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (96.2%)

Issuer	Shares		Value(a)
Aerospace & Defense (0.4%)
Precision Castparts	15,923		$1,622,076

Air Freight & Logistics (0.4%)
CH Robinson Worldwide	28,828	(d)	1,664,817

Biotechnology (4.1%)
BioMarin Pharmaceutical	263,414	(b,d)	4,762,525
Celera	275,777	(b,d)	1,718,091
Cephalon	67,006	(b,d)	3,902,429
Genzyme	73,262	(b)	4,156,153
Onyx Pharmaceuticals	47,350	(b,d)	1,419,080

Total			15,958,278

Capital Markets (1.1%)
E*TRADE Financial	645,615	(b)	1,129,826
Janus Capital Group	101,237		1,435,541
Legg Mason	51,097	(d)	1,585,540

Total			4,150,907

Chemicals (1.3%)
Airgas	25,486		1,232,758
Ecolab	29,368		1,357,682
Mosaic	22,148		1,064,654
Potash Corp of Saskatchewan	14,246	(c)	1,286,984

Total			4,942,078

Commercial Banks (2.5%)
Huntington Bancshares	284,320	(d)	1,339,147
Marshall & Ilsley	417,051		3,365,602
Regions Financial	524,336	(d)	3,256,127
TCF Financial	135,631	(d)	1,768,628

Total			9,729,504

Commercial Services & Supplies (0.2%)
Copart	25,552	(b,d)	848,582

Communications Equipment (5.0%)
BigBand Networks	184,831	(b)	741,172
Ciena	556,603	(b,d)	9,061,496
F5 Networks	16,892	(b,d)	669,430
Infinera	243,709	(b)	1,937,487
Juniper Networks	142,727	(b,d)	3,856,484
ORBCOMM	646,979	(b,d)	1,759,783
Riverbed Technology	71,175	(b,d)	1,563,003

Total			19,588,855

Issuer	Shares		Value(a)
Computers & Peripherals (0.2%)
Synaptics	34,666	(b,d)	873,583

Construction & Engineering (3.8%)
Chicago Bridge & Iron	87,360	(c)	1,631,885
EMCOR Group	100,045	(b,d)	2,533,139
Fluor	47,355		2,408,002
Foster Wheeler	59,043	(b)	1,884,062
Jacobs Engineering Group	33,352	(b)	1,532,524
Quanta Services	136,487	(b)	3,020,458
Shaw Group	56,721	(b)	1,820,177

Total			14,830,247

Construction Materials (0.9%)
Martin Marietta Materials	19,407	(d)	1,786,802
Vulcan Materials	31,223	(d)	1,688,228

Total			3,475,030

Consumer Finance (0.7%)
First Marblehead	702,192	(b,d)	1,544,822
SLM	134,808	(b,d)	1,175,526

Total			2,720,348

Distributors (0.5%)
LKQ	115,541	(b,d)	2,142,130

Diversified Consumer Services (0.4%)
Apollo Group Cl A	21,842	(b)	1,609,100

Diversified Financial Services (1.3%)
IntercontinentalExchange	30,697	(b)	2,983,441
NASDAQ OMX Group	90,952	(b)	1,914,540

Total			4,897,981

Electric Utilities (0.6%)
PPL	78,760		2,389,578

Electrical Equipment (5.1%)
American Superconductor	26,620	(b)	892,835
Energy Conversion Devices	173,279	(b,d)	2,006,571
Evergreen Solar	1,214,104	(b,d)	2,331,080
First Solar	28,996	(b,d)	4,432,328
Hubbell Cl B	119,262		5,009,003
JA Solar Holdings ADR	197,892	(b,c,d)	797,505
Real Goods Solar Cl A	343,578	(b)	924,225
SunPower Cl A	56,660	(b,d)	1,693,567
Suntech Power Holdings ADR	44,435	(b,c,d)	675,412
Yingli Green Energy Holding ADR	78,547	(b,c,d)	978,696

Total			19,741,222

Electronic Equipment, Instruments & Components (0.8%)
Itron	50,000	(b,d)	3,207,000

Energy Equipment & Services (3.3%)
BJ Services	67,297		1,307,581
ENSCO Intl	52,018		2,212,846
Hercules Offshore	290,323	(b)	1,425,486

Issuer	Shares		Value(a)
Natl Oilwell Varco	42,056	(b)	1,813,875
Noble	25,583	(c)	971,131
Smith Intl	174,265		5,001,405

Total			12,732,324

Food & Staples Retailing (0.4%)
BJ’s Wholesale Club	43,563	(b)	1,577,852

Food Products (1.1%)
Dean Foods	79,440	(b)	1,413,238
HJ Heinz	68,892		2,738,457

Total			4,151,695

Health Care Equipment & Supplies (4.2%)
CR Bard	33,144	(d)	2,605,450
Gen-Probe	46,727	(b)	1,936,367
Haemonetics	21,237	(b)	1,191,820
Hologic	190,329	(b,d)	3,109,976
St. Jude Medical	85,221	(b)	3,324,471
Thoratec	104,522	(b,d)	3,163,881
Varian Medical Systems	24,145	(b,d)	1,017,229

Total			16,349,194

Health Care Providers & Services (3.5%)
AmerisourceBergen	86,008	(d)	1,924,859
CardioNet	17,713	(b,d)	119,031
Emdeon Cl A	144,263	(b)	2,337,061
Express Scripts	26,729	(b)	2,073,636
Laboratory Corp of America Holdings	13,544	(b,d)	889,841
MEDNAX	33,508	(b,d)	1,840,259
Patterson Companies	91,099	(b,d)	2,482,448
Select Medical Holdings	194,154	(b)	1,955,131

Total			13,622,266

Hotels, Restaurants & Leisure (2.6%)
Burger King Holdings	168,109		2,957,037
Darden Restaurants	33,109		1,130,010
Marriott Intl Cl A	51,995	(d)	1,434,542
MGM MIRAGE	29,238	(b,d)	352,026
Panera Bread Cl A	25,020	(b,d)	1,376,100
Pinnacle Entertainment	115,222	(b)	1,174,112
Starwood Hotels & Resorts Worldwide	49,428	(d)	1,632,607

Total			10,056,434

Household Durables (0.3%)
KB Home	68,021	(d)	1,129,829

Household Products (0.6%)
Clorox	37,555		2,208,985

Internet Software & Services (2.0%)
Akamai Technologies	207,044	(b,d)	4,074,626
Limelight Networks	260,288	(b)	1,056,769
OpenTable	68,561	(b)	1,889,541
Vistaprint	16,222	(b,c,d)	823,267

Total			7,844,203

Issuer	Shares		Value(a)
IT Services (0.5%)
Alliance Data Systems	16,859	(b,d)	1,029,747
ManTech Intl Cl A	16,711	(b)	788,091

Total			1,817,838

Leisure Equipment & Products (0.6%)
Eastman Kodak	171,247	(d)	818,561
LeapFrog Enterprises	385,092	(b)	1,582,728

Total			2,401,289

Life Sciences Tools & Services (0.8%)
Illumina	76,380	(b,d)	3,246,150

Machinery (3.8%)
Badger Meter	26,627	(d)	1,030,199
Bucyrus Intl	42,715	(d)	1,521,508
Cummins	16,263		728,745
Flowserve	11,847		1,167,403
Joy Global	29,009		1,419,700
Kennametal	81,307		2,000,966
Manitowoc	192,409	(d)	1,822,113
Mueller Water Products Cl A	205,532		1,126,315
Terex	195,558	(b,d)	4,053,918

Total			14,870,867

Marine (3.6%)
Diana Shipping	115,620	(c)	1,503,060
DryShips	1,491,197	(c)	9,886,636
Genco Shipping & Trading	126,037		2,619,049

Total			14,008,745

Media (1.6%)
Regal Entertainment Group Cl A	221,960		2,734,547
Sirius XM Radio	5,676,519	(b,d)	3,604,590

Total			6,339,137

Metals & Mining (5.0%)
AK Steel Holding	114,697	(d)	2,262,972
Alcoa	223,674		2,934,603
Allegheny Technologies	91,029	(d)	3,185,104
Cliffs Natural Resources	97,881	(d)	3,167,429
Freeport-McMoRan Copper & Gold	24,088		1,652,678
Kinross Gold	55,006	(c)	1,193,630
RTI Intl Metals	34,732	(b)	865,174
Steel Dynamics	54,420		834,803
United States Steel	47,473	(d)	2,106,377
Yamana Gold	135,876	(c)	1,455,232

Total			19,658,002

Multiline Retail (0.6%)
JC Penney	32,562		1,098,968
Nordstrom	40,957	(d)	1,250,826

Total			2,349,794

Oil, Gas & Consumable Fuels (6.7%)
Arch Coal	90,489	(d)	2,002,522
CONSOL Energy	41,519		1,872,922

Issuer	Shares		Value(a)
Denbury Resources	71,011	(b)	1,074,396
Devon Energy	14,651		986,452
El Paso	248,256		2,562,002
Frontier Oil	211,884		2,949,425
Murphy Oil	22,168		1,276,212
Newfield Exploration	34,776	(b)	1,480,067
Petrohawk Energy	86,930	(b)	2,104,575
Range Resources	22,331	(d)	1,102,258
Southwestern Energy	33,132	(b,d)	1,414,074
Tesoro	132,554	(d)	1,985,659
Western Refining	410,580	(b,d)	2,648,241
Williams Companies	149,984		2,680,214

Total			26,139,019

Pharmaceuticals (2.0%)
King Pharmaceuticals	131,259	(b,d)	1,413,659
Mylan	125,449	(b,d)	2,008,438
Perrigo	43,966	(d)	1,494,404
Shire ADR	52,647	(c,d)	2,752,913

Total			7,669,414

Road & Rail (0.9%)
JB Hunt Transport Services	30,807	(d)	989,829
Kansas City Southern	34,261	(b,d)	907,574
Landstar System	41,326	(d)	1,572,867

Total			3,470,270

Semiconductors & Semiconductor Equipment (6.9%)
Altera	155,953	(d)	3,198,596
Broadcom Cl A	49,095	(b)	1,506,726
Maxim Integrated Products	86,416		1,567,586
Mellanox Technologies	263,928	(b,c)	4,325,780
MEMC Electronic Materials	90,512	(b)	1,505,215
NVIDIA	82,580	(b,d)	1,241,177
PMC-Sierra	1,165,682	(b,d)	11,143,921
Tessera Technologies	36,605	(b)	1,020,913
Xilinx	67,032	(d)	1,569,889

Total			27,079,803

Software (8.8%)
Activision Blizzard	164,021	(b)	2,032,220
Citrix Systems	30,291	(b)	1,188,316
CommVault Systems	59,092	(b)	1,226,159
Compuware	514,356	(b)	3,770,229
Electronic Arts	199,686	(b,d)	3,804,018
Intuit	33,002	(b,d)	940,557
Novell	368,173	(b)	1,660,460
Shanda Games ADR	89,773	(b,c,d)	1,050,344
Symantec	204,375	(b)	3,366,056
TIBCO Software	1,456,668	(b)	13,823,780
VMware Cl A	48,644	(b)	1,954,029

Total			34,816,168

Specialty Retail (4.2%)
Abercrombie & Fitch Cl A	85,617	(d)	2,815,086
American Eagle Outfitters	106,744		1,799,704
Dick’s Sporting Goods	88,264	(b,d)	1,977,114
GameStop Cl A	152,346	(b,d)	4,032,598

Issuer	Shares		Value(a)
Limited Brands	90,815		1,542,947
PetSmart	68,917	(d)	1,498,945
Tiffany & Co	50,538	(d)	1,947,229
Urban Outfitters	25,116	(b)	757,750

Total			16,371,373

Textiles, Apparel & Luxury Goods (0.2%)
lululemon athletica	26,662	(b,c,d)	606,561

Tobacco (0.6%)
Lorillard	32,081		2,383,618

Trading Companies & Distributors (0.5%)
Fastenal	47,318	(d)	1,831,207

Water Utilities (0.4%)
American Water Works	68,773	(d)	1,371,334

Wireless Telecommunication Services (1.2%)
American Tower Cl A	65,141	(b)	2,371,132
NII Holdings	75,972	(b)	2,277,641

Total			4,648,773

Total Common Stocks (Cost: $345,245,579)			$375,143,460

Options Purchased (1.8%)

		Exercise	Expiration
Issuer	Contracts	price	date	Value(a)
Call
Tibco Software	1,746	$10	Nov. 2009	$78,570
Put
S&P 500 Index	1,922	1,025	Dec. 2009	$6,823,100

Total Options Purchased (Cost: $6,909,446)				$6,901,670

Money Market Fund (1.5%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.28%	5,910,901	(e)	$5,910,901

Total Money Market Fund (Cost: $5,910,901)			$5,910,901

Investments of Cash Collateral Received for Securities on Loan (27.5%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund (10.7%)
JPMorgan Prime Money Market Fund	41,601,420	$41,601,420

	Coupon	Principal
Issuer	rate	amount	Value(a)
Asset-Backed Commercial Paper (6.4%)
Belmont Funding LLC
10-06-09	0.52%	$3,999,596	$3,999,596
Ebbets Funding LLC
10-06-09	0.47	3,999,633	3,999,633
Elysian Funding LLC
10-01-09	0.47	2,999,726	2,999,726

	Coupon	Principal
Issuer	rate	amount	Value(a)
Grampian Funding LLC
10-08-09	0.37	2,999,137	2,999,137
10-21-09	0.37	999,692	999,692
Rheingold Securitization
12-16-09	0.38	3,996,749	3,996,749
Tasman Funding
10-23-09	0.30	2,999,250	2,999,250
Versailles Commercial Paper LLC
10-13-09	0.55	2,998,488	2,998,488

Total			24,992,271

Certificates of Deposit (6.5%)
Banco Espirito Santo e Comm London
10-06-09	0.30	4,000,000	4,000,000
Banco Santander Madrid
10-13-09	0.45	1,000,000	1,000,000
Bank of Tokyo UFJ London
12-21-09	0.37	3,000,040	3,000,040
Bayrische Hypo-Und Vereinsbank
10-29-09	0.39	3,000,000	3,000,000
Credit Indusrial et Comm London
11-18-09	0.37	3,000,000	3,000,000
Dexia Credit Local du France
10-09-09	0.43	2,999,504	2,999,504
Raiffeisen Zentralbank Oest Vienna
10-05-09	0.29	4,000,000	4,000,000
Ulster Bank Ireland
10-15-09	0.47	4,000,000	4,000,000

Total			24,999,544

Commercial Paper (2.4%)
Citigroup Funding
10-05-09	0.40	1,999,622	1,999,622
KBC Financial Products
11-02-09	0.48	4,997,691	4,997,691
Natixis Commercial Paper
10-08-09	0.29	2,499,396	2,499,396

Total			9,496,709

Repurchase Agreements (1.5%)
Morgan Stanley
10-22-09	0.23	2,000,000	2,000,000
RBS Securities
10-22-09	0.50	4,000,000	4,000,000

Total			6,000,000

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $107,089,944)			$107,089,944

Total Investments in Securities (Cost: $465,155,870)			$495,045,975

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Sept. 30, 2009, the value of foreign securities represented 7.7% of net assets.

(d)	At Sept. 30, 2009, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2009.
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated June 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2009:

	Fair value at Sept. 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks(a)	$375,143,460	$—	$—	$375,143,460

Total Equity Securities	375,143,460	—	—	375,143,460

Other
Options Purchased	6,901,670	—	—	6,901,670
Affiliated Money Market Fund (b)	5,910,901	—	—	5,910,901
Investments of Cash Collateral Received for Securities on Loan (c)	41,601,420	65,488,524	—	107,089,944

Total Other	54,413,991	65,488,524	—	119,902,515

Total	$429,557,451	$65,488,524	$—	$495,045,975

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2009.

(c)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

Portfolio of Investments
RiverSource VP — Mid Cap Value Fund
Sept. 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (93.5%)

Issuer	Shares		Value(a)
Aerospace & Defense (1.1%)
Goodrich	48,220		$2,620,275

Airlines (1.9%)
AMR	108,556	(b)	863,020
Continental Airlines Cl B	63,006	(b)	1,035,819
Delta Air Lines	155,707	(b,g)	1,395,134
UAL	57,890	(b)	533,746
US Airways Group	129,858	(b,g)	610,333

Total			4,438,052

Auto Components (0.7%)
Goodyear Tire & Rubber	100,917	(b)	1,718,617

Automobiles (0.2%)
Ford Motor	71,731	(b)	517,181

Capital Markets (0.9%)
Artio Global Investors	12,576	(b)	328,862
Invesco	82,358		1,874,468

Total			2,203,330

Chemicals (4.5%)
Eastman Chemical	71,006		3,801,661
Lubrizol	50,646		3,619,163
PPG Inds	56,523		3,290,204

Total			10,711,028

Commercial Banks (1.0%)
Cullen/Frost Bankers	22,533		1,163,604
M&T Bank	21,153	(g)	1,318,255

Total			2,481,859

Commercial Services & Supplies (0.9%)
Ritchie Bros Auctioneers	89,108	(c,g)	2,186,710

Communications Equipment (0.2%)
Brocade Communications Systems	61,751	(b)	485,363

Construction & Engineering (2.2%)
Chicago Bridge & Iron	63,385	(c)	1,184,031
Fluor	19,883		1,011,051
Foster Wheeler	32,161	(b)	1,026,257
Insituform Technologies Cl A	13,579	(b)	259,902
Jacobs Engineering Group	20,567	(b)	945,054
KBR	34,147		795,284

Total			5,221,579

Issuer	Shares		Value(a)
Construction Materials (0.8%)
CEMEX ADR	149,896	(b,c,g)	1,936,656

Consumer Finance (0.1%)
SLM	31,687	(b)	276,311

Distributors (0.5%)
Genuine Parts	28,393		1,080,638

Diversified Financial Services (0.4%)
PICO Holdings	31,949	(b)	1,065,499

Diversified Telecommunication Services (2.9%)
CenturyTel	100,480		3,376,128
Qwest Communications Intl	542,159	(g)	2,065,626
Windstream	150,144		1,520,959

Total			6,962,713

Electric Utilities (2.4%)
Allegheny Energy	88,260		2,340,655
Pepco Holdings	158,993		2,365,816
Pinnacle West Capital	26,929		883,810

Total			5,590,281

Electrical Equipment (3.2%)
AO Smith	35,271	(g)	1,343,825
Cooper Inds Cl A	128,451		4,825,904
Rockwell Automation	32,706	(g)	1,393,276

Total			7,563,005

Electronic Equipment, Instruments & Components (2.0%)
Agilent Technologies	76,438	(b)	2,127,270
Celestica	284,377	(b,c)	2,695,894

Total			4,823,164

Energy Equipment & Services (2.5%)
BJ Services	21,987		427,207
Cameron Intl	61,932	(b)	2,342,268
Transocean	16,467	(b,c)	1,408,423
Weatherford Intl	80,127	(b,c)	1,661,033

Total			5,838,931

Gas Utilities (1.3%)
EQT	31,516		1,342,582
Questar	48,570		1,824,289

Total			3,166,871

Health Care Equipment & Supplies (0.9%)
Hospira	47,809	(b)	2,132,281

Health Care Providers & Services (1.2%)
McKesson	30,066		1,790,430
Universal Health Services Cl B	16,648		1,031,011

Total			2,821,441

Issuer	Shares		Value(a)
Hotels, Restaurants & Leisure (1.3%)
Royal Caribbean Cruises	60,345	(b)	1,453,108
Starwood Hotels & Resorts Worldwide	45,953	(g)	1,517,827

Total			2,970,935

Household Durables (2.3%)
DR Horton	71,012		810,247
KB Home	26,296		436,777
Mohawk Inds	31,825	(b)	1,517,734
Pulte Homes	86,394		949,470
Stanley Works	38,732		1,653,469

Total			5,367,697

Industrial Conglomerates (0.4%)
McDermott Intl	40,647	(b)	1,027,150

Insurance (12.0%)
Aon	40,897		1,664,099
Arch Capital Group	11,634	(b,c,g)	785,760
Assurant	63,405		2,032,764
Axis Capital Holdings	81,642	(c)	2,463,956
Everest Re Group	49,896	(c)	4,375,879
Lincoln Natl	84,867		2,198,904
Marsh & McLennan Companies	27,036		668,600
PartnerRe	58,093	(c,g)	4,469,675
Transatlantic Holdings	25,005		1,254,501
Willis Group Holdings	61,049	(c,g)	1,722,803
XL Capital Cl A	376,583	(c,g)	6,575,139

Total			28,212,080

Leisure Equipment & Products (0.4%)
Hasbro	37,289		1,034,770

Life Sciences Tools & Services (1.4%)
Covance	30,937	(b,g)	1,675,239
Life Technologies	36,515	(b)	1,699,773

Total			3,375,012

Machinery (5.3%)
AGCO	39,635	(b)	1,095,115
Cummins	28,824		1,291,603
Eaton	60,911		3,446,954
Ingersoll-Rand	104,748	(c)	3,212,622
Manitowoc	113,841		1,078,074
Parker Hannifin	31,600		1,638,144
Terex	42,580	(b)	882,683

Total			12,645,195

Media (1.7%)
Natl CineMedia	126,634	(g)	2,148,979
Regal Entertainment Group Cl A	152,951		1,884,356

Total			4,033,335

Metals & Mining (3.3%)
Freeport-McMoRan Copper & Gold	46,380		3,182,132
Nucor	42,513		1,998,536

Issuer	Shares		Value(a)
Steel Dynamics	55,815		856,202
United States Steel	38,303	(g)	1,699,504

Total			7,736,374

Multiline Retail (1.5%)
Family Dollar Stores	41,380		1,092,432
Macy’s	132,740		2,427,815

Total			3,520,247

Multi-Utilities (2.9%)
DTE Energy	45,576		1,601,541
Sempra Energy	54,961		2,737,607
Wisconsin Energy	56,301		2,543,116

Total			6,882,264

Oil, Gas & Consumable Fuels (6.2%)
Alpha Natural Resources	20,294	(b)	712,319
El Paso	145,342		1,499,929
Enbridge	84,599	(c)	3,282,441
Newfield Exploration	57,202	(b,g)	2,434,517
Pioneer Natural Resources	50,879		1,846,399
Southwestern Energy	51,834	(b)	2,212,275
Sunoco	21,210		603,425
Ultra Petroleum	36,898	(b)	1,806,526

Total			14,397,831

Pharmaceuticals (3.2%)
Forest Laboratories	39,682	(b)	1,168,238
King Pharmaceuticals	135,253	(b)	1,456,675
Mylan	304,238	(b,g)	4,870,850

Total			7,495,763

Real Estate Investment Trusts (REITs) (3.6%)
AvalonBay Communities	22,841	(g)	1,661,226
Boston Properties	13,553	(g)	888,399
Equity Residential	58,523		1,796,656
ProLogis	63,259	(g)	754,047
Rayonier	51,645		2,112,797
Ventas	34,205	(g)	1,316,893

Total			8,530,018

Real Estate Management & Development (0.6%)
St. Joe	45,194	(b,g)	1,316,049

Road & Rail (2.0%)
CSX	59,564		2,493,349
Kansas City Southern	87,111	(b,g)	2,307,570

Total			4,800,919

Semiconductors & Semiconductor Equipment (4.7%)
ASML Holding	52,738	(c)	1,559,463
Lam Research	52,933	(b,g)	1,808,191
LSI	395,131	(b)	2,169,269
Maxim Integrated Products	125,072		2,268,806
Microchip Technology	99,483	(g)	2,636,300
Micron Technology	79,907	(b,g)	655,237

Total			11,097,266

Issuer	Shares		Value(a)
Software (3.7%)
Adobe Systems	53,810	(b)	1,777,882
Autodesk	72,310	(b,g)	1,720,978
BMC Software	64,029	(b)	2,403,008
McAfee	67,556	(b)	2,958,278

Total			8,860,146

Specialty Retail (0.7%)
Abercrombie & Fitch Cl A	24,310	(g)	799,313
Bed Bath & Beyond	25,010	(b,g)	938,875

Total			1,738,188

Textiles, Apparel & Luxury Goods (1.0%)
VF	32,770	(g)	2,373,531

Tobacco (3.0%)
Lorillard	95,765		7,115,340

Trading Companies & Distributors (0.5%)
WW Grainger	13,081		1,168,918

Total Common Stocks (Cost: $205,409,741)			$221,540,813

Equity-Linked Notes (3.1%)(e)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Goldman Sachs Group
Absolute Trigger Mandatory Exchangeable Nts
12-28-09	—%	$6,500,000	(d)	$7,265,593

Total Equity-Linked Notes (Cost: $6,500,000)				$7,265,593

Bonds (0.2%)

	Coupon	Principal
Issuer	rate	amount	Value(a)
Wirelines
Qwest Communications Intl
Cv Sr Unsecured
11-15-25	3.50%	$440,000	$443,067

Total Bonds (Cost: $504,935)			$443,067

Money Market Fund (2.2%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.28%	5,125,552	(f)	$5,125,552

Total Money Market Fund (Cost: $5,125,552)			$5,125,552

Investments of Cash Collateral Received for Securities on Loan (18.9%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	44,781,227	$44,781,227

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $44,781,227)		$44,781,227

Total Investments in Securities (Cost: $262,321,455)		$279,156,252

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Sept. 30, 2009, the value of foreign securities represented 16.7% of net assets.

(d)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Sept. 30, 2009 was $7,265,593 representing 3.1% of net assets. Information concerning such security holdings at Sept. 30, 2009 is as follows:

	Acquisition
Security	dates	Cost

Goldman Sachs Group
—% Absolute Trigger Mandatory Exchangeable Nts 2009	5-18-09	$6,500,000

(e)	Equity-Linked Notes (ELNs) are notes created by a counterparty, typically an investment bank that may bear interest at a fixed or floating rate. At maturity, the notes must be exchanged for an amount based on the value of one or more equity securities of third party issuers or the value of an index. The exchanged value may be limited to an amount less than the actual value of the underlying stocks or value of an index at the maturity date. Any difference between the exchange amount and the original cost of the notes will be a gain or loss.

(f)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2009.

(g)	At Sept. 30, 2009, security was partially or fully on loan.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements - Valuation of securities in the most recent Semiannual Report dated June 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2009:

	Fair value at Sept. 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$221,540,813	$—	$—	$$221,540,813

Total Equity Securities	221,540,813	—	—	221,540,813

Bonds
Corporate Debt Securities	—	443,067	—	443,067

Total Bonds	—	443,067	—	443,067

Other
Equity-Linked Notes	—	7,265,593	—	7,265,593
Affiliated Money Market Fund (b)	5,125,552	—	—	5,125,552
Investments of Cash Collateral Received for Securities on Loan	44,781,227	—	—	44,781,227

Total Other	49,906,779	7,265,593	—	57,172,372

Total	$271,447,592	$7,708,660	$—	$279,156,252

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2009.

Portfolio of Investments
RiverSource VP — S&P 500 Index Fund
Sept. 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (99.2%)

Issuer	Shares		Value(a)
Aerospace & Defense (2.7%)
Boeing	15,641		$846,960
General Dynamics	9,551		616,995
Goodrich	3,894	(d)	211,600
Honeywell Intl	17,214		639,500
ITT	2,705		141,066
L-3 Communications Holdings	2,865		230,117
Lockheed Martin	8,222		641,974
Northrop Grumman	6,423		332,390
Precision Castparts	3,686		375,493
Raytheon	9,961		477,829
Rockwell Collins	3,198		162,458
United Technologies	20,359		1,240,474

Total			5,916,856

Air Freight & Logistics (1.1%)
CH Robinson Worldwide	4,980	(d)	287,595
Expeditors Intl of Washington	5,492		193,044
FedEx	7,464		561,442
United Parcel Service Cl B	24,020	(d)	1,356,409

Total			2,398,490

Airlines (—%)
Southwest Airlines	9,645	(d)	92,592

Auto Components (0.2%)
Goodyear Tire & Rubber	5,734	(b)	97,650
Johnson Controls	12,326	(d)	315,053

Total			412,703

Automobiles (0.4%)
Ford Motor	82,646	(b)	595,878
Harley-Davidson	8,408	(d)	193,384

Total			789,262

Beverages (2.6%)
Brown-Forman Cl B	1,267		61,095
Coca-Cola	53,144		2,853,832
Coca-Cola Enterprises	10,144		217,183
Constellation Brands Cl A	8,299	(b)	125,730
Dr Pepper Snapple Group	3,306	(b)	95,048
Molson Coors Brewing Cl B	2,322		113,035
Pepsi Bottling Group	4,773		173,928
PepsiCo	34,076		1,998,898

Total			5,638,749

Biotechnology (1.7%)
Amgen	24,037	(b,d)	1,447,749

Issuer	Shares		Value(a)
Biogen Idec	7,823	(b)	395,218
Celgene	9,186	(b)	513,497
Cephalon	1,708	(b,d)	99,474
Genzyme	5,327	(b)	302,201
Gilead Sciences	19,214	(b)	894,988

Total			3,653,127

Building Products (0.1%)
Masco	12,512		161,655

Capital Markets (3.0%)
Ameriprise Financial	7,496		272,330
Bank of New York Mellon	25,597		742,057
Charles Schwab	18,689		357,894
E*TRADE Financial	41,530	(b)	72,678
Federated Investors Cl B	2,120	(d)	55,904
Franklin Resources	3,045	(d)	306,327
Goldman Sachs Group	11,887		2,191,368
Invesco	7,397		168,356
Janus Capital Group	3,783	(d)	53,643
Legg Mason	3,405	(d)	105,657
Morgan Stanley	33,328		1,029,169
Northern Trust	6,685	(d)	388,800
State Street	10,629		559,085
T Rowe Price Group	4,229	(d)	193,265

Total			6,496,533

Chemicals (1.9%)
Air Products & Chemicals	4,480		347,558
Airgas	978		47,306
CF Inds Holdings	628		54,152
Dow Chemical	28,636		746,541
Eastman Chemical	1,737		92,999
Ecolab	4,478		207,018
EI du Pont de Nemours & Co	21,642		695,574
FMC	923	(d)	51,919
Intl Flavors & Fragrances	1,886		71,536
Monsanto	11,558		894,590
PPG Inds	4,537		264,099
Praxair	6,218	(d)	507,948
Sigma-Aldrich	1,581	(d)	85,342

Total			4,066,582

Commercial Banks (3.0%)
BB&T	14,015	(d)	381,769
Comerica	5,437		161,316
Fifth Third Bancorp	24,187		245,014
First Horizon Natl	10,215	(b,d)	135,146
Huntington Bancshares	25,403	(d)	119,648
KeyCorp	9,052		58,838
M&T Bank	1,890	(d)	117,785
Marshall & Ilsley	17,037	(d)	137,489
PNC Financial Services Group	10,268		498,922
Regions Financial	38,244	(d)	237,495
SunTrust Banks	8,939		201,574
US Bancorp	43,766		956,725
Wells Fargo & Co	107,937	(d)	3,041,665
Zions Bancorporation	5,697	(d)	102,375

Total			6,395,761

Issuer	Shares		Value(a)
Commercial Services & Supplies (0.6%)
Avery Dennison	2,554		91,970
Cintas	5,504	(d)	166,826
Iron Mountain	5,947	(b)	158,547
Pitney Bowes	6,701	(d)	166,520
Republic Services	4,590		121,956
RR Donnelley & Sons	7,776		165,318
Stericycle	2,171	(b)	105,185
Waste Management	9,327		278,131

Total			1,254,453

Communications Equipment (2.8%)
Ciena	2,165	(b,d)	35,246
Cisco Systems	129,552	(b)	3,049,655
Harris	4,724		177,622
JDS Uniphase	9,457	(b)	67,239
Juniper Networks	10,980	(b,d)	296,680
Motorola	61,221		525,888
QUALCOMM	38,327		1,723,949
Tellabs	18,547	(b)	128,345

Total			6,004,624

Computers & Peripherals (5.7%)
Apple	20,903	(b)	3,874,790
Dell	43,969	(b,d)	670,967
EMC	42,611	(b)	726,091
Hewlett-Packard	52,569		2,481,782
IBM	30,438		3,640,690
Lexmark Intl Cl A	4,358	(b,d)	93,871
NetApp	5,284	(b)	140,977
QLogic	2,814	(b,d)	48,401
SanDisk	7,539	(b,d)	163,596
Sun Microsystems	24,523	(b)	222,914
Teradata	2,597	(b)	71,469
Western Digital	7,278	(b)	265,865

Total			12,401,413

Construction & Engineering (0.2%)
Fluor	4,594		233,605
Jacobs Engineering Group	1,596	(b,d)	73,336
Quanta Services	2,522	(b)	55,812

Total			362,753

Construction Materials (0.1%)
Vulcan Materials	3,555	(d)	192,219

Consumer Finance (0.8%)
American Express	27,824	(d)	943,234
Capital One Financial	9,390	(d)	335,505
Discover Financial Services	11,513		186,856
SLM	18,631	(b,d)	162,462

Total			1,628,057

Containers & Packaging (0.2%)
Ball	2,777		136,628
Bemis	1,399		36,248
Owens-Illinois	2,155	(b)	79,520

Issuer	Shares		Value(a)
Pactiv	2,132	(b)	55,539
Sealed Air	1,921		37,709

Total			345,644

Distributors (0.1%)
Genuine Parts	4,942		188,093

Diversified Consumer Services (0.2%)
Apollo Group Cl A	3,153	(b)	232,282
DeVry	1,417		78,388
H&R Block	5,608		103,075

Total			413,745

Diversified Financial Services (4.5%)
Bank of America	196,697	(d)	3,328,113
Citigroup	282,848		1,368,984
CME Group	1,305		402,188
IntercontinentalExchange	2,346	(b,d)	228,008
JPMorgan Chase & Co	91,277		3,999,757
Leucadia Natl	2,339	(b,d)	57,820
Moody’s	2,493	(d)	51,007
NASDAQ OMX Group	4,495	(b)	94,620
NYSE Euronext	4,733		136,736

Total			9,667,233

Diversified Telecommunication Services (2.9%)
AT&T	131,509		3,552,058
CenturyTel	8,690		291,981
Frontier Communications	7,468		56,309
Qwest Communications Intl	50,379	(d)	191,944
Verizon Communications	67,646	(d)	2,047,644
Windstream	8,792		89,063

Total			6,228,999

Electric Utilities (2.0%)
Allegheny Energy	2,201		58,371
American Electric Power	9,675		299,828
Duke Energy	33,159		521,923
Edison Intl	9,417		316,223
Entergy	3,696	(d)	295,163
Exelon	13,948		692,099
FirstEnergy	5,667	(d)	259,095
FPL Group	10,622		586,653
Northeast Utilities	3,461		82,164
Pepco Holdings	2,239		33,316
Pinnacle West Capital	3,438	(d)	112,835
PPL	7,828	(d)	237,502
Progress Energy	6,311		246,508
Southern	15,596		493,925

Total			4,235,605

Electrical Equipment (0.3%)
Emerson Electric	15,770		632,061
Rockwell Automation	2,838	(d)	120,899

Total			752,960

Electronic Equipment, Instruments & Components (0.5%)
Agilent Technologies	6,593	(b)	183,483

Issuer	Shares		Value(a)
Amphenol Cl A	2,409		90,771
Corning	39,904		610,930
FLIR Systems	1,942	(b,d)	54,318
Jabil Circuit	10,821		145,110
Molex	3,383		70,637

Total			1,155,249

Energy Equipment & Services (1.9%)
Baker Hughes	7,381	(d)	314,873
BJ Services	9,892		192,202
Cameron Intl	5,483	(b)	207,367
Diamond Offshore Drilling	1,143	(d)	109,179
ENSCO Intl	4,718		200,704
FMC Technologies	2,966	(b,d)	154,944
Halliburton	21,434		581,290
Nabors Inds	9,357	(b,c)	195,561
Natl Oilwell Varco	8,142	(b)	351,164
Rowan Companies	2,710	(d)	62,520
Schlumberger	27,543	(d)	1,641,563
Smith Intl	5,265	(d)	151,106

Total			4,162,473

Food & Staples Retailing (2.8%)
Costco Wholesale	9,103		513,955
CVS Caremark	32,337		1,155,724
Kroger	14,912		307,784
Safeway	13,058		257,504
SUPERVALU	9,122	(d)	137,377
SYSCO	10,829		269,101
Walgreen	21,140	(d)	792,116
Wal-Mart Stores	49,890		2,449,100
Whole Foods Market	5,409	(b)	164,920

Total			6,047,581

Food Products (1.6%)
Archer-Daniels-Midland	17,223		503,257
Campbell Soup	3,491	(d)	113,876
ConAgra Foods	11,633		252,203
Dean Foods	8,058	(b)	143,352
General Mills	6,671		429,479
Hershey	2,183	(d)	84,831
HJ Heinz	6,480		257,580
Hormel Foods	1,597		56,725
JM Smucker	1,541		81,688
Kellogg	4,389	(d)	216,070
Kraft Foods Cl A	33,762		886,929
McCormick & Co	1,695		57,528
Sara Lee	20,775		231,434
Tyson Foods Cl A	12,666		159,972

Total			3,474,924

Gas Utilities (0.1%)
EQT	3,514		149,696
Nicor	1,108		40,542
Questar	2,221		83,421

Total			273,659

Issuer	Shares		Value(a)
Health Care Equipment & Supplies (1.9%)
Baxter Intl	12,623		719,637
Becton Dickinson & Co	5,830		406,643
Boston Scientific	41,875	(b)	443,456
CareFusion	4,311	(b)	93,980
CR Bard	1,484		116,657
DENTSPLY Intl	1,950	(d)	67,353
Hospira	3,827	(b)	170,684
Intuitive Surgical	699	(b)	183,313
Medtronic	24,707		909,218
St. Jude Medical	8,254	(b)	321,989
Stryker	4,200		190,806
Varian Medical Systems	2,240	(b)	94,371
Zimmer Holdings	6,283	(b)	335,826

Total			4,053,933

Health Care Providers & Services (1.9%)
Aetna	9,530		265,220
AmerisourceBergen	7,496		167,760
Cardinal Health	8,623		231,096
CIGNA	8,279		232,557
Coventry Health Care	7,215	(b)	144,011
DaVita	1,305	(b)	73,915
Express Scripts	5,478	(b)	424,983
Humana	4,051	(b)	151,102
Laboratory Corp of America Holdings	2,161	(b,d)	141,978
McKesson	5,270		313,829
Medco Health Solutions	9,641	(b)	533,245
Patterson Companies	1,169	(b,d)	31,855
Quest Diagnostics	3,547		185,118
Tenet Healthcare	5,063	(b)	29,770
UnitedHealth Group	26,587		665,739
WellPoint	10,866	(b)	514,614

Total			4,106,792

Health Care Technology (—%)
IMS Health	4,365		67,003

Hotels, Restaurants & Leisure (1.4%)
Carnival Unit	10,477		348,675
Darden Restaurants	1,793		61,195
Intl Game Technology	6,634		142,498
Marriott Intl Cl A	4,101	(d)	113,147
McDonald’s	24,108		1,375,843
Starbucks	17,642	(b)	364,306
Starwood Hotels & Resorts Worldwide	4,385	(d)	144,837
Wyndham Worldwide	8,034		131,115
Wynn Resorts	868	(b,d)	61,533
Yum! Brands	8,896		300,329

Total			3,043,478

Household Durables (0.5%)
Black & Decker	2,812		130,166
DR Horton	10,972	(d)	125,191
Fortune Brands	2,420		104,012
Harman Intl Inds	1,400		47,432
KB Home	5,133	(d)	85,259
Leggett & Platt	2,002		38,839
Lennar Cl A	6,751	(d)	96,202
Newell Rubbermaid	6,650	(d)	104,339

Issuer	Shares		Value(a)
Pulte Homes	12,198		134,055
Snap-On	1,321		45,918
Stanley Works	1,029		43,928
Whirlpool	936	(d)	65,483

Total			1,020,824

Household Products (2.5%)
Clorox	4,179		245,809
Colgate-Palmolive	11,163		851,514
Kimberly-Clark	9,924		585,318
Procter & Gamble	63,824		3,696,685

Total			5,379,326

Independent Power Producers & Energy Traders (0.3%)
AES	19,747	(b)	292,651
Constellation Energy Group	6,727		217,753
Dynegy Cl A	12,133	(b)	30,939

Total			541,343

Industrial Conglomerates (2.5%)
3M	15,006		1,107,443
General Electric	247,918	(d)	4,070,814
Textron	10,128	(d)	192,229

Total			5,370,486

Insurance (2.7%)
AFLAC	9,644	(d)	412,185
Allstate	14,041		429,935
American Intl Group	4,962	(b,d)	218,874
Aon	5,594		227,620
Assurant	1,217		39,017
Chubb	9,360		471,838
Cincinnati Financial	5,606		145,700
Genworth Financial Cl A	15,397		183,994
Hartford Financial Services Group	11,250		298,125
Lincoln Natl	9,649		250,006
Loews	6,674		228,585
Marsh & McLennan Companies	9,124		225,637
MBIA	13,945	(b,d)	108,213
MetLife	17,737		675,247
Principal Financial Group	5,079		139,114
Progressive	12,806	(b)	212,323
Prudential Financial	9,561		477,189
Torchmark	3,328	(d)	144,535
Travelers Companies	13,004		640,186
Unum Group	4,872	(d)	104,456
XL Capital Cl A	12,498	(c,d)	218,215

Total			5,850,994

Internet & Catalog Retail (0.4%)
Amazon.com	7,710	(b)	719,806
Expedia	5,880	(b)	140,826

Total			860,632

Internet Software & Services (1.8%)
Akamai Technologies	2,183	(b,d)	42,961
eBay	23,487	(b)	554,528
Google Cl A	5,603	(b,d)	2,778,249

Issuer	Shares		Value(a)
VeriSign	2,521	(b,d)	59,722
Yahoo!	29,851	(b)	531,646

Total			3,967,106

IT Services (1.0%) Affiliated Computer Services Cl A	2,240	(b)	121,341
Automatic Data Processing	9,643	(d)	378,970
Cognizant Technology Solutions Cl A	5,515	(b)	213,210
Computer Sciences	4,666	(b)	245,945
Convergys	8,564	(b)	85,126
Fidelity Natl Information Services	6,929		176,759
Fiserv	4,934	(b)	237,819
MasterCard Cl A	1,393		281,595
Paychex	4,905	(d)	142,490

Total System Services	2,540		40,919
Western Union	14,069		266,185

Total			2,190,359

Leisure Equipment & Products (0.2%)
Eastman Kodak	19,091	(d)	91,255
Hasbro	1,627		45,149
Mattel	11,615		214,413

Total			350,817

Life Sciences Tools & Services (0.4%)
Life Technologies	5,549	(b,d)	258,306
Millipore	695	(b)	48,879
PerkinElmer	1,500		28,860
Thermo Fisher Scientific	8,543	(b)	373,073
Waters	1,270	(b)	70,942

Total			780,060

Machinery (1.6%)
Caterpillar	15,225	(d)	781,499
Cummins	6,324		283,378
Danaher	4,995		336,263
Deere & Co	11,165		479,202
Dover	2,485		96,319
Eaton	3,519		199,140
Flowserve	1,796		176,978
Illinois Tool Works	10,288		439,400
PACCAR	10,335	(d)	389,733
Pall	1,507		48,646
Parker Hannifin	3,865		200,362

Total			3,430,920

Media (2.6%)
CBS Cl B	20,347		245,181
Comcast Cl A	60,965	(d)	1,029,699
DIRECTV Group	9,480	(b,d)	261,458
Gannett	11,911	(d)	149,007
Interpublic Group of Companies	8,175	(b)	61,476
McGraw-Hill Companies	5,298		133,192
Meredith	887		26,557
New York Times Cl A	10,050	(d)	81,606
News Corp Cl A	55,170		661,488
Omnicom Group	6,569	(d)	242,659
Scripps Networks Interactive Cl A	1,165		43,047

Issuer	Shares		Value(a)
Time Warner	27,043		778,298
Time Warner Cable	6,633	(d)	285,816
Viacom Cl B	14,713	(b)	412,553
Walt Disney	40,506	(d)	1,112,294
Washington Post Cl B	77		36,042

Total			5,560,373

Metals & Mining (1.1%)
AK Steel Holding	2,690	(d)	53,074
Alcoa	22,765	(d)	298,677
Allegheny Technologies	3,831	(d)	134,047
Freeport-McMoRan Copper & Gold	10,195		699,479
Newmont Mining	12,452		548,137
Nucor	6,827		320,937
United States Steel	4,755	(d)	210,979

Total			2,265,330

Multiline Retail (0.9%)
Big Lots	1,074	(b)	26,871
Family Dollar Stores	5,196		137,174
JC Penney	5,328		179,820
Kohl’s	8,044	(b,d)	458,910
Macy’s	10,086		184,473
Nordstrom	6,048		184,706
Sears Holdings	1,330	(b,d)	86,862
Target	16,097		751,409

Total			2,010,225

Multi-Utilities (1.3%)
Ameren	8,276		209,217
CenterPoint Energy	4,527		56,271
CMS Energy	5,426	(d)	72,708
Consolidated Edison	7,568		309,834
Dominion Resources	12,755		440,049
DTE Energy	5,760		202,406
Integrys Energy Group	1,838	(d)	65,966
NiSource	11,128		154,568
PG&E	10,122	(d)	409,840
Public Service Enterprise Group	10,003		314,494
SCANA	1,919		66,973
Sempra Energy	5,841	(d)	290,940
TECO Energy	5,105		71,878
Wisconsin Energy	1,524		68,839
Xcel Energy	8,968	(d)	172,544

Total			2,906,527

Office Electronics (0.1%)
Xerox	27,514		212,958

Oil, Gas & Consumable Fuels (9.7%)
Anadarko Petroleum	11,014	(d)	690,908
Apache	8,024		736,844
Cabot Oil & Gas	2,017		72,108
Chesapeake Energy	12,970	(d)	368,348
Chevron	46,522		3,276,543
ConocoPhillips	35,646		1,609,773
CONSOL Energy	2,684		121,075
Denbury Resources	9,732	(b,d)	147,245

Issuer	Shares		Value(a)
Devon Energy	10,596	(d)	713,429
El Paso	9,002		92,901
EOG Resources	4,901		409,283
Exxon Mobil	111,880		7,676,086
Hess	6,802		363,635
Marathon Oil	16,920		539,748
Massey Energy	1,041		29,033
Murphy Oil	3,497		201,322
Noble Energy	3,473		229,079
Occidental Petroleum	18,285		1,433,544
Peabody Energy	4,389		163,359
Pioneer Natural Resources	3,602		130,717
Range Resources	5,111		252,279
Southwestern Energy	6,696	(b)	285,785
Spectra Energy	13,336		252,584
Sunoco	4,758	(d)	135,365
Tesoro	6,772	(d)	101,445
Valero Energy	15,904		308,379
Williams Companies	10,330		184,597
XTO Energy	12,108		500,303

Total			21,025,717

Paper & Forest Products (0.2%)
Intl Paper	9,971		221,656
MeadWestvaco	1,794		40,024
Weyerhaeuser	2,845	(d)	104,269

Total			365,949

Personal Products (0.1%)
Avon Products	7,788		264,481
Estee Lauder Companies Cl A	1,515		56,176

Total			320,657

Pharmaceuticals (7.0%)
Abbott Laboratories	34,522		1,707,803
Allergan	8,176		464,070
Bristol-Myers Squibb	47,888		1,078,438
Eli Lilly & Co	23,190		765,966
Forest Laboratories	7,230	(b)	212,851
Johnson & Johnson	62,130	(d)	3,783,095
King Pharmaceuticals	11,126	(b)	119,827
Merck & Co	50,479	(d)	1,596,651
Mylan	7,310	(b,d)	117,033
Pfizer	155,378	(d)	2,571,505
Schering-Plough	36,410		1,028,583
Watson Pharmaceuticals	2,086	(b)	76,431
Wyeth	32,087		1,558,786

Total			15,081,039

Professional Services (0.2%)
Dun & Bradstreet	1,436		108,160
Equifax	1,648	(d)	48,023
Monster Worldwide	1,620	(b,d)	28,318
Robert Half Intl	6,214	(d)	155,473

Total			339,974

Real Estate Investment Trusts (REITs) (1.0%)
Apartment Investment & Management Cl A	2,793	(d)	41,197

Issuer	Shares		Value(a)
AvalonBay Communities	1,567	(d)	113,968
Boston Properties	2,549	(d)	167,087
Equity Residential	5,764		176,955
HCP	6,060	(d)	174,164
Health Care REIT	4,089		170,184
Host Hotels & Resorts	7,739		91,088
Kimco Realty	9,246		120,568
Plum Creek Timber	3,692	(d)	113,123
ProLogis	15,557	(d)	185,439
Public Storage	2,207		166,055
Simon Property Group	5,674	(d)	393,945
Ventas	2,594	(d)	99,869
Vornado Realty Trust	2,774	(d)	178,675

Total			2,192,317

Real Estate Management & Development (—%)
CB Richard Ellis Group Cl A	8,201	(b,d)	96,280

Road & Rail (0.9%)
Burlington Northern Santa Fe	5,499		438,986
CSX	9,977		417,637
Norfolk Southern	8,886		383,075
Ryder System	1,337		52,223
Union Pacific	10,307		601,414

Total			1,893,335

Semiconductors & Semiconductor Equipment (2.5%)
Advanced Micro Devices	7,205	(b)	40,780
Altera	3,841	(d)	78,779
Analog Devices	5,394		148,767
Applied Materials	25,951	(d)	347,743
Broadcom Cl A	11,573	(b)	355,175
Intel	126,062		2,467,034
KLA-Tencor	4,214	(d)	151,114
Linear Technology	3,343	(d)	92,367
LSI	15,469	(b)	84,925
MEMC Electronic Materials	8,215	(b)	136,615
Microchip Technology	2,352	(d)	62,328
Micron Technology	28,512	(b,d)	233,798
Natl Semiconductor	8,888	(d)	126,832
Novellus Systems	2,340	(b)	49,093
NVIDIA	14,110	(b,d)	212,073
Teradyne	9,246	(b,d)	85,526
Texas Instruments	31,093		736,594
Xilinx	3,551		83,164

Total			5,492,707

Software (3.9%)
Adobe Systems	10,010	(b)	330,730
Autodesk	3,009	(b,d)	71,614
BMC Software	2,364	(b)	88,721
CA	6,657		146,387
Citrix Systems	3,421	(b,d)	134,206
Compuware	5,914	(b)	43,350
Electronic Arts	7,405	(b)	141,065
Intuit	9,590	(b)	273,315
McAfee	5,194	(b)	227,445
Microsoft	172,977		4,478,375
Novell	8,284	(b)	37,361

Issuer	Shares		Value(a)
Oracle	89,890		1,873,308
Red Hat	6,956	(b)	192,264
Salesforce.com	1,386	(b,d)	78,905
Symantec	20,049	(b)	330,207

Total			8,447,253

Specialty Retail (1.9%)
Abercrombie & Fitch Cl A	2,085	(d)	68,555
AutoNation	2,164	(b,d)	39,125
AutoZone	1,204	(b,d)	176,049
Bed Bath & Beyond	4,721	(b,d)	177,226
Best Buy	7,235	(d)	271,457
GameStop Cl A	1,715	(b,d)	45,396
Gap	13,719		293,587
Home Depot	40,574		1,080,891
Limited Brands	3,451		58,632
Lowe’s Companies	36,607		766,551
Office Depot	12,744	(b)	84,365
O’Reilly Automotive	4,821	(b,d)	174,231
RadioShack	2,998		49,677
Sherwin-Williams	3,193		192,091
Staples	13,401	(d)	311,171
Tiffany & Co	1,671		64,384
TJX Companies	7,692		285,758

Total			4,139,146

Textiles, Apparel & Luxury Goods (0.4%)
Coach	9,206		303,062
Nike Cl B	7,742		500,907
Polo Ralph Lauren	708	(d)	54,247
VF	1,291	(d)	93,507

Total			951,723

Thrifts & Mortgage Finance (0.2%)
Hudson City Bancorp	10,796		141,967
People’s United Financial	11,978	(d)	186,378

Total			328,345

Tobacco (1.7%)
Altria Group	51,121	(d)	910,465
Lorillard	4,630		344,009
Philip Morris Intl	45,757	(d)	2,230,196
Reynolds American	4,050		180,306

Total			3,664,976

Trading Companies & Distributors (0.1%)
Fastenal	1,701	(d)	65,829
WW Grainger	781		69,790

Total			135,619

Wireless Telecommunication Services (0.3%)
American Tower Cl A	7,446	(b)	271,034
MetroPCS Communications	8,730	(b,d)	81,713
Sprint Nextel	79,644	(b,d)	314,594

Total			667,341

Total Common Stocks (Cost: $216,492,269)			$213,923,858

Money Market Fund (1.0%)(e)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.28%	2,104,486	(f)	$2,104,486

Total Money Market Fund (Cost: $2,104,486)			$2,104,486

Investments of Cash Collateral Received for Securities on Loan (18.0%)

	Shares		Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	38,927,714		$38,927,714

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $38,927,714)			$38,927,714

Total Investments in Securities (Cost: $257,524,469)			$254,956,058

Futures Contracts Outstanding at Sept. 30, 2009

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)
E-Mini S&P 500 Index	38	$2,000,510	Dec. 2009	$24,392
Notes to Portfolio of Investments
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Sept. 30, 2009, the value of foreign securities represented 0.2% of net assets.

(d)	At Sept. 30, 2009, security was partially or fully on loan.

(e)	Securities are pledged with brokers as collateral for securities sold short.

(f)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2009.
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated June 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2009:

	Fair value at Sept. 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$213,923,858	$—	$—	$213,923,858

Total Equity Securities	213,923,858	—	—	213,923,858

Other
Affiliated Money Market Fund (b)	2,104,486	—	—	2,104,486
Investments of Cash Collateral Received for Securities on Loan	38,927,714	—	—	38,927,714

Total Other	41,032,200	—	—	41,032,200

Investments in Securities	254,956,058	—	—	254,956,058
Other Financial Instruments (c)	24,392	—	—	24,392

Total	$254,980,450	$—	$—	$254,980,450

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2009.

(c)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Portfolio of Investments
RiverSource VP — Short Duration U.S. Government Fund
Sept. 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (83.3%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
U.S. Government Obligations & Agencies (36.9%)
Federal Farm Credit Bank
09-09-11	1.24	9,000,000		9,001,215
Federal Home Loan Banks
09-16-11	1.23	10,000,000		10,011,190
09-28-11	1.25	10,000,000		10,015,350
09-29-11	1.30	9,000,000		9,015,399
08-10-12	2.10	7,085,000		7,109,890
Federal Home Loan Mtge Corp
08-17-11	1.50	4,860,000		4,867,450
08-24-11	1.55	7,600,000		7,636,761
11-18-11	1.75	4,410,000		4,418,410
02-24-12	2.00	3,775,000		3,794,966
02-24-12	2.05	4,100,000		4,120,578
08-17-12	2.18	5,145,000		5,172,001
08-17-12	2.25	7,425,000		7,456,103
08-24-12	2.25	6,400,000		6,448,819
06-13-18	4.88	1,720,000		1,877,242
Federal Natl Mtge Assn
03-02-11	2.00	7,940,000		7,973,435
04-15-11	2.13	5,500,000		5,547,938
04-29-11	0.60	2,162,000	(e)	2,162,351
05-18-12	1.50	2,200,000	(e)	2,202,156
07-09-12	0.89	5,290,000	(e)	5,290,293
12-10-12	2.25	5,890,000		5,902,658
04-09-13	3.25	2,360,000	(j)	2,480,771
07-17-13	4.38	3,525,000		3,819,345
01-02-14	5.13	6,107,000		6,479,527
02-05-14	2.75	5,590,000	(j)	5,675,163
11-15-30	6.63	1,450,000	(j)	1,871,534
Private Export Funding
Secured
10-15-14	3.05	4,150,000		4,187,709
U.S. Treasury
11-30-10	1.25	1,435,000		1,447,668
09-30-11	1.00	23,310,000		23,328,204
01-15-12	1.13	3,500,000		3,500,000
06-15-12	1.88	620,000		629,688
09-15-12	1.38	5,500,000		5,490,546
05-15-19	3.13	11,105,000	(j)	10,927,142
02-15-26	6.00	515,000		639,002

Total				190,500,504

Asset-Backed (5.3%)
Ameriquest Mtge Securities
Series 2005-R6 Cl A2
08-25-35	0.45%	$1,434,260	(e)	$1,203,065

	Coupon	Principal
Issuer	rate	amount		Value(a)
Asset Backed Securities Corp Home Equity
Series 2005-HE2 Cl M1
02-25-35	0.70	1,528,204	(e)	1,204,536
Bank of America Credit Card Trust
Series 2008-A5 Cl A5
12-16-13	1.44	1,275,000	(e)	1,283,042
Bear Stearns Asset Backed Securities Trust
Series 2006-HE9 Cl 1A1
11-25-36	0.30	925,565	(e)	826,449
Countrywide Asset-Backed Ctfs
Series 2005-SD1 Cl A1C
05-25-35	0.64	2,188,480	(d)	2,046,057
Credit-Based Asset Servicing and Securitization LLC
Series 2007-CB4 Cl A1A
04-25-37	0.34	2,025,517	(e)	1,489,004
Deutsche Mtge Securities
Collateralized Mtge Obligation
Series 2009-RS2 Cl 4A1
04-26-37	0.42	2,505,864	(d,e)	2,261,543
First Franklin Mtge Loan Asset-backed Ctfs
Series 2005-FFH3 Cl 2A3
09-25-35	0.66	503,672	(e)	476,048
First Franklin Mtge Loan Asset-backed Ctfs
Series 2006-FF18 Cl A2A
12-25-37	0.32	563,076	(e)	545,350
Franklin Auto Trust
Series 2004-2 Cl A4 (MBIA)
08-15-12	3.93	936,923	(i)	928,633
Merrill Lynch First Franklin Mtge Loan Trust
Series 2007-5 Cl 2A1
10-25-37	0.95	2,619,648	(e)	2,449,049
NovaStar Home Equity Loan
Series 2006-4 Cl A2A (MGIC)
09-25-36	0.29	442,024	(e,i)	433,962
RAAC Series
Series 2006-SP4 Cl A1
11-25-36	0.35	2,211,108	(e)	2,041,382
RBSSP Resecuritization Trust
Collateralized Mtge Obligation
Series 2009-10 Cl 4A1
07-26-36	0.40	2,810,000	(d,e)	2,620,324
RBSSP Resecuritization Trust
Collateralized Mtge Obligation
Series 2009-10 Cl 7A1
03-26-37	0.35	3,293,000	(d,e)	3,185,977
Residential Asset Mtge Products
Series 2006 RS4 Cl A2
07-25-36	0.36	910,100		861,319
Small Business Administration Participation Ctfs
Series 2001-20H Cl 1
08-01-21	6.34	195,617		211,791
Small Business Administration
Series 2001-10B Cl 1
09-01-11	5.89	114,039		119,277
Structured Asset Investment Loan Trust
Series 2005-9 Cl A5
11-25-35	0.48	1,906,596	(e)	1,774,403
Structured Asset Securities
Collateralized Mtge Obligation

	Coupon	Principal
Issuer	rate	amount		Value(a)
Series 2006-NC1 Cl A6
05-25-36	0.30	1,192,940	(e)	1,126,240

Total				27,087,451

Commercial Mortgage-Backed(f) (0.8%)
Citigroup Commercial Mtge Trust
Series 2005-C3 Cl A1
05-15-43	4.39	1,056,547		1,059,428
Federal Home Loan Mtge Corp
Multifamily Structured Pass-Through Ctfs
Series K001 Cl A2
04-25-16	5.65	2,347,517		2,594,605
Federal Natl Mtge Assn #381990
10-01-09	7.11	444,530		444,525

Total				4,098,558

Residential Mortgage-Backed(f,k) (36.4%)
Citigroup Mtge Loan Trust
Collateralized Mtge Obligation
Series 2006-AR9 Cl 1A1
11-25-36	0.32	275,569	(e)	248,774
Citigroup Mtge Loan Trust
Collateralized Mtge Obligation
Series 2009-3 Cl 3A2
01-19-34	4.69	2,235,000	(d,e)	2,107,392
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Interest Only
Series 2007-8CB Cl A13
05-25-37	43.60	679,946	(h)	60,582
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2006-OA11 Cl A3B1
09-25-46	0.43	1,352,580	(e)	1,016,940
Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2007-OH3 Cl A3
09-25-47	0.75	2,181,357	(e)	249,139
Countrywide Home Loans
Collateralized Mtge Obligation
Series 2005-R2 Cl 2A1
06-25-35	7.00	1,299,300	(d)	1,146,480
Federal Home Loan Mge Corp
Multifamily Structured Pass-Through Ctfs
Series K003 Cl A1
07-25-13	2.23	3,403,454		3,430,528
Federal Home Loan Mtge Corp
10-01-39	4.50	2,500,000	(b)	2,528,905
10-01-39	5.00	3,150,000	(b)	3,254,344
10-01-39	5.50	3,000,000	(b)	3,139,686
Federal Home Loan Mtge Corp #1G2598
01-01-37	6.08	1,093,886	(e)	1,154,574
Federal Home Loan Mtge Corp #1J0614
09-01-37	5.67	1,640,815	(e)	1,724,809
Federal Home Loan Mtge Corp #A18107
01-01-34	5.50	1,365,089		1,435,334
Federal Home Loan Mtge Corp #B16408
09-01-19	5.50	863,577		922,341

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Home Loan Mtge Corp #C73304
11-01-32	7.00	362,902		397,849
Federal Home Loan Mtge Corp #D95319
03-01-22	6.00	89,798		96,276
Federal Home Loan Mtge Corp #E00489
06-01-12	7.00	2,537		2,664
Federal Home Loan Mtge Corp #E81240
06-01-15	7.50	535,412		579,175
Federal Home Loan Mtge Corp #E92454
11-01-17	5.00	436,878		465,241
Federal Home Loan Mtge Corp #E95188
03-01-18	6.00	285,028		306,632
Federal Home Loan Mtge Corp #G04710
09-01-38	6.00	5,444,850		5,753,709
Federal Home Loan Mtge Corp #G10669
03-01-12	7.50	122,629		129,813
Federal Home Loan Mtge Corp #G11243
04-01-17	6.50	714,246		770,331
Federal Home Loan Mtge Corp #G12100
11-01-13	5.00	43,511		45,220
Federal Home Loan Mtge Corp #H01724
09-01-37	6.00	2,383,520		2,515,637
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 2639 Cl UI
03-15-22	11.68	1,641,389	(h)	174,399
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 2795 Cl IY
07-15-17	41.78	438,523	(h)	14,665
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 3550 Cl GS
07-15-39	27.78	8,662,770	(h)	967,364
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 3578
04-15-12	7.57	36,220,000	(h)	973,413
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Series 2617 Cl HD
06-15-16	7.00	557,337		587,657
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Series 2843 Cl BA
01-15-18	5.00	586,062		608,377
Federal Natl Mtge Assn
10-01-24	4.50	2,625,000	(b)	2,717,694
10-01-24	6.00	12,000,000	(b)	12,780,000
10-01-39	6.00	21,000,000	(b)	22,155,000
Federal Natl Mtge Assn #252211
01-01-29	6.00	69,437		74,128
Federal Natl Mtge Assn #252409
03-01-29	6.50	804,096		868,049
Federal Natl Mtge Assn #254384
06-01-17	7.00	169,247		183,252

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Natl Mtge Assn #254723
05-01-23	5.50	2,147,747		2,280,153
Federal Natl Mtge Assn #255501
09-01-14	6.00	422,578		446,258
Federal Natl Mtge Assn #313470
08-01-10	7.50	30,637		30,859
Federal Natl Mtge Assn #323133
04-01-13	5.50	17,564		18,732
Federal Natl Mtge Assn #357324
01-01-33	5.00	2,336,014		2,428,967
Federal Natl Mtge Assn #357485
02-01-34	5.50	2,840,309	(l)	2,988,241
Federal Natl Mtge Assn #507182
07-01-14	6.00	38,670		41,471
Federal Natl Mtge Assn #512232
05-01-29	7.00	22,702		25,061
Federal Natl Mtge Assn #535168
12-01-14	5.50	63,683		67,917
Federal Natl Mtge Assn #545818
07-01-17	6.00	647,642		695,459
Federal Natl Mtge Assn #545864
08-01-17	5.50	972,193		1,043,974
Federal Natl Mtge Assn #545910
08-01-17	6.00	814,533	(l)	878,307
Federal Natl Mtge Assn #555063
11-01-17	5.50	1,215,916		1,307,324
Federal Natl Mtge Assn #555343
08-01-17	6.00	316,384		339,791
Federal Natl Mtge Assn #555367
03-01-33	6.00	1,761,981		1,876,620
Federal Natl Mtge Assn #555375
04-01-33	6.00	96,107		103,471
Federal Natl Mtge Assn #602630
10-01-31	7.00	120,966		133,571
Federal Natl Mtge Assn #606789
10-01-31	7.00	1,039,710		1,148,057
Federal Natl Mtge Assn #626720
01-01-17	6.00	233,223		250,551
Federal Natl Mtge Assn #630992
09-01-31	7.00	665,920		747,682
Federal Natl Mtge Assn #630993
09-01-31	7.50	629,746		704,951
Federal Natl Mtge Assn #633672
06-01-17	6.00	191,317		206,876
Federal Natl Mtge Assn #636720
05-01-17	5.50	59,057		63,279
Federal Natl Mtge Assn #638210
05-01-32	6.50	72,541		79,214
Federal Natl Mtge Assn #648040
06-01-32	6.50	487,645		526,219
Federal Natl Mtge Assn #648349
06-01-17	6.00	658,115	(l)	709,662
Federal Natl Mtge Assn #648679
07-01-32	6.00	1,570,243		1,672,406
Federal Natl Mtge Assn #656562
02-01-33	7.00	157,792		175,786
Federal Natl Mtge Assn #665752
09-01-32	6.50	351,347		379,140
Federal Natl Mtge Assn #668412
02-01-18	5.50	342,472		366,526

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Natl Mtge Assn #670387
08-01-32	7.00	11,532		12,730
Federal Natl Mtge Assn #671054
01-01-33	7.00	20,626		22,731
Federal Natl Mtge Assn #671174
02-01-33	4.65	311,884	(e)	319,797
Federal Natl Mtge Assn #675692
02-01-18	6.00	324,948		348,990
Federal Natl Mtge Assn #678940
02-01-18	5.50	534,443		575,364
Federal Natl Mtge Assn #684588
03-01-33	6.50	201,497		218,939
Federal Natl Mtge Assn #688181
03-01-33	6.00	802,556		854,772
Federal Natl Mtge Assn #695838
04-01-18	5.50	151,640		162,359
Federal Natl Mtge Assn #701937
04-01-33	6.00	131,187		139,599
Federal Natl Mtge Assn #704610
06-01-33	5.50	2,421,315		2,547,425
Federal Natl Mtge Assn #705655
05-01-33	5.00	1,115,874		1,158,463
Federal Natl Mtge Assn #722325
07-01-33	4.95	533,984	(e)	561,780
Federal Natl Mtge Assn #725424
04-01-34	5.50	3,981,691		4,189,071
Federal Natl Mtge Assn #725425
04-01-34	5.50	2,601,113		2,738,559
Federal Natl Mtge Assn #725431
08-01-15	5.50	907,991		968,358
Federal Natl Mtge Assn #725558
06-01-34	4.56	916,522	(e)	950,436
Federal Natl Mtge Assn #725773
09-01-34	5.50	3,083,168		3,239,896
Federal Natl Mtge Assn #740843
11-01-18	5.00	88,908		94,847
Federal Natl Mtge Assn #747536
11-01-33	5.00	1,564,951		1,624,680
Federal Natl Mtge Assn #754297
12-01-33	4.75	173,802	(e)	183,054
Federal Natl Mtge Assn #791447
10-01-34	6.00	482,507		512,693
Federal Natl Mtge Assn #797044
07-01-34	5.50	2,645,361		2,779,834
Federal Natl Mtge Assn #815463
02-01-35	5.50	460,500		483,909
Federal Natl Mtge Assn #822083
07-01-35	5.00	2,156,374		2,235,306
Federal Natl Mtge Assn #831809
09-01-36	6.00	4,197,124		4,441,345
Federal Natl Mtge Assn #885827
06-01-36	6.50	1,518,865		1,642,659
Federal Natl Mtge Assn #885871
06-01-36	7.00	1,327,653		1,464,334
Federal Natl Mtge Assn #887648
07-01-36	5.93	2,017,638	(e)	2,130,303
Federal Natl Mtge Assn #888414
11-01-35	5.00	723,050		749,517
Federal Natl Mtge Assn #976421
03-01-23	4.50	1,471,029		1,526,350

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Natl Mtge Assn #988113
08-01-23	5.50	3,166,930		3,354,046
Federal Natl Mtge Assn #988961
08-01-23	5.50	3,000,455		3,177,735
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2003-26 Cl MI
03-25-23	15.70	396,263	(h)	50,642
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2003-63 Cl IP
07-25-33	1.29	1,741,099	(h)	292,373
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2003-71 Cl IM
12-25-31	5.34	382,865	(h)	43,771
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2004-84 Cl GI
12-25-22	7.82	258,659	(h)	20,818
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Series 2003-W11 Cl A1
06-25-33	4.78	11,441	(e)	11,481
Federal Natl Mtge Assn
Collateralized Mtge Obligation
Series 2004-60 Cl PA
04-25-34	5.50	1,366,254		1,445,888
Govt Natl Mtge Assn
10-01-39	4.50	9,000,000	(b)	9,132,192
10-01-39	6.00	7,725,000	(b)	8,154,703
10-16-39	3.50	3,950,000	(b)	3,950,000
Govt Natl Mtge Assn #3501
01-20-34	6.00	4,438,004		4,729,691
Govt Natl Mtge Assn #498182
05-15-16	6.00	453,036		487,049
Govt Natl Mtge Assn #605970
03-15-33	6.00	262,095		279,540
Govt Natl Mtge Assn #615738
03-15-18	7.00	539,693		580,313
Govt Natl Mtge Assn #615740
08-15-13	6.00	817,692		877,508
Govt Natl Mtge Assn #780758
04-15-13	7.00	66,131		70,312
Govt Natl Mtge Assn #781507
09-15-14	6.00	356,952		377,068
Govt Natl Mtge Assn
Collateralized Mtge Obligation
Series 2003-17 Cl B
10-16-27	5.00	124,455		130,651
Govt Natl Mtge Assn
Collateralized Mtge Obligation
Series 2004-19 Cl DJ
03-20-34	4.50	528,816		544,193

	Coupon	Principal
Issuer	rate	amount		Value(a)
Govt Natl Mtge Assn
Collateralized Mtge Obligation
Series 2009-63 Cl A
01-16-38	3.40	3,665,570		3,689,066
Harborview Mtge Loan Trust
Collateralized Mtge Obligation
Series 2004-4 Cl 3A
06-19-34	1.39	71,634	(e)	33,260
Harborview Mtge Loan Trust
Collateralized Mtge Obligation
Series 2005-12 Cl 2A11
10-19-35	2.90	1,253,919	(e)	662,592
IndyMac Index Mtge Loan Trust
Collateralized Mtge Obligation
Series 2006-AR13 Cl A1
07-25-36	5.85	1,625,159	(e)	1,096,010
Jefferies & Co
Collateralized Mtge Obligation
Series 2009-R10 Cl 1A1
06-26-47	0.38	617,867	(d,e)	599,331
Jefferies & Co
Collateralized Mtge Obligation
Series 2009-R10 Cl 2A1
05-26-48	0.35	1,069,948	(d,e)	1,037,850
Lehman XS Trust
Series 2006-16N Cl A1B
11-25-46	0.37	674,741	(e)	572,588
Morgan Stanley Mtge Loan Trust
Collateralized Mtge Obligation
Series 2004-2AR Cl 3A
02-25-34	4.91	891,323	(e)	862,200
Morgan Stanley Mtge Loan Trust
Series 2006-13AX Cl A1
10-25-36	0.34	909,386	(e)	495,112
Structured Adjustable Rate Mtge Loan Trust
Collateralized Mtge Obligation
Series 2005-18 Cl 9A1
09-25-35	5.25	1,272,659	(e)	1,202,740
Structured Adjustable Rate Mtge Loan Trust
Collateralized Mtge Obligation
Series 2006-5 Cl 4A1
06-25-36	5.90	1,362,863	(e)	969,268
Wells Fargo Mtge Backed Securities Trust
Collateralized Mtge Obligation
Series 2005-14 Cl 2A1
12-25-35	5.50	2,583,118		2,348,518

Total				187,479,507

Electric (0.5%)
FirstEnergy
Sr Unsecured Series B
11-15-11	6.45	42,000		45,365
NiSource Finance
11-15-10	7.88	2,500,000		2,630,037

Total				2,675,402

Gas Pipelines (1.3%)
CenterPoint Energy Resources
Sr Unsecured
02-15-11	7.75	1,480,000		1,573,810

	Coupon	Principal
Issuer	rate	amount		Value(a)
Northern Natural Gas
Sr Unsecured
06-01-11	7.00	1,275,000	(d)	1,376,953
Transcontinental Gas Pipe Line LLC
Sr Unsecured Series B
08-15-11	7.00	3,405,000		3,684,394

Total				6,635,157

Independent Energy (0.3%)
Devon Financing
09-30-11	6.88	1,430,000	(c)	1,555,743

Media Cable (0.2%)
Comcast
03-15-11	5.50	1,000,000		1,051,852

Railroads (0.2%)
CSX
Sr Unsecured
03-15-11	6.75	740,000		791,975

Wirelines (1.4%)
Telefonica Emisiones SAU
06-20-11	5.98	740,000	(c)	788,471
Telefonica Europe
09-15-10	7.75	740,000	(c)	782,768
TELUS
Sr Unsecured
06-01-11	8.00	2,480,000	(c)	2,698,463
Verizon Pennsylvania
Sr Unsecured Series A
11-15-11	5.65	2,590,000		2,765,656

Total				7,035,358

Total Bonds (Cost: $425,006,776)				$428,911,507

FDIC-Insured Debt (7.0%)(g)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Bank of America
FDIC Govt Guaranty
04-30-12	2.10%	$4,280,000	(j)	$4,340,057
06-15-12	3.13	3,920,000		4,077,106
06-22-12	2.38	3,135,000	(j)	3,196,662
General Electric Capital
FDIC Govt Guaranty
03-11-11	1.80	6,555,000		6,638,021
12-28-12	2.63	5,350,000	(j)	5,481,049
Goldman Sachs Group
FDIC Govt Guaranty
07-15-11	1.63	5,000,000		5,049,840
JPMorgan Chase & Co
FDIC Govt Guaranty
02-23-11	1.65	1,765,000	(j)	1,785,876
Morgan Stanley
FDIC Govt Guaranty
02-10-12	0.74	5,490,000		5,528,161

Total FDIC-Insured Debt (Cost: $35,640,358)				$36,096,772

Short-Term Securities (22.7%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
U.S. Government Agencies
Federal Home Loan Bank Disc Nts
10-01-09	0.00%	$7,100,000	$7,100,000
10-14-09	0.10	41,000,000	40,998,406
10-15-09	0.12	25,000,000	24,998,750
10-28-09	0.12	30,000,000	29,997,198
11-04-09	0.14	14,000,000	13,998,095

Total Short-Term Securities (Cost: $117,092,802)			$117,092,449

Money Market Fund (1.8%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.28%	9,106,433	(m)	$9,106,433

Total Money Market Fund (Cost: $9,106,433)			$9,106,433

Investments of Cash Collateral Received for Securities on Loan (4.8%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	24,693,796	$24,693,796

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $24,693,796)		$24,693,796

Total Investments in Securities (Cost: $611,540,165)(n)		$615,900,957

Investments in Derivatives
Futures Contracts Outstanding at Sept. 30, 2009

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

U.S. Long Bond, 20-year	8	$971,000	Dec. 2009	$16,863
U.S. Treasury Note, 2-year	384	83,316,000	Jan. 2010	485,426
U.S. Treasury Note, 5-year	99	11,493,281	Jan. 2010	20,687
U.S. Treasury Note, 10-year	(87)	(10,294,547)	Dec. 2009	(72,857)

Total				$450,119

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2009.

(b)	At Sept. 30, 2009, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $67,658,872.

(c)	Foreign security values are stated in U.S. dollars. At Sept. 30, 2009, the value of foreign securities represented 1.1% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2009, the value of these securities amounted to $16,381,907 or 3.2% of net assets.

(e)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2009.

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	This debt is guaranteed under the FDIC’s Temporary Liquidity Guarantee Program (TLGP) and is backed by the full faith and credit of the United States.

(h)	Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Sept. 30, 2009.

(i)	The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:
MBIA      — MBIA Insurance Corporation
MGIC      — Mortgage Guaranty Insurance Corporation

(j)	At Sept. 30, 2009, security was partially or fully on loan.

(k)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at Sept. 30, 2009:

	Principal	Settlement	Proceeds
Security	amount	date	receivable	Value

Federal Natl Mtge Assn
10-01-39 5.50%	$6,000,000	10-14-09	$6,233,438	$6,275,628

(l)	At Sept. 30, 2009, investments in securities included securities valued at $243,236 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(m)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2009.

(n)	At Sept. 30, 2009, the cost of securities for federal income tax purposes was approximately $611,540,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$9,053,000
Unrealized depreciation	(4,692,000)

Net unrealized appreciation	$4,361,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data. The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2009:

	Fair value at Sept. 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Bonds
U.S. Government Obligations & Agencies	$45,962,250	$144,538,254	$—	$190,500,504
Asset-Backed Securities	—	19,019,606	8,067,845	27,087,451
Commercial Mortgage-Backed Securities	—	4,098,558	—	4,098,558
Residential Mortgage-Backed Securities	—	179,926,334	7,553,173	187,479,507
Corporate Debt Securities	—	19,745,487	—	19,745,487

Total Bonds	45,962,250	367,328,239	15,621,018	428,911,507

Short-Term Securities
U.S. Government Agencies	—	117,092,449	—	117,092,449

Total Short-Term Securities	—	117,092,449	—	117,092,449

Other
FDIC-Insured Debt Securities	—	36,096,772	—	36,096,772
Affiliated Money Market Fund (a)	9,106,433	—	—	9,106,433
Investments of Cash Collateral Received for Securities on Loan	24,693,796	—	—	24,693,796

Total Other	33,800,229	36,096,772	—	69,897,001

Investments in Securities	79,762,479	520,517,460	15,621,018	615,900,957
Other Financial Instruments (b)	450,119	—	—	450,119

Total	$80,212,598	$520,517,460	$15,621,018	$616,351,076

(a)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2009.

(b)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Residential
	Asset-Backed	Mortgage-Backed
	Securities	Securities	Total

Balance as of Dec. 31, 2008	$998,657	$11,107,579	$12,106,236
Accrued discounts/premiums	57,044	47,653	104,697
Realized gain (loss)	(979,000)	(3,449,876)	(4,428,876)
Change in unrealized appreciation (depreciation)*	1,303,877	4,970,246	6,274,123
Net purchases (sales)	6,687,267	(5,554,971)	1,132,296
Transfers in and/or out of Level 3	—	432,542	432,542

Balance as of Sept. 30, 2009	$8,067,845	$7,553,173	$15,621,018

*	Change in unrealized appreciation (depreciation) relating to securities held at Sept. 30, 2009 was $8,087,159.

Portfolio of Investments
Seligman VP — Growth Fund
Sept. 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (97.3%)

Issuer	Shares		Value(a)
Aerospace & Defense (3.2%)
Goodrich	20,128		$1,093,756
Honeywell Intl	44,468		1,651,986
ITT	35,493	(e)	1,850,959
Lockheed Martin	15,121		1,180,648
Precision Castparts	16,255		1,655,897

Total			7,433,246

Air Freight & Logistics (0.5%)
United Parcel Service Cl B	22,651	(e)	1,279,102

Biotechnology (4.7%)
Amgen	80,829	(b)	4,868,330
Biogen Idec	32,998	(b)	1,667,059
Gilead Sciences	69,572	(b)	3,240,664
Vertex Pharmaceuticals	32,894	(b,e)	1,246,683

Total			11,022,736

Capital Markets (1.1%)
Invesco	112,011		2,549,370

Chemicals (2.6%)
Monsanto	41,923		3,244,840
Potash Corp of Saskatchewan	31,958	(c)	2,887,086

Total			6,131,926

Commercial Banks (0.5%)
Wells Fargo & Co	41,173		1,160,255

Communications Equipment (4.5%)
Cisco Systems	158,087	(b,e)	3,721,368
QUALCOMM	151,857		6,830,528

Total			10,551,896

Computers & Peripherals (9.6%)
Apple	53,934	(b)	9,997,746
Hewlett-Packard	268,119		12,657,898

Total			22,655,644

Construction & Engineering (0.3%)
Fluor	16,203		823,923

Consumer Finance (1.0%)
Capital One Financial	64,485	(e)	2,304,049

Diversified Consumer Services (2.9%)
Apollo Group Cl A	23,073	(b)	1,699,788
Coinstar	155,634	(b,e)	5,132,809

Total			6,832,597

Issuer	Shares		Value(a)
Diversified Financial Services (0.6%)
Bank of America	54,500		922,140
CME Group	1,523		469,373

Total			1,391,513

Electrical Equipment (0.7%)
ABB ADR	83,830	(b,c)	1,679,953

Energy Equipment & Services (3.4%)
Natl Oilwell Varco	54,787	(b)	2,362,963
Transocean	27,929	(b,c)	2,388,767
Weatherford Intl	162,042	(b,c)	3,359,131

Total			8,110,861

Food & Staples Retailing (2.5%)
BJ’s Wholesale Club	50,006	(b,e)	1,811,217
CVS Caremark	114,391		4,088,335

Total			5,899,552

Food Products (0.7%)
Kellogg	35,469		1,746,139

Health Care Equipment & Supplies (2.4%)
Alcon	20,961	(c)	2,906,662
Covidien	61,198	(c)	2,647,425

Total			5,554,087

Health Care Providers & Services (1.8%)
Express Scripts	40,604	(b,e)	3,150,058
WellPoint	24,381	(b)	1,154,684

Total			4,304,742

Hotels, Restaurants & Leisure (1.2%)
McDonald’s	50,388		2,875,643

Household Durables (1.2%)
NVR	4,397	(b)	2,802,516

Industrial Conglomerates (0.5%)
3M	15,635	(e)	1,153,863

Insurance (3.3%)
AFLAC	100,356		4,289,216
Prudential Financial	69,896		3,488,509

Total			7,777,725

Internet & Catalog Retail (1.8%)
Amazon.com	44,803	(b)	4,182,808

Internet Software & Services (2.2%)
Google Cl A	10,367	(b,e)	5,140,477
SAVVIS	9,450	(b)	149,499

Total			5,289,976

Issuer	Shares		Value(a)
IT Services (5.2%)
Cognizant Technology Solutions Cl A	93,689	(b,e)	3,622,017
MasterCard Cl A	42,142	(e)	8,519,005

Total			12,141,022

Life Sciences Tools & Services (1.8%)
Illumina	100,109	(b,e)	4,254,633

Machinery (1.7%)
Deere & Co	57,231		2,456,354
Joy Global	29,504	(e)	1,443,926

Total			3,900,280

Media (1.8%)
Virgin Media	296,454	(d)	4,126,640

Metals & Mining (1.6%)
Barrick Gold	66,974	(c)	2,538,314
United States Steel	29,907	(e)	1,326,974

Total			3,865,288

Multiline Retail (5.4%)
Kohl’s	74,380	(b)	4,243,379
Target	183,685		8,574,416

Total			12,817,795

Multi-Utilities (0.4%)
Public Service Enterprise Group	30,585		961,592

Oil, Gas & Consumable Fuels (2.7%)
Apache	38,706		3,554,372
Kinder Morgan Management LLC	—	(b,f)	1
Noble Energy	26,376	(e)	1,739,761
Southwestern Energy	27,449	(b)	1,171,523

Total			6,465,657

Personal Products (2.1%)
Avon Products	142,704		4,846,228

Pharmaceuticals (4.6%)
Abbott Laboratories	99,675		4,930,923
Johnson & Johnson	39,616	(e)	2,412,218
Medicis Pharmaceutical Cl A	55,107		1,176,534
Pfizer	145,752	(e)	2,412,196

Total			10,931,871

Professional Services (0.7%)
FTI Consulting	37,089	(b,e)	1,580,362

Road & Rail (2.0%)
CSX	33,689		1,410,222
Union Pacific	54,635		3,187,952

Total			4,598,174

Semiconductors & Semiconductor Equipment (3.7%)
Intel	138,248		2,705,513
Marvell Technology Group	372,361	(b,c)	6,028,525

Total			8,734,038

Issuer	Shares		Value(a)
Software (7.7%)
Activision Blizzard	278,087	(b)	3,445,498
Citrix Systems	61,777	(b,e)	2,423,512
McAfee	62,980	(b)	2,757,894
Oracle	139,901		2,915,537
Rovi	194,354	(b,e)	6,530,294

Total			18,072,735

Tobacco (2.7%)
Philip Morris Intl	131,979		6,432,656

Total Common Stocks (Cost: $193,515,992)			$229,243,093

Money Market Fund (2.6%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.28%	6,202,312	(g)	$6,202,312

Total Money Market Fund (Cost: $6,202,312)			$6,202,312

Investments of Cash Collateral Received for Securities on Loan (20.0%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	47,200,473	$47,200,473

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $47,200,473)		$47,200,473

Total Investments in Securities (Cost: $246,918,777)		$282,645,878

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Sept. 30, 2009, the value of foreign securities represented 10.4% of net assets.

(d)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Sept. 30, 2009 was $4,126,640, representing 1.8% of net assets. Information concerning such security holdings at Sept. 30, 2009 is as follows:

	Acquisition
Security	dates	Cost

Virgin Media	04-10-08 thru 08-06-08	$3,594,574

(e)	At Sept. 30, 2009, security was partially or fully on loan.

(f)	Represents fractional shares.

(g)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2009.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated June 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2009:

	Fair value at Sept. 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks(a)	$229,243,093	$—	$—	$229,243,093

Total Equity Securities	229,243,093	—	—	229,243,093

Other
Affiliated Money Market Fund (b)	6,202,312	—	—	6,202,312
Investments of Cash Collateral Received for Securities on Loan	47,200,473	—	—	47,200,473

Total Other	53,402,785	—	—	53,402,785

Total	$282,645,878	$—	$—	$282,645,878

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Sep. 30, 2009.

Portfolio of Investments in Securities
Seligman VP — Larger-Cap Value Fund
Sept. 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (98.1%)

Issuer	Shares		Value(a)
Aerospace & Defense (8.3%)
General Dynamics	7,000		$452,200
Honeywell Intl	10,000		371,500
United Technologies	6,420		391,171

Total			1,214,871

Capital Markets (5.1%)
Bank of New York Mellon	12,109		351,040
Morgan Stanley	13,000		401,440

Total			752,480

Chemicals (5.6%)
EI du Pont de Nemours & Co	13,000		417,820
Praxair	5,000	(c)	408,450

Total			826,270

Commercial Banks (2.7%)
US Bancorp	18,000	(c)	393,480

Communications Equipment (2.8%)
Juniper Networks	15,000	(b,c)	405,300

Diversified Financial Services (7.4%)
Bank of America	40,766	(c)	689,761
JPMorgan Chase & Co	9,000		394,380

Total			1,084,141

Food & Staples Retailing (5.0%)
Costco Wholesale	6,500		366,990
Wal-Mart Stores	7,500		368,175

Total			735,165

Food Products (3.3%)
Tyson Foods Cl A	38,000		479,940

Health Care Equipment & Supplies (2.7%)
Baxter Intl	7,000	(c)	399,070

Health Care Providers & Services (2.8%)
Humana	11,000	(b)	410,300

Independent Power Producers & Energy Traders (3.0%)
AES	30,000	(b)	444,600

Insurance (12.7%)
MetLife	11,048		420,597
Prudential Financial	10,110	(c)	504,590

Issuer	Shares		Value(a)
Travelers Companies	8,500		418,455
Unum Group	25,000	(c)	535,999

Total			1,879,641

Machinery (1.8%)
Caterpillar	5,057	(c)	259,576

Multiline Retail (2.8%)
JC Penney	12,000		405,000

Oil, Gas & Consumable Fuels (10.8%)
Chevron	6,108	(c)	430,187
Marathon Oil	11,926		380,439
Valero Energy	20,000	(c)	387,800
Williams Companies	22,000		393,140

Total			1,591,566

Pharmaceuticals (2.5%)
Bristol-Myers Squibb	16,000		360,320

Road & Rail (5.9%)
CSX	11,000		460,460
Union Pacific	7,000		408,450

Total			868,910

Specialty Retail (8.1%)
Gap	20,000		428,000
Lowe’s Companies	19,188		401,797
Sherwin-Williams	6,000		360,960

Total			1,190,757

Tobacco (4.8%)
Altria Group	19,997		356,147
Philip Morris Intl	7,000		341,180

Total			697,327

Total Common Stocks (Cost: $12,047,560)			$14,398,714

Other (—%)

Issuer	Shares		Value(a)
Hotels, Restaurants & Leisure
Krispy Kreme Doughnuts
Warrants	7	(b,d,e)	$—

Total Other (Cost: $—)			$—

Money Market Fund (1.7%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.28%	253,225	(f)	$253,225

Total Money Market Fund (Cost: $253,225)			$253,225

Investments of Cash Collateral Received for Securities on Loan (23.5%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	3,453,320	$3,453,320

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $3,453,320)		$3,453,320

Total Investments in Securities (Cost: $15,754,105)		$18,105,259

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2009.

(b)	Non-income producing.

(c)	At Sept. 30, 2009, security was partially or fully on loan.

(d)	Negligible market value.

(e)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Sept. 30, 2009 was $0, representing less than 0.01% of net assets. Information concerning such security holdings at Sept. 30, 2009 is as follows:

Acquisition
Security	dates	Cost

Krispy Kreme Doughnuts
Warrants	07-01-09	$—

(f)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2009.
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2009:

	Fair value at Sept. 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks(a)	$14,398,714	$—	$—	$14,398,714

Total Equity Securities	14,398,714	—	—	14,398,714

Other
Affiliated Money Market Fund (b)	253,225	—	—	253,225
Investments of Cash Collateral Received for Securities on Loan	3,453,320	—	—	3,453,320

Total Other	3,706,545	—	—	3,706,545

Total	$18,105,259	$—	$—	$18,105,259

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2009.

Portfolio of Investments
Seligman VP — Smaller-Cap Value Fund
Sept. 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (100.0%)

Issuer	Shares		Value(a)
Aerospace & Defense (2.5%)
Cubic	50,000		$1,973,500

Airlines (6.9%)
Continental Airlines Cl B	170,000	(b,d)	2,794,800
Delta Air Lines	290,000	(b)	2,598,400

Total			5,393,200

Beverages (3.2%)
Central European Distribution	75,000	(b,d)	2,457,000

Chemicals (1.8%)
Minerals Technologies	30,000	(d)	1,426,800

Commercial Services & Supplies (4.2%)
Brink’s	65,000		1,749,150
Waste Connections	54,000	(b,d)	1,558,440

Total			3,307,590

Communications Equipment (3.3%)
F5 Networks	65,000	(b)	2,575,950

Construction & Engineering (2.7%)
Shaw Group	65,000	(b)	2,085,850

Containers & Packaging (2.8%)
Owens-Illinois	60,000	(b)	2,214,000

Diversified Consumer Services (3.0%)
Sotheby’s	135,000	(d)	2,326,050

Electrical Equipment (8.6%)
Belden	90,000		2,079,000
EnerSys	120,000	(b)	2,654,400
Thomas & Betts	65,000	(b)	1,955,200

Total			6,688,600

Energy Equipment & Services (4.7%)
Exterran Holdings	66,000	(b,d)	1,566,840
TETRA Technologies	216,000	(b)	2,093,040

Total			3,659,880

Food Products (2.7%)
Smithfield Foods	150,000	(b,d)	2,070,000

Health Care Equipment & Supplies (0.8%)
Analogic	16,900	(d)	625,638

Issuer	Shares		Value(a)
Health Care Providers & Services (3.5%)
Select Medical Holdings	25,212	(b)	253,885
WellCare Health Plans	100,000	(b)	2,465,000

Total			2,718,885

Health Care Technology (2.1%)
Eclipsys	83,000	(b,d)	1,601,900

Hotels, Restaurants & Leisure (6.2%)
Burger King Holdings	59,100		1,039,569
Penn Natl Gaming	65,000	(b)	1,797,900
Texas Roadhouse	190,000	(b)	2,017,800

Total			4,855,269

Insurance (13.2%)
Aspen Insurance Holdings	80,000	(c)	2,117,600
Endurance Specialty Holdings	20,000	(c)	729,400
Hanover Insurance Group	42,000		1,735,860
Infinity Property & Casualty	41,000		1,741,680
Lincoln Natl	90,000		2,331,900
WR Berkley	66,000		1,668,480

Total			10,324,920

IT Services (2.2%)
CACI Intl Cl A	37,000	(b,d)	1,748,990

Machinery (2.1%)
Mueller Inds	68,000		1,623,160

Multiline Retail (2.4%)
Fred’s Cl A	145,000		1,845,850

Personal Products (3.1%)
Herbalife	75,000	(c)	2,455,500

Professional Services (2.0%)
School Specialty	65,000	(b,d)	1,541,800

Semiconductors & Semiconductor Equipment (10.4%)
Cypress Semiconductor	250,000	(b,d)	2,582,500
ON Semiconductor	360,000	(b,d)	2,970,000
Varian Semiconductor Equipment Associates	78,000	(b,d)	2,561,520

Total			8,114,020

Software (5.0%)
Lawson Software	270,000	(b,d)	1,684,800
Quest Software	130,000	(b)	2,190,500

Total			3,875,300

Transportation Infrastructure (0.6%)
Aegean Marine Petroleum Network	20,000	(c)	450,000

Total Common Stocks (Cost: $52,338,260)			$77,959,652

Money Market Fund (0.2%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.28%	167,574	(e)	$167,574

Total Money Market Fund (Cost: $167,574)			$167,574

Investments of Cash Collateral Received for Securities on Loan (23.9%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	18,662,592	$18,662,592

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $18,662,592)		$18,662,592

Total Investments in Securities (Cost: $71,168,426)		$96,789,818

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Sept. 30, 2009, the value of foreign securities represented 7.4% of net assets.

(d)	At Sept. 30, 2009, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2009.
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated June 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2009:

	Fair value at Sept. 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$77,959,652	$—	$—	$77,959,652

Total Equity Securities	77,959,652	—	—	77,959,652

Other
Affiliated Money Market Fund (b)	167,574	—	—	167,574
Investments of Cash Collateral Received for Securities on Loan	18,662,592	—	—	18,662,592

Total Other	18,830,166	—	—	18,830,166

Total	$96,789,818	$—	$—	$96,789,818

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2009.

Portfolio of Investments
Threadneedle VP — Emerging Markets Fund
Sept. 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (98.3%)(c)

Issuer	Shares		Value(a)
Brazil (20.3%)
Banco Bradesco	447,200		$8,928,341
BM&FBOVESPA	1,455,900		10,763,431
Cia de Bebidas das Americas	75,200		6,200,836
Companhia Siderurgica Nacional ADR	455,892		13,950,295
Cyrela Brazil Realty	400,800		5,249,379
Itaú Unibanco Holding	1,041,010		21,048,322
Lojas Renner	735,200		12,805,584
Multiplan Empreendimentos Imobiliarios	961,678		15,044,889
Natura Cosmeticos	121,800		2,190,969
OGX Petroleo e Gas Participacoes	16,400		12,532,023
PDG Realty	530,800		4,409,843
Petroleo Brasileiro ADR	718,689		32,987,826
Vale ADR	1,232,399		28,505,389

Total			174,617,127

China (8.5%)
Angang Steel Series H	1,174,000	(g)	2,205,605
Bank of China Series H	19,400,000		10,213,162
China Construction Bank Series H	10,226,000		8,167,605
China Life Insurance Series H	3,498,000	(g)	15,233,225
China Natl Building Material Series H	2,336,000		5,497,889
China Petroleum & Chemical Series H	7,414,000	(g)	6,304,291
China Shenhua Energy Series H	1,426,500	(g)	6,230,584
Metallurgical Corp of China	6,406,833	(b)	4,348,380
Tencent Holdings	492,600	(g)	8,015,079
Tingyi (Cayman Islands) Holding	1,434,000		2,960,516
ZTE Series H	823,000	(g)	4,343,316

Total			73,519,652

Egypt (0.5%)
Orascom Construction Inds GDR	91,155	(d,e)	3,900,841

Hong Kong (7.3%)
Agile Property Holdings	7,052,000	(g)	8,298,612
China Mobile	1,770,500	(g)	17,270,942
China Overseas Land & Investment	5,507,920		11,911,321
China Resources Cement Holdings	614,000	(b)	308,981
China Resources Land	2,608,000	(g)	5,714,044
CNOOC ADR	104,859		14,201,054
Hengan Intl Group	874,000		5,283,471

Total			62,988,425

Hungary (0.8%)
OTP Bank	237,451	(b,g)	6,783,207

India (6.4%)
Bharat Heavy Electricals	175,028		8,538,206
Cairn India	725,096	(b)	3,977,092

Issuer	Shares		Value(a)
Housing Development Finance	162,318		9,484,587
Infosys Technologies	179,266		8,660,643
Larsen & Toubro	120,800		4,274,306
Reliance Inds	285,506	(b)	13,166,827
State Bank of India	156,436		7,192,484

Total			55,294,145

Indonesia (2.8%)
Bank Central Asia	8,759,500		4,193,860
Bank Rakyat Indonesia	7,452,000		5,785,714
Bumi Resources	8,688,500	(f)	2,900,664
PT Astra Intl	2,183,000		7,536,548
Telekomunikasi Indonesia	4,036,000		3,614,017

Total			24,030,803

Israel (1.9%)
Israel Chemicals	502,187		5,752,360
Teva Pharmaceutical Inds ADR	212,228		10,730,248

Total			16,482,608

Luxembourg (0.6%)
Ternium ADR	200,164	(b)	5,324,362

Malaysia (1.2%)
CIMB Group Holdings	1,794,000		5,756,151
Genting Group	2,443,000		4,844,337

Total			10,600,488

Mexico (4.0%)
America Movil ADR Series L	317,795		13,928,955
Desarrolladora Homex ADR	250,343	(b)	9,457,959
Grupo Financiero Banorte Series O	1,325,700		4,436,602
Wal-Mart de Mexico Series V	1,807,200	(g)	6,267,630

Total			34,091,146

Panama (0.7%)
Copa Holdings Cl A	132,674		5,902,666

Russia (10.3%)
Centerenergyholding	10,461	(b)	45
CTC Media	393,191	(b)	6,180,963
Eurasia Drilling GDR	296,218	(d,e)	3,880,456
Evraz Group GDR	347,950	(d,e)	9,064,098
Gazprom ADR	385,376		9,092,947
Intergeneration	29,083	(b)	119
LUKOIL ADR	152,227		8,250,703
Pharmstandard	72,583	(b)	3,411,401
Rosneft Oil GDR	1,672,802	(d)	12,713,295
Sberbank Cl S	4,228,996		8,415,702
Sibenergyholding	7,992	(b)	5
Vimpel-Communications ADR	632,232	(b)	11,822,738
Wimm-Bill-Dann Foods ADR	61,042	(b)	4,365,113
X5 Retail Group GDR	459,675	(b,d,e)	11,170,103

Total			88,367,688

Singapore (0.9%)
Wilmar Intl	1,744,000	(g)	7,826,598

Issuer	Shares		Value(a)
South Africa (5.3%)
AngloGold Ashanti	125,484		5,039,418
Impala Platinum Holdings	213,124		4,967,925
MTN Group	373,590		6,078,457
Murray & Roberts Holdings	834,424		6,596,479
Naspers Series N	183,407		6,270,406
Shoprite Holdings	534,810		4,416,679
Standard Bank Group	634,030		8,204,597
Truworths Intl	765,809		4,335,249

Total			45,909,210

South Korea (11.5%)
Doosan Infracore	340,110		4,923,063
Hyundai Department Store	51,966		4,852,925
Hyundai Development	106,610		3,873,765
Hyundai Engineering & Construction	74,486		4,047,121
Hyundai Mobis	55,674		7,822,436
Hyundai Motor	88,654		8,391,986
KB Financial Group	137,059	(b)	7,039,706
LG Display	167,910		4,832,455
LG Electronics	69,579		7,413,333
Samsung Electronics	54,431		31,913,484
Samsung Fire & Marine Insurance	13,925		2,849,075
Shinhan Financial Group	271,450	(b)	10,831,267

Total			98,790,616

Taiwan (8.5%)
Asia Cement	51,900		58,155
Far Eastern Textile	3,962,700		4,649,958
Hon Hai Precision Industry	4,424,145		17,763,785
MediaTek	771,540		12,871,812
Synnex Technology Intl	1,857,900		3,961,224
Taiwan Cement	3,669,000		4,122,601
Taiwan Semiconductor Mfg	6,770,838		13,593,102
Tripod Technology	2,506,161		6,427,656
U-Ming Marine Transport	2,487,000		4,187,834
Yuanta Financial Holding	7,349,000		5,444,044

Total			73,080,171

Thailand (1.6%)
Bangkok Bank	1,810,732		6,575,589
Siam Commercial Bank	2,833,600		7,228,574

Total			13,804,163

Turkey (3.0%)
BIM Birlesik Magazalar	101,571		4,144,217
Tofas Turk Otomobil Fabrikasi	1,500,549		4,230,034
Turkiye Garanti Bankasi	4,650,160		17,561,975

Total			25,936,226

United Kingdom (1.4%)
Standard Chartered	503,774		12,413,461

United States (0.8%)
Southern Copper	229,573		7,045,595

Total Common Stocks (Cost: $605,368,826)			$846,709,198

Money Market Fund (1.8%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.28%	15,532,663	(h)	$15,532,663

Total Money Market Fund (Cost: $15,532,663)			$15,532,663

Investments of Cash Collateral Received for Securities on Loan (3.2%)

	Shares	Value(a)
JPMorgan Prime Money Market Fund	27,936,149	$27,936,149

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $27,936,149)		$27,936,149

Total Investments in Securities (Cost: $648,837,638)(i)		$890,178,010

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at Sept. 30, 2008:

	Percentage of net
Industry	assets	Value
Airlines	0.7%	$5,902,666
Auto Components	0.9	7,822,436
Automobiles	2.3	20,158,568
Beverages	0.7	6,200,836
Building Products	—	308,981
Capital Markets	0.6	5,444,044
Chemicals	0.7	5,752,360
Commercial Banks	18.7	160,776,319
Communications Equipment	0.5	4,343,316
Construction & Engineering	3.1	27,040,892
Construction Materials	1.1	9,678,645
Diversified Financial Services	1.2	10,763,431
Diversified Telecommunication Services	1.8	15,436,755
Electric Utilities	—	169
Electrical Equipment	1.0	8,538,206
Electronic Equipment, Instruments & Components	3.8	32,985,120
Energy Equipment & Services	0.5	3,880,456
Food & Staples Retailing	3.0	25,998,629
Food Products	1.8	15,152,227
Hotels, Restaurants & Leisure	0.6	4,844,337
Household Durables	3.1	26,530,514
Industrial Conglomerates	0.5	4,649,958
Insurance	2.1	18,082,300
Internet Software & Services	0.9	8,015,079
IT Services	1.0	8,660,643
Machinery	0.6	4,923,063
Marine	0.5	4,187,834
Media	1.4	12,451,369
Metals & Mining	8.8	76,102,687
Multiline Retail	2.1	17,658,509
Oil, Gas & Consumable Fuels	14.2	122,357,306
Personal Products	0.9	7,474,440
Pharmaceuticals	1.6	14,141,649
Real Estate Management & Development	4.8	40,968,866
Semiconductors & Semiconductor Equipment	6.8	58,378,398
Specialty Retail	0.5	4,335,249
Thrifts & Mortgage Finance	1.1	9,484,587
Wireless Telecommunication Services	4.3	37,278,354
Other(1)	5.0	43,468,812

Total		$890,178,010

(1)	Cash & Cash Equivalents.
Investments in Derivatives
Forward Foreign Currency Contracts Open at Sept. 30, 2009

Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation	Unrealized depreciation

Oct. 6, 2009	306,452	2,375,000	$7	$—
	U.S. Dollar	Hong Kong Dollar
Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2009, the value of these securities amounted to $40,728,793 or 4.7% of net assets.

(e)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Sept. 30, 2009 was $28,015,498, representing 3.3% of net assets. Information concerning such security holdings at Sept. 30, 2009 is as follows:

	Acquisition
Security	dates	Cost

Eurasia Drilling GDR*	11-02-07 thru 09-22-08	$6,883,342
Evraz Group GDR*	05-06-09 thru 07-08-09	5,952,450
Orascom Construction Ind GDR*	05-27-09 thru 06-09-09	3,421,634
X5 Retail Group GDR*	01-07-09 thru 02-24-09	3,671,803

(*)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(f)	Security valued by management at fair value according to procedures approved, in good faith, by the Board.

(g)	At Sept. 30, 2009, security was partially or fully on loan.

(h)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2009.

(i)	At Sept. 30, 2009, the cost of securities for federal income tax purposes was approximately $648,838,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$250,256,000
Unrealized depreciation	(8,916,000)

Net unrealized appreciation	$241,340,000

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated June 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2009:

	Fair value at Sept. 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks
Construction & Engineering	$23,140,050	$3,900,842	$—	$27,040,892
Oil, Gas & Consumables Fuels	109,644,011	12,713,295	—	122,357,306
All Other Industries (a)	697,311,000	—	—	697,311,000

Total Equity Securities	830,095,061	16,614,137	—	846,709,198

Other
Affiliated Money Market Fund (b)	15,532,663	—	—	15,532,663
Investments of Cash Collateral Received for Securities on Loan	27,936,149	—	—	27,936,149

Total Other	43,468,812	—	—	43,468,812

Investments in Securities	873,563,873	16,614,137	—	890,178,010
Other Financial Instruments (c)	—	7	—	7

Total	$873,563,873	$16,614,144	$—	$890,178,017

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2009.

(c)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Portfolio of Investments
Threadneedle VP — International Opportunity Fund
Sept. 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (98.9%)(c)

Issuer	Shares		Value(a)
Australia (3.9%)
BHP Billiton	139,232		$4,633,396
CSL	145,364		4,289,990
Macquarie Group	74,534	(d)	3,864,839
Newcrest Mining	121,064		3,406,271
QBE Insurance Group	141,998		3,013,362
Rio Tinto	51,968		2,715,342

Total			21,923,200

Belgium (1.8%)
Colruyt	25,194	(d)	5,919,925
Fortis	904,417	(b,d)	4,235,727

Total			10,155,652

Brazil (1.8%)
Lojas Renner	188,100		3,276,293
OGX Petroleo e Gas Participacoes	4,700		3,591,494
Vale ADR	157,627		3,232,930

Total			10,100,717

Canada (1.4%)
Canadian Pacific Railway	75,000		3,510,373
Suncor Energy	120,000		4,192,829

Total			7,703,202

China (1.9%)
China Life Insurance Series H	656,000		2,856,774
CNOOC	1,858,000		2,498,111
Industrial & Commercial Bank of China Series H	6,986,000		5,264,289

Total			10,619,174

France (7.9%)
Accor	51,615		2,872,698
Air Liquide	45,108		5,131,301
ALSTOM	73,272		5,346,270
BNP Paribas	81,989	(d)	6,549,706
LVMH Moet Hennessy Louis Vuitton	62,181	(d)	6,252,844
Sanofi-Aventis	116,785	(d)	8,569,028
Schneider Electric	34,464		3,492,382
Societe Generale	80,627	(d)	6,488,088

Total			44,702,317

Germany (7.9%)
BMW	62,099	(d)	2,993,737
Daimler	144,429	(d)	7,270,252
Deutsche Bank	48,909		3,752,895
Fresenius Medical Care & Co	180,390	(d)	8,981,481
Linde	43,030	(d)	4,663,864

Issuer	Shares		Value(a)
SAP	102,652		4,998,323
Siemens	44,980	(d)	4,164,467
ThyssenKrupp	118,259	(d)	4,071,268
Wincor Nixdorf	57,072	(d)	3,674,921

Total			44,571,208

Greece (0.7%)
Natl Bank of Greece	116,860	(b)	4,188,953

Hong Kong (4.9%)
China Mobile	231,500		2,258,245
China Overseas Land & Investment	3,070,740		6,640,722
Esprit Holdings	529,900		3,555,458
Hong Kong Exchanges and Clearing	279,800		5,072,503
Li & Fung	1,728,000		6,967,742
Sun Hung Kai Properties	202,000		2,976,568

Total			27,471,238

Ireland (0.7%)
C&C Group	938,708		3,969,191

Israel (0.7%)
Teva Pharmaceutical Inds ADR	77,641		3,925,529

Japan (15.9%)
AIR WATER	91,000		1,048,296
Asahi Breweries	55,800	(d)	1,020,773
Asahi Kasei	72,000		366,582
Asatsu-DK	20,800		439,131
Bank of Kyoto	50,000	(d)	459,564
Bridgestone	37,700		676,642
Canon	61,150		2,473,005
Central Japan Railway	208	(d)	1,494,669
Chubu Electric Power	27,500	(d)	667,900
Dai Nippon Printing	78,000	(d)	1,074,076
Daiichi Sankyo	58,100		1,199,426
Daikin Inds	5,000	(d)	179,926
Dainippon Screen Mfg	146,000	(b,d)	553,036
Daiwa House Industry	45,000		471,262
DENSO	30,200	(d)	888,245
East Japan Railway	22,300	(d)	1,604,942
FamilyMart	15,200	(d)	489,399
FANUC	6,700		600,887
Fast Retailing	1,900		240,466
Fuji Heavy Inds	114,000		443,254
Fuji Oil	19,300		272,431
Fujitsu	168,000	(d)	1,098,675
Gunma Bank	150,000		825,544
Hitachi Construction Machinery	29,300	(d)	629,030
Honda Motor	72,900	(d)	2,245,663
Hoya	59,600	(d)	1,407,681
INPEX	42		358,426
Isuzu Motors	208,000	(d)	440,290
ITOCHU	64,000		424,247
J Front Retailing	39,000	(d)	235,063
Jafco	13,400		409,797
Japan Real Estate Investment	28		228,969
JFE Holdings	32,100	(d)	1,101,483

Issuer	Shares		Value(a)
JSR	61,600	(d)	1,262,759
JTEKT	50,700	(d)	590,829
Kansai Electric Power	35,600	(d)	860,660
Kao	23,600	(d)	583,696
KDDI	172		969,619
Kirin Holdings	18,000		275,939
Kissei Pharmaceutical	18,000		461,235
Komatsu	48,700	(d)	912,593
Kubota	85,000	(d)	707,394
Kurita Water Inds	28,200	(d)	1,011,642
Kyocera	14,400		1,336,379
Lawson	15,600		724,741
Makita	39,800	(d)	1,263,717
Mitsubishi	69,100		1,398,028
Mitsubishi Electric	125,000		946,981
Mitsubishi Estate	118,000	(d)	1,856,260
Mitsubishi UFJ Financial Group	401,800	(d)	2,157,640
Mitsui & Co	81,100	(d)	1,060,745
Mitsui Fudosan	45,000	(d)	761,539
Mizuho Financial Group	542,600		1,076,024
Mizuno	48,000	(d)	230,484
Murata Mfg	11,900	(d)	564,779
NHK Spring	62,000	(d)	511,837
Nidec	29,000		2,355,306
Nikon	14,000		256,108
Nintendo	4,200	(d)	1,076,215
Nippon Building Fund	5	(d)	44,619
Nippon Mining Holdings	83,500		411,179
Nippon Paper Group	14,900	(d)	429,940
Nippon Sheet Glass	160,000	(d)	534,766
Nippon Telegraph & Telephone	45,400		2,104,123
Nippon Yusen Kabushiki Kaisha	65,000		251,284
Nissan Chemical Inds	21,000		302,744
Nissan Motor	67,500		456,472
Nissin Food Products	25,900		995,499
Nomura Holdings	130,100	(d)	801,539
NTT Data	135		432,558
NTT DoCoMo	799		1,276,491
Osaka Gas	332,000		1,165,120
Pacific Golf Group Intl Holdings	1,182		826,988
Panasonic	81,500	(d)	1,201,267
Rohm	8,600		601,700
Seven & I Holdings	15,500	(d)	371,272
Sharp	58,000	(d)	644,882
Shin-Etsu Chemical	28,300	(d)	1,740,394
Shinko Plantech	58,300	(d)	570,925
Shionogi & Co	61,000	(d)	1,444,145
Shizuoka Bank	88,000	(d)	929,422
Showa Denko	159,000	(d)	324,168
Showa Shell Sekiyu	43,700	(d)	477,609
SMC	6,000	(d)	737,976
Sony	43,600	(d)	1,289,654
Stanley Electric	35,400		717,789
Sumitomo Electric Inds	53,800		703,675
Sumitomo Metal Inds	272,000	(d)	669,704
Sumitomo Metal Mining	56,000	(d)	919,618
Sumitomo Mitsui Financial Group	39,000	(d)	1,359,975
Sumitomo Warehouse	216,000		1,044,397
T&D Holdings	18,700		506,256
Taisho Pharmaceutical	47,000	(d)	950,378

Issuer	Shares		Value(a)
TOC	88,800		390,780
Tokio Marine Holdings	45,800		1,326,663
Tokyo Electron	21,100		1,346,974
Tokyo Gas	304,000	(d)	1,263,294
Tokyo Tatemono	94,000	(d)	459,742
Toyota Motor	139,900	(d)	5,564,267
Yahoo! Japan	1,396	(d)	474,359
Yamada Denki	7,780	(d)	526,994

Total			89,873,530

Mexico (0.3%)
Wal-Mart de Mexico Series V	415,800		1,442,054

Netherlands (5.3%)
Aegon	522,858	(b,d)	4,437,723
Akzo Nobel	60,391		3,740,635
ING Groep	430,252	(b)	7,679,913
Koninklijke (Royal) KPN	592,261		9,822,188
Unilever	152,160		4,384,601

Total			30,065,060

Portugal (0.5%)
Jeronimo Martins	291,789	(d)	2,555,092

Singapore (1.2%)
DBS Group Holdings	423,000		3,988,852
Keppel	518,000		2,979,369

Total			6,968,221

South Korea (1.3%)
Samsung Electronics	6,429		4,448,285
Shinhan Financial Group	75,890	(b)	3,028,126

Total			7,476,411

Spain (5.3%)
Banco Bilbao Vizcaya Argentaria	293,660		5,211,697
Banco Santander	739,473		11,901,140
Inditex	62,411		3,580,400
Telefonica	331,918		9,156,529

Total			29,849,766

Sweden (0.7%)
Atlas Copco Series A	292,530		3,769,563

Switzerland (10.0%)
Credit Suisse Group	196,852	(d)	10,924,200
Nestlé	283,404		12,078,611
Novartis	120,839		6,046,971
Roche Holding	106,628		17,237,253
Syngenta	25,992		5,972,843
Xstrata	267,144		3,938,080

Total			56,197,958

Taiwan (1.5%)
Hon Hai Precision Industry	1,453,370		5,835,558
Taiwan Semiconductor Mfg	1,437,149		2,885,214

Total			8,720,772

Issuer	Shares	Value(a)
United Kingdom (23.3%)
Admiral Group	229,297	4,239,402
Aggreko	337,538	3,786,453
AstraZeneca	81,594	3,656,024
BAE Systems	528,400	2,948,559
Barclays	1,023,265	6,050,101
BG Group	855,102	14,853,207
BP	962,715	8,507,376
British American Tobacco	354,978	11,135,110
Burberry Group	543,113	4,369,809
Hammerson	603,972	3,805,541
HSBC Holdings	511,110	5,847,903
Invensys	775,516	3,607,495
Kingfisher	949,048	3,228,766
Next	77,098	2,207,770
Reckitt Benckiser Group	194,372	9,498,258
Rio Tinto	206,677	8,813,170
RSA Insurance Group	1,554,770	3,324,260
Standard Chartered	402,598	9,920,389
Tesco	1,099,265	7,019,412
Tullow Oil	436,007	7,859,146
Whitbread	176,881	3,437,063
Wm Morrison Supermarkets	640,890	2,839,920

Total		130,955,134

Total Common Stocks (Cost: $487,602,491)		$557,203,942

Other (—%)

Issuer	Shares		Value(a)
France
BNP Paribas
Rights	81,989	(b,c)	$177,538

Total Other (Cost: $—)			$177,538

Money Market Fund (0.9%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.28%	5,272,866	(e)	$5,272,866

Total Money Market Fund (Cost: $5,272,866)			$5,272,866

Investments of Cash Collateral Received for Securities on Loan (20.6%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	116,182,051	$116,182,051

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $116,182,051)		$116,182,051

Total Investments in Securities (Cost: $609,057,408)(f)		$678,836,397

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total net assets at Sept. 30, 2008:

	Percentage of net
Industry	assets	Value
Aerospace & Defense	0.5%	$2,948,559
Auto Components	0.5	2,794,513
Automobiles	3.4	19,413,935
Beverages	0.9	5,265,903
Biotechnology	0.8	4,289,990
Building Products	0.1	714,692
Capital Markets	3.5	19,753,270
Chemicals	4.4	24,553,586
Commercial Banks	13.4	75,424,951
Commercial Services & Supplies	0.9	4,860,529
Computers & Peripherals	0.8	4,773,596
Distributors	1.2	6,967,742
Diversified Financial Services	2.3	12,752,416
Diversified Telecommunication Services	3.7	21,082,840
Electric Utilities	0.3	1,528,560
Electrical Equipment	1.9	10,489,308
Electronic Equipment, Instruments & Components	2.0	11,499,703
Energy Equipment & Services	0.1	570,925
Food & Staples Retailing	3.8	21,361,815
Food Products	3.1	17,731,142
Gas Utilities	0.4	2,428,414
Health Care Providers & Services	1.6	8,981,481
Hotels, Restaurants & Leisure	1.3	7,136,749
Household Durables	0.8	4,399,520
Household Products	1.8	10,081,954
Industrial Conglomerates	1.3	7,143,836
Insurance	4.2	23,940,167
Internet Software & Services	0.1	474,359
IT Services	0.1	432,558
Leisure Equipment & Products	0.1	486,592
Machinery	2.2	12,567,409
Marine	—	251,284
Media	0.1	439,131
Metals & Mining	5.9	33,501,262
Multiline Retail	1.0	5,719,126
Office Electronics	0.4	2,473,005
Oil, Gas & Consumable Fuels	7.6	42,749,377
Paper & Forest Products	0.1	429,940
Pharmaceuticals	7.7	43,489,989
Real Estate Investment Trusts (REITs)	0.7	4,079,129
Real Estate Management & Development	2.4	13,556,873
Road & Rail	1.2	6,609,984
Semiconductors & Semiconductor Equipment	1.7	9,835,209
Software	1.1	6,074,538

	Percentage of net
Industry	assets	Value
Specialty Retail	2.0	11,132,084
Textiles, Apparel & Luxury Goods	1.9	10,622,653
Tobacco	2.0	11,135,110
Trading Companies & Distributors	0.5	2,883,020
Transportation Infrastructure	0.2	1,044,397
Wireless Telecommunication Services	0.8	4,504,355
Other(1)	21.6	121,454,917

Total		$678,836,397

(1)	Cash & Cash Equivalents.
Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	At Sept. 30, 2009, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Sept. 30, 2009.

(f)	At Sept. 30, 2009, the cost of securities for federal income tax purposes was approximately $609,057,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$93,883,000
Unrealized depreciation	(24,104,000)

Net unrealized appreciation	$69,779,000

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated June 30, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2009:

	Fair value at Sept. 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)	$557,203,942	$—	$—	$557,203,942
Other (a)	177,538	—	—	177,538

Total Equity Securities	557,381,480	—	—	557,381,480

Other
Affiliated Money Market Fund (b)	5,272,866	—	—	5,272,866
Investments of Cash Collateral Received for Securities on Loan	116,182,051	—	—	116,182,051

Total Other	121,454,917	—	—	121,454,917

Total	$678,836,397	$—	$—	$678,836,397

(a)	All industry classifications are identified in the Portfolio of Investments.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2009.

Item 2. Control and Procedures
Item 3. Exhibits
SIGNATURES
EX-99.CERT

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) RiverSource Variable Series Trust

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer

Date	November 25, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer

Date	November 25, 2009

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date	November 25, 2009